UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2024

Date of reporting period:	June 30, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class 3

Blue Chip Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$21,208
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.43%
Investment Companies	0.68%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.72%
Financial	26.58%
Communications	18.39%
Consumer, Non-cyclical	8.68%
Consumer, Cyclical	8.41%
Industrial	6.46%
Basic Materials	2.19%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC897SAR3-0

Class 1

Bond Market Index Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,363,215
  Total Number of Portfolio Holdings4,386
  Portfolio Turnover Rate (annualized)52.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	69.12%
Bonds	29.43%
Investment Companies	3.13%
Municipal Bonds	0.49%
Other Assets and Liabilities	(2.17)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	46.30%
Mortgage Securities	27.57%
Financial	8.19%
Consumer, Non-cyclical	4.49%
Money Market Funds	3.13%
Utilities	2.26%
Communications	2.25%
Industrial	1.83%
Technology	1.80%
Energy	1.78%
Consumer, Cyclical	1.48%
Basic Materials	0.60%
Revenue Bonds	0.28%
General Obligation Unlimited	0.16%
Insured	0.04%
Prerefunded	0.01%
General Obligation Limited	0.00%
Other Assets and Liabilities	(2.17)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC5SAR1-0

Class 1

Core Plus Bond Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$206,421
  Total Number of Portfolio Holdings811
  Portfolio Turnover Rate (annualized)157.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	69.44%
U.S. Government & Government Agency Obligations	33.03%
Investment Companies	3.65%
Senior Floating Rate Interests	2.04%
Other Assets and Liabilities Footnote Reference*	(8.16)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	35.31%
Financial	16.94%
Asset Backed Securities	10.67%
Government	7.38%
Consumer, Non-cyclical	6.32%
Energy	5.51%
Industrial	5.49%
Consumer, Cyclical	5.10%
Utilities	4.38%
Money Market Funds	3.65%
Communications	3.20%
Technology	2.76%
Basic Materials	1.45%
Other Assets and LiabilitiesFootnote Reference*	(8.16)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC4SAR1-0

Class 1

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$697,780
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.84%
Domestic Equity Funds	43.15%
International Equity Funds	7.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR1-0

Class 2

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$697,780
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.84%
Domestic Equity Funds	43.15%
International Equity Funds	7.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR2-0

Class 3

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$697,780
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.84%
Domestic Equity Funds	43.15%
International Equity Funds	7.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR3-0

Class 2

Diversified Balanced Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$245,511
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)11.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.83%
Domestic Equity Funds	23.10%
Exchange-Traded Funds	20.06%
International Equity Funds	7.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC52SAR2-0

Class 3

Diversified Balanced Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$245,511
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)11.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.83%
Domestic Equity Funds	23.10%
Exchange-Traded Funds	20.06%
International Equity Funds	7.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC52SAR3-0

Class 2

Diversified Balanced Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$126,049
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.83%
Domestic Equity Funds	43.16%
International Equity Funds	7.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC43SAR2-0

Class 3

Diversified Balanced Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$126,049
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.83%
Domestic Equity Funds	43.16%
International Equity Funds	7.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC43SAR3-0

Class 2

Diversified Growth Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,898,679
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.13%
Fixed Income Funds	34.85%
International Equity Funds	10.05%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC7SAR2-0

Class 3

Diversified Growth Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,898,679
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.13%
Fixed Income Funds	34.85%
International Equity Funds	10.05%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC7SAR3-0

Class 2

Diversified Growth Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,545,234
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)13.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	35.11%
Fixed Income Funds	34.84%
Exchange-Traded Funds	20.02%
International Equity Funds	10.04%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC53SAR2-0

Class 3

Diversified Growth Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,545,234
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)13.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	35.11%
Fixed Income Funds	34.84%
Exchange-Traded Funds	20.02%
International Equity Funds	10.04%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC53SAR3-0

Class 2

Diversified Growth Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$273,251
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)12.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.14%
Fixed Income Funds	34.85%
International Equity Funds	10.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC44SAR2-0

Class 3

Diversified Growth Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$273,251
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)12.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.14%
Fixed Income Funds	34.85%
International Equity Funds	10.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC44SAR3-0

Class 2

Diversified Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$233,980
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)17.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.86%
Domestic Equity Funds	31.14%
International Equity Funds	4.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC8SAR2-0

Class 3

Diversified Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$233,980
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)17.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.86%
Domestic Equity Funds	31.14%
International Equity Funds	4.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC8SAR3-0

Class 1

Diversified International Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$264,040
  Total Number of Portfolio Holdings118
  Portfolio Turnover Rate (annualized)29.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.71%
Investment Companies	1.43%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.16%
Japan	13.61%
France	10.01%
Canada	9.37%
China	5.48%
Netherlands	5.29%
United States	5.05%
Korea, Republic Of	4.18%
Taiwan	4.02%
Germany	2.99%
Denmark	2.74%
Hong Kong	2.31%
Mexico	2.29%
Ireland	2.19%
India	2.00%
Sweden	1.73%
Indonesia	1.59%
Spain	1.51%
Italy	1.50%
Switzerland	1.37%
Other CountriesFootnote Reference*	4.75%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC9SAR1-0

Class 1

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$683,382
  Total Number of Portfolio Holdings69
  Portfolio Turnover Rate (annualized)14.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.46%
Consumer, Non-cyclical	21.23%
Consumer, Cyclical	11.75%
Technology	10.95%
Industrial	9.70%
Energy	7.81%
Utilities	5.04%
Communications	4.74%
Basic Materials	2.44%
Money Market Funds	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR1-0

Class 2

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$683,382
  Total Number of Portfolio Holdings69
  Portfolio Turnover Rate (annualized)14.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.46%
Consumer, Non-cyclical	21.23%
Consumer, Cyclical	11.75%
Technology	10.95%
Industrial	9.70%
Energy	7.81%
Utilities	5.04%
Communications	4.74%
Basic Materials	2.44%
Money Market Funds	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR2-0

Class 3

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$683,382
  Total Number of Portfolio Holdings69
  Portfolio Turnover Rate (annualized)14.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.46%
Consumer, Non-cyclical	21.23%
Consumer, Cyclical	11.75%
Technology	10.95%
Industrial	9.70%
Energy	7.81%
Utilities	5.04%
Communications	4.74%
Basic Materials	2.44%
Money Market Funds	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR3-0

Class 1

Global Emerging Markets Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$59	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$70,576
  Total Number of Portfolio Holdings146
  Portfolio Turnover Rate (annualized)30.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.51%
Preferred Stocks	1.70%
Investment Companies	1.21%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	20.47%
Taiwan	19.05%
India	17.94%
Korea, Republic Of	12.51%
Brazil	4.76%
Mexico	4.14%
Hong Kong	3.06%
South Africa	2.99%
Saudi Arabia	2.60%
Indonesia	2.46%
Greece	1.73%
United States	1.43%
Thailand	1.23%
Ireland	0.83%
Uruguay	0.70%
Turkey	0.67%
Netherlands	0.66%
Kuwait	0.45%
Colombia	0.42%
Luxembourg	0.42%
Other CountriesFootnote Reference*	1.90%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC12SAR1-0

Class 1

Government & High Quality Bond Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$115,322
  Total Number of Portfolio Holdings293
  Portfolio Turnover Rate (annualized)209.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	89.25%
Bonds	32.92%
Investment Companies	2.17%
Other Assets and Liabilities Footnote Reference*	(24.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	97.83%
Asset Backed Securities	18.82%
Government	5.52%
Money Market Funds	2.17%
Other Assets and LiabilitiesFootnote Reference*	(24.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC11SAR1-0

Class 1

LargeCap Growth Account I

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$647,944
  Total Number of Portfolio Holdings423
  Portfolio Turnover Rate (annualized)36.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.05%
Investment Companies	2.96%
Convertible Preferred Stocks	0.07%
Other Assets and Liabilities Footnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.96%
Communications	19.01%
Consumer, Non-cyclical	16.95%
Financial	7.63%
Consumer, Cyclical	5.77%
Industrial	5.37%
Money Market Funds	2.54%
Exchange-Traded Funds	0.42%
Energy	0.34%
Basic Materials	0.07%
Utilities	0.02%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC15SAR1-0

Class 1

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,821,961
  Total Number of Portfolio Holdings506
  Portfolio Turnover Rate (annualized)1.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.87%
Investment Companies	2.23%
Other Assets and Liabilities Footnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.71%
Consumer, Non-cyclical	16.86%
Communications	14.91%
Financial	13.17%
Consumer, Cyclical	7.71%
Industrial	6.96%
Energy	3.64%
Utilities	2.20%
Money Market Funds	1.93%
Basic Materials	1.71%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR1-0

Class 2

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,821,961
  Total Number of Portfolio Holdings506
  Portfolio Turnover Rate (annualized)1.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.87%
Investment Companies	2.23%
Other Assets and Liabilities Footnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.71%
Consumer, Non-cyclical	16.86%
Communications	14.91%
Financial	13.17%
Consumer, Cyclical	7.71%
Industrial	6.96%
Energy	3.64%
Utilities	2.20%
Money Market Funds	1.93%
Basic Materials	1.71%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR2-0

Class 1

LargeCap S&P 500 Managed Volatility Index Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$20	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$167,353
  Total Number of Portfolio Holdings508
  Portfolio Turnover Rate (annualized)10.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	92.23%
Investment Companies	7.33%
Purchased Options	0.16%
Other Assets and Liabilities Footnote Reference*	0.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.95%
Consumer, Non-cyclical	15.86%
Communications	14.06%
Financial	12.40%
Consumer, Cyclical	7.24%
Industrial	6.56%
Money Market Funds	6.48%
Energy	3.45%
Utilities	2.08%
Basic Materials	1.63%
Exchange-Traded Funds	0.85%
Purchased Options	0.16%
Other Assets and LiabilitiesFootnote Reference*	0.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC42SAR1-0

Class 1

MidCap Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$621,996
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)9.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.92%
Investment Companies	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	28.70%
Consumer, Cyclical	26.70%
Technology	17.16%
Industrial	17.07%
Consumer, Non-cyclical	3.32%
Utilities	3.22%
Communications	3.14%
Basic Materials	0.61%
Money Market Funds	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR1-0

Class 2

MidCap Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$621,996
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)9.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.92%
Investment Companies	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	28.70%
Consumer, Cyclical	26.70%
Technology	17.16%
Industrial	17.07%
Consumer, Non-cyclical	3.32%
Utilities	3.22%
Communications	3.14%
Basic Materials	0.61%
Money Market Funds	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR2-0

Class 1

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$204,842
  Total Number of Portfolio Holdings94
  Portfolio Turnover Rate (annualized)45.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.92%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.20%
Consumer, Non-cyclical	15.36%
Financial	15.00%
Communications	12.39%
Consumer, Cyclical	10.65%
Industrial	9.04%
Energy	4.36%
Utilities	2.43%
Money Market Funds	0.92%
Basic Materials	0.73%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR1-0

Class 2

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$204,842
  Total Number of Portfolio Holdings94
  Portfolio Turnover Rate (annualized)45.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.92%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.20%
Consumer, Non-cyclical	15.36%
Financial	15.00%
Communications	12.39%
Consumer, Cyclical	10.65%
Industrial	9.04%
Energy	4.36%
Utilities	2.43%
Money Market Funds	0.92%
Basic Materials	0.73%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR2-0

Class 1

Principal LifeTime 2020 Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$142,952
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate (annualized)16.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	55.71%
Domestic Equity Funds	29.59%
International Equity Funds	12.46%
Specialty Funds	2.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC23SAR1-0

Class 1

Principal LifeTime 2030 Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$287,258
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate (annualized)37.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	43.17%
Fixed Income Funds	39.55%
International Equity Funds	17.28%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC24SAR1-0

Class 1

Principal LifeTime 2040 Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$161,013
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate (annualized)28.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.62%
International Equity Funds	23.38%
Fixed Income Funds	19.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC25SAR1-0

Class 1

Principal LifeTime 2050 Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$78,804
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate (annualized)21.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.48%
International Equity Funds	27.96%
Fixed Income Funds	3.57%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC26SAR1-0

Class 1

Principal LifeTime 2060 Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,239
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate (annualized)20.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.75%
International Equity Funds	28.07%
Fixed Income Funds	3.21%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC41SAR1-0

Class 1

Principal LifeTime Strategic Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$52,662
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.60%
Domestic Equity Funds	24.01%
International Equity Funds	10.13%
Specialty Funds	2.27%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC27SAR1-0

Class 1

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$143,655
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)41.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.57%
Investment Companies	0.79%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.93%
Money Market Funds	0.79%
Consumer, Cyclical	0.64%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR1-0

Class 2

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$143,655
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)41.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.57%
Investment Companies	0.79%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.93%
Money Market Funds	0.79%
Consumer, Cyclical	0.64%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR2-0

Class 1

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$600,532
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)11.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.07%
Fixed Income Funds	31.96%
International Equity Funds	10.04%
Specialty Funds	3.04%
Money Market Funds	0.91%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR1-0

Class 2

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$600,532
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)11.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.07%
Fixed Income Funds	31.96%
International Equity Funds	10.04%
Specialty Funds	3.04%
Money Market Funds	0.91%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR2-0

Class 1

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$164,722
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)12.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	55.20%
Domestic Equity Funds	35.15%
International Equity Funds	6.36%
Specialty Funds	2.54%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR1-0

Class 2

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$164,722
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)12.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	55.20%
Domestic Equity Funds	35.15%
International Equity Funds	6.36%
Specialty Funds	2.54%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR2-0

Class 1

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$406,685
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)13.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.99%
Fixed Income Funds	13.77%
International Equity Funds	12.99%
Specialty Funds	3.42%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR1-0

Class 2

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$406,685
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)13.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.99%
Fixed Income Funds	13.77%
International Equity Funds	12.99%
Specialty Funds	3.42%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR2-0

Class 1

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$131,369
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	71.60%
Domestic Equity Funds	22.53%
International Equity Funds	3.69%
Specialty Funds	1.21%
Money Market Funds	1.00%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR1-0

Class 2

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$131,369
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	71.60%
Domestic Equity Funds	22.53%
International Equity Funds	3.69%
Specialty Funds	1.21%
Money Market Funds	1.00%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR2-0

Class 1

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$440,539
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.17%
International Equity Funds	17.30%
Specialty Funds	3.57%
Money Market Funds	0.99%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR1-0

Class 2

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$440,539
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.17%
International Equity Funds	17.30%
Specialty Funds	3.57%
Money Market Funds	0.99%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR2-0

Class 1

Short-Term Income Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$140,684
  Total Number of Portfolio Holdings340
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	95.07%
Investment Companies	4.39%
U.S. Government & Government Agency Obligations	1.01%
Other Assets and Liabilities Footnote Reference*	(0.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	26.31%
Financial	22.29%
Mortgage Securities	16.24%
Utilities	9.80%
Consumer, Non-cyclical	5.62%
Money Market Funds	4.39%
Energy	4.21%
Industrial	3.11%
Communications	2.82%
Technology	2.40%
Basic Materials	1.22%
Consumer, Cyclical	1.07%
Government	0.99%
Other Assets and LiabilitiesFootnote Reference*	(0.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC34SAR1-0

Class 1

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$171,943
  Total Number of Portfolio Holdings129
  Portfolio Turnover Rate (annualized)33.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	1.54%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	21.51%
Industrial	21.00%
Consumer, Non-cyclical	18.30%
Technology	13.28%
Consumer, Cyclical	11.99%
Energy	5.06%
Utilities	3.14%
Basic Materials	2.13%
Money Market Funds	1.54%
Communications	1.03%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR1-0

Class 2

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$171,943
  Total Number of Portfolio Holdings129
  Portfolio Turnover Rate (annualized)33.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	1.54%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	21.51%
Industrial	21.00%
Consumer, Non-cyclical	18.30%
Technology	13.28%
Consumer, Cyclical	11.99%
Energy	5.06%
Utilities	3.14%
Basic Materials	2.13%
Money Market Funds	1.54%
Communications	1.03%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR2-0

Class 2

U.S. LargeCap Buffer April Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about U.S. LargeCap Buffer April Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$59,532
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)58.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	149.56%
Purchased Options	24.26%
Other Assets and Liabilities Footnote Reference*	(73.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	149.56%
Purchased Options	24.26%
Money Market Funds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(73.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC902SAR2-0

Class 2

U.S. LargeCap Buffer January Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about U.S. LargeCap Buffer January Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$19,052
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)221.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	107.62%
Purchased Options	17.16%
Other Assets and Liabilities Footnote Reference*	(24.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	107.50%
Purchased Options	17.16%
Money Market Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(24.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC900SAR2-0

Class 2

U.S. LargeCap Buffer July Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about U.S. LargeCap Buffer July Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$86,127
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)61.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	37.93%
Purchased Options	6.97%
Other Assets and Liabilities Footnote Reference*	55.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	37.91%
Purchased Options	6.97%
Money Market Funds	0.02%
Other Assets and LiabilitiesFootnote Reference*	55.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC898SAR2-0

Class 2

U.S. LargeCap Buffer October Account

Semi-Annual Shareholder Report  June 30, 2024

This semi-annual shareholder report contains important information about U.S. LargeCap Buffer October Account (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$19,736
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	87.95%
Purchased Options	16.59%
Other Assets and Liabilities Footnote Reference*	(4.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	87.88%
Purchased Options	16.59%
Money Market Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(4.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC899SAR2-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 –INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights

Principal Variable Contracts Funds, Inc.
Semi-Annual
Financial Statements
and Additional Information
June 30, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 64
Schedules of Investments 90
Financial Highlights (Includes performance information) 225
Changes in and Disagreements with Accountants (N-CSR Item 8) 299
Proxy Disclosures (N-CSR Item 9) 300
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 301
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 302

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 16,283 $ 2,593,209 $ 226,870
Investment in affiliated Funds--at cost ..........................................................
$ 145 $ 70,936 $ 5,608
Assets
Investment in securities--at value  ................................................................ $ 21,086 $ 2,343,544
(a)
$ 217,665
(a)
Investment in affiliated Funds--at value ........................................................... 145 70,936 5,608
Cash ............................................................................................... – 1,189 43
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 6 15,653 1,695
Expense reimbursement from Manager ..................................................... 1 – –
Fund shares sold ............................................................................. – 896 333
Investment securities sold ................................................................... – 19,080 94
Total Assets   21,238 2,451,298 225,446
Liabilities
Accrued management and investment advisory fees .............................................. 10 273 80
Accrued distribution fees .......................................................................... 4 – –
Accrued service fees .............................................................................. 3 – –
Accrued directors' expenses ....................................................................... 1 16 2
Accrued professional fees ......................................................................... 6 4 5
Accrued other expenses ........................................................................... 1 12 3
Payables:
Fund shares redeemed ....................................................................... 5 1,573 31
Investment securities purchased ............................................................ – 77,310 16,775
Variation margin on futures ................................................................. – – 211
Collateral obligation on securities loaned, at value ............................................... – 8,895 1,918
Total Liabilities
30 88,083 19,025
Net Assets Applicable to Outstanding Shares ..................................................
$ 21,208 $ 2,363,215 $ 206,421
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 17,399 $ 2,620,645 $ 232,900
Total distributable earnings (accumulated loss) ...................................................
3,809 (257,430) (26,479)
Total Net Assets
$ 21,208 $ 2,363,215 $ 206,421
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 2,363,215 $ 206,421
Shares Issued and Outstanding .............................................................. 253,197 21,558
Net Asset Value per share ...................................................................
$ 9 .33 $ 9 .58
Class 3 : Net Assets ................................................................................ $ 21,208 N/A N/A
Shares Issued and Outstanding .............................................................. 1,541
Net Asset Value per share ...................................................................
$ 13 .76
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(b)
Investment in securities--at cost ................................................................
$ – $ 37,543 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 530,661 $ 194,605 $ 110,852
Assets
Investment in securities--at value  ................................................................ $ – $ 49,255 $ –
Investment in affiliated Funds--at value ........................................................... 697,958 196,353 126,088
Receivables:
Fund shares sold ............................................................................. 157 58 –
Investment securities sold ................................................................... 636 – 52
Total Assets   698,751 245,666 126,140
Liabilities
Accrued management and investment advisory fees .............................................. 29 24 5
Accrued distribution fees .......................................................................... 137 50 26
Accrued directors' expenses ....................................................................... 6 3 2
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... 1 1 1
Payables:
Fund shares redeemed ....................................................................... 793 – 52
Investment securities purchased ............................................................ – 72 –
Total Liabilities
971 155 91
Net Assets Applicable to Outstanding Shares ..................................................
$ 697,780 $ 245,511 $ 126,049
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 468,743 $ 224,078 $ 101,748
Total distributable earnings (accumulated loss) ...................................................
229,037 21,433 24,301
Total Net Assets
$ 697,780 $ 245,511 $ 126,049
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 34,143 N/A N/A
Shares Issued and Outstanding .............................................................. 2,282
Net Asset Value per share ...................................................................
$ 14 .96
Class 2 : Net Assets ................................................................................ $ 661,526 $ 245,500 $ 126,038
Shares Issued and Outstanding .............................................................. 44,110 20,028 10,303
Net Asset Value per share ...................................................................
$ 15 .00 $ 12 .26 $ 12 .23
Class 3 : Net Assets ................................................................................ $ 2,111 $ 11 $ 11
Shares Issued and Outstanding .............................................................. 143 1 1
Net Asset Value per share ...................................................................
$ 14 .77 $ 12 .22 $ 12 .17
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(b)
Investment in securities--at cost ................................................................
$ – $ 237,668 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 2,000,412 $ 1,149,092 $ 222,597
Assets
Investment in securities--at value  ................................................................ $ – $ 309,383 $ –
Investment in affiliated Funds--at value ........................................................... 2,899,425 1,236,034 273,327
Receivables:
Fund shares sold ............................................................................. 590 1,821 520
Investment securities sold ................................................................... 2,700 – –
Total Assets   2,902,715 1,547,238 273,847
Liabilities
Accrued management and investment advisory fees .............................................. 120 152 11
Accrued distribution fees .......................................................................... 600 315 56
Accrued directors' expenses ....................................................................... 20 9 3
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... – – 1
Payables:
Fund shares redeemed ....................................................................... 3,291 – 64
Investment securities purchased ............................................................ – 1,523 456
Total Liabilities
4,036 2,004 596
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,898,679 $ 1,545,234 $ 273,251
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,732,590 $ 1,335,767 $ 198,889
Total distributable earnings (accumulated loss) ...................................................
1,166,089 209,467 74,362
Total Net Assets
$ 2,898,679 $ 1,545,234 $ 273,251
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 2,897,797 $ 1,545,222 $ 273,239
Shares Issued and Outstanding .............................................................. 156,124 116,269 20,379
Net Asset Value per share ...................................................................
$ 18 .56 $ 13 .29 $ 13 .41
Class 3 : Net Assets ................................................................................ $ 882 $ 12 $ 12
Shares Issued and Outstanding .............................................................. 48 1 1
Net Asset Value per share ...................................................................
$ 18 .37 $ 13 .25 $ 13 .33
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 202,074 $ 337,457
Investment in affiliated Funds--at cost ..........................................................
$ 213,908 $ 3,039 $ 13,329
Foreign currency--at cost ........................................................................
$ – $ 170 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 261,374
(a)
$ 670,928
(a)
Investment in affiliated Funds--at value ........................................................... 234,047 3,039 13,329
Foreign currency--at value ........................................................................ – 170 –
Receivables:
Dividends and interest ....................................................................... – 724 1,124
Fund shares sold ............................................................................. – 171 188
Investment securities sold ................................................................... 434 75 1,272
Total Assets   234,481 265,553 686,841
Liabilities
Accrued management and investment advisory fees .............................................. 10 177 266
Accrued distribution fees .......................................................................... 48 – 14
Accrued directors' expenses ....................................................................... 3 3 5
Accrued foreign tax ............................................................................... – 10 –
Accrued professional fees ......................................................................... 5 2 4
Accrued other expenses ........................................................................... 1 14 7
Payables:
Fund shares redeemed ....................................................................... 434 106 792
Investment securities purchased ............................................................ – 473 1,964
Collateral obligation on securities loaned, at value ............................................... – 728 407
Total Liabilities
501 1,513 3,459
Net Assets Applicable to Outstanding Shares ..................................................
$ 233,980 $ 264,040 $ 683,382
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 200,525 $ 189,838 $ 295,104
Total distributable earnings (accumulated loss) ...................................................
33,455 74,202 388,278
Total Net Assets
$ 233,980 $ 264,040 $ 683,382
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 264,040 $ 613,311
Shares Issued and Outstanding .............................................................. 15,835 20,817
Net Asset Value per share ...................................................................
$ 16 .67 $ 29 .46
Class 2 : Net Assets ................................................................................ $ 233,886 N/A $ 68,336
Shares Issued and Outstanding .............................................................. 17,999 2,356
Net Asset Value per share ...................................................................
$ 12 .99 $ 29 .00
Class 3 : Net Assets ................................................................................ $ 94 N/A $ 1,735
Shares Issued and Outstanding .............................................................. 7 60
Net Asset Value per share ...................................................................
$ 13 .35 $ 29 .12
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 58,075 $ 150,886 $ 379,606
Investment in affiliated Funds--at cost ..........................................................
$ 854 $ 2,499 $ 16,485
Foreign currency--at cost ........................................................................
$ 1 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 70,020 $ 140,887 $ 631,959
(a)
Investment in affiliated Funds--at value ........................................................... 854 2,499 16,485
Foreign currency--at value ........................................................................ 1 – –
Cash ............................................................................................... 3 – –
Deposits with counterparty ........................................................................ – 187 118
Receivables:
Dividends and interest ....................................................................... 267 345 145
Expense reimbursement from Manager ..................................................... – – 8
Fund shares sold ............................................................................. 1 8 259
Investment securities sold ................................................................... 14 – 7,243
Variation margin on futures ................................................................. – 8 –
Total Assets   71,160 143,934 656,217
Liabilities
Accrued management and investment advisory fees .............................................. 57 47 355
Accrued directors' expenses ....................................................................... 2 2 3
Accrued foreign tax ............................................................................... 470 – –
Accrued professional fees ......................................................................... 1 5 4
Accrued other expenses ........................................................................... 17 1 5
Cash overdraft ..................................................................................... – 3 –
Payables:
Fund shares redeemed ....................................................................... 37 23 1,121
Investment securities purchased ............................................................ – 28,472 6,759
Variation margin on futures ................................................................. – 59 12
Collateral obligation on securities loaned, at value ............................................... – – 14
Total Liabilities
584 28,612 8,273
Net Assets Applicable to Outstanding Shares ..................................................
$ 70,576 $ 115,322 $ 647,944
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 60,327 $ 146,753 $ 338,951
Total distributable earnings (accumulated loss) ...................................................
10,249 (31,431) 308,993
Total Net Assets
$ 70,576 $ 115,322 $ 647,944
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 70,576 $ 115,322 $ 647,944
Shares Issued and Outstanding .............................................................. 4,434 13,847 13,786
Net Asset Value per share ...................................................................
$ 15 .92 $ 8 .33 $ 47 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,319,851 $ 77,874 $ 376,519
Investment in affiliated Funds--at cost ..........................................................
$ 54,536 $ 10,840 $ 1,196
Assets
Investment in securities--at value  ................................................................ $ 2,770,107 $ 156,038 $ 621,470
Investment in affiliated Funds--at value ........................................................... 54,536 10,840 1,196
Deposits with counterparty ........................................................................ – 366 –
Receivables:
Dividends and interest ....................................................................... 1,645 122 84
Fund shares sold ............................................................................. 914 205 33
Total Assets   2,827,202 167,571 622,783
Liabilities
Accrued management and investment advisory fees .............................................. 466 48 271
Accrued distribution fees .......................................................................... 13 – 9
Accrued directors' expenses ....................................................................... 18 2 5
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 10 7 1
Cash overdraft ..................................................................................... – – 31
Payables:
Fund shares redeemed ....................................................................... 4,491 18 466
Options and swaptions contracts written  (premiums received $ 0 , $ 171 and $ 0 ) ........... – 123 –
Variation margin on futures ................................................................. 239 16 –
Total Liabilities
5,241 218 787
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,821,961 $ 167,353 $ 621,996
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 924,657 $ 59,504 $ 279,083
Total distributable earnings (accumulated loss) ...................................................
1,897,304 107,849 342,913
Total Net Assets
$ 2,821,961 $ 167,353 $ 621,996
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,759,528 $ 167,353 $ 577,668
Shares Issued and Outstanding .............................................................. 110,282 9,206 8,480
Net Asset Value per share ...................................................................
$ 25 .02 $ 18 .18 $ 68 .12
Class 2 : Net Assets ................................................................................ $ 62,433 N/A $ 44,328
Shares Issued and Outstanding .............................................................. 2,548 662
Net Asset Value per share ...................................................................
$ 24 .50 $ 66 .92

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 96,276 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,888 $ 137,209 $ 263,177
Assets
Investment in securities--at value  ................................................................ $ 203,127 $ – $ –
Investment in affiliated Funds--at value ........................................................... 1,888 142,960 287,267
Receivables:
Dividends and interest ....................................................................... 83 178 258
Fund shares sold ............................................................................. 5 81 603
Total Assets   205,103 143,219 288,128
Liabilities
Accrued management and investment advisory fees .............................................. 104 – –
Accrued distribution fees .......................................................................... 12 – –
Accrued directors' expenses ....................................................................... 3 2 3
Accrued professional fees ......................................................................... 4 5 5
Accrued other expenses ........................................................................... 4 1 1
Payables:
Fund shares redeemed ....................................................................... 134 81 350
Investment securities purchased ............................................................ – 178 511
Total Liabilities
261 267 870
Net Assets Applicable to Outstanding Shares ..................................................
$ 204,842 $ 142,952 $ 287,258
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 77,016 $ 128,331 $ 251,636
Total distributable earnings (accumulated loss) ...................................................
127,826 14,621 35,622
Total Net Assets
$ 204,842 $ 142,952 $ 287,258
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 144,467 $ 142,952 $ 287,258
Shares Issued and Outstanding .............................................................. 3,519 10,998 21,115
Net Asset Value per share ...................................................................
$ 41 .05 $ 13 .00 $ 13 .60
Class 2 : Net Assets ................................................................................ $ 60,375 N/A N/A
Shares Issued and Outstanding .............................................................. 1,505
Net Asset Value per share ...................................................................
$ 40 .12

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 140,589 $ 67,421 $ 22,362
Assets
Investment in affiliated Funds--at value ........................................................... $ 161,020 $ 78,811 $ 25,246
Receivables:
Dividends and interest ....................................................................... 70 6 2
Fund shares sold ............................................................................. 414 145 122
Total Assets   161,504 78,962 25,370
Liabilities
Accrued directors' expenses ....................................................................... 2 2 1
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... 1 1 1
Payables:
Fund shares redeemed ....................................................................... 176 21 59
Investment securities purchased ............................................................ 307 129 65
Total Liabilities
491 158 131
Net Assets Applicable to Outstanding Shares ..................................................
$ 161,013 $ 78,804 $ 25,239
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 134,921 $ 65,073 $ 21,696
Total distributable earnings (accumulated loss) ...................................................
26,092 13,731 3,543
Total Net Assets
$ 161,013 $ 78,804 $ 25,239
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 161,013 $ 78,804 $ 25,239
Shares Issued and Outstanding .............................................................. 9,071 4,520 1,488
Net Asset Value per share ...................................................................
$ 17 .75 $ 17 .44 $ 16 .96

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 133,141 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 53,664 $ 1,138 $ 481,567
Assets
Investment in securities--at value  ................................................................ $ – $ 141,594 $ –
Investment in affiliated Funds--at value ........................................................... 52,666 1,138 600,662
Receivables:
Dividends and interest ....................................................................... 74 648 419
Fund shares sold ............................................................................. 41 41 21
Investment securities sold ................................................................... 329 521 216
Total Assets   53,110 143,942 601,318
Liabilities
Accrued management and investment advisory fees .............................................. – 91 112
Accrued distribution fees .......................................................................... – 2 30
Accrued directors' expenses ....................................................................... 1 2 5
Accrued professional fees ......................................................................... 2 4 4
Accrued other expenses ........................................................................... 1 1 –
Payables:
Fund shares redeemed ....................................................................... 370 187 237
Investment securities purchased ............................................................ 74 – 398
Total Liabilities
448 287 786
Net Assets Applicable to Outstanding Shares ..................................................
$ 52,662 $ 143,655 $ 600,532
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 51,711 $ 119,198 $ 462,448
Total distributable earnings (accumulated loss) ...................................................
951 24,457 138,084
Total Net Assets
$ 52,662 $ 143,655 $ 600,532
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 52,662 $ 133,778 $ 453,958
Shares Issued and Outstanding .............................................................. 4,616 7,504 30,737
Net Asset Value per share ...................................................................
$ 11 .41 $ 17 .83 $ 14 .77
Class 2 : Net Assets ................................................................................ N/A $ 9,877 $ 146,574
Shares Issued and Outstanding .............................................................. 554 10,119
Net Asset Value per share ...................................................................
$ 17 .84 $ 14 .49

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 144,427 $ 298,483 $ 125,045
Assets
Investment in affiliated Funds--at value ........................................................... $ 164,761 $ 406,793 $ 131,404
Receivables:
Dividends and interest ....................................................................... 177 126 164
Fund shares sold ............................................................................. 13 46 3
Investment securities sold ................................................................... 3 45 77
Total Assets   164,954 407,010 131,648
Liabilities
Accrued management and investment advisory fees .............................................. 31 76 25
Accrued distribution fees .......................................................................... 7 39 7
Accrued directors' expenses ....................................................................... 2 3 2
Accrued professional fees ......................................................................... 4 4 5
Accrued other expenses ........................................................................... 1 – 1
Payables:
Fund shares redeemed ....................................................................... 16 91 80
Investment securities purchased ............................................................ 171 112 159
Total Liabilities
232 325 279
Net Assets Applicable to Outstanding Shares ..................................................
$ 164,722 $ 406,685 $ 131,369
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 143,475 $ 295,335 $ 129,847
Total distributable earnings (accumulated loss) ...................................................
21,247 111,350 1,522
Total Net Assets
$ 164,722 $ 406,685 $ 131,369
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 132,451 $ 216,790 $ 95,339
Shares Issued and Outstanding .............................................................. 11,444 10,136 8,608
Net Asset Value per share ...................................................................
$ 11 .57 $ 21 .39 $ 11 .08
Class 2 : Net Assets ................................................................................ $ 32,271 $ 189,895 $ 36,030
Shares Issued and Outstanding .............................................................. 2,842 9,079 3,305
Net Asset Value per share ...................................................................
$ 11 .35 $ 20 .92 $ 10 .90

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 138,288 $ 138,220
Investment in affiliated Funds--at cost ..........................................................
$ 321,831 $ 5,484 $ 2,561
Assets
Investment in securities--at value  ................................................................ $ – $ 135,858
(a)
$ 167,627
(a)
Investment in affiliated Funds--at value ........................................................... 440,656 5,484 2,561
Cash ............................................................................................... – 1 –
Deposits with counterparty ........................................................................ – 135 –
Receivables:
Dividends and interest ....................................................................... 17 962 160
Fund shares sold ............................................................................. 20 31 50
Investment securities sold ................................................................... 24 – 4,654
Total Assets   440,717 142,471 175,052
Liabilities
Accrued management and investment advisory fees .............................................. 83 46 117
Accrued distribution fees .......................................................................... 44 – 2
Accrued directors' expenses ....................................................................... 3 2 3
Accrued professional fees ......................................................................... 4 5 5
Accrued other expenses ........................................................................... – 3 1
Payables:
Fund shares redeemed ....................................................................... 44 25 6
Investment securities purchased ............................................................ – 1,000 2,894
Variation margin on futures ................................................................. – 11 –
Collateral obligation on securities loaned, at value ............................................... – 695 81
Total Liabilities
178 1,787 3,109
Net Assets Applicable to Outstanding Shares ..................................................
$ 440,539 $ 140,684 $ 171,943
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 319,160 $ 138,026 $ 132,172
Total distributable earnings (accumulated loss) ...................................................
121,379 2,658 39,771
Total Net Assets
$ 440,539 $ 140,684 $ 171,943
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 225,653 $ 140,684 $ 162,909
Shares Issued and Outstanding .............................................................. 8,934 55,061 10,659
Net Asset Value per share ...................................................................
$ 25 .26 $ 2 .56 $ 15 .28
Class 2 : Net Assets ................................................................................ $ 214,886 N/A $ 9,034
Shares Issued and Outstanding .............................................................. 8,691 597
Net Asset Value per share ...................................................................
$ 24 .73 $ 15 .12
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
April Account
U.S. LargeCap Buffer
January Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ................................................................
$ 99,134 $ 21,866 $ 34,731
Investment in affiliated Funds--at cost ..........................................................
$ – $ 23 $ 19
Assets
Investment in securities--at value  ................................................................ $ 103,478 $ 23,750 $ 38,656
Investment in affiliated Funds--at value ........................................................... – 23 19
Cash ............................................................................................... – – 10,512
Receivables:
Dividends and interest ....................................................................... 96 20 23
Expense reimbursement from Manager ..................................................... – 1 1
Fund shares sold ............................................................................. – – 48,381
Investment securities sold ................................................................... 463 3 7,172
Total Assets   104,037 23,797 104,764
Liabilities
Accrued management and investment advisory fees .............................................. 62 13 16
Accrued distribution fees .......................................................................... 22 5 6
Accrued directors' expenses ....................................................................... 1 1 2
Accrued professional fees ......................................................................... 7 5 7
Accrued other expenses ........................................................................... 1 1 1
Payables:
Fund shares redeemed ....................................................................... 41,731 4,048 –
Interfund borrowing ......................................................................... 215 – –
Investment securities purchased ............................................................ 227 11 17,533
Options and swaptions contracts written  (premiums received $ 3,102 , $ 638 and $ 1,044 ) .. 2,239 661 1,072
Total Liabilities
44,505 4,745 18,637
Net Assets Applicable to Outstanding Shares ..................................................
$ 59,532 $ 19,052 $ 86,127
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 51,480 $ 11,213 $ 77,392
Total distributable earnings (accumulated loss) ...................................................
8,052 7,839 8,735
Total Net Assets
$ 59,532 $ 19,052 $ 86,127
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 59,532 $ 19,052 $ 86,127
Shares Issued and Outstanding .............................................................. 5,396 1,705 6,620
Net Asset Value per share ...................................................................
$ 11 .03 $ 11 .17 $ 13 .00

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
October Account
Investment in securities--at cost ............................................................................................................................
$ 16,574
Investment in affiliated Funds--at cost ......................................................................................................................
$ 14
Assets
Investment in securities--at value  ............................................................................................................................ $ 20,618
Investment in affiliated Funds--at value ....................................................................................................................... 14
Receivables:
Dividends and interest ................................................................................................................................... 16
Expense reimbursement from Manager ................................................................................................................. 1
Total Assets   20,649
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 11
Accrued distribution fees ...................................................................................................................................... 4
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 7
Accrued other expenses ....................................................................................................................................... 1
Payables:
Fund shares redeemed ................................................................................................................................... 72
Options and swaptions contracts written  (premiums received $ 591 ) ................................................................................... 817
Total Liabilities
913
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 19,736
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 14,486
Total distributable earnings (accumulated loss) ...............................................................................................................
5,250
Total Net Assets
$ 19,736
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 19,736
Shares Issued and Outstanding .......................................................................................................................... 1,514
Net Asset Value per share ...............................................................................................................................
$ 13 .03

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4 $ 1,203 $ 150
Dividends ............................................................................................... 54 144 –
Withholding tax ........................................................................................ (1) – –
Interest .................................................................................................. – 40,703 4,438
Securities lending - net .................................................................................
– 76 16
Total Income 57 42,126 4,604
Expenses:
Management and investment advisory fees ............................................................ 56 1,668 474
Distribution f ees - Class 3 .............................................................................. 23 N/A N/A
Administrative service fees - Class 3 .................................................................. 14 N/A N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 1 23 7
Directors' expenses ..................................................................................... 2 29 3
Professional fees ....................................................................................... 4 4 3
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... – 9 1
Total Gross Expenses 101 1,735 489
Less: Reimbursement from Manager - Class 3 ........................................................ 2 N/A N/A
Total Net Expenses 99 1,735 489
Net Investment Income (Loss) (42) 40,391 4,115
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 142 (21,482) (3,724)
Futures contracts ....................................................................................... – – (1,034)
Swap agreements ....................................................................................... – – (124)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,078 (36,821) 130
Futures contracts ....................................................................................... – – (540)
Swap agreements ....................................................................................... – – 76
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 2,220 (58,303) (5,216)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,178 $ (17,912) $ (1,101)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 1 $ –
Dividends ............................................................................................... – 305 –
Total Income – 306 –
Expenses:
Management and investment advisory fees ............................................................ 178 145 32
Distribution f ees - Class 2 .............................................................................. 845 302 161
Distribution f ees - Class 3 .............................................................................. 3 – –
Administrative service fees - Class 3 .................................................................. 2 – –
Directors' expenses ..................................................................................... 9 4 3
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 1 2 –
Total Expenses 1,041 456 199
Net Investment Income (Loss) (1,041) (150) (199)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 1,546 –
Investment transactions in affiliated Funds ............................................................ 30,357 262 2,699
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 5,120 –
Investments in affiliated Funds ......................................................................... 6,713 5,433 3,527
Net Realized and Unrealized Gain (Loss) on investments 37,070 12,361 6,226
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 36,029 $ 12,211 $ 6,027
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 4 $ –
Dividends ............................................................................................... – 1,889 –
Total Income – 1,893 –
Expenses:
Management and investment advisory fees ............................................................ 744 888 70
Distribution f ees - Class 2 .............................................................................. 3,726 1,850 348
Distribution f ees - Class 3 .............................................................................. 1 – –
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 36 17 4
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 5 11 1
Total Expenses 4,516 2,770 426
Net Investment Income (Loss) (4,516) (877) (426)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 6,498 –
Investment transactions in affiliated Funds ............................................................ 139,898 521 8,122
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 34,274 –
Investments in affiliated Funds ......................................................................... 67,424 60,552 10,111
Net Realized and Unrealized Gain (Loss) on investments 207,322 101,845 18,233
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 202,806 $ 100,968 $ 17,807
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 33 $ 333
Dividends ............................................................................................... – 4,501 8,591
Withholding tax ........................................................................................ – (331) (244)
Interest .................................................................................................. – – 1
Securities lending - net .................................................................................
– 3 25
Total Income – 4,206 8,706
Expenses:
Management and investment advisory fees ............................................................ 60 1,060 1,598
Distribution f ees - Class 2 .............................................................................. 299 N/A 84
Distribution f ees - Class 3 .............................................................................. – N/A 2
Administrative service fees - Class 3 .................................................................. – N/A 1
Custodian fees .......................................................................................... – 31 7
Directors' expenses ..................................................................................... 4 4 9
Professional fees ....................................................................................... 2 15 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 1 7 1
Total Expenses 367 1,118 1,705
Net Investment Income (Loss) (367) 3,088 7,001
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (235) and $ 0 , respectively) .................... – 10,738 22,124
Investment transactions in affiliated Funds ............................................................ 4,702 – –
Foreign currency transactions .......................................................................... – (44) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 208 and $ 0 , respectively) ................................... – 5,486 17,299
Investments in affiliated Funds ......................................................................... 3,492 – –
Translation of assets and liabilities in foreign currencies .............................................. – (26) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 8,194 16,154 39,423
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,827 $ 19,242 $ 46,424

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 28 $ 90 $ 380
Dividends ............................................................................................... 990 – 1,365
Withholding tax ........................................................................................ (86) – (8)
Interest .................................................................................................. 1 2,111 6
Securities lending - net .................................................................................
1 – –
Total Income 934 2,201 1,743
Expenses:
Management and investment advisory fees ............................................................ 341 291 2,086
Custodian fees .......................................................................................... 26 3 7
Directors' expenses ..................................................................................... 2 3 8
Professional fees ....................................................................................... 16 3 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 – 1
Total Gross Expenses 389 301 2,105
Less: Reimbursement from Manager .................................................................. – – 49
Total Net Expenses 389 301 2,056
Net Investment Income (Loss) 545 1,900 (313)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (125) , $ 0 and $ 0 , respectively) .................... 1,081 (2,584) 30,680
Foreign currency transactions .......................................................................... (19) – –
Futures contracts ....................................................................................... – (117) 377
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (95) , $ 0 and $ 0 , respectively) .................................. 3,952 (175) 62,120
Futures contracts ....................................................................................... – (319) (115)
Translation of assets and liabilities in foreign currencies .............................................. (5) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 5,009 (3,195) 93,062
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,554 $ (1,295) $ 92,749

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,041 $ 255 $ 33
Dividends ............................................................................................... 19,640 1,146 2,066
Withholding tax ........................................................................................ (5) – (106)
Interest .................................................................................................. 7 2 1
Securities lending - net .................................................................................
– – 1
Total Income 20,683 1,403 1,995
Expenses:
Management and investment advisory fees ............................................................ 2,799 300 1,653
Distribution f ees - Class 2 .............................................................................. 71 N/A 54
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 10 8 3
Directors' expenses ..................................................................................... 33 3 8
Professional fees ....................................................................................... 3 2 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 40 1 2
Total Expenses 2,958 315 1,723
Net Investment Income (Loss) 17,725 1,088 272
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 232,597 17,807 40,169
Futures contracts ....................................................................................... 4,326 305 –
Options and swaptions ................................................................................. – 1,840 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 145,005 1,894 8,481
Futures contracts ....................................................................................... (1,117) (60) –
Options and swaptions ................................................................................. – (70) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 380,811 21,716 48,650
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 398,536 $ 22,804 $ 48,922

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 59 $ 1,543 $ 2,355
Dividends ............................................................................................... 1,220 – –
Withholding tax ........................................................................................ (14) – –
Total Income 1,265 1,543 2,355
Expenses:
Management and investment advisory fees ............................................................ 607 N/A N/A
Distribution f ees - Class 2 .............................................................................. 68 N/A N/A
Custodian fees .......................................................................................... 3 – –
Directors' expenses ..................................................................................... 3 3 4
Professional fees ....................................................................................... 2 2 3
Technology fees ........................................................................................ 1 1 1
Total Expenses 684 6 8
Net Investment Income (Loss) 581 1,537 2,347
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 13,503 – –
Investment transactions in affiliated Funds ............................................................ – 1,562 404
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 15,170 – –
Investments in affiliated Funds ......................................................................... – 2,653 11,137
Net Realized and Unrealized Gain (Loss) on investments 28,673 4,215 11,541
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 29,254 $ 5,752 $ 13,888

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 744 $ 145 $ 45
Total Income 744 145 45
Expenses:
Directors' expenses ..................................................................................... 3 2 1
Professional fees ....................................................................................... 3 2 2
Technology fees ........................................................................................ – 1 1
Total Expenses 6 5 4
Net Investment Income (Loss) 738 140 41
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 79 (2) 3
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 9,535 5,636 1,769
Net Realized and Unrealized Gain (Loss) on investments 9,614 5,634 1,772
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,352 $ 5,774 $ 1,813

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 631 $ 20 $ 3,941
Dividends ............................................................................................... – 2,262 –
Total Income 631 2,282 3,941
Expenses:
Management and investment advisory fees ............................................................ N/A 560 678
Distribution f ees - Class 2 .............................................................................. N/A 12 179
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 2 3 8
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... – 1 1
Total Expenses 5 580 869
Net Investment Income (Loss) 626 1,702 3,072
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 6,551 –
Investment transactions in affiliated Funds ............................................................ (69) – 11,058
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (10,907) –
Investments in affiliated Funds ......................................................................... 1,188 – 27,247
Net Realized and Unrealized Gain (Loss) on investments 1,119 (4,356) 38,305
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,745 $ (2,654) $ 41,377

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,542 $ 1,430 $ 1,546
Total Income 1,542 1,430 1,546
Expenses:
Management and investment advisory fees ............................................................ 188 455 151
Distribution f ees - Class 2 .............................................................................. 40 232 45
Directors' expenses ..................................................................................... 3 6 3
Professional fees ....................................................................................... 2 2 3
Technology fees ........................................................................................ 1 1 1
Total Expenses 234 696 203
Net Investment Income (Loss) 1,308 734 1,343
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 952 6,490 500
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 5,278 26,971 2,077
Net Realized and Unrealized Gain (Loss) on investments 6,230 33,461 2,577
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,538 $ 34,195 $ 3,920

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 575 $ 99 $ 37
Dividends ............................................................................................... – – 1,105
Withholding tax ........................................................................................ – – (9)
Interest .................................................................................................. – 2,899 –
Securities lending - net .................................................................................
– 7 3
Total Income 575 3,005 1,136
Expenses:
Management and investment advisory fees ............................................................ 481 274 721
Distribution f ees - Class 2 .............................................................................. 258 N/A 12
Custodian fees .......................................................................................... – 3 2
Directors' expenses ..................................................................................... 6 3 3
Professional fees ....................................................................................... 2 3 4
Technology fees ........................................................................................ 1 – 1
Other expenses ......................................................................................... – 1 –
Total Expenses 748 284 743
Net Investment Income (Loss) (173) 2,721 393
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (124) 6,159
Investment transactions in affiliated Funds ............................................................ 4,593 – –
Futures contracts ....................................................................................... – (95) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 497 (3,511)
Investments in affiliated Funds ......................................................................... 36,914 – –
Futures contracts ....................................................................................... – (229) –
Net Realized and Unrealized Gain (Loss) on investments and futures 41,507 49 2,648
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 41,334 $ 2,770 $ 3,041

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer April Account
U.S. LargeCap
Buffer January
Account
U.S. LargeCap
Buffer July Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 32 $ 21 $ 1
Dividends ............................................................................................... 374 315 184
Total Income 406 336 185
Expenses:
Management and investment advisory fees ............................................................ 214 179 120
Distribution f ees - Class 2 .............................................................................. 77 65 43
Custodian fees .......................................................................................... – – 1
Directors' expenses ..................................................................................... 1 1 2
Professional fees ....................................................................................... 3 4 3
Technology fees ........................................................................................ 1 1 –
Other expenses ......................................................................................... 1 4 3
Total Gross Expenses 297 254 172
Less: Reimbursement from Manager - Class 2 ........................................................ 2 4 4
Total Net Expenses 295 250 168
Net Investment Income (Loss) 111 86 17
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 2,788 5,852 3,111
Options and swaptions ................................................................................. (35) 98 837
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,334 288 800
Options and swaptions ................................................................................. 506 (26) (1,153)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 5,593 6,212 3,595
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,704 $ 6,298 $ 3,612

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer October
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 1
Dividends ................................................................................................................................................... 112
Total Income 113
Expenses:
Management and investment advisory fees ................................................................................................................ 67
Distribution f ees - Class 2 .................................................................................................................................. 24
Directors' expenses ......................................................................................................................................... 1
Professional fees ........................................................................................................................................... 3
Technology fees ............................................................................................................................................ 1
Other expenses ............................................................................................................................................. 1
Total Gross Expenses 97
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 4
Total Net Expenses 93
Net Investment Income (Loss) 20
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 1,149
Options and swaptions ..................................................................................................................................... 12
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 1,254
Options and swaptions ..................................................................................................................................... (322)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 2,093
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,113

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (42) $ (9)
Net realized gain (loss) on investments ...................................................................................................... 142 (82)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,078 4,092
Net Increase (Decrease) in Net Assets Resulting from Operations 2,178 4,001
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,834 3,516
Total Increase (Decrease) in Net Assets 5,012 7,517
Net Assets
Beginning of period ..........................................................................................................................
16,196 8,679
End of period ................................................................................................................................
$ 21,208 $ 16,196
Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 4,088
Redeemed ..........................................................................................................
(1,254)
Net Increase (Decrease)
$ 2,834
Shares:
Sold .............................................................................................................. 312
Redeemed ..........................................................................................................
(95)
Net Increase (Decrease)
217
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 5,469
Redeemed ..........................................................................................................
(1,953)
Net Increase (Decrease)
$ 3,516
Shares:
Sold .............................................................................................................. 524
Redeemed ..........................................................................................................
(186)
Net Increase (Decrease)
338
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 40,391 $ 72,405
Net realized gain (loss) on investments ...................................................................................................... (21,482) (30,493)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(36,821) 82,124
Net Increase (Decrease) in Net Assets Resulting from Operations (17,912) 124,036
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (57,065)
Total Dividends and Distributions – (57,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(59,152) 83,237
Total Increase (Decrease) in Net Assets (77,064) 150,208
Net Assets
Beginning of period ..........................................................................................................................
2,440,279 2,290,071
End of period ................................................................................................................................
$ 2,363,215 $ 2,440,279
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 204,692
Redeemed ..........................................................................................................
(263,844)
Net Increase (Decrease)
$ (59,152)
Shares:
Sold .............................................................................................................. 22,070
Redeemed ..........................................................................................................
(28,506)
Net Increase (Decrease)
(6,436)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 447,044
Reinvested ......................................................................................................... 57,065
Redeemed ..........................................................................................................
(420,872)
Net Increase (Decrease)
$ 83,237
Shares:
Sold .............................................................................................................. 48,042
Reinvested ......................................................................................................... 6,355
Redeemed ..........................................................................................................
(45,699)
Net Increase (Decrease)
8,698
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (57,065)
Total Dividends and Distributions
$ (57,065)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,115 $ 6,885
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (4,882) (10,823)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
(334) 14,069
Net Increase (Decrease) in Net Assets Resulting from Operations (1,101) 10,131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,692)
Total Dividends and Distributions – (5,692)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
8,251 7,809
Total Increase (Decrease) in Net Assets 7,150 12,248
Net Assets
Beginning of period ..........................................................................................................................
199,271 187,023
End of period ................................................................................................................................
$ 206,421 $ 199,271
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 22,772
Redeemed ..........................................................................................................
(14,521)
Net Increase (Decrease)
$ 8,251
Shares:
Sold .............................................................................................................. 2,396
Redeemed ..........................................................................................................
(1,529)
Net Increase (Decrease)
867
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 28,224
Reinvested ......................................................................................................... 5,692
Redeemed ..........................................................................................................
(26,107)
Net Increase (Decrease)
$ 7,809
Shares:
Sold .............................................................................................................. 2,963
Reinvested ......................................................................................................... 621
Redeemed ..........................................................................................................
(2,754)
Net Increase (Decrease)
830
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,692)
Total Dividends and Distributions
$ (5,692)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (1,041) $ 12,592
Net realized gain (loss) on investments ...................................................................................................... 30,357 26,321
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,713 57,130
Net Increase (Decrease) in Net Assets Resulting from Operations 36,029 96,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (58,626)
Total Dividends and Distributions – (58,626)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(75,439) (49,142)
Total Increase (Decrease) in Net Assets (39,410) (11,725)
Net Assets
Beginning of period ..........................................................................................................................
737,190 748,915
End of period ................................................................................................................................
$ 697,780 $ 737,190
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ......................................................................................... $ 746 $ 3,230 $ 117
Redeemed .....................................................................................
(2,237) (77,118) (177)
Net Increase (Decrease)
$ (1,491) $ (73,888) $ (60)
Shares:
Sold ......................................................................................... 52 222 8
Redeemed .....................................................................................
(154) (5,290) (12)
Net Increase (Decrease)
(102) (5,068) (4)
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 1,347 $ 7,489 $ 1,577
Reinvested .................................................................................... 2,730 55,829 67
Redeemed .....................................................................................
(4,437) (113,578) (166)
Net Increase (Decrease)
$ (360) $ (50,260) $ 1,478
Shares:
Sold ......................................................................................... 95 532 113
Reinvested .................................................................................... 204 4,157 5
Redeemed .....................................................................................
(316) (8,116) (13)
Net Increase (Decrease)
(17) (3,427) 105
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,730) $ (55,829) $ (67)
Total Dividends and Distributions
$ (2,730) $ (55,829) $ (67)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Adaptive Allocation
Account
(a)
Period Ended
June 30, 2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ (150) $ 3,915
Net realized gain (loss) on investments ...................................................................................................... 1,808 3,084
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
10,553 20,450
Net Increase (Decrease) in Net Assets Resulting from Operations 12,211 27,449
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,720)
Total Dividends and Distributions – (4,720)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,022) 11,363
Total Increase (Decrease) in Net Assets 4,189 34,092
Net Assets
Beginning of period ..........................................................................................................................
241,322 207,230
End of period ................................................................................................................................
$ 245,511 $ 241,322
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 3,556 –
Redeemed ...............................................................................................
(11,578) –
Net Increase (Decrease)
$ (8,022) –
Shares:
Sold ................................................................................................... 297 –
Redeemed ...............................................................................................
(971) –
Net Increase (Decrease)
(674) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 21,379 –
Reinvested .............................................................................................. 4,720 –
Redeemed ...............................................................................................
(14,736) –
Net Increase (Decrease)
$ 11,363 –
Shares:
Sold ................................................................................................... 1,940 –
Reinvested .............................................................................................. 430 –
Redeemed ...............................................................................................
(1,339) –
Net Increase (Decrease)
1,031 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,720) $ –
Total Dividends and Distributions
$ (4,720) $ –
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Strategic Allocation
Account
(a)
Period Ended
June 30, 2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ (199) $ 2,235
Net realized gain (loss) on investments ...................................................................................................... 2,699 4,457
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,527 10,147
Net Increase (Decrease) in Net Assets Resulting from Operations 6,027 16,839
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,395)
Total Dividends and Distributions – (8,395)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,106) (15,709)
Total Increase (Decrease) in Net Assets (8,079) (7,265)
Net Assets
Beginning of period ..........................................................................................................................
134,128 141,393
End of period ................................................................................................................................
$ 126,049 $ 134,128
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 1,042 –
Redeemed ...............................................................................................
(15,148) –
Net Increase (Decrease)
$ (14,106) –
Shares:
Sold ................................................................................................... 87 –
Redeemed ...............................................................................................
(1,273) –
Net Increase (Decrease)
(1,186) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,910 –
Reinvested .............................................................................................. 8,394 1
Redeemed ...............................................................................................
(30,014) –
Net Increase (Decrease)
$ (15,710) $ 1
Shares:
Sold ................................................................................................... 518 –
Reinvested .............................................................................................. 762 –
Redeemed ...............................................................................................
(2,645) –
Net Increase (Decrease)
(1,365) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (8,394) $ (1)
Total Dividends and Distributions
$ (8,394) $ (1)
(a)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (4,516) $ 48,753
Net realized gain (loss) on investments ...................................................................................................... 139,898 109,340
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
67,424 310,129
Net Increase (Decrease) in Net Assets Resulting from Operations 202,806 468,222
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (247,012)
Total Dividends and Distributions – (247,012)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(381,363) (189,911)
Total Increase (Decrease) in Net Assets (178,557) 31,299
Net Assets
Beginning of period ..........................................................................................................................
3,077,236 3,045,937
End of period ................................................................................................................................
$ 2,898,679 $ 3,077,236
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 35,180 $ 582
Redeemed ...............................................................................................
(417,103) (22)
Net Increase (Decrease)
$ (381,923) $ 560
Shares:
Sold ................................................................................................... 1,952 33
Redeemed ...............................................................................................
(23,224) (1)
Net Increase (Decrease)
(21,272) 32
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 35,583 $ 47
Reinvested .............................................................................................. 246,990 22
Redeemed ...............................................................................................
(472,541) (12)
Net Increase (Decrease)
$ (189,968) $ 57
Shares:
Sold ................................................................................................... 2,104 3
Reinvested .............................................................................................. 15,190 1
Redeemed ...............................................................................................
(27,874) (1)
Net Increase (Decrease)
(10,580) 3
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (246,990) $ (22)
Total Dividends and Distributions
$ (246,990) $ (22)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Adaptive Allocation
Account
(a)
Period Ended
June 30, 2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ (877) $ 21,987
Net realized gain (loss) on investments ...................................................................................................... 7,019 24,269
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
94,826 142,485
Net Increase (Decrease) in Net Assets Resulting from Operations 100,968 188,741
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (36,386)
Total Dividends and Distributions – (36,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,916 91,164
Total Increase (Decrease) in Net Assets 104,884 243,519
Net Assets
Beginning of period ..........................................................................................................................
1,440,350 1,196,831
End of period ................................................................................................................................
$ 1,545,234 $ 1,440,350
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 38,782 –
Redeemed ...............................................................................................
(34,866) –
Net Increase (Decrease)
$ 3,916 –
Shares:
Sold ................................................................................................... 3,031 –
Redeemed ...............................................................................................
(2,721) –
Net Increase (Decrease)
310 –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 95,241 –
Reinvested .............................................................................................. 36,386 –
Redeemed ...............................................................................................
(40,463) –
Net Increase (Decrease)
$ 91,164 –
Shares:
Sold ................................................................................................... 8,168 –
Reinvested .............................................................................................. 3,123 –
Redeemed ...............................................................................................
(3,480) –
Net Increase (Decrease)
7,811 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (36,386) $ –
Total Dividends and Distributions
$ (36,386) $ –
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Strategic Allocation
Account
(a)
Period Ended
June 30, 2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ (426) $ 4,473
Net realized gain (loss) on investments ...................................................................................................... 8,122 11,699
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
10,111 26,072
Net Increase (Decrease) in Net Assets Resulting from Operations 17,807 42,244
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (21,197)
Total Dividends and Distributions – (21,197)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(38,006) (20,567)
Total Increase (Decrease) in Net Assets (20,199) 480
Net Assets
Beginning of period ..........................................................................................................................
293,450 292,970
End of period ................................................................................................................................
$ 273,251 $ 293,450
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 10,533 –
Redeemed ...............................................................................................
(48,539) –
Net Increase (Decrease)
$ (38,006) –
Shares:
Sold ................................................................................................... 800 –
Redeemed ...............................................................................................
(3,732) –
Net Increase (Decrease)
(2,932) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 10,351 –
Reinvested .............................................................................................. 21,196 1
Redeemed ...............................................................................................
(52,115) –
Net Increase (Decrease)
$ (20,568) $ 1
Shares:
Sold ................................................................................................... 841 –
Reinvested .............................................................................................. 1,790 –
Redeemed ...............................................................................................
(4,250) –
Net Increase (Decrease)
(1,619) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (21,196) $ (1)
Total Dividends and Distributions
$ (21,196) $ (1)
(a)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (367) $ 4,512
Net realized gain (loss) on investments ...................................................................................................... 4,702 4,965
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,492 16,977
Net Increase (Decrease) in Net Assets Resulting from Operations 7,827 26,454
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (14,450)
Total Dividends and Distributions – (14,450)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(20,900) (19,305)
Total Increase (Decrease) in Net Assets (13,073) (7,301)
Net Assets
Beginning of period ..........................................................................................................................
247,053 254,354
End of period ................................................................................................................................
$ 233,980 $ 247,053
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 14,094 $ 4
Redeemed ...............................................................................................
(34,997) (1)
Net Increase (Decrease)
$ (20,903) $ 3
Shares:
Sold ................................................................................................... 1,109 –
Redeemed ...............................................................................................
(2,754) –
Net Increase (Decrease)
(1,645) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,616 $ 27
Reinvested .............................................................................................. 14,446 4
Redeemed ...............................................................................................
(47,397) (1)
Net Increase (Decrease)
$ (19,335) $ 30
Shares:
Sold ................................................................................................... 1,109 2
Reinvested .............................................................................................. 1,215 –
Redeemed ...............................................................................................
(3,879) –
Net Increase (Decrease)
(1,555) 2
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (14,446) $ (4)
Total Dividends and Distributions
$ (14,446) $ (4)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,088 $ 4,319
Net realized gain (loss) on investments and foreign currencies ............................................................................. 10,694 2,419
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
5,460 32,950
Net Increase (Decrease) in Net Assets Resulting from Operations 19,242 39,688
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (3,137)
Total Dividends and Distributions – (3,137)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(11,277) (17,197)
Total Increase (Decrease) in Net Assets 7,965 19,354
Net Assets
Beginning of period ..........................................................................................................................
256,075 236,721
End of period ................................................................................................................................
$ 264,040 $ 256,075
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 9,080
Redeemed ..........................................................................................................
(20,357)
Net Increase (Decrease)
$ (11,277)
Shares:
Sold .............................................................................................................. 557
Redeemed ..........................................................................................................
(1,252)
Net Increase (Decrease)
(695)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 12,389
Reinvested ......................................................................................................... 3,137
Redeemed ..........................................................................................................
(32,723)
Net Increase (Decrease)
$ (17,197)
Shares:
Sold .............................................................................................................. 849
Reinvested ......................................................................................................... 217
Redeemed ..........................................................................................................
(2,259)
Net Increase (Decrease)
(1,193)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (3,137)
Total Dividends and Distributions
$ (3,137)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,001 $ 15,369
Net realized gain (loss) on investments ...................................................................................................... 22,124 12,715
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
17,299 40,816
Net Increase (Decrease) in Net Assets Resulting from Operations 46,424 68,900
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (42,875)
Total Dividends and Distributions – (42,875)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(28,044) (43,590)
Total Increase (Decrease) in Net Assets 18,380 (17,565)
Net Assets
Beginning of period ..........................................................................................................................
665,002 682,567
End of period ................................................................................................................................
$ 683,382 $ 665,002
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ......................................................................................... $ 16,701 $ 1,693 $ 667
Redeemed .....................................................................................
(43,479) (3,498) (128)
Net Increase (Decrease)
$ (26,778) $ (1,805) $ 539
Shares:
Sold ......................................................................................... 581 59 24
Redeemed .....................................................................................
(1,515) (123) (5)
Net Increase (Decrease)
(934) (64) 19
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 30,321 $ 7,722 $ 849
Reinvested .................................................................................... 38,725 4,107 43
Redeemed .....................................................................................
(120,170) (5,044) (143)
Net Increase (Decrease)
$ (51,124) $ 6,785 $ 749
Shares:
Sold ......................................................................................... 1,132 293 32
Reinvested .................................................................................... 1,510 162 2
Redeemed .....................................................................................
(4,473) (192) (5)
Net Increase (Decrease)
(1,831) 263 29
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (38,725) $ (4,107) $ (43)
Total Dividends and Distributions
$ (38,725) $ (4,107) $ (43)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 545 $ 1,017
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,062 608
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
3,947 6,393
Net Increase (Decrease) in Net Assets Resulting from Operations 5,554 8,018
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,657)
Total Dividends and Distributions – (1,657)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,385) (6,969)
Total Increase (Decrease) in Net Assets 3,169 (608)
Net Assets
Beginning of period ..........................................................................................................................
67,407 68,015
End of period ................................................................................................................................
$ 70,576 $ 67,407
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 2,526
Redeemed ..........................................................................................................
(4,911)
Net Increase (Decrease)
$ (2,385)
Shares:
Sold .............................................................................................................. 169
Redeemed ..........................................................................................................
(325)
Net Increase (Decrease)
(156)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 4,026
Reinvested ......................................................................................................... 1,657
Redeemed ..........................................................................................................
(12,652)
Net Increase (Decrease)
$ (6,969)
Shares:
Sold .............................................................................................................. 284
Reinvested ......................................................................................................... 118
Redeemed ..........................................................................................................
(892)
Net Increase (Decrease)
(490)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,657)
Total Dividends and Distributions
$ (1,657)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,900 $ 3,499
Net realized gain (loss) on investments and futures ......................................................................................... (2,701) (5,935)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(494) 8,238
Net Increase (Decrease) in Net Assets Resulting from Operations (1,295) 5,802
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,868)
Total Dividends and Distributions – (2,868)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,091) (19,572)
Total Increase (Decrease) in Net Assets (6,386) (16,638)
Net Assets
Beginning of period ..........................................................................................................................
121,708 138,346
End of period ................................................................................................................................
$ 115,322 $ 121,708
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 5,497
Redeemed ..........................................................................................................
(10,588)
Net Increase (Decrease)
$ (5,091)
Shares:
Sold .............................................................................................................. 665
Redeemed ..........................................................................................................
(1,280)
Net Increase (Decrease)
(615)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 13,574
Reinvested ......................................................................................................... 2,868
Redeemed ..........................................................................................................
(36,014)
Net Increase (Decrease)
$ (19,572)
Shares:
Sold .............................................................................................................. 1,627
Reinvested ......................................................................................................... 356
Redeemed ..........................................................................................................
(4,306)
Net Increase (Decrease)
(2,323)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,868)
Total Dividends and Distributions
$ (2,868)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (313) $ (66)
Net realized gain (loss) on investments and futures ......................................................................................... 31,057 33,516
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
62,005 138,188
Net Increase (Decrease) in Net Assets Resulting from Operations 92,749 171,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (25,448)
Total Dividends and Distributions – (25,448)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(24,877) (5,611)
Total Increase (Decrease) in Net Assets 67,872 140,579
Net Assets
Beginning of period ..........................................................................................................................
580,072 439,493
End of period ................................................................................................................................
$ 647,944 $ 580,072
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 22,986
Redeemed ..........................................................................................................
(47,863)
Net Increase (Decrease)
$ (24,877)
Shares:
Sold .............................................................................................................. 528
Redeemed ..........................................................................................................
(1,094)
Net Increase (Decrease)
(566)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 40,508
Reinvested ......................................................................................................... 25,448
Redeemed ..........................................................................................................
(71,567)
Net Increase (Decrease)
$ (5,611)
Shares:
Sold .............................................................................................................. 1,127
Reinvested ......................................................................................................... 686
Redeemed ..........................................................................................................
(2,004)
Net Increase (Decrease)
(191)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (25,448)
Total Dividends and Distributions
$ (25,448)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 17,725 $ 39,883
Net realized gain (loss) on investments and futures ......................................................................................... 236,923 193,504
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
143,888 385,282
Net Increase (Decrease) in Net Assets Resulting from Operations 398,536 618,669
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (147,468)
Total Dividends and Distributions – (147,468)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(364,066) (242,011)
Total Increase (Decrease) in Net Assets 34,470 229,190
Net Assets
Beginning of period ..........................................................................................................................
2,787,491 2,558,301
End of period ................................................................................................................................
$ 2,821,961 $ 2,787,491
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 83,275 $ 6,131
Redeemed ...............................................................................................
(449,420) (4,052)
Net Increase (Decrease)
$ (366,145) $ 2,079
Shares:
Sold ................................................................................................... 3,548 267
Redeemed ...............................................................................................
(19,128) (174)
Net Increase (Decrease)
(15,580) 93
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 143,802 $ 7,947
Reinvested .............................................................................................. 144,810 2,658
Redeemed ...............................................................................................
(532,810) (8,418)
Net Increase (Decrease)
$ (244,198) $ 2,187
Shares:
Sold ................................................................................................... 7,135 404
Reinvested .............................................................................................. 7,144 134
Redeemed ...............................................................................................
(26,377) (430)
Net Increase (Decrease)
(12,098) 108
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (144,810) $ (2,658)
Total Dividends and Distributions
$ (144,810) $ (2,658)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,088 $ 2,628
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 19,952 20,646
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
1,764 15,030
Net Increase (Decrease) in Net Assets Resulting from Operations 22,804 38,304
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (12,717)
Total Dividends and Distributions – (12,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(33,926) (28,267)
Total Increase (Decrease) in Net Assets (11,122) (2,680)
Net Assets
Beginning of period ..........................................................................................................................
178,475 181,155
End of period ................................................................................................................................
$ 167,353 $ 178,475
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 3,819
Redeemed ..........................................................................................................
(37,745)
Net Increase (Decrease)
$ (33,926)
Shares:
Sold .............................................................................................................. 221
Redeemed ..........................................................................................................
(2,204)
Net Increase (Decrease)
(1,983)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,359
Reinvested ......................................................................................................... 12,717
Redeemed ..........................................................................................................
(47,343)
Net Increase (Decrease)
$ (28,267)
Shares:
Sold .............................................................................................................. 425
Reinvested ......................................................................................................... 849
Redeemed ..........................................................................................................
(3,133)
Net Increase (Decrease)
(1,859)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (12,717)
Total Dividends and Distributions
$ (12,717)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 272 $ 1,679
Net realized gain (loss) on investments ...................................................................................................... 40,169 62,070
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
8,481 71,761
Net Increase (Decrease) in Net Assets Resulting from Operations 48,922 135,510
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (14,148)
Total Dividends and Distributions – (14,148)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(41,656) (94,403)
Total Increase (Decrease) in Net Assets 7,266 26,959
Net Assets
Beginning of period ..........................................................................................................................
614,730 587,771
End of period ................................................................................................................................
$ 621,996 $ 614,730
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 9,739 $ 2,104
Redeemed ...............................................................................................
(51,106) (2,393)
Net Increase (Decrease)
$ (41,367) $ (289)
Shares:
Sold ................................................................................................... 146 31
Redeemed ...............................................................................................
(764) (36)
Net Increase (Decrease)
(618) (5)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 16,611 $ 3,037
Reinvested .............................................................................................. 13,206 942
Redeemed ...............................................................................................
(125,193) (3,006)
Net Increase (Decrease)
$ (95,376) $ 973
Shares:
Sold ................................................................................................... 292 54
Reinvested .............................................................................................. 231 17
Redeemed ...............................................................................................
(2,254) (53)
Net Increase (Decrease)
(1,731) 18
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,206) $ (942)
Total Dividends and Distributions
$ (13,206) $ (942)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 581 $ 1,404
Net realized gain (loss) on investments ...................................................................................................... 13,503 8,130
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
15,170 28,174
Net Increase (Decrease) in Net Assets Resulting from Operations 29,254 37,708
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (12,207)
Total Dividends and Distributions – (12,207)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(7,737) 3,745
Total Increase (Decrease) in Net Assets 21,517 29,246
Net Assets
Beginning of period ..........................................................................................................................
183,325 154,079
End of period ................................................................................................................................
$ 204,842 $ 183,325
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 3,272 $ 5,227
Redeemed ...............................................................................................
(14,072) (2,164)
Net Increase (Decrease)
$ (10,800) $ 3,063
Shares:
Sold ................................................................................................... 86 139
Redeemed ...............................................................................................
(367) (57)
Net Increase (Decrease)
(281) 82
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 4,691 $ 10,711
Reinvested .............................................................................................. 9,103 3,104
Redeemed ...............................................................................................
(20,084) (3,780)
Net Increase (Decrease)
$ (6,290) $ 10,035
Shares:
Sold ................................................................................................... 142 331
Reinvested .............................................................................................. 280 97
Redeemed ...............................................................................................
(608) (116)
Net Increase (Decrease)
(186) 312
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,103) $ (3,104)
Total Dividends and Distributions
$ (9,103) $ (3,104)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,537 $ 4,204
Net realized gain (loss) on investments ...................................................................................................... 1,562 1,894
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,653 11,346
Net Increase (Decrease) in Net Assets Resulting from Operations 5,752 17,444
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (6,181)
Total Dividends and Distributions – (6,181)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,873) (10,741)
Total Increase (Decrease) in Net Assets (9,121) 522
Net Assets
Beginning of period ..........................................................................................................................
152,073 151,551
End of period ................................................................................................................................
$ 142,952 $ 152,073
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 6,695
Redeemed ..........................................................................................................
(21,568)
Net Increase (Decrease)
$ (14,873)
Shares:
Sold .............................................................................................................. 526
Redeemed ..........................................................................................................
(1,698)
Net Increase (Decrease)
(1,172)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 17,358
Reinvested ......................................................................................................... 6,181
Redeemed ..........................................................................................................
(34,280)
Net Increase (Decrease)
$ (10,741)
Shares:
Sold .............................................................................................................. 1,441
Reinvested ......................................................................................................... 523
Redeemed ..........................................................................................................
(2,835)
Net Increase (Decrease)
(871)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (6,181)
Total Dividends and Distributions
$ (6,181)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,347 $ 6,341
Net realized gain (loss) on investments ...................................................................................................... 404 3,032
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
11,137 25,892
Net Increase (Decrease) in Net Assets Resulting from Operations 13,888 35,265
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (9,885)
Total Dividends and Distributions – (9,885)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,690) 23,016
Total Increase (Decrease) in Net Assets 11,198 48,396
Net Assets
Beginning of period ..........................................................................................................................
276,060 227,664
End of period ................................................................................................................................
$ 287,258 $ 276,060
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 33,546
Redeemed ..........................................................................................................
(36,236)
Net Increase (Decrease)
$ (2,690)
Shares:
Sold .............................................................................................................. 2,531
Redeemed ..........................................................................................................
(2,726)
Net Increase (Decrease)
(195)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 51,020
Reinvested ......................................................................................................... 9,885
Redeemed ..........................................................................................................
(37,889)
Net Increase (Decrease)
$ 23,016
Shares:
Sold .............................................................................................................. 4,121
Reinvested ......................................................................................................... 814
Redeemed ..........................................................................................................
(3,081)
Net Increase (Decrease)
1,854
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (9,885)
Total Dividends and Distributions
$ (9,885)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 738 $ 2,864
Net realized gain (loss) on investments ...................................................................................................... 79 2,156
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
9,535 17,125
Net Increase (Decrease) in Net Assets Resulting from Operations 10,352 22,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,299)
Total Dividends and Distributions – (5,299)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(229) 15,989
Total Increase (Decrease) in Net Assets 10,123 32,835
Net Assets
Beginning of period ..........................................................................................................................
150,890 118,055
End of period ................................................................................................................................
$ 161,013 $ 150,890
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 18,245
Redeemed ..........................................................................................................
(18,474)
Net Increase (Decrease)
$ (229)
Shares:
Sold .............................................................................................................. 1,058
Redeemed ..........................................................................................................
(1,076)
Net Increase (Decrease)
(18)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 38,071
Reinvested ......................................................................................................... 5,299
Redeemed ..........................................................................................................
(27,381)
Net Increase (Decrease)
$ 15,989
Shares:
Sold .............................................................................................................. 2,424
Reinvested ......................................................................................................... 343
Redeemed ..........................................................................................................
(1,769)
Net Increase (Decrease)
998
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,299)
Total Dividends and Distributions
$ (5,299)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 140 $ 1,150
Net realized gain (loss) on investments ...................................................................................................... (2) 1,206
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
5,636 9,308
Net Increase (Decrease) in Net Assets Resulting from Operations 5,774 11,664
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,668)
Total Dividends and Distributions – (2,668)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,326 4,878
Total Increase (Decrease) in Net Assets 8,100 13,874
Net Assets
Beginning of period ..........................................................................................................................
70,704 56,830
End of period ................................................................................................................................
$ 78,804 $ 70,704
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 8,869
Redeemed ..........................................................................................................
(6,543)
Net Increase (Decrease)
$ 2,326
Shares:
Sold .............................................................................................................. 525
Redeemed ..........................................................................................................
(394)
Net Increase (Decrease)
131
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 18,070
Reinvested ......................................................................................................... 2,668
Redeemed ..........................................................................................................
(15,860)
Net Increase (Decrease)
$ 4,878
Shares:
Sold .............................................................................................................. 1,193
Reinvested ......................................................................................................... 179
Redeemed ..........................................................................................................
(1,054)
Net Increase (Decrease)
318
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,668)
Total Dividends and Distributions
$ (2,668)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 41 $ 335
Net realized gain (loss) on investments ...................................................................................................... 3 357
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,769 2,581
Net Increase (Decrease) in Net Assets Resulting from Operations 1,813 3,273
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (703)
Total Dividends and Distributions – (703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,994 3,731
Total Increase (Decrease) in Net Assets 3,807 6,301
Net Assets
Beginning of period ..........................................................................................................................
21,432 15,131
End of period ................................................................................................................................
$ 25,239 $ 21,432
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 4,193
Redeemed ..........................................................................................................
(2,199)
Net Increase (Decrease)
$ 1,994
Shares:
Sold .............................................................................................................. 257
Redeemed ..........................................................................................................
(136)
Net Increase (Decrease)
121
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 7,136
Reinvested ......................................................................................................... 703
Redeemed ..........................................................................................................
(4,108)
Net Increase (Decrease)
$ 3,731
Shares:
Sold .............................................................................................................. 486
Reinvested ......................................................................................................... 48
Redeemed ..........................................................................................................
(283)
Net Increase (Decrease)
251
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (703)
Total Dividends and Distributions
$ (703)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 626 $ 1,422
Net realized gain (loss) on investments ...................................................................................................... (69) 169
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,188 2,624
Net Increase (Decrease) in Net Assets Resulting from Operations 1,745 4,215
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (903)
Total Dividends and Distributions – (903)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,941) 28,413
Total Increase (Decrease) in Net Assets (3,196) 31,725
Net Assets
Beginning of period ..........................................................................................................................
55,858 24,133
End of period ................................................................................................................................
$ 52,662 $ 55,858
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 5,263
Redeemed ..........................................................................................................
(10,204)
Net Increase (Decrease)
$ (4,941)
Shares:
Sold .............................................................................................................. 466
Redeemed ..........................................................................................................
(912)
Net Increase (Decrease)
(446)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,913
Issued in acquisitions .................................................................................................. 33,732
Reinvested ......................................................................................................... 903
Redeemed ..........................................................................................................
(13,135)
Net Increase (Decrease)
$ 28,413
Shares:
Sold .............................................................................................................. 655
Issued in acquisitions .................................................................................................. 3,181
Reinvested ......................................................................................................... 86
Redeemed ..........................................................................................................
(1,245)
Net Increase (Decrease)
2,677
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (903)
Total Dividends and Distributions
$ (903)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,702 $ 3,555
Net realized gain (loss) on investments ...................................................................................................... 6,551 4,542
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(10,907) 9,510
Net Increase (Decrease) in Net Assets Resulting from Operations (2,654) 17,607
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,254)
Total Dividends and Distributions – (8,254)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,050) 10,679
Total Increase (Decrease) in Net Assets (10,704) 20,032
Net Assets
Beginning of period ..........................................................................................................................
154,359 134,327
End of period ................................................................................................................................
$ 143,655 $ 154,359
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 6,654 $ 597
Redeemed ...............................................................................................
(14,134) (1,167)
Net Increase (Decrease)
$ (7,480) $ (570)
Shares:
Sold ................................................................................................... 383 35
Redeemed ...............................................................................................
(812) (67)
Net Increase (Decrease)
(429) (32)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 27,776 $ 1,022
Reinvested .............................................................................................. 7,717 537
Redeemed ...............................................................................................
(25,411) (962)
Net Increase (Decrease)
$ 10,082 $ 597
Shares:
Sold ................................................................................................... 1,557 59
Reinvested .............................................................................................. 471 33
Redeemed ...............................................................................................
(1,457) (56)
Net Increase (Decrease)
571 36
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (7,717) $ (537)
Total Dividends and Distributions
$ (7,717) $ (537)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,072 $ 11,728
Net realized gain (loss) on investments ...................................................................................................... 11,058 (2,255)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
27,247 75,422
Net Increase (Decrease) in Net Assets Resulting from Operations 41,377 84,895
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (37,686)
Total Dividends and Distributions – (37,686)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(31,429) (24,825)
Total Increase (Decrease) in Net Assets 9,948 22,384
Net Assets
Beginning of period ..........................................................................................................................
590,584 568,200
End of period ................................................................................................................................
$ 600,532 $ 590,584
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 12,886 $ 3,235
Redeemed ...............................................................................................
(40,064) (7,486)
Net Increase (Decrease)
$ (27,178) $ (4,251)
Shares:
Sold ................................................................................................... 890 230
Redeemed ...............................................................................................
(2,800) (534)
Net Increase (Decrease)
(1,910) (304)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 12,885 $ 6,491
Reinvested .............................................................................................. 28,905 8,781
Redeemed ...............................................................................................
(67,084) (14,803)
Net Increase (Decrease)
$ (25,294) $ 469
Shares:
Sold ................................................................................................... 962 499
Reinvested .............................................................................................. 2,239 693
Redeemed ...............................................................................................
(5,050) (1,140)
Net Increase (Decrease)
(1,849) 52
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (28,905) $ (8,781)
Total Dividends and Distributions
$ (28,905) $ (8,781)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,308 $ 4,164
Net realized gain (loss) on investments ...................................................................................................... 952 (3,564)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
5,278 17,691
Net Increase (Decrease) in Net Assets Resulting from Operations 7,538 18,291
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,691)
Total Dividends and Distributions – (5,691)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,189) (10,522)
Total Increase (Decrease) in Net Assets (651) 2,078
Net Assets
Beginning of period ..........................................................................................................................
165,373 163,295
End of period ................................................................................................................................
$ 164,722 $ 165,373
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 4,145 $ 1,541
Redeemed ...............................................................................................
(11,280) (2,595)
Net Increase (Decrease)
$ (7,135) $ (1,054)
Shares:
Sold ................................................................................................... 370 137
Redeemed ...............................................................................................
(1,001) (234)
Net Increase (Decrease)
(631) (97)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 11,417 $ 2,745
Reinvested .............................................................................................. 4,660 1,031
Redeemed ...............................................................................................
(27,249) (3,126)
Net Increase (Decrease)
$ (11,172) $ 650
Shares:
Sold ................................................................................................... 1,075 263
Reinvested .............................................................................................. 447 101
Redeemed ...............................................................................................
(2,585) (302)
Net Increase (Decrease)
(1,063) 62
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,660) $ (1,031)
Total Dividends and Distributions
$ (4,660) $ (1,031)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 734 $ 5,688
Net realized gain (loss) on investments ...................................................................................................... 6,490 (6,863)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
26,971 65,520
Net Increase (Decrease) in Net Assets Resulting from Operations 34,195 64,345
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (25,245)
Total Dividends and Distributions – (25,245)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(13,970) 1,615
Total Increase (Decrease) in Net Assets 20,225 40,715
Net Assets
Beginning of period ..........................................................................................................................
386,460 345,745
End of period ................................................................................................................................
$ 406,685 $ 386,460
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 7,375 $ 2,524
Redeemed ...............................................................................................
(14,311) (9,558)
Net Increase (Decrease)
$ (6,936) $ (7,034)
Shares:
Sold ................................................................................................... 360 126
Redeemed ...............................................................................................
(697) (472)
Net Increase (Decrease)
(337) (346)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,930 $ 9,754
Reinvested .............................................................................................. 13,633 11,611
Redeemed ...............................................................................................
(33,834) (13,479)
Net Increase (Decrease)
$ (6,271) $ 7,886
Shares:
Sold ................................................................................................... 748 532
Reinvested .............................................................................................. 746 648
Redeemed ...............................................................................................
(1,801) (738)
Net Increase (Decrease)
(307) 442
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,633) $ (11,612)
Total Dividends and Distributions
$ (13,633) $ (11,612)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,343 $ 3,951
Net realized gain (loss) on investments ...................................................................................................... 500 (3,954)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,077 12,215
Net Increase (Decrease) in Net Assets Resulting from Operations 3,920 12,212
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,524)
Total Dividends and Distributions – (4,524)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,582) (14,680)
Total Increase (Decrease) in Net Assets (4,662) (6,992)
Net Assets
Beginning of period ..........................................................................................................................
136,031 143,023
End of period ................................................................................................................................
$ 131,369 $ 136,031
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 2,891 $ 944
Redeemed ...............................................................................................
(9,434) (2,983)
Net Increase (Decrease)
$ (6,543) $ (2,039)
Shares:
Sold ................................................................................................... 266 88
Redeemed ...............................................................................................
(868) (278)
Net Increase (Decrease)
(602) (190)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,357 $ 4,401
Reinvested .............................................................................................. 3,391 1,133
Redeemed ...............................................................................................
(23,837) (5,125)
Net Increase (Decrease)
$ (15,089) $ 409
Shares:
Sold ................................................................................................... 513 427
Reinvested .............................................................................................. 333 113
Redeemed ...............................................................................................
(2,298) (501)
Net Increase (Decrease)
(1,452) 39
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (3,391) $ (1,133)
Total Dividends and Distributions
$ (3,391) $ (1,133)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (173) $ 4,373
Net realized gain (loss) on investments ...................................................................................................... 4,593 (1,955)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
36,914 70,218
Net Increase (Decrease) in Net Assets Resulting from Operations 41,334 72,636
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (18,439)
Total Dividends and Distributions – (18,439)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(862) 6,944
Total Increase (Decrease) in Net Assets 40,472 61,141
Net Assets
Beginning of period ..........................................................................................................................
400,067 338,926
End of period ................................................................................................................................
$ 440,539 $ 400,067
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 12,238 $ 4,257
Redeemed ...............................................................................................
(11,182) (6,175)
Net Increase (Decrease)
$ 1,056 $ (1,918)
Shares:
Sold ................................................................................................... 507 182
Redeemed ...............................................................................................
(462) (262)
Net Increase (Decrease)
45 (80)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 18,284 $ 8,311
Reinvested .............................................................................................. 9,486 8,952
Redeemed ...............................................................................................
(26,387) (11,702)
Net Increase (Decrease)
$ 1,383 $ 5,561
Shares:
Sold ................................................................................................... 862 395
Reinvested .............................................................................................. 446 429
Redeemed ...............................................................................................
(1,228) (558)
Net Increase (Decrease)
80 266
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,487) $ (8,952)
Total Dividends and Distributions
$ (9,487) $ (8,952)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,721 $ 4,663
Net realized gain (loss) on investments and futures ......................................................................................... (219) (769)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
268 3,957
Net Increase (Decrease) in Net Assets Resulting from Operations 2,770 7,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,441)
Total Dividends and Distributions – (2,441)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,990 (3,608)
Total Increase (Decrease) in Net Assets 4,760 1,802
Net Assets
Beginning of period ..........................................................................................................................
135,924 134,122
End of period ................................................................................................................................
$ 140,684 $ 135,924
Class 1
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 18,809
Redeemed ..........................................................................................................
(16,819)
Net Increase (Decrease)
$ 1,990
Shares:
Sold .............................................................................................................. 7,451
Redeemed ..........................................................................................................
(6,671)
Net Increase (Decrease)
780
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 23,649
Reinvested ......................................................................................................... 2,441
Redeemed ..........................................................................................................
(29,698)
Net Increase (Decrease)
$ (3,608)
Shares:
Sold .............................................................................................................. 9,659
Reinvested ......................................................................................................... 1,004
Redeemed ..........................................................................................................
(12,117)
Net Increase (Decrease)
(1,454)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,441)
Total Dividends and Distributions
$ (2,441)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 393 $ 624
Net realized gain (loss) on investments ...................................................................................................... 6,159 4,173
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(3,511) 19,707
Net Increase (Decrease) in Net Assets Resulting from Operations 3,041 24,504
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (477)
Total Dividends and Distributions – (477)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(6,923) (13,488)
Total Increase (Decrease) in Net Assets (3,882) 10,539
Net Assets
Beginning of period ..........................................................................................................................
175,825 165,286
End of period ................................................................................................................................
$ 171,943 $ 175,825
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold ................................................................................................... $ 5,243 $ 248
Redeemed ...............................................................................................
(11,828) (586)
Net Increase (Decrease)
$ (6,585) $ (338)
Shares:
Sold ................................................................................................... 344 16
Redeemed ...............................................................................................
(775) (39)
Net Increase (Decrease)
(431) (23)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 9,767 $ 490
Reinvested .............................................................................................. 473 4
Redeemed ...............................................................................................
(23,327) (895)
Net Increase (Decrease)
$ (13,087) $ (401)
Shares:
Sold ................................................................................................... 697 36
Reinvested .............................................................................................. 34 –
Redeemed ...............................................................................................
(1,678) (65)
Net Increase (Decrease)
(947) (29)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (473) $ (4)
Total Dividends and Distributions
$ (473) $ (4)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer April Account
Period Ended
June 30, 2024
Period Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 111 $ 116
Net realized gain (loss) on investments and options and swaptions ......................................................................... 2,753 2,637
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
2,840 2,367
Net Increase (Decrease) in Net Assets Resulting from Operations 5,704 5,120
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,805)
Total Dividends and Distributions – (2,805)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
31,098 20,415
Total Increase (Decrease) in Net Assets 36,802 22,730
Net Assets
Beginning of period ..........................................................................................................................
22,730 –
End of period ................................................................................................................................
$ 59,532 $ 22,730
Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 90,012
Redeemed ..........................................................................................................
(58,914)
Net Increase (Decrease)
$ 31,098
Shares:
Sold .............................................................................................................. 8,474
Redeemed ..........................................................................................................
(5,373)
Net Increase (Decrease)
3,101
Period Ended December 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 64,763
Reinvested ......................................................................................................... 2,805
Redeemed ..........................................................................................................
(47,153)
Net Increase (Decrease)
$ 20,415
Shares:
Sold .............................................................................................................. 6,458
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(4,446)
Net Increase (Decrease)
2,295
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Period Ended December 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (2,805)
Total Dividends and Distributions
$ (2,805)
(a)
Period from March 29, 2023, date operations commenced, through December 31, 2023.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer January Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 86 $ 86
Net realized gain (loss) on investments and options and swaptions ......................................................................... 5,950 1,717
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
262 1,642
Net Increase (Decrease) in Net Assets Resulting from Operations 6,298 3,445
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,884)
Total Dividends and Distributions – (1,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(45,579) 30,191
Total Increase (Decrease) in Net Assets (39,281) 31,752
Net Assets
Beginning of period ..........................................................................................................................
58,333 26,581
End of period ................................................................................................................................
$ 19,052 $ 58,333
Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 27,150
Redeemed ..........................................................................................................
(72,729)
Net Increase (Decrease)
$ (45,579)
Shares:
Sold .............................................................................................................. 2,652
Redeemed ..........................................................................................................
(6,740)
Net Increase (Decrease)
(4,088)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 58,083
Reinvested ......................................................................................................... 1,884
Redeemed ..........................................................................................................
(29,776)
Net Increase (Decrease)
$ 30,191
Shares:
Sold .............................................................................................................. 5,737
Reinvested ......................................................................................................... 187
Redeemed ..........................................................................................................
(2,793)
Net Increase (Decrease)
3,131
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,884)
Total Dividends and Distributions
$ (1,884)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 17 $ 322
Net realized gain (loss) on investments and options and swaptions ......................................................................... 3,948 3,162
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
(353) 4,195
Net Increase (Decrease) in Net Assets Resulting from Operations 3,612 7,679
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,672)
Total Dividends and Distributions – (2,672)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
28,286 22,975
Total Increase (Decrease) in Net Assets 31,898 27,982
Net Assets
Beginning of period ..........................................................................................................................
54,229 26,247
End of period ................................................................................................................................
$ 86,127 $ 54,229
Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 61,979
Redeemed ..........................................................................................................
(33,693)
Net Increase (Decrease)
$ 28,286
Shares:
Sold .............................................................................................................. 4,768
Redeemed ..........................................................................................................
(2,795)
Net Increase (Decrease)
1,973
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 80,195
Reinvested ......................................................................................................... 2,672
Redeemed ..........................................................................................................
(59,892)
Net Increase (Decrease)
$ 22,975
Shares:
Sold .............................................................................................................. 7,086
Reinvested ......................................................................................................... 229
Redeemed ..........................................................................................................
(5,252)
Net Increase (Decrease)
2,063
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,672)
Total Dividends and Distributions
$ (2,672)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer October Account
Period Ended
June 30, 2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 20 $ 82
Net realized gain (loss) on investments and options and swaptions ......................................................................... 1,161 1,064
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
932 2,285
Net Increase (Decrease) in Net Assets Resulting from Operations 2,113 3,431
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,373)
Total Dividends and Distributions – (1,373)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,177) (1,236)
Total Increase (Decrease) in Net Assets 936 822
Net Assets
Beginning of period ..........................................................................................................................
18,800 17,978
End of period ................................................................................................................................
$ 19,736 $ 18,800
Class 2
Capital Share Transactions:
Period Ended June 30, 2024
Dollars:
Sold .............................................................................................................. $ 922
Redeemed ..........................................................................................................
(2,099)
Net Increase (Decrease)
$ (1,177)
Shares:
Sold .............................................................................................................. 76
Redeemed ..........................................................................................................
(170)
Net Increase (Decrease)
(94)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 10,202
Reinvested ......................................................................................................... 1,373
Redeemed ..........................................................................................................
(12,811)
Net Increase (Decrease)
$ (1,236)
Shares:
Sold .............................................................................................................. 898
Reinvested ......................................................................................................... 117
Redeemed ..........................................................................................................
(1,118)
Net Increase (Decrease)
(103)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,373)
Total Dividends and Distributions
$ (1,373)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation
Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account,
Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account, Equity Income Account,
Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index
Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime
2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal
LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective March 29, 2023, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer April Account was made by Principal
Financial Services, Inc., an affiliate of Principal Global Investors, LLC (“the Manager”).
Effective April 28, 2023, Principal LifeTime Strategic Income Account acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Account, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition is to combine two funds with substantially identical strategies and risks due to their investment glide paths. The acquisition was accomplished by a tax-free exchange of 3,110,000 shares from Principal LifeTime 2010 Account for 3,181,000 shares valued at $33,732,000 of Principal LifeTime Strategic Income Account at an approximate exchange rate of 1.02 for Class 1. The investment securities of Principal
LifeTime 2010 Account, with a fair value of approximately $33,686,000 and a cost of $35,678,000 and $11,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Account on April 28, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Account were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Account were maintained through the reorganization. The net assets of Principal LifeTime 2010 Account and Principal LifeTime
Strategic Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
were approximately $33,732,000 ($66,000 of accumulated realized loss) and $24,035,000, respectively. The aggregate net assets of Principal
LifeTime Strategic Income Account immediately following the acquisition was $57,767,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the fiscal year for Principal LifeTime Strategic Income
Account, Principal LifeTime Strategic Income Account’s pro forma results of operations for the year ended December 31, 2023, are as follows
(amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Account that have been included in Principal LifeTime
Strategic Income Account’s statement of operations since April 28, 2023.
Effective May 1, 2024, the following funds changed their names:
Net investment income $ 1,655
Net gain on investments 4,140
Net increase in assets resulting from operations 5,795
Old Name New Name
Diversified Balanced Managed Volatility Account Diversified Balanced Strategic Allocation Account
Diversified Balanced Volatility Control Account Diversifi ed Balanced Adaptive Allocation Account
Diversified Growth Managed Volatility Account Diversified Growth Strategic Allocation Account
Diversified Growth Volatility Control Account Diversified Growth Adaptive Allocation Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of June 30, 2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Diversified International Account
Euro 23.7%
British Pound Sterling 17.6
Japanese Yen 13.6
Canadian Dollar 9.4
Hong Kong Dollar 6.8
Global Emerging Markets Account
Hong Kong Dollar 19.5%
New Taiwan Dollar 19.3
Indian Rupee 18.0
South Korean Won 12.5
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended June 30, 2024, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of January 1, 2024, the Funds have adopted the ASU and added required disclosures, as applicable.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of June 30,
2024 is included in  interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of June 30, 2024 is included in interfund borrowing on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

During the period ended June 30, 2024, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of June 30, 2024 is included in borrowing on the statements of assets and liabilities.
During the period ended June 30, 2024 there was no borrowing against the line of credit.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 1 5.95% $ —
Bond Market Index Account 330 5.98 10
Core Plus Bond Account 47 5.96 1
Diversified Growth Adaptive Allocation Account 4 5.95 —
Diversified International Account 5 5.96 —
Equity Income Account 14 5.96 —
Global Emerging Markets Account 25 5.96 1
Government & High Quality Bond Account 10 5.95 —
LargeCap Growth Account I 75 5.99 2
LargeCap S&P 500 Index Account 253 5.99 8
LargeCap S&P 500 Managed Volatility Index Account 72 5.96 2
MidCap Account 15 5.98 —
Principal Capital Appreciation Account 7 5.96 —
Real Estate Securities Account 8 5.95 —
Short-Term Income Account 16 5.96 —
SmallCap Account 6 5.96 —
U.S. LargeCap Buffer October Account 16 6.00 —
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Diversified Balanced Adaptive Allocation Account $ 72 5.96% 2
Diversified Growth Adaptive Allocation Account 307 5.96 9
Diversified International Account 43 5.95 1
LargeCap S&P 500 Index Account 556 5.96 16
MidCap Account 20 5.96 1
Real Estate Securities Account 17 5.96 1
SmallCap Account 3 5.96 —
U.S. LargeCap Buffer April Account 16 5.96 —
U.S. LargeCap Buffer January Account 102 5.96 3
U.S. LargeCap Buffer July Account 93 5.98 3
U.S. LargeCap Buffer October Account 13 5.98 —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2024 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30, 2024, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of June 30, 2024, deposits with counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency Contracts
and TBA Securities) Options
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ — $ 8
Government & High Quality Bond Account 187 — — 187
LargeCap Growth Account I 118 — — 118
LargeCap S&P 500 Managed Volatility Index Account — — 366 366
Short-Term Income Account 1 35 — — 135
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Strategic Allocation
Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, Principal LifeTime Funds,
and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The
Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio.
Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of June 30, 2024, the Funds had no commitments in connection with
PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2024 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations. None of the Funds entered into short sales transactions during the period ended June 30, 2024.
Swap Agreements. Certain of the Funds entered into swap agreements. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

swap agreements outstanding as of June 30, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Adaptive Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth
Strategic Allocation Account, Diversified Growth Adaptive Allocation Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
As of June 30, 2024, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.56%
Equity Income Account 22.18
Government & High Quality Bond Account 16.81
LargeCap S&P 500 Index Account 72.02
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 3.15
Real Estate Securities Account 11.94
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives June 30, 2024 Liability Derivatives June 30, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 467
*
Payables, Total distributable earnings (accumulated loss)
$ —
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 160
*
Payables, Total distributable earnings (accumulated loss)
$ 67
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 8
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 121
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 267
*
Payables, Total distributable earnings (accumulated loss)
$ 123
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 40
*
Payables, Total distributable earnings (accumulated loss)
$ —
U.S. LargeCap Buffer April Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 14,441
Payables, Total distributable earnings (accumulated loss)
$ 2,239
U.S. LargeCap Buffer January Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,269
Payables, Total distributable earnings (accumulated loss)
$ 661
U.S. LargeCap Buffer July Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,004
Payables, Total distributable earnings (accumulated loss)
$ 1,072
U.S. LargeCap Buffer October Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,275
Payables, Total distributable earnings (accumulated loss)
$ 817
*
Includes cumulative unrealized appreciation/(depreciation) of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/
(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended June
30, 2024 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit Contracts
Swap agreements
$ (124) $ 76
Interest Rate Contracts
Futures contracts
$ (1,034) $ (540)
Total $ (1,158) $ (464)
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts
$ (117) $ (319)
LargeCap Growth Account I
Equity Contracts
Futures contracts
$ 377 $ (115)
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts
$ 4,326 $ (1,117)
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments*
$ (2,477) $ 90
Futures contracts
$ 305 $ (60)
Options and swaptions
$ 1,840 $ (70)
Total $ (332) $ (40)
Short-Term Income Account
Interest Rate Contracts
Futures contracts
$ (95) $ (229)
U.S. LargeCap Buffer April Account
Equity Contracts
Investment transactions/Investments*
$ (589) $ (787)
Options and swaptions
$ (35) $ 506
Total $ (624) $ (281)
U.S. LargeCap Buffer January Account
Equity Contracts
Investment transactions/Investments*
$ (965) $ (301)
Options and swaptions
$ 98 $ (26)
Total $ (867) $ (327)
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions/Investments*
$ (1,365) $ 1,417
Options and swaptions
$ 837 $ (1,153)
Total $ (528) $ 264
U.S. LargeCap Buffer October Account
Equity Contracts
Investment transactions/Investments*
$ (79) $ 139
Options and swaptions
$ 12 $ (322)
Total $ (67) $ (183)
*Investment transactions includes purchased options and/or purchased swaptions .
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 4,330
Interest Rate Contracts Futures - Long 46,844
Futures - Short 206
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 10,616
Futures - Short 5,041
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
Contract Type Derivative Type Average Notional
LargeCap Growth Account I
Equity Contracts Futures - Long 3,237
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 50,276
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,551
Purchased Options 19
Written Options 19
Short-Term Income Account
Interest Rate Contracts Futures - Long 11,950
U.S. LargeCap Buffer April Account
Equity Contracts Purchased Options 92
Written Options 105
U.S. LargeCap Buffer January Account
Equity Contracts Purchased Options 85
Written Options 98
U.S. LargeCap Buffer July Account
Equity Contracts Purchased Options 142
Written Options 155
U.S. LargeCap Buffer October Account
Equity Contracts Purchased Options 55
Written Options 60
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 21,086 $ — $ — $ 21,086
Investment Companies* 145 — — 145
Total investments in securities $ 21,231 $ — $ — $ 21,231
Bond Market Index Account
Bonds* — 695,366 — 695,366
Investment Companies* 74,011 — — 74,011
Municipal Bonds* — 11,587 — 11,587
U.S. Government & Government Agency Obligations* — 1,633,516 — 1,633,516
Total investments in securities $ 74,011 $ 2,340,469 $ — $ 2,414,480
Core Plus Bond Account
Bonds* — 143,342 — 143,342
Investment Companies* 7,526 — — 7,526
Senior Floating Rate Interests* — 4,223 — 4,223
U.S. Government & Government Agency Obligations* — 68,182 — 68,182
Total investments in securities $ 7,526 $ 215,747 $ — $ 223,273
Derivative Assets
Interest Rate Contracts
Futures** 467 — — 467
Diversified Balanced Account
Investment Companies* 697,958 — — 697,958
Total investments in securities $ 697,958 $ — $ — $ 697,958
Diversified Balanced Adaptive Allocation Account
Investment Companies* 245,608 — — 245,608
Total investments in securities $ 245,608 $ — $ — $ 245,608
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Strategic Allocation Account
Investment Companies* $ 126,088 $ — $ — $ 126,088
Total investments in securities $ 126,088 $ — $ — $ 126,088
Diversified Growth Account
Investment Companies* 2,899,425 — — 2,899,425
Total investments in securities $ 2,899,425 $ — $ — $ 2,899,425
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,545,417 — — 1,545,417
Total investments in securities $ 1,545,417 $ — $ — $ 1,545,417
Diversified Growth Strategic Allocation Account
Investment Companies* 273,327 — — 273,327
Total investments in securities $ 273,327 $ — $ — $ 273,327
Diversified Income Account
Investment Companies* 234,047 — — 234,047
Total investments in securities $ 234,047 $ — $ — $ 234,047
Diversified International Account
Common Stocks
Basic Materials — 2,563 — 2,563
Communications 2,401 14,315 — 16,716
Consumer, Cyclical 9,808 31,328 — 41,136
Consumer, Non-cyclical 3,301 38,610 — 41,911
Energy 13,893 4,977 — 18,870
Financial 13,455 51,639 — 65,094
Industrial 4,678 30,153 — 34,831
Technology — 37,038 — 37,038
Utilities — 2,487 — 2,487
Investment Companies* 3,767 — — 3,767
Total investments in securities $ 51,303 $ 213,110 $ — $ 264,413
Equity Income Account
Common Stocks* 670,521 — — 670,521
Investment Companies* 13,736 — — 13,736
Total investments in securities $ 684,257 $ — $ — $ 684,257
Global Emerging Markets Account
Common Stocks
Basic Materials 1,240 1,399 — 2,639
Communications 1,530 7,479 — 9,009
Consumer, Cyclical 1,035 5,040 — 6,075
Consumer, Non-cyclical 816 6,474 — 7,290
Energy 597 1,854 — 2,451
Financial 1,491 12,308 — 13,799
Industrial 1,326 6,070 — 7,396
Technology 703 17,611 — 18,314
Utilities 195 1,649 — 1,844
Investment Companies* 854 — — 854
Preferred Stocks
Consumer, Cyclical — 466 — 466
Energy 726 — — 726
Financial — 11 — 11
Total investments in securities $ 10,513 $ 60,361 $ — $ 70,874
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds* $ — $ 37,968 $ — $ 37,968
Investment Companies* 2,499 — — 2,499
U.S. Government & Government Agency Obligations* — 102,919 — 102,919
Total investments in securities $ 2,499 $ 140,887 $ — $ 143,386
Derivative Assets
Interest Rate Contracts
Futures** 160 — — 160
Derivative Liabilities
Interest Rate Contracts
Futures** (67) — — (67)
LargeCap Growth Account I
Common Stocks
Basic Materials 327 — — 327
Communications 123,127 — — 123,127
Consumer, Cyclical 37,315 — — 37,315
Consumer, Non-cyclical 109,767 — — 109,767
Energy 2,183 — — 2,183
Financial 49,493 — — 49,493
Industrial 34,813 — — 34,813
Technology 271,52 1 — 150 271,67 1
Utilities 113 — — 113
Convertible Preferred Stocks
Basic Materials — — 96 96
Consumer, Cyclical — — 154 154
Technology — — 188 188
Investment Companies* 19,197 — — 19,197
Total investments in securities $ 647,85 6 $ — $ 588 $ 648,44 4
Derivative Assets
Equity Contracts
Futures** 8 — — 8
LargeCap S&P 500 Index Account
Common Stocks* 2,761,890 — — 2,761,890
Investment Companies* 62,753 — — 62,753
Total investments in securities $ 2,824,643 $ — $ — $ 2,824,643
Derivative Assets
Equity Contracts
Futures** 121 — — 121
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 154,34 4 — — 154,34 4
Investment Companies* 12,272 — — 12,272
Purchased Options — 262 — 262
Total investments in securities $ 166,61 6 $ 262 $ — $ 166,87 8
Derivative Assets
Equity Contracts
Futures** 5 — — 5
Derivative Liabilities
Equity Contracts
Written Options — (123) — (123)
MidCap Account
Common Stocks
Basic Materials 3,779 — — 3,779
Communications 19,536 — — 19,536
Consumer, Cyclical 166,030 — — 166,030
Consumer, Non-cyclical 20,646 — — 20,646
Financial 178,572 — — 178,572
Industrial 106,136 — — 106,136
Technology 106,739 — — 106,739
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account (continued)
Common Stocks (continued)
Utilities $ 20,032 $ — $ — $ 20,032
Investment Companies* 1,196 — — 1,196
Total investments in securities $ 622,666 $ — $ — $ 622,666
Principal Capital Appreciation Account
Common Stocks* 203,127 — — 203,127
Investment Companies* 1,888 — — 1,888
Total investments in securities $ 205,015 $ — $ — $ 205,015
Principal LifeTime 2020 Account
Investment Companies* 142,960 — — 142,960
Total investments in securities $ 142,960 $ — $ — $ 142,960
Principal LifeTime 2030 Account
Investment Companies* 287,267 — — 287,267
Total investments in securities $ 287,267 $ — $ — $ 287,267
Principal LifeTime 2040 Account
Investment Companies* 161,020 — — 161,020
Total investments in securities $ 161,020 $ — $ — $ 161,020
Principal LifeTime 2050 Account
Investment Companies* 78,811 — — 78,811
Total investments in securities $ 78,811 $ — $ — $ 78,811
Principal LifeTime 2060 Account
Investment Companies* 25,246 — — 25,246
Total investments in securities $ 25,246 $ — $ — $ 25,246
Principal LifeTime Strategic Income Account
Investment Companies* 52,666 — — 52,666
Total investments in securities $ 52,666 $ — $ — $ 52,666
Real Estate Securities Account
Common Stocks* 141,594 — — 141,594
Investment Companies* 1,138 — — 1,138
Total investments in securities $ 142,732 $ — $ — $ 142,732
SAM Balanced Portfolio
Investment Companies* 600,662 — — 600,662
Total investments in securities $ 600,662 $ — $ — $ 600,662
SAM Conservative Balanced Portfolio
Investment Companies* 164,761 — — 164,761
Total investments in securities $ 164,761 $ — $ — $ 164,761
SAM Conservative Growth Portfolio
Investment Companies* 406,793 — — 406,793
Total investments in securities $ 406,793 $ — $ — $ 406,793
SAM Flexible Income Portfolio
Investment Companies* 131,404 — — 131,404
Total investments in securities $ 131,404 $ — $ — $ 131,404
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Strategic Growth Portfolio
Investment Companies* $ 440,656 $ — $ — $ 440,656
Total investments in securities $ 440,656 $ — $ — $ 440,656
Short-Term Income Account
Bonds* — 133,747 — 133,747
Investment Companies* 6,179 — — 6,179
U.S. Government & Government Agency Obligations* — 1,416 — 1,416
Total investments in securities $ 6,179 $ 135,163 $ — $ 141,342
Derivative Assets
Interest Rate Contracts
Futures** 40 — — 40
SmallCap Account
Common Stocks* 167,546 — — 167,546
Investment Companies* 2,642 — — 2,642
Total investments in securities $ 170,188 $ — $ — $ 170,188
U.S. LargeCap Buffer April Account
Investment Companies* 89,037 — — 89,037
Purchased Options — 14,441 — 14,441
Total investments in securities $ 89,037 $ 14,441 $ — $ 103,478
Derivative Liabilities
Equity Contracts
Written Options — (2,239) — (2,239)
U.S. LargeCap Buffer January Account
Investment Companies* 20,504 — — 20,504
Purchased Options — 3,269 — 3,269
Total investments in securities $ 20,504 $ 3,269 $ — $ 23,773
Derivative Liabilities
Equity Contracts
Written Options — (661) — (661)
U.S. LargeCap Buffer July Account
Investment Companies* 32,671 — — 32,671
Purchased Options — 6,004 — 6,004
Total investments in securities $ 32,671 $ 6,004 $ — $ 38,675
Derivative Liabilities
Equity Contracts
Written Options — (1,072) — (1,072)
U.S. LargeCap Buffer October Account
Investment Companies* 17,357 — — 17,357
Purchased Options — 3,275 — 3,275
Total investments in securities $ 17,357 $ 3,275 $ — $ 20,632
Derivative Liabilities
Equity Contracts
Written Options — (817) — (817)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .81% .78% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
Diversified Growth Account .05% .04%
LargeCap S&P 500 Index Account .20 .18
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Adaptive Allocation Account .12
Diversified Balanced Strategic Allocation Account .05
Diversified Growth Adaptive Allocation Account .12
Diversified Growth Strategic Allocation Account .05
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2024 through June 30, 2024
Expiration
LargeCap Growth Account I .016% April 30, 2025

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to May 1, 2024, there was no contractual limit.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2024, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal Life
Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2024 through June 30, 2024
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2025
Diversified Balanced Account N/A N/A .48* April 30, 2025
Diversified Balanced Adaptive Allocation Account N/A N/A .55* April 30, 2025
Diversified Balanced Strategic Allocation Account N/A .31% .48* April 30, 2025
Diversified Growth Account N/A N/A .48* April 30, 2025
Diversified Growth Adaptive Allocation Account N/A N/A .55* April 30, 2025
Diversified Growth Strategic Allocation Account N/A N/A .48* April 30, 2025
Diversified Income Account N/A N/A .48* April 30, 2025
Equity Income Account N/A N/A .91* April 30, 2025
LargeCap Growth Account I .69 N/A N/A April 30, 2025
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer April Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2025
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 1,324
Bond Market Index Account 3,643 N/A N/A
Core Plus Bond Account 21,081 N/A N/A
Diversified Balanced Account 2,282 44,110 1
Diversified Balanced Adaptive Allocation Account N/A 20,028 1
Diversified Balanced Strategic Allocation Account N/A 10,303 1
Diversified Growth Account N/A 156,124 1
Diversified Growth Adaptive Allocation Account N/A 116,269 1
Diversified Growth Strategic Allocation Account N/A 20,379 1
Diversified Income Account N/A 17,999 —
Diversified International Account 15,666 N/A N/A
Equity Income Account 11,431 597 —
Global Emerging Markets Account 4,434 N/A N/A
Government & High Quality Bond Account 11,267 N/A N/A
LargeCap Growth Account I 13,526 N/A N/A
LargeCap S&P 500 Index Account 29,025 2,548 N/A
MidCap Account 8,005 320 N/A
Principal Capital Appreciation Account 2,953 408 N/A
Principal LifeTime 2020 Account 10,998 N/A N/A
Principal LifeTime 2030 Account 21,115 N/A N/A
Principal LifeTime 2040 Account 9,071 N/A N/A
Principal LifeTime 2050 Account 4,520 N/A N/A
Principal LifeTime 2060 Account 1,488 N/A N/A
Principal LifeTime Strategic Income Account 4,616 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

6. Investment Transactions
For the period ended June 30, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended June 30, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Real Estate Securities Account 6,522 531 N/A
SAM Balanced Portfolio 28,745 2,854 N/A
SAM Conservative Balanced Portfolio 11,246 1,411 N/A
SAM Conservative Growth Portfolio 9,039 1,350 N/A
SAM Flexible Income Portfolio 8,361 2,464 N/A
SAM Strategic Growth Portfolio 8,604 935 N/A
Short-Term Income Account 54,598 N/A N/A
SmallCap Account 10,438 315 N/A
U.S. LargeCap Buffer April Account N/A 5,396 N/A
U.S. LargeCap Buffer January Account N/A 1,705 N/A
U.S. LargeCap Buffer July Account N/A 6,620 N/A
U.S. LargeCap Buffer October Account N/A 1,514 N/A
Purchases Sales
Blue Chip Account $ 4,436 $ 1,668
Bond Market Index Account 279,807 318,173
Core Plus Bond Account 121,877 99,187
Diversified Balanced Account 30,590 107,080
Diversified Balanced Adaptive Allocation Account 13,902 22,075
Diversified Balanced Strategic Allocation Account 5,510 19,814
Diversified Growth Account 127,705 513,637
Diversified Growth Adaptive Allocation Account 101,103 98,305
Diversified Growth Strategic Allocation Account 17,155 55,591
Diversified Income Account 20,687 41,953
Diversified International Account 38,852 48,262
Equity Income Account 49,433 67,848
Global Emerging Markets Account 10,386 12,249
Government & High Quality Bond Account 76,660 68,861
LargeCap Growth Account I 108,458 133,834
LargeCap S&P 500 Index Account 25,778 382,174
LargeCap S&P 500 Managed Volatility Index Account 8,292 40,514
MidCap Account 30,216 69,562
Principal Capital Appreciation Account 43,750 51,383
Principal LifeTime 2020 Account 12,269 25,602
Principal LifeTime 2030 Account 53,016 53,355
Principal LifeTime 2040 Account 22,519 22,008
Principal LifeTime 2050 Account 10,557 8,087
Principal LifeTime 2060 Account 4,398 2,360
Principal LifeTime Strategic Income Account 5,875 10,192
Real Estate Securities Account 29,712 36,730
SAM Balanced Portfolio 32,807 63,216
SAM Conservative Balanced Portfolio 9,993 16,856
SAM Conservative Growth Portfolio 25,768 39,516
SAM Flexible Income Portfolio 12,282 20,066
SAM Strategic Growth Portfolio 25,699 28,171
Short-Term Income Account 37,226 24,378
SmallCap Account 29,427 38,996
U.S. LargeCap Buffer April Account 76,982 14,856
U.S. LargeCap Buffer January Account 48, 026 59,330
U.S. LargeCap Buffer July Account 11,107 51,917
U.S. LargeCap Buffer October Account 749 4,880
Purchases Sales
Bond Market Index Account $ 343,040 $ 328,106
Core Plus Bond Account 47,134 60,902
Government & High Quality Bond Account 68,331 66,726
Short-Term Income Account 3,580 13,322
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2024 and December 31,
2023 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2024 2023 2024 2023
Bond Market Index Account $ — $ 57,065 $ — $ —
Core Plus Bond Account — 5,692 — —
Diversified Balanced Account — 12,813 — 45,813
Diversified Balanced Adaptive Allocation Account — 2,935 — 1,785
Diversified Balanced Strategic Allocation Account — 2,143 — 6,252
Diversified Growth Account — 49,204 — 197,808
Diversified Growth Adaptive Allocation Account — 16,064 — 20,322
Diversified Growth Strategic Allocation Account — 4,088 — 17,109
Diversified Income Account — 4,713 — 9,737
Diversified International Account — 3,137 — —
Equity Income Account — 14,295 — 28,580
Global Emerging Markets Account — 1,657 — —
Government & High Quality Bond Account — 2,868 — —
LargeCap Growth Account I — — — 25,448
LargeCap S&P 500 Index Account — 37,377 — 110,091
LargeCap S&P 500 Managed Volatility Index Account — 2,240 — 10,477
MidCap Account — — — 14,148
Principal Capital Appreciation Account — 1,315 — 10,892
Principal LifeTime 2020 Account — 3,911 — 2,270
Principal LifeTime 2030 Account — 4,518 — 5,367
Principal LifeTime 2040 Account — 1,847 — 3,452
Principal LifeTime 2050 Account — 735 — 1,933
Principal LifeTime 2060 Account — 193 — 510
Principal LifeTime Strategic Income Account — 666 — 237
Real Estate Securities Account — 2,883 — 5,371
SAM Balanced Portfolio — 13,327 — 24,359
SAM Conservative Balanced Portfolio — 4,553 — 1,138
SAM Conservative Growth Portfolio — 6,137 — 19,108
SAM Flexible Income Portfolio — 4,524 — —
SAM Strategic Growth Portfolio — 4,835 — 13,604
Short-Term Income Account — 2,441 — —
SmallCap Account — 477 — —
U.S. LargeCap Buffer April Account — 2,805 — —
U.S. LargeCap Buffer January Account — 1,884 — —
U.S. LargeCap Buffer July Account — 1,988 — 684
U.S. LargeCap Buffer October Account — 1,373 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (505) $ 2,136 $ — $ 1,631
Bond Market Index Account 71,798 — (92,361) (218,955) — (239,518)
Core Plus Bond Account 6,634 — (21,536) (10,454) (22) (25,378)
Diversified Balanced Account 15,467 17,856 — 159,685 — 193,008
Diversified Balanced Adaptive Allocation Account 4,593 2,328 — 2,321 (20) 9,222
Diversified Balanced Strategic Allocation Account 2,564 4,121 — 11,589 — 18,274
Diversified Growth Account 66,298 68,228 — 828,757 — 963,283
Diversified Growth Adaptive Allocation Account 28,975 19,172 — 60,620 (268) 108,499
Diversified Growth Strategic Allocation Account 5,332 10,980 — 40,243 — 56,555

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2023, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Diversified Income Account $ 5,670 $ 3,707 $ — $ 16,251 $ — $ 25,628
Diversified International Account 8,03 4 — (1,883) 48,8 09 — 54,960
Equity Income Account 15,003 6,694 — 320,157 — 341,854
Global Emerging Markets Account 1,364 — (3,268) 6,599 — 4,695
Government & High Quality Bond Account 3,581 — (23,883) (9,824) (10) (30,136)
LargeCap Growth Account I 1,578 29,158 — 185,508 — 216,244
LargeCap S&P 500 Index Account 43,336 161,749 — 1,293,709 (26) 1,498,768
LargeCap S&P 500 Managed Volatility Index Account 2,635 16,065 — 75,406 (9,061) 85,045
MidCap Account 929 54,831 — 238,23 1 — 293,991
Principal Capital Appreciation Account 1,950 5,877 — 90,745 — 98,572
Principal LifeTime 2020 Account 4,258 1,758 — 2,853 — 8,869
Principal LifeTime 2030 Account 6,405 2,960 — 12,369 — 21,734
Principal LifeTime 2040 Account 2,916 2,150 — 10,674 — 15,740
Principal LifeTime 2050 Account 1,211 1,159 — 5,587 — 7,957
Principal LifeTime 2060 Account 342 356 — 1,032 — 1,730
Principal LifeTime Strategic Income Account 1,422 108 — (2,324) — (794)
Real Estate Securities Account 3,449 4,572 — 19,090 — 27,111
SAM Balanced Portfolio 11,723 — (1,569) 86,553 — 96,707
SAM Conservative Balanced Portfolio 4,160 — (3,001) 12,550 — 13,709
SAM Conservative Growth Portfolio 5,687 — (6,136) 77,604 — 77,155
SAM Flexible Income Portfolio 3,950 — (7,682) 1,334 — (2,398)
SAM Strategic Growth Portfolio 4,373 — (1,896) 77,568 — 80,045
Short-Term Income Account 4,668 — (1,634) (3,141) (5) (112)
SmallCap Account 784 3,279 — 32,667 — 36,730
U.S. LargeCap Buffer April Account 26 — (338) 2,680 (20) 2,348
U.S. LargeCap Buffer January Account 35 — (63) 1,614 (45) 1,541
U.S. LargeCap Buffer July Account 863 30 (234) 4,530 (66) 5,123
U.S. LargeCap Buffer October Account 81 — — 3,116 (60) 3,137
Short-Term Long-Term Total
Blue Chip Account $ 505 $ — $ 505
Bond Market Index Account 34,640 57,721 92,361
Core Plus Bond Account 7,802 13,734 21,536
Diversified International Account 1,883 — 1,883
Global Emerging Markets Account 2,110 1,158 3,268
Government & High Quality Bond Account 8,655 15,228 23,883
SAM Balanced Portfolio 1,569 — 1,569
SAM Conservative Balanced Portfolio 1,068 1,933 3,001
SAM Conservative Growth Portfolio 2,203 3,933 6,136
SAM Flexible Income Portfolio 2,286 5,396 7,682
SAM Strategic Growth Portfolio 1,788 108 1,896
Short-Term Income Account 1,121 513 1,634
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 6 $ —
Diversified International Account 2,064 —
Global Emerging Markets Account — 697
Principal LifeTime Strategic Income Account 9* 14*
SmallCap Account $ 653 $ —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

* Utilized capital loss carryforwards were acquired from Principal LifeTime 2010 Account on April 28, 2023.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2023 , the Funds intend to defer late-year capital losses as follows (amounts
in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of June 30, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Short-Term
Utilized
Long-Term
Utilized
U.S. LargeCap Buffer January Account 17 25
Post October
Capital Loss
U.S. LargeCap Buffer April Account $ 338
U.S. LargeCap Buffer January Account 63
U.S. LargeCap Buffer July Account 234
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 9 $ (9)
Diversified Balanced Account (5,865) 5,865
Diversified Growth Account (23,753) 23,753
Equity Income Account (6,605) 6,605
LargeCap Growth Account I (3,811) 3,811
LargeCap S&P 500 Index Account (30,793) 30,793
LargeCap S&P 500 Managed Volatility Index Account (1,282) 1,282
MidCap Account (7,062) 7,062
Principal Capital Appreciation Account (1,316) 1,316
Principal LifeTime Strategic Income Account (108) 108
U.S. LargeCap Buffer April Account 33 (33)
U.S. LargeCap Buffer January Account 18 (18)
U.S. LargeCap Buffer October Account (40) 40
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 5,016 $ (802) $ 4,214 $ 17,017
Bond Market Index Account 3,085 (258,853) (255,768) 2,670,248
Core Plus Bond Account 694 (11,225) (10,531) 234,271
Diversified Balanced Account 201,189 (34,790) 166,399 531,559
Diversified Balanced Adaptive Allocation Account 28,358 (15,484) 12,874 232,734
Diversified Balanced Strategic Allocation Account 23,131 (8,015) 15,116 110,972
Diversified Growth Account 1,012,233 (116,052) 896,181 2,003,244
Diversified Growth Adaptive Allocation Account 219,508 (64,062) 155,446 1,389,971
Diversified Growth Strategic Allocation Account 63,086 (12,732) 50,354 222,973
Diversified Income Account 39,813 (20,070) 19,743 214,304
Diversified International Account 63,351 (9,046) 54,305 210,108
Equity Income Account 346,494 (9,039) 337,455 346,802
Global Emerging Markets Account 17,728 (6,708) 11,020 59,854
Government & High Quality Bond Account 592 (10,910) (10,318) 153,797
LargeCap Growth Account I 263,975 (16,462) 247,513 400,939
LargeCap S&P 500 Index Account 1,530,186 (92,588) 1,437,598 1,387,166
LargeCap S&P 500 Managed Volatility Index Account 82,757 (5,587) 77,170 89,590
MidCap Account 262,756 (16,044) 246,712 375,954
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Capital Appreciation Account $ 107,820 $ (1,905) $ 105,915 $ 99,100
Principal LifeTime 2020 Account 20,026 (14,520) 5,506 137,454
Principal LifeTime 2030 Account 42,421 (18,915) 23,506 263,761
Principal LifeTime 2040 Account 26,214 (6,005) 20,209 140,811
Principal LifeTime 2050 Account 13,767 (2,544) 11,223 67,588
Principal LifeTime 2060 Account 3,434 (632) 2,802 22,444
Principal LifeTime Strategic Income Account 4,526 (5,663) (1,137) 53,803
Real Estate Securities Account 19,003 (10,820) 8,183 134,549
SAM Balanced Portfolio 132,004 (18,204) 113,800 486,862
SAM Conservative Balanced Portfolio 26,098 (8,270) 17,828 146,933
SAM Conservative Growth Portfolio 112,578 (8,003) 104,575 302,218
SAM Flexible Income Portfolio 11,560 (8,149) 3,411 127,993
SAM Strategic Growth Portfolio 120,513 (6,032) 114,481 326,175
Short-Term Income Account 143 (3,020) (2,877) 144,259
SmallCap Account 45,463 (16,307) 29,156 141,032
U.S. LargeCap Buffer April Account 7,463 (1,943) 5,520 95,719
U.S. LargeCap Buffer January Account 2,814 (937) 1,877 21,235
U.S. LargeCap Buffer July Account 4,267 (90) 4,177 33,426
U.S. LargeCap Buffer October Account 4,636 (588) 4,048 15,767
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .68 % Shares Held Value (000's)
Money Market Funds - 0 .68%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
145,331 $ 145
TOTAL INVESTMENT COMPANIES $ 145
COMMON STOCKS - 99 .43 % Shares Held Value (000's)
Aerospace & Defense - 6 .46%
HEICO Corp - Class A 2,135 $ 379
TransDigm Group Inc 776 991
$ 1,370
Chemicals - 2 .19%
Linde PLC 739 324
Sherwin-Williams Co/The 467 140
$ 464
Commercial Services - 1 .42%
Moody's Corp 715 301
Computers - 0 .93%
Gartner Inc
(c)
438 197
Distribution & Wholesale - 2 .30%
Copart Inc
(c)
9,011 488
Diversified Financial Services - 11 .05%
Brookfield Asset Management Ltd 1,331 51
Charles Schwab Corp/The 6,192 456
Mastercard Inc 2,170 957
Visa Inc 3,354 880
$ 2,344
Healthcare - Products - 5 .57%
Danaher Corp 2,843 710
IDEXX Laboratories Inc
(c)
256 125
Intuitive Surgical Inc
(c)
168 75
Thermo Fisher Scientific Inc 492 272
$ 1,182
Insurance - 3 .79%
Progressive Corp/The 3,870 804
Internet - 18 .39%
Alphabet Inc - A Shares 2,437 444
Alphabet Inc - C Shares 4,925 903
Amazon.com Inc
(c)
8,821 1,704
Netflix Inc
(c)
1,259 850
$ 3,901
Lodging - 2 .79%
Hilton Worldwide Holdings Inc 2,713 592
Pharmaceuticals - 1 .69%
Zoetis Inc 2,064 358
Private Equity - 6 .93%
Brookfield Corp 23,398 972
KKR & Co Inc 4,721 497
$ 1,469
Real Estate - 1 .98%
CoStar Group Inc
(c)
5,648 419
REITs - 2 .83%
American Tower Corp 3,085 600
Retail - 3 .32%
Costco Wholesale Corp 286 243
O'Reilly Automotive Inc
(c)
437 462
$ 705
Semiconductors - 1 .59%
NVIDIA Corp 2,720 336
Software - 26 .20%
Adobe Inc
(c)
1,707 948
Cadence Design Systems Inc
(c)
1,200 369
Constellation Software Inc/Canada 37 106
Intuit Inc 1,547 1,017
Microsoft Corp 5,275 2,358
MSCI Inc 254 122
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Roper Technologies Inc 1,128 $ 636
$ 5,556
TOTAL COMMON STOCKS $ 21,086
Total Investments $ 21,231
Other Assets and Liabilities -  (0.11)% (23)
TOTAL NET ASSETS - 100.00% $ 21,208
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 110 $ 3,377 $ 3,342 $ 145
$ 110 $ 3,377 $ 3,342 $ 145
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .13 % Shares Held Value (000's)
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
3,074,926 $ 3,075
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
70,936,162 70,936
$ 74,011
TOTAL INVESTMENT COMPANIES $ 74,011
BONDS - 29 .43%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 159
5.40%, 10/01/2048 300 277
Omnicom Group Inc
2.45%, 04/30/2030 160 138
2.60%, 08/01/2031 295 249
$ 823
Aerospace & Defense - 0 .50%
Boeing Co/The
2.75%, 02/01/2026 175 166
2.95%, 02/01/2030 170 146
3.25%, 02/01/2028 325 298
3.25%, 02/01/2035 170 130
3.63%, 02/01/2031 175 153
3.75%, 02/01/2050 235 154
3.95%, 08/01/2059 315 201
5.04%, 05/01/2027 310 303
5.15%, 05/01/2030 310 298
5.71%, 05/01/2040 310 286
5.81%, 05/01/2050 505 455
5.88%, 02/15/2040 154 144
6.26%, 05/01/2027
(d)
125 126
6.30%, 05/01/2029
(d)
300 304
6.53%, 05/01/2034
(d)
60 61
6.86%, 05/01/2054
(d)
230 236
General Dynamics Corp
1.15%, 06/01/2026 195 181
2.25%, 06/01/2031 195 165
3.50%, 04/01/2027 160 154
3.75%, 05/15/2028 300 289
4.25%, 04/01/2040 160 140
L3Harris Technologies Inc
1.80%, 01/15/2031 90 73
2.90%, 12/15/2029 60 53
5.05%, 06/01/2029 150 149
5.40%, 01/15/2027 150 151
5.40%, 07/31/2033 150 149
5.60%, 07/31/2053 55 54
Lockheed Martin Corp
1.85%, 06/15/2030 55 46
3.55%, 01/15/2026 120 117
3.80%, 03/01/2045 375 299
3.90%, 06/15/2032 100 93
4.07%, 12/15/2042 47 39
4.09%, 09/15/2052 389 311
4.15%, 06/15/2053 100 81
4.50%, 02/15/2029 155 153
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 150 146
4.95%, 10/15/2025 135 135
5.10%, 11/15/2027 150 151
5.20%, 02/15/2064 155 147
5.25%, 01/15/2033 150 152
5.70%, 11/15/2054 150 154
Northrop Grumman Corp
3.20%, 02/01/2027 500 477
3.85%, 04/15/2045 500 390
4.03%, 10/15/2047 300 237
4.70%, 03/15/2033 150 145
4.90%, 06/01/2034 155 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp   (continued)
4.95%, 03/15/2053 $ 115 $ 103
RTX Corp
1.90%, 09/01/2031 170 136
2.25%, 07/01/2030 160 137
2.38%, 03/15/2032 195 160
2.82%, 09/01/2051 175 107
3.03%, 03/15/2052 195 124
3.50%, 03/15/2027 250 240
3.75%, 11/01/2046 30 22
4.05%, 05/04/2047 300 236
4.13%, 11/16/2028 435 419
4.15%, 05/15/2045 40 32
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 375 325
4.63%, 11/16/2048 210 180
4.88%, 10/15/2040 154 140
5.00%, 02/27/2026 110 109
5.15%, 02/27/2033 110 109
5.38%, 02/27/2053 85 81
5.75%, 11/08/2026 150 152
5.75%, 01/15/2029 150 154
6.10%, 03/15/2034 185 195
6.40%, 03/15/2054 185 202
$ 11,861
Agriculture - 0 .33%
Altria Group Inc
2.45%, 02/04/2032 190 154
3.40%, 05/06/2030 325 294
3.70%, 02/04/2051 190 128
3.88%, 09/16/2046 60 43
4.00%, 02/04/2061
(e)
190 132
4.80%, 02/14/2029 63 62
5.80%, 02/14/2039 380 380
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 119
2.90%, 03/01/2032 390 334
4.50%, 08/15/2033 125 119
BAT Capital Corp
2.26%, 03/25/2028 170 152
2.73%, 03/25/2031 170 143
3.46%, 09/06/2029 245 223
3.56%, 08/15/2027 211 200
3.98%, 09/25/2050 170 120
4.54%, 08/15/2047 325 250
5.83%, 02/20/2031 115 117
6.42%, 08/02/2033 155 162
7.08%, 08/02/2043 155 163
7.08%, 08/02/2053 75 80
BAT International Finance PLC
1.67%, 03/25/2026 170 159
5.93%, 02/02/2029 305 312
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 167
Philip Morris International Inc
0.88%, 05/01/2026 175 162
1.75%, 11/01/2030 175 143
2.75%, 02/25/2026 310 297
3.38%, 08/11/2025 375 367
4.13%, 03/04/2043 300 241
4.25%, 11/10/2044 30 24
4.38%, 11/15/2041 61 51
4.50%, 03/20/2042 400 342
4.88%, 02/13/2026 75 74
4.88%, 02/15/2028 150 149
4.88%, 02/13/2029 155 153
4.88%, 11/15/2043 35 31
5.13%, 11/17/2027 255 255

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc   (continued)
5.25%, 02/13/2034 $ 155 $ 152
5.38%, 02/15/2033 150 149
5.50%, 09/07/2030 305 309
5.63%, 11/17/2029 255 260
5.75%, 11/17/2032 130 133
Reynolds American Inc
5.70%, 08/15/2035 25 24
5.85%, 08/15/2045 415 383
$ 7,712
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 133 119
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 243 221
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 105 101
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 65 56
$ 497
Apparel - 0 .03%
NIKE Inc
2.75%, 03/27/2027 160 151
3.25%, 03/27/2040 160 124
3.38%, 11/01/2046 350 258
3.63%, 05/01/2043 200 158
$ 691
Automobile Manufacturers - 0 .54%
American Honda Finance Corp
1.20%, 07/08/2025 165 158
1.30%, 09/09/2026 195 180
2.25%, 01/12/2029 200 178
4.60%, 04/17/2030
(e)
150 147
4.70%, 01/12/2028 150 149
4.90%, 01/10/2034 155 150
5.65%, 11/15/2028 150 154
5.80%, 10/03/2025 115 116
5.85%, 10/04/2030 115 120
Ford Motor Co
6.10%, 08/19/2032 225 225
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 211
5.80%, 03/05/2027 305 305
5.80%, 03/08/2029 300 299
5.85%, 05/17/2027 300 300
6.05%, 03/05/2031 305 305
6.80%, 11/07/2028 300 310
7.12%, 11/07/2033 300 317
7.35%, 11/04/2027 225 234
General Motors Co
5.00%, 10/01/2028 400 396
5.00%, 04/01/2035 200 187
5.40%, 04/01/2048 360 322
6.75%, 04/01/2046 25 26
General Motors Financial Co Inc
1.25%, 01/08/2026 190 178
1.50%, 06/10/2026 190 176
2.35%, 02/26/2027 730 675
2.35%, 01/08/2031 190 156
2.40%, 04/10/2028 190 170
2.40%, 10/15/2028 175 155
2.70%, 06/10/2031 190 157
4.30%, 07/13/2025 325 321
4.35%, 01/17/2027 305 297
5.35%, 07/15/2027 150 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc   (continued)
5.40%, 05/08/2027 $ 155 $ 155
5.55%, 07/15/2029 300 300
5.60%, 06/18/2031 150 149
5.80%, 01/07/2029 305 308
6.00%, 01/09/2028 150 152
6.40%, 01/09/2033 150 156
Honda Motor Co Ltd
2.53%, 03/10/2027 390 366
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 151
PACCAR Financial Corp
3.55%, 08/11/2025 175 172
4.60%, 01/31/2029 150 148
5.00%, 05/13/2027 150 150
Toyota Motor Corp
1.34%, 03/25/2026
(e)
385 361
3.67%, 07/20/2028 200 193
5.12%, 07/13/2028 150 151
Toyota Motor Credit Corp
0.80%, 10/16/2025 210 198
1.15%, 08/13/2027 165 147
1.65%, 01/10/2031 190 154
1.90%, 01/13/2027 200 185
1.90%, 09/12/2031 195 158
3.65%, 08/18/2025 115 113
4.45%, 06/29/2029 155 152
4.55%, 09/20/2027 95 94
4.55%, 05/17/2030 295 288
4.63%, 01/12/2028 300 297
4.80%, 01/05/2034 210 204
5.00%, 03/19/2027 190 190
5.10%, 03/21/2031 150 150
5.40%, 11/20/2026 225 227
$ 12,693
Automobile Parts & Equipment - 0 .01%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 152
Banks - 5 .78%
Banco Santander SA
1.85%, 03/25/2026 400 375
2.75%, 12/03/2030 400 333
3.22%, 11/22/2032
(f)
200 167
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 179
5.29%, 08/18/2027 200 199
5.59%, 08/08/2028 400 404
6.94%, 11/07/2033 400 437
Bank of America Corp
1.66%, 03/11/2027
(f)
365 342
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 352
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
370 305
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 278
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 169
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 311
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
385 307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 277
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.55%, 02/04/2028
(f)
$ 390 $ 364
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
355 294
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
570 482
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
670 468
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
880 556
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
390 330
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
380 248
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 304
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 38
3.31%, 04/22/2042
(f)
380 286
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
791 744
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(f)
190 136
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 334
3.59%, 07/21/2028
(f)
500 476
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(f)
400 386
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.88%, 08/01/2025 30 30
3.97%, 02/07/2030
(f)
500 474
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 227
4.27%, 07/23/2029
(f)
360 347
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
310 259
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
470 459
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(f)
30 26
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
4.57%, 04/27/2033
(f)
590 556
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(f)
340 337
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(f)
340 332
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(f)
255 253
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(f)
295 295
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
295 292
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(f)
185 185
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(f)
305 311
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
305 314
Secured Overnight Financing Rate + 1.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.88%, 02/07/2042 $ 228 $ 237
5.93%, 09/15/2027
(f)
305 308
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 416
7.75%, 05/14/2038 250 297
Bank of America NA
5.53%, 08/18/2026 260 262
5.65%, 08/18/2025 250 251
6.00%, 10/15/2036 250 263
Bank of Montreal
0.95%, 01/22/2027
(f)
190 177
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(f)
400 327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.70%, 09/14/2027 105 104
5.30%, 06/05/2026 150 150
5.37%, 06/04/2027
(e)
220 221
5.72%, 09/25/2028 305 311
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 173
1.65%, 07/14/2028
(e)
150 132
2.05%, 01/26/2027 200 186
2.50%, 01/26/2032 200 167
3.99%, 06/13/2028
(f)
175 169
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(f)
170 168
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(f)
110 108
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(f)
110 109
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(f)
110 107
Secured Overnight Financing Rate + 1.61%
5.19%, 03/14/2035
(f)
195 192
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(f)
150 155
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
295 308
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 177
1.30%, 09/15/2026 195 179
2.15%, 08/01/2031 190 156
2.70%, 08/03/2026 170 161
4.50%, 12/16/2025 500 492
4.85%, 02/01/2030 245 241
5.35%, 12/07/2026 155 155
5.40%, 06/04/2027 300 301
Barclays PLC
2.28%, 11/24/2027
(f)
420 389
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(f)
320 272
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 200 197

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
4.97%, 05/16/2029
(f)
$ 210 $ 206
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(f)
335 334
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(f)
300 300
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
300 301
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(f)
295 302
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
230 234
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
305 323
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(f)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(f)
305 335
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 176
5.00%, 04/28/2028 145 144
5.26%, 04/08/2029 150 150
5.93%, 10/02/2026 150 152
5.99%, 10/03/2028 150 154
Citibank NA
5.57%, 04/30/2034 300 305
5.80%, 09/29/2028 250 257
5.86%, 09/29/2025 250 251
Citigroup Inc
1.12%, 01/28/2027
(f)
185 173
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
370 343
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(f)
175 144
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
520 433
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 275
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 274
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 136
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 138
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 157
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 734
3.67%, 07/24/2028
(f)
325 310
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(f)
395 352
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(f)
400 386
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(f)
240 230
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(f)
330 275
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 512
4.45%, 09/29/2027 20 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.60%, 03/09/2026 $ 60 $ 59
4.65%, 07/30/2045 222 194
4.66%, 05/24/2028
(f)
365 359
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
230 221
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(f)
310 308
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 23
5.50%, 09/13/2025 325 325
5.61%, 09/29/2026
(f)
395 395
Secured Overnight Financing Rate + 1.55%
5.83%, 02/13/2035
(f)
155 153
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 328 336
6.17%, 05/25/2034
(f)
295 300
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
305 319
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 120
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 165
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 494
5.25%, 08/04/2045 250 237
5.75%, 12/01/2043 250 246
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029
(e)
305 303
5.50%, 07/18/2025 300 300
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 470
2.13%, 11/24/2026
(f)
200 190
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 489
5.37%, 09/09/2027 325 326
6.72%, 01/18/2029
(f)
300 310
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
305 311
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 215
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
150 144
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
150 149
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
225 231
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
3.85%, 03/15/2026 700 679
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(f)
315 294
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 359
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 175
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
400 369
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
475 385
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 234
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 410 359
2.62%, 04/22/2032
(f)
380 319
Secured Overnight Financing Rate + 1.28%

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.64%, 02/24/2028
(f)
$ 300 $ 280
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
195 162
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
385 270
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
780 666
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 140
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
385 291
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(f)
625 593
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 58
4.22%, 05/01/2029
(f)
415 399
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 680 668
4.41%, 04/23/2039
(f)
180 159
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
280 274
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 23
5.15%, 05/22/2045 310 290
5.73%, 04/25/2030
(f)
265 270
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(f)
180 184
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(f)
295 308
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
145 156
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 572
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
335 301
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(f)
200 167
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
200 167
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 173
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
400 333
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
400 374
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(f)
500 482
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.29%, 09/12/2026
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.61%
4.58%, 06/19/2029
(f)
365 353
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
200 197
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 197
5.25%, 03/14/2044 300 278
5.40%, 08/11/2033
(f)
335 331
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
310 311
Secured Overnight Financing Rate + 1.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
5.72%, 03/04/2035
(e),(f)
$ 310 $ 312
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
300 301
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(f)
300 302
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 185
6.16%, 03/09/2029
(f)
200 205
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
260 271
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
215 225
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 439
6.55%, 06/20/2034
(f)
295 305
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
305 323
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 94
Huntington National Bank/The
5.65%, 01/10/2030 305 305
ING Groep NV
1.73%, 04/01/2027
(f)
200 187
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 169
Secured Overnight Financing Rate + 1.32%
5.34%, 03/19/2030
(f)
300 299
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
230 237
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
380 354
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
360 338
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
155 142
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(f)
380 355
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
360 293
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
380 309
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
295 262
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
265 243
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(f)
380 328
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 123
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
390 325
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
380 321
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
260 230
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 286
2.96%, 05/13/2031
(f)
350 307
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(f)
$ 380 $ 284
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
730 497
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 484
3.33%, 04/22/2052
(f)
380 267
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
400 378
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 24
3.88%, 07/24/2038
(f)
500 429
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 300 295
3.96%, 11/15/2048
(f)
400 318
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
270 258
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(f)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(f)
300 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(f)
585 571
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(f)
535 519
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
390 372
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(f)
170 168
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(f)
340 330
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 51
5.01%, 01/23/2030
(f)
365 362
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
350 348
Secured Overnight Financing Rate + 1.19%
5.30%, 07/24/2029
(f)
300 301
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
215 214
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
520 518
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 101
5.57%, 04/22/2028
(f)
300 302
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
300 305
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 154 157
5.63%, 08/16/2043 180 183
5.72%, 09/14/2033
(f)
325 330
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
195 200
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
295 300
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
295 305
Secured Overnight Financing Rate + 1.57%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
6.25%, 10/23/2034
(f)
$ 295 $ 313
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 304
JPMorgan Chase Bank NA
5.11%, 12/08/2026 305 305
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 249
KeyCorp
2.25%, 04/06/2027 410 373
2.55%, 10/01/2029 310 263
Korea Development Bank/The
0.80%, 04/27/2026 350 324
4.00%, 09/08/2025 200 197
4.38%, 02/15/2028 305 301
4.50%, 02/15/2029 305 301
5.38%, 10/23/2026 295 297
5.63%, 10/23/2033 200 209
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
380 220
0.00%, 06/29/2037
(g)
200 110
0.38%, 07/18/2025 580 552
0.63%, 01/22/2026 790 740
1.00%, 10/01/2026 290 267
2.88%, 04/03/2028
(e)
275 260
3.00%, 05/20/2027
(e)
520 497
3.63%, 04/01/2026 450 441
3.75%, 02/15/2028 225 219
3.88%, 06/15/2028 360 352
4.00%, 03/15/2029 90 88
4.13%, 07/15/2033 300 292
4.38%, 03/01/2027 310 308
4.38%, 02/28/2034 170 169
4.63%, 08/07/2026 305 304
4.75%, 10/29/2030
(e)
295 300
5.13%, 09/29/2025 295 295
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026
(e)
170 159
0.88%, 09/03/2030 330 267
3.88%, 09/28/2027 205 200
3.88%, 06/14/2028 295 288
4.63%, 04/17/2029 305 307
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
430 405
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 496
4.65%, 03/24/2026 500 491
4.98%, 08/11/2033
(f)
335 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 182
5.68%, 01/05/2035
(f)
305 304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(f)
305 307
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 192
1.54%, 07/20/2027
(f)
400 370
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
2.05%, 07/17/2030 $ 250 $ 209
2.56%, 02/25/2030 200 174
2.76%, 09/13/2026 200 190
3.20%, 07/18/2029 200 182
3.75%, 07/18/2039 550 459
3.85%, 03/01/2026 350 341
4.08%, 04/19/2028
(f)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(f)
325 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(e),(f)
300 302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(f)
225 224
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 163
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
400 360
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
325 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f),(h)
295 294
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
300 305
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(f)
280 262
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
380 351
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
270 252
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
710 570
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 84
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
380 310
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
120 112
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
265 210
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 149
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(f)
240 151
Secured Overnight Financing Rate + 1.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.94%, 01/21/2033
(f)
$ 280 $ 238
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 650
3.22%, 04/22/2042
(f)
190 142
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 511
3.77%, 01/24/2029
(f)
360 343
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 48
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 30
4.21%, 04/20/2028
(f)
390 379
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 42
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 26
4.68%, 07/17/2026
(f)
170 168
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(f)
225 217
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 521
5.05%, 01/28/2027
(f)
225 224
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(f)
300 299
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
150 150
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
230 229
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(f)
295 290
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(f)
300 298
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
300 302
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
155 155
Secured Overnight Financing Rate + 1.73%
5.60%, 03/24/2051
(f)
500 506
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(f)
130 131
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
300 305
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(f)
90 92
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(f)
295 297
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(f)
295 304
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
295 313
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 682
6.41%, 11/01/2029
(f)
300 313
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
185 200
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 297
5.48%, 07/16/2025 300 300

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
4.79%, 01/10/2029 $ 250 $ 249
4.90%, 06/13/2028 295 294
4.97%, 01/12/2026 300 298
5.09%, 06/11/2027 280 280
NatWest Group PLC
1.64%, 06/14/2027
(f)
265 245
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 494
4.89%, 05/18/2029
(f)
400 391
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 393
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 490
4.00%, 05/10/2027 130 127
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 321
3.63%, 09/09/2027 125 121
4.13%, 01/20/2026 150 148
4.25%, 03/01/2028 300 297
4.75%, 05/21/2027 300 301
PNC Bank NA
2.70%, 10/22/2029 250 218
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
150 124
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 140
2.60%, 07/23/2026 490 464
3.45%, 04/23/2029 300 278
4.63%, 06/06/2033
(f)
105 97
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(f)
240 237
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(f)
155 155
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
105 105
Secured Overnight Financing Rate + 1.62%
5.68%, 01/22/2035
(f)
75 75
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
305 313
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
220 225
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 190 175
1.20%, 04/27/2026 175 163
3.63%, 05/04/2027 115 110
3.88%, 05/04/2032 225 206
4.90%, 01/12/2028 300 298
4.95%, 02/01/2029
(e)
265 264
5.00%, 05/02/2033 145 143
5.20%, 07/20/2026 150 150
6.00%, 11/01/2027 150 154
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
270 249
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 769
6.12%, 05/31/2027
(f)
300 301
Secured Overnight Financing Rate + 1.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
$ 200 $ 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(f)
200 185
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(f)
200 185
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(f)
145 135
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 118
2.40%, 01/24/2030 160 141
2.65%, 05/19/2026 60 57
3.55%, 08/18/2025 225 221
4.42%, 05/13/2033
(f)
365 345
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(f)
65 63
Secured Overnight Financing Rate + 1.57%
5.27%, 08/03/2026 155 155
5.68%, 11/21/2029
(f)
150 153
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(f)
90 90
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 288
1.90%, 09/17/2028 400 351
2.13%, 07/08/2030 530 443
2.14%, 09/23/2030 170 142
2.75%, 01/15/2030 200 175
2.93%, 09/17/2041 195 142
3.04%, 07/16/2029 200 180
3.36%, 07/12/2027 450 427
3.45%, 01/11/2027 140 134
3.78%, 03/09/2026 500 487
5.46%, 01/13/2026 215 215
5.77%, 01/13/2033 200 205
5.80%, 07/13/2028 300 306
5.81%, 09/14/2033
(e)
230 238
6.18%, 07/13/2043 150 164
Toronto-Dominion Bank/The
1.20%, 06/03/2026 190 176
1.95%, 01/12/2027
(e)
400 371
2.00%, 09/10/2031 195 159
3.20%, 03/10/2032 195 169
4.11%, 06/08/2027 70 68
4.46%, 06/08/2032 175 165
4.69%, 09/15/2027 565 557
4.99%, 04/05/2029 305 302
5.10%, 01/09/2026 150 149
5.52%, 07/17/2028 150 152
5.53%, 07/17/2026 150 151
Truist Bank
3.63%, 09/16/2025 250 243
Truist Financial Corp
1.13%, 08/03/2027 215 190
1.20%, 08/05/2025 365 348
1.27%, 03/02/2027
(f)
60 56
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
175 153
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 240
4.12%, 06/06/2028
(f)
135 130
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
150 147
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(f)
150 144
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
5.44%, 01/24/2030
(f)
$ 75 $ 75
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
60 60
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
150 151
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(f)
150 150
Secured Overnight Financing Rate + 1.63%
UBS AG/Stamford CT
1.25%, 08/07/2026 250 230
5.00%, 07/09/2027 275 273
UBS Group AG
4.88%, 05/15/2045 250 225
US Bancorp
1.38%, 07/22/2030 415 334
2.22%, 01/27/2028
(f)
155 143
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
175 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 582
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(f)
130 127
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
130 123
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(f)
60 60
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
45 45
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(f)
150 150
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(f)
295 299
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
150 152
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
475 437
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 500 479
3.00%, 10/23/2026 530 503
3.07%, 04/30/2041
(f)
480 352
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
465 403
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(f)
500 476
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.10%, 06/03/2026 600 584
4.40%, 06/14/2046 385 311
4.48%, 04/04/2031
(f)
245 235
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(f)
390 333
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 279
4.81%, 07/25/2028
(f)
170 168
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(f)
340 327
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 452
5.01%, 04/04/2051
(f)
325 296
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(f)
305 304
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 20 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
5.39%, 04/24/2034
(f)
$ 210 $ 208
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
305 304
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
450 450
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
450 454
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 43
5.71%, 04/22/2028
(f)
300 303
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
295 306
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
295 314
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 250
5.45%, 08/07/2026 305 306
5.95%, 08/26/2036 750 778
6.60%, 01/15/2038 250 274
Westpac Banking Corp
1.15%, 06/03/2026 190 176
1.95%, 11/20/2028 200 177
2.15%, 06/03/2031 190 159
2.65%, 01/16/2030 155 138
2.96%, 11/16/2040 80 56
3.02%, 11/18/2036
(f)
150 123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 140
3.74%, 08/26/2025
(e)
110 108
4.04%, 08/26/2027
(e)
110 107
4.11%, 07/24/2034
(f)
165 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 146
5.05%, 04/16/2029 225 226
5.46%, 11/18/2027 560 568
$ 136,681
Beverages - 0 .54%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 880 839
4.90%, 02/01/2046 890 821
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 22
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 274
4.35%, 06/01/2040 605 533
4.75%, 01/23/2029 560 557
5.00%, 06/15/2034 150 149
5.45%, 01/23/2039 500 507
5.80%, 01/23/2059 595 619
8.20%, 01/15/2039 51 65
Coca-Cola Co/The
1.00%, 03/15/2028 340 298
1.50%, 03/05/2028 190 170
1.65%, 06/01/2030 260 218
2.13%, 09/06/2029 165 145
2.25%, 01/05/2032
(e)
195 164
2.50%, 06/01/2040 260 182
2.50%, 03/15/2051 170 103
2.60%, 06/01/2050 260 161
2.88%, 05/05/2041 195 143
3.00%, 03/05/2051 285 193
3.38%, 03/25/2027 160 154
5.00%, 05/13/2034 95 95

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The   (continued)
5.30%, 05/13/2054 $ 95 $ 94
Constellation Brands Inc
2.25%, 08/01/2031 170 140
3.15%, 08/01/2029 630 571
4.35%, 05/09/2027 160 156
4.90%, 05/01/2033 75 72
Diageo Capital PLC
2.13%, 04/29/2032 200 162
2.38%, 10/24/2029 200 177
5.30%, 10/24/2027 295 298
5.63%, 10/05/2033 200 208
5.88%, 09/30/2036 139 146
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 158
3.35%, 03/15/2051 190 130
3.95%, 04/15/2029 110 105
4.05%, 04/15/2032 110 102
4.50%, 04/15/2052 110 92
5.10%, 03/15/2027 190 190
Molson Coors Beverage Co
3.00%, 07/15/2026 530 507
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.40%, 02/25/2031 165 133
1.63%, 05/01/2030 95 80
1.95%, 10/21/2031 165 136
2.38%, 10/06/2026 670 633
2.63%, 07/29/2029 170 154
2.63%, 10/21/2041 160 112
2.75%, 10/21/2051 160 102
2.85%, 02/24/2026 500 483
2.88%, 10/15/2049 160 106
3.60%, 02/18/2028 170 163
4.20%, 07/18/2052 60 50
4.45%, 05/15/2028
(e)
150 149
4.45%, 02/15/2033
(e)
250 248
5.25%, 11/10/2025 225 226
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 153
$ 12,694
Biotechnology - 0 .34%
Amgen Inc
1.65%, 08/15/2028 180 157
2.00%, 01/15/2032 180 145
2.20%, 02/21/2027 790 733
2.45%, 02/21/2030 160 140
2.60%, 08/19/2026 500 474
3.00%, 02/22/2029 200 184
3.00%, 01/15/2052 180 118
3.15%, 02/21/2040 860 643
3.38%, 02/21/2050 160 113
4.20%, 03/01/2033 165 153
4.20%, 02/22/2052 200 158
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 256
4.88%, 03/01/2053 165 145
5.15%, 03/02/2028 270 270
5.25%, 03/02/2030 130 131
5.25%, 03/02/2033 155 155
5.60%, 03/02/2043 310 305
5.65%, 03/02/2053 310 305
5.75%, 03/02/2063 230 225
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Biogen Inc
2.25%, 05/01/2030 $ 115 $ 98
5.20%, 09/15/2045 540 492
Gilead Sciences Inc
1.65%, 10/01/2030 165 136
2.60%, 10/01/2040 85 59
2.80%, 10/01/2050 165 103
2.95%, 03/01/2027 530 503
4.00%, 09/01/2036 300 265
4.60%, 09/01/2035 500 472
5.25%, 10/15/2033 150 151
5.55%, 10/15/2053 150 150
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 136
Royalty Pharma PLC
1.75%, 09/02/2027 310 278
2.20%, 09/02/2030 160 133
3.30%, 09/02/2040 160 116
$ 8,107
Building Materials - 0 .19%
Carrier Global Corp
2.49%, 02/15/2027 36 34
2.72%, 02/15/2030 320 283
3.38%, 04/05/2040 300 232
3.58%, 04/05/2050 160 116
5.90%, 03/15/2034 150 157
6.20%, 03/15/2054 60 64
Johnson Controls International plc
4.50%, 02/15/2047 500 418
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 312
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 434
3.20%, 07/15/2051 190 126
Masco Corp
1.50%, 02/15/2028 190 167
4.50%, 05/15/2047 525 433
Owens Corning
4.40%, 01/30/2048 300 241
5.50%, 06/15/2027 150 151
5.70%, 06/15/2034 150 151
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 570
4.65%, 11/01/2044 300 266
5.10%, 06/13/2034 150 150
Vulcan Materials Co
3.50%, 06/01/2030 295 269
$ 4,574
Chemicals - 0 .34%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 100
4.60%, 02/08/2029 155 153
4.80%, 03/03/2033 155 152
Albemarle Corp
5.45%, 12/01/2044 150 137
Celanese US Holdings LLC
6.17%, 07/15/2027 345 350
6.38%, 07/15/2032 345 354
Dow Chemical Co/The
2.10%, 11/15/2030 165 139
3.60%, 11/15/2050 165 115
4.38%, 11/15/2042 230 190
4.80%, 05/15/2049 300 256
5.15%, 02/15/2034 155 152
5.25%, 11/15/2041 280 260
9.40%, 05/15/2039 30 40

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
4.73%, 11/15/2028 $ 475 $ 473
5.32%, 11/15/2038 302 311
5.42%, 11/15/2048 245 254
Eastman Chemical Co
4.80%, 09/01/2042 100 87
Ecolab Inc
1.30%, 01/30/2031 85 68
1.65%, 02/01/2027 350 322
2.13%, 08/15/2050 85 47
2.75%, 08/18/2055 307 184
4.80%, 03/24/2030 160 159
EIDP Inc
1.70%, 07/15/2025 185 178
Linde Inc/CT
1.10%, 08/10/2030 165 133
LYB International Finance III LLC
1.25%, 10/01/2025 84 79
2.25%, 10/01/2030 165 139
3.63%, 04/01/2051 165 113
4.20%, 10/15/2049 125 96
5.63%, 05/15/2033 150 152
LyondellBasell Industries NV
4.63%, 02/26/2055 20 16
Nutrien Ltd
4.20%, 04/01/2029 600 574
4.90%, 06/01/2043 200 178
5.40%, 06/21/2034 150 148
5.80%, 03/27/2053 155 153
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 190 177
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 130
2.30%, 05/15/2030 160 137
2.95%, 08/15/2029 450 406
3.30%, 05/15/2050 160 109
3.80%, 08/15/2049 175 132
Westlake Corp
3.13%, 08/15/2051 190 120
3.60%, 08/15/2026 350 337
$ 7,966
Coal - 0 .03%
Teck Resources Ltd
3.90%, 07/15/2030 695 645
Commercial Mortgage Backed Securities - 1 .11%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,746
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,250
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 958
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 985
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 986
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 970
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 347 340
Fannie Mae-Aces
2.50%, 10/25/2026
(i)
711 672
2.53%, 09/25/2024 477 474
2.79%, 06/25/2025
(i)
1,327 1,293
2.92%, 02/25/2027
(i)
655 623
2.96%, 02/25/2027
(i)
819 779
3.09%, 12/25/2027
(i)
663 626
3.47%, 07/25/2028
(i)
2,017 1,919
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 $ 1,050 $ 1,009
3.06%, 12/25/2024 488 482
3.41%, 12/25/2026 1,500 1,445
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 957
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,132 1,101
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,392
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 729 727
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 805
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,370
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 941
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,482 1,456
$ 26,306
Commercial Services - 0 .20%
American University/The
3.67%, 04/01/2049 125 97
Automatic Data Processing Inc
1.70%, 05/15/2028 195 174
3.38%, 09/15/2025 500 490
California Institute of Technology
4.32%, 08/01/2045 80 71
Global Payments Inc
1.20%, 03/01/2026 370 344
3.20%, 08/15/2029 170 153
4.15%, 08/15/2049 85 64
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 230
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 184
4.68%, 07/01/2114 250 221
Moody's Corp
4.25%, 08/08/2032 175 164
5.25%, 07/15/2044 250 239
PayPal Holdings Inc
2.30%, 06/01/2030 160 138
2.85%, 10/01/2029 160 144
3.90%, 06/01/2027 185 180
4.40%, 06/01/2032
(e)
185 176
5.50%, 06/01/2054 150 145
S&P Global Inc
1.25%, 08/15/2030 165 133
2.45%, 03/01/2027 295 276
2.50%, 12/01/2029
(e)
120 106
3.25%, 12/01/2049 120 85
3.70%, 03/01/2052 295 222
5.25%, 09/15/2033
(d)
150 152
University of Southern California
5.25%, 10/01/2111 30 29
William Marsh Rice University
3.57%, 05/15/2045 500 407
$ 4,624
Computers - 0 .55%
Apple Inc
0.55%, 08/20/2025 525 499
0.70%, 02/08/2026 350 327
1.20%, 02/08/2028 345 305
1.25%, 08/20/2030
(e)
525 430

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
1.40%, 08/05/2028 $ 190 $ 167
1.65%, 05/11/2030 160 135
1.65%, 02/08/2031 175 145
1.70%, 08/05/2031 385 315
2.20%, 09/11/2029 165 146
2.38%, 02/08/2041 175 121
2.40%, 08/20/2050 525 318
2.65%, 05/11/2050 160 102
2.65%, 02/08/2051 175 111
2.70%, 08/05/2051 285 181
2.80%, 02/08/2061 175 107
2.90%, 09/12/2027 655 619
2.95%, 09/11/2049 165 113
3.20%, 05/11/2027 320 307
3.25%, 08/08/2029 175 164
3.35%, 02/09/2027 535 516
3.35%, 08/08/2032
(e)
175 159
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 92
3.75%, 11/13/2047 150 120
3.85%, 05/04/2043 300 251
3.95%, 08/08/2052 175 142
4.30%, 05/10/2033
(e)
295 291
4.65%, 02/23/2046 435 401
4.85%, 05/10/2053
(e)
295 285
Dell International LLC / EMC Corp
3.38%, 12/15/2041 200 146
3.45%, 12/15/2051 145 98
5.25%, 02/01/2028 150 151
5.40%, 04/15/2034 225 223
6.02%, 06/15/2026 317 320
8.10%, 07/15/2036 138 165
8.35%, 07/15/2046 83 105
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 300 298
6.20%, 10/15/2035 80 84
6.35%, 10/15/2045 195 205
HP Inc
3.00%, 06/17/2027 240 226
4.75%, 01/15/2028 175 173
6.00%, 09/15/2041 154 157
IBM International Capital Pte Ltd
4.75%, 02/05/2031 310 304
4.90%, 02/05/2034 310 301
International Business Machines Corp
2.20%, 02/09/2027 100 93
3.30%, 05/15/2026 500 483
3.50%, 05/15/2029 470 439
4.00%, 07/27/2025 165 163
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 198
4.25%, 05/15/2049 340 276
4.40%, 07/27/2032 165 157
4.50%, 02/06/2028 115 113
4.70%, 02/19/2046 185 163
5.10%, 02/06/2053 150 140
5.60%, 11/30/2039 92 93
5.88%, 11/29/2032 200 210
6.22%, 08/01/2027 351 362
NetApp Inc
2.38%, 06/22/2027 160 148
$ 12,915
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 285
3.95%, 08/01/2047 300 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Clorox Co/The
1.80%, 05/15/2030 $ 160 $ 133
Kimberly-Clark Corp
2.75%, 02/15/2026 400 385
2.88%, 02/07/2050 160 106
$ 1,145
Cosmetics & Personal Care - 0 .20%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 171
3.25%, 08/15/2032 175 157
4.60%, 03/01/2028 155 155
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 140
2.38%, 12/01/2029 240 210
Haleon US Capital LLC
3.38%, 03/24/2027 475 453
3.63%, 03/24/2032 370 331
4.00%, 03/24/2052 250 199
Kenvue Inc
4.90%, 03/22/2033 155 153
5.05%, 03/22/2028 155 156
5.05%, 03/22/2053 155 146
5.10%, 03/22/2043 155 150
Procter & Gamble Co/The
0.55%, 10/29/2025 240 226
1.20%, 10/29/2030 340 277
1.90%, 02/01/2027 115 107
2.30%, 02/01/2032 115 99
2.80%, 03/25/2027
(e)
660 627
3.55%, 03/25/2040 160 134
3.95%, 01/26/2028 150 147
Unilever Capital Corp
1.38%, 09/14/2030 170 139
2.13%, 09/06/2029 115 101
4.88%, 09/08/2028 150 150
5.90%, 11/15/2032 230 244
$ 4,672
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 224
Diversified Financial Services - 0 .80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 160
2.45%, 10/29/2026 225 210
3.00%, 10/29/2028 245 223
3.30%, 01/30/2032 380 327
3.40%, 10/29/2033 275 231
3.88%, 01/23/2028 300 284
5.10%, 01/19/2029 150 149
6.10%, 01/15/2027 305 309
Air Lease Corp
1.88%, 08/15/2026 200 185
2.10%, 09/01/2028 385 338
2.88%, 01/15/2026 385 369
2.88%, 01/15/2032 200 167
3.25%, 10/01/2029 95 86
5.10%, 03/01/2029 155 153
5.20%, 07/15/2031 150 147
Ally Financial Inc
2.20%, 11/02/2028 190 165
4.75%, 06/09/2027 160 156
8.00%, 11/01/2031 540 596
American Express Co
1.65%, 11/04/2026 850 782
3.30%, 05/03/2027 30 29
4.05%, 05/03/2029 75 72
4.05%, 12/03/2042 25 21

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co   (continued)
5.10%, 02/16/2028
(f)
$ 155 $ 154
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
150 150
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(f)
150 150
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
300 303
Secured Overnight Financing Rate + 1.09%
6.34%, 10/30/2026
(f)
150 151
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(f)
75 80
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 150 122
2.40%, 04/30/2030 125 109
Capital One Financial Corp
1.88%, 11/02/2027
(f)
125 115
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
190 148
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 725 700
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(f)
255 251
Secured Overnight Financing Rate + 2.06%
5.70%, 02/01/2030
(f)
155 156
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
150 148
Secured Overnight Financing Rate + 2.60%
6.05%, 02/01/2035
(f)
75 75
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(f)
150 154
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
225 248
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 292
1.15%, 05/13/2026 195 180
1.65%, 03/11/2031 315 253
1.95%, 12/01/2031 195 156
2.00%, 03/20/2028 385 346
3.45%, 02/13/2026 250 243
5.64%, 05/19/2029
(f)
150 152
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 157
6.14%, 08/24/2034
(f)
155 161
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
150 156
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 200
Credit Suisse USA LLC
7.13%, 07/15/2032 300 330
Discover Financial Services
4.10%, 02/09/2027 500 481
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 97
2.10%, 06/15/2030 160 136
2.65%, 09/15/2040 165 115
3.00%, 09/15/2060 165 99
3.75%, 12/01/2025 50 49
4.00%, 09/15/2027 365 353
4.25%, 09/21/2048 150 125
4.60%, 03/15/2033 185 177
4.95%, 06/15/2052 335 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc
2.63%, 10/15/2031 $ 165 $ 133
4.15%, 01/23/2030 400 372
6.50%, 01/20/2043 200 209
Mastercard Inc
2.00%, 11/18/2031 170 140
2.95%, 11/21/2026 500 477
2.95%, 03/15/2051 190 126
3.35%, 03/26/2030 80 74
3.85%, 03/26/2050 560 442
Nasdaq Inc
2.50%, 12/21/2040 185 121
5.35%, 06/28/2028 150 151
5.95%, 08/15/2053 35 35
Nomura Holdings Inc
1.85%, 07/16/2025 330 317
2.33%, 01/22/2027 385 356
2.68%, 07/16/2030 330 281
5.84%, 01/18/2028 300 304
6.09%, 07/12/2033
(e)
300 312
Synchrony Financial
4.50%, 07/23/2025 20 20
Visa Inc
1.10%, 02/15/2031 165 131
1.90%, 04/15/2027 475 438
2.00%, 08/15/2050
(e)
165 93
2.05%, 04/15/2030 155 133
2.70%, 04/15/2040 155 113
3.15%, 12/14/2025 300 292
3.65%, 09/15/2047 85 66
4.15%, 12/14/2035 215 201
4.30%, 12/14/2045 375 325
Western Union Co/The
6.20%, 11/17/2036 200 203
$ 18,831
Electric - 2 .09%
AEP Texas Inc
2.10%, 07/01/2030 165 137
3.45%, 01/15/2050 55 37
3.45%, 05/15/2051 195 128
4.70%, 05/15/2032 65 61
5.25%, 05/15/2052 65 58
AEP Transmission Co LLC
2.75%, 08/15/2051 190 114
4.00%, 12/01/2046 400 317
4.50%, 06/15/2052 90 75
5.40%, 03/15/2053 155 148
AES Corp/The
2.45%, 01/15/2031 180 148
Alabama Power Co
1.45%, 09/15/2030 160 130
3.13%, 07/15/2051 190 126
4.30%, 01/02/2046 400 333
Ameren Corp
1.75%, 03/15/2028 190 168
5.00%, 01/15/2029 155 153
5.70%, 12/01/2026 150 151
Ameren Illinois Co
1.55%, 11/15/2030 180 146
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 104
American Electric Power Co Inc
1.00%, 11/01/2025 45 42
2.30%, 03/01/2030 160 136
5.63%, 03/01/2033 155 154
Appalachian Power Co
3.30%, 06/01/2027 200 189
7.00%, 04/01/2038 120 132

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
2.60%, 08/15/2029 $ 270 $ 239
2.65%, 09/15/2050 170 98
4.50%, 04/01/2042 77 65
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 158
4.55%, 06/01/2052 60 50
5.65%, 06/01/2054 150 148
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 107
2.85%, 05/15/2051 180 110
3.80%, 07/15/2048 300 220
4.50%, 02/01/2045 325 284
4.60%, 05/01/2053 195 162
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 163
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 132
4.25%, 02/01/2049 300 245
4.85%, 10/01/2052 80 71
4.95%, 04/01/2033 155 151
5.20%, 10/01/2028 150 151
CenterPoint Energy Inc
1.45%, 06/01/2026 195 181
2.95%, 03/01/2030 125 111
3.70%, 09/01/2049 90 65
CMS Energy Corp
3.75%, 12/01/2050
(f)
180 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 103
3.13%, 03/15/2051 190 124
4.00%, 03/01/2049 300 232
5.30%, 06/01/2034 150 150
5.30%, 02/01/2053 150 142
5.65%, 06/01/2054 150 149
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 169
2.05%, 07/01/2031 190 155
3.20%, 03/15/2027 165 157
4.00%, 04/01/2048 500 399
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 165
3.00%, 12/01/2060 180 107
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 650 503
4.13%, 05/15/2049 300 237
4.20%, 03/15/2042 128 106
4.30%, 12/01/2056 230 181
5.20%, 03/01/2033 150 150
5.85%, 03/15/2036 51 53
6.15%, 11/15/2052 155 164
6.75%, 04/01/2038 125 139
Consumers Energy Co
2.50%, 05/01/2060 94 53
3.10%, 08/15/2050 245 169
4.20%, 09/01/2052 175 142
4.60%, 05/30/2029 155 153
4.90%, 02/15/2029 155 154
Delmarva Power & Light Co
4.15%, 05/15/2045 350 279
Dominion Energy Inc
1.45%, 04/15/2026 190 177
3.30%, 04/15/2041 190 137
3.38%, 04/01/2030 155 140
4.70%, 12/01/2044 300 254
4.90%, 08/01/2041 77 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc   (continued)
5.38%, 11/15/2032 $ 105 $ 104
5.95%, 06/15/2035 400 406
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 75
DTE Electric Co
1.90%, 04/01/2028 435 390
2.25%, 03/01/2030 160 138
2.63%, 03/01/2031 155 134
3.95%, 03/01/2049 250 197
5.20%, 03/01/2034 155 155
5.40%, 04/01/2053 155 151
DTE Energy Co
4.88%, 06/01/2028 100 98
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 302
4.00%, 09/30/2042 100 81
4.95%, 01/15/2033 150 147
5.30%, 02/15/2040 362 350
5.35%, 01/15/2053 150 142
5.40%, 01/15/2054 155 149
Duke Energy Corp
0.90%, 09/15/2025 170 161
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 138
3.50%, 06/15/2051 190 128
3.75%, 09/01/2046 400 291
4.50%, 08/15/2032 175 164
4.85%, 01/05/2029 155 153
5.00%, 08/15/2052 175 152
5.45%, 06/15/2034 150 148
5.80%, 06/15/2054 150 146
6.10%, 09/15/2053 150 152
Duke Energy Florida LLC
1.75%, 06/15/2030 160 133
2.50%, 12/01/2029 330 291
3.40%, 10/01/2046 300 211
5.65%, 04/01/2040 25 25
5.88%, 11/15/2033 150 156
5.95%, 11/15/2052 155 158
6.40%, 06/15/2038 66 71
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 97
5.40%, 04/01/2053 155 147
6.12%, 10/15/2035 77 81
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 135
Duke Energy Progress LLC
2.50%, 08/15/2050 165 95
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 99
5.15%, 01/15/2033 150 148
Entergy Corp
1.90%, 06/15/2028 115 101
2.40%, 06/15/2031 190 157
Entergy Louisiana LLC
2.90%, 03/15/2051 90 55
3.10%, 06/15/2041 190 137
4.75%, 09/15/2052 105 90
Entergy Texas Inc
1.75%, 03/15/2031 165 133
4.00%, 03/30/2029 300 287
4.50%, 03/30/2039 300 265
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 152

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
0.80%, 08/15/2025 $ 165 $ 156
1.65%, 08/15/2030 165 133
5.00%, 01/01/2027 155 154
5.13%, 05/15/2033 150 144
Exelon Corp
3.35%, 03/15/2032 195 171
4.45%, 04/15/2046 20 17
5.15%, 03/15/2029 155 154
5.63%, 06/15/2035 300 299
Florida Power & Light Co
2.45%, 02/03/2032 200 167
2.88%, 12/04/2051 195 124
3.15%, 10/01/2049 90 61
3.70%, 12/01/2047 200 152
4.05%, 10/01/2044 350 288
4.40%, 05/15/2028 150 147
4.80%, 05/15/2033 110 107
5.10%, 04/01/2033 155 154
5.30%, 06/15/2034 150 151
5.60%, 06/15/2054 150 152
5.69%, 03/01/2040 48 49
Georgia Power Co
4.30%, 03/15/2042 228 193
4.65%, 05/16/2028 150 148
4.70%, 05/15/2032 185 179
Iberdrola International BV
6.75%, 07/15/2036 128 144
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
4.10%, 09/26/2028 300 289
Kentucky Utilities Co
3.30%, 06/01/2050 155 105
5.13%, 11/01/2040 250 235
MidAmerican Energy Co
3.15%, 04/15/2050 165 110
3.65%, 04/15/2029 300 284
4.25%, 07/15/2049 300 246
5.30%, 02/01/2055 150 143
Mississippi Power Co
4.25%, 03/15/2042 100 82
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 175
2.40%, 03/15/2030 105 91
3.05%, 04/25/2027 300 284
3.25%, 11/01/2025 500 486
4.15%, 12/15/2032 175 161
4.80%, 03/15/2028 115 114
5.00%, 02/07/2031 150 148
5.15%, 06/15/2029 150 150
Nevada Power Co
2.40%, 05/01/2030 200 172
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 172
2.25%, 06/01/2030 450 384
2.75%, 11/01/2029 115 102
4.90%, 02/28/2028 150 149
4.90%, 03/15/2029 155 153
4.95%, 01/29/2026 155 154
5.00%, 07/15/2032 175 170
5.25%, 03/15/2034 155 152
5.25%, 02/28/2053 150 140
5.65%, 05/01/2079
(f)
500 477
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 160
2.60%, 06/01/2051 160 95
2.90%, 03/01/2050 80 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN   (continued)
3.40%, 08/15/2042 $ 100 $ 76
5.10%, 05/15/2053 150 138
5.35%, 11/01/2039 82 80
NorthWestern Corp
4.18%, 11/15/2044 300 241
NSTAR Electric Co
4.55%, 06/01/2052 185 155
4.95%, 09/15/2052 80 72
5.40%, 06/01/2034 150 150
Ohio Power Co
1.63%, 01/15/2031 150 120
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 155
3.10%, 09/15/2049 430 286
4.15%, 06/01/2032 185 172
4.30%, 05/15/2028 250 244
4.55%, 09/15/2032 115 110
4.60%, 06/01/2052 185 158
5.25%, 09/30/2040 51 49
5.55%, 06/15/2054
(d)
130 127
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 799
2.50%, 02/01/2031 320 264
3.30%, 08/01/2040 160 114
3.50%, 08/01/2050 1,160 757
4.20%, 06/01/2041 190 149
5.80%, 05/15/2034 155 154
5.90%, 06/15/2032 150 150
6.10%, 01/15/2029 150 154
6.75%, 01/15/2053 150 156
PacifiCorp
2.90%, 06/15/2052 190 112
5.30%, 02/15/2031 310 309
5.35%, 12/01/2053 155 141
5.50%, 05/15/2054 150 139
6.25%, 10/15/2037 92 95
PECO Energy Co
2.80%, 06/15/2050 425 266
2.85%, 09/15/2051 175 108
4.38%, 08/15/2052 115 95
4.60%, 05/15/2052 55 47
4.90%, 06/15/2033 150 147
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 300 238
4.85%, 02/15/2034 80 78
5.00%, 05/15/2033 155 153
Progress Energy Inc
7.75%, 03/01/2031 136 153
Public Service Co of Colorado
1.88%, 06/15/2031 155 124
2.70%, 01/15/2051 495 292
3.70%, 06/15/2028 300 285
4.50%, 06/01/2052 60 49
5.25%, 04/01/2053 110 101
5.35%, 05/15/2034 105 104
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 147
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 89
2.45%, 01/15/2030 160 140
3.00%, 05/15/2027 400 379
3.15%, 01/01/2050 160 110
3.65%, 09/01/2042
(e)
200 157
4.65%, 03/15/2033 155 149
5.45%, 08/01/2053 155 153

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
0.80%, 08/15/2025 $ 330 $ 313
5.88%, 10/15/2028 150 153
6.13%, 10/15/2033 150 156
Puget Sound Energy Inc
2.89%, 09/15/2051 170 105
3.25%, 09/15/2049 60 40
5.80%, 03/15/2040 351 351
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 140
3.32%, 04/15/2050 155 105
3.70%, 03/15/2052 195 141
Sempra
3.40%, 02/01/2028 300 282
3.80%, 02/01/2038 300 245
4.00%, 02/01/2048 400 304
6.00%, 10/15/2039 112 113
Southern California Edison Co
2.25%, 06/01/2030 160 136
2.85%, 08/01/2029 125 112
3.45%, 02/01/2052 200 136
3.65%, 02/01/2050 315 224
4.00%, 04/01/2047 585 448
4.70%, 06/01/2027 365 360
4.88%, 02/01/2027 155 154
5.30%, 03/01/2028 155 155
5.45%, 06/01/2031 75 76
5.50%, 03/15/2040 102 99
5.65%, 10/01/2028 150 153
5.70%, 03/01/2053 155 150
5.85%, 11/01/2027 155 158
5.95%, 02/01/2038 367 371
Southern Co/The
1.75%, 03/15/2028 190 168
3.25%, 07/01/2026 570 548
3.75%, 09/15/2051
(f)
435 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 90
5.20%, 06/15/2033 150 147
5.50%, 03/15/2029 150 152
5.70%, 10/15/2032 60 61
Southern Power Co
0.90%, 01/15/2026 40 37
5.25%, 07/15/2043 200 185
Southwestern Electric Power Co
4.10%, 09/15/2028 400 382
6.20%, 03/15/2040
(e)
51 53
Southwestern Public Service Co
6.00%, 06/01/2054 80 80
Tampa Electric Co
3.45%, 03/15/2051 185 127
4.35%, 05/15/2044 200 167
Tucson Electric Power Co
1.50%, 08/01/2030 455 369
3.25%, 05/01/2051 195 128
Union Electric Co
2.15%, 03/15/2032 190 153
2.63%, 03/15/2051 165 98
5.45%, 03/15/2053 155 149
Virginia Electric and Power Co
2.30%, 11/15/2031 195 160
2.45%, 12/15/2050 90 50
2.88%, 07/15/2029 90 81
2.95%, 11/15/2051 380 237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co   (continued)
3.75%, 05/15/2027 $ 115 $ 111
4.20%, 05/15/2045 300 245
5.45%, 04/01/2053 125 119
6.00%, 05/15/2037 77 79
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 146
2.20%, 12/15/2028 200 176
4.75%, 01/09/2026 150 148
5.00%, 09/27/2025 80 79
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 117
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 121
Xcel Energy Inc
1.75%, 03/15/2027 280 255
2.60%, 12/01/2029 115 100
4.60%, 06/01/2032 110 103
$ 49,361
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 550 502
2.20%, 12/21/2031 400 333
$ 835
Electronics - 0 .09%
Fortive Corp
3.15%, 06/15/2026 535 513
Honeywell International Inc
1.10%, 03/01/2027 190 172
1.75%, 09/01/2031 190 154
1.95%, 06/01/2030 310 264
2.50%, 11/01/2026 50 47
2.70%, 08/15/2029 85 77
4.25%, 01/15/2029 150 147
5.00%, 02/15/2033 155 155
5.00%, 03/01/2035 155 154
5.25%, 03/01/2054 155 150
Jabil Inc
1.70%, 04/15/2026 190 178
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,027
Entertainment - 0 .09%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 375
4.05%, 03/15/2029 390 360
4.28%, 03/15/2032 290 253
5.05%, 03/15/2042 395 321
5.14%, 03/15/2052 295 230
5.39%, 03/15/2062 635 496
$ 2,035
Environmental Control - 0 .11%
Republic Services Inc
1.75%, 02/15/2032 90 71
2.30%, 03/01/2030 340 294
5.00%, 11/15/2029 150 149
5.00%, 04/01/2034 305 298
Waste Connections Inc
2.20%, 01/15/2032 385 314
4.20%, 01/15/2033 345 320
Waste Management Inc
0.75%, 11/15/2025 90 85
2.00%, 06/01/2029 195 170
2.50%, 11/15/2050 180 108
4.15%, 04/15/2032 95 89
4.63%, 02/15/2033 150 145
4.88%, 02/15/2029 305 304

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc   (continued)
4.95%, 07/03/2031
(h)
$ 150 $ 149
$ 2,496
Federal & Federally Sponsored Credit - 0 .06%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 442
4.50%, 08/14/2026 605 602
5.13%, 10/10/2025 445 445
$ 1,489
Finance - Mortgage Loan/Banker - 0 .47%
Fannie Mae
0.50%, 11/07/2025 360 339
0.75%, 10/08/2027 500 442
0.88%, 08/05/2030 680 551
2.13%, 04/24/2026 1,150 1,097
5.63%, 07/15/2037 200 219
6.63%, 11/15/2030 602 673
7.13%, 01/15/2030 199 225
7.25%, 05/15/2030 280 321
Federal Home Loan Banks
0.38%, 09/04/2025 470 446
3.25%, 11/16/2028 1,250 1,193
4.00%, 06/30/2028 295 287
4.13%, 01/15/2027 305 301
4.63%, 11/17/2026 300 300
4.75%, 04/09/2027 455 456
5.50%, 07/15/2036 700 762
Freddie Mac
0.38%, 09/23/2025 2,660 2,514
6.25%, 07/15/2032 231 259
6.75%, 03/15/2031 577 652
$ 11,037
Food - 0 .31%
Campbell Soup Co
4.15%, 03/15/2028 160 155
Conagra Brands Inc
1.38%, 11/01/2027 125 110
4.85%, 11/01/2028 205 201
5.30%, 11/01/2038 120 113
5.40%, 11/01/2048 120 110
General Mills Inc
2.25%, 10/14/2031 170 140
4.95%, 03/29/2033 155 151
5.50%, 10/17/2028 145 147
Hershey Co/The
1.70%, 06/01/2030 160 134
3.38%, 08/15/2046 350 258
J M Smucker Co/The
2.13%, 03/15/2032 195 156
5.90%, 11/15/2028 130 134
6.50%, 11/15/2043 265 279
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 325 321
5.75%, 04/01/2033 236 235
6.50%, 12/01/2052 325 326
6.75%, 03/15/2034
(d)
140 148
Kellanova
2.10%, 06/01/2030 160 135
3.25%, 04/01/2026 500 482
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 190 153
3.70%, 08/01/2027 300 288
3.95%, 01/15/2050 175 135
4.45%, 02/01/2047 55 45
5.15%, 08/01/2043 300 275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The   (continued)
5.40%, 07/15/2040 $ 25 $ 24
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 177
1.85%, 02/15/2031 190 154
Mondelez International Inc
1.50%, 02/04/2031 105 84
2.63%, 03/17/2027 195 183
2.63%, 09/04/2050 625 374
Sysco Corp
2.40%, 02/15/2030 135 117
2.45%, 12/14/2031 115 95
4.50%, 04/01/2046 300 253
4.85%, 10/01/2045 250 221
5.38%, 09/21/2035 500 498
5.75%, 01/17/2029 150 154
Tyson Foods Inc
4.55%, 06/02/2047 520 418
$ 7,413
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 57
International Paper Co
4.80%, 06/15/2044 223 193
Suzano Austria GmbH
2.50%, 09/15/2028 90 79
5.00%, 01/15/2030 300 284
$ 613
Gas - 0 .13%
Atmos Energy Corp
1.50%, 01/15/2031 165 132
3.38%, 09/15/2049 165 114
4.13%, 10/15/2044 400 330
5.75%, 10/15/2052 105 106
5.90%, 11/15/2033 150 157
6.20%, 11/15/2053 110 118
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 135
4.40%, 07/01/2032 175 165
5.25%, 03/01/2028 150 151
NiSource Inc
0.95%, 08/15/2025 330 313
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 138
5.00%, 06/15/2052 355 314
5.25%, 03/30/2028 60 60
5.40%, 06/30/2033 150 148
Southern California Gas Co
2.55%, 02/01/2030 160 139
5.75%, 06/01/2053 150 148
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 134
3.15%, 09/30/2051 195 123
Washington Gas Light Co
3.65%, 09/15/2049 95 70
$ 3,014
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 627
2.75%, 11/15/2050 175 100
$ 727
Healthcare - Products - 0 .29%
Abbott Laboratories
1.15%, 01/30/2028 250 222
1.40%, 06/30/2030 330 274
3.75%, 11/30/2026 266 259
4.75%, 11/30/2036 40 39
4.90%, 11/30/2046 500 472

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Abbott Laboratories   (continued)
5.30%, 05/27/2040 $ 200 $ 201
Agilent Technologies Inc
2.10%, 06/04/2030 160 135
2.30%, 03/12/2031 195 163
Baxter International Inc
1.73%, 04/01/2031 175 139
1.92%, 02/01/2027 395 362
2.27%, 12/01/2028 195 172
Boston Scientific Corp
2.65%, 06/01/2030 160 140
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 60
Danaher Corp
2.60%, 10/01/2050 165 101
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 138
3.25%, 11/15/2039 155 123
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 159
5.91%, 11/22/2032 155 160
6.38%, 11/22/2052 155 168
Koninklijke Philips NV
5.00%, 03/15/2042 128 116
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 152
Medtronic Inc
4.38%, 03/15/2035 665 626
Revvity Inc
1.90%, 09/15/2028 155 136
Stryker Corp
3.50%, 03/15/2026 500 485
4.10%, 04/01/2043 200 165
4.63%, 03/15/2046 20 18
4.85%, 12/08/2028 155 154
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 155
2.60%, 10/01/2029 160 143
2.80%, 10/15/2041 250 178
4.80%, 11/21/2027 155 154
5.09%, 08/10/2033 350 349
5.40%, 08/10/2043 150 150
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 138
$ 6,933
Healthcare - Services - 0 .64%
Aetna Inc
4.13%, 11/15/2042 100 78
6.63%, 06/15/2036 105 111
6.75%, 12/15/2037 112 119
Ascension Health
3.95%, 11/15/2046 500 417
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 191
Centene Corp
4.63%, 12/15/2029 500 473
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 187
CommonSpirit Health
4.35%, 11/01/2042 200 169
Elevance Health Inc
1.50%, 03/15/2026 190 178
2.88%, 09/15/2029 120 108
3.13%, 05/15/2050 600 402
3.60%, 03/15/2051 190 137
3.65%, 12/01/2027 300 287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc   (continued)
4.10%, 05/15/2032 $ 170 $ 158
4.38%, 12/01/2047 300 249
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 101
4.75%, 02/15/2033 150 145
5.38%, 06/15/2034 150 151
5.65%, 06/15/2054 150 148
6.10%, 10/15/2052 150 157
HCA Inc
2.38%, 07/15/2031 190 156
3.38%, 03/15/2029 390 358
3.50%, 07/15/2051 190 127
4.38%, 03/15/2042 195 160
4.50%, 02/15/2027 800 782
5.20%, 06/01/2028 150 149
5.25%, 06/15/2026 300 299
5.45%, 04/01/2031 75 75
5.50%, 06/01/2033 150 149
5.60%, 04/01/2034 155 154
6.00%, 04/01/2054 225 222
Humana Inc
1.35%, 02/03/2027 190 172
2.15%, 02/03/2032 190 152
3.13%, 08/15/2029 85 77
4.95%, 10/01/2044 325 283
5.50%, 03/15/2053 155 144
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 163
4.15%, 05/01/2047 470 393
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 277
4.70%, 02/01/2045 115 101
Mass General Brigham Inc
3.19%, 07/01/2049 315 221
4.12%, 07/01/2055 300 242
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 164
4.20%, 07/01/2055 250 208
Mount Sinai Hospital/The
3.98%, 07/01/2048 400 309
Quest Diagnostics Inc
2.95%, 06/30/2030 155 138
UnitedHealth Group Inc
1.25%, 01/15/2026 160 151
2.00%, 05/15/2030 160 136
2.30%, 05/15/2031 195 164
2.75%, 05/15/2040 160 115
2.88%, 08/15/2029 175 159
2.90%, 05/15/2050 160 104
3.05%, 05/15/2041 195 144
3.25%, 05/15/2051 120 82
3.45%, 01/15/2027 440 424
3.50%, 08/15/2039 200 162
3.70%, 05/15/2027 185 179
3.70%, 08/15/2049 350 263
4.20%, 05/15/2032 185 174
4.25%, 01/15/2029 305 297
4.25%, 06/15/2048 165 136
4.45%, 12/15/2048 120 103
4.60%, 04/15/2027 135 134
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 69
4.75%, 07/15/2045 700 634
4.75%, 05/15/2052 185 164
4.90%, 04/15/2031 135 134
5.00%, 04/15/2034 135 133
5.20%, 04/15/2063 305 282

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
5.25%, 02/15/2028 $ 295 $ 299
5.35%, 02/15/2033 295 299
5.50%, 04/15/2064 135 131
5.88%, 02/15/2053 295 306
6.50%, 06/15/2037 77 84
$ 15,158
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 174
1.40%, 10/15/2027 165 147
$ 321
Insurance - 0 .69%
Aflac Inc
1.13%, 03/15/2026 195 182
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 499
Allstate Corp/The
0.75%, 12/15/2025 160 150
1.45%, 12/15/2030 160 128
3.28%, 12/15/2026 500 478
5.25%, 03/30/2033 125 124
5.55%, 05/09/2035 200 203
American International Group Inc
4.80%, 07/10/2045 50 45
5.13%, 03/27/2033 450 443
Aon Corp
2.80%, 05/15/2030 160 140
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 204
2.85%, 05/28/2027 195 183
2.90%, 08/23/2051 195 119
5.00%, 09/12/2032 90 88
5.35%, 02/28/2033 155 154
Aon North America Inc
5.13%, 03/01/2027 155 155
5.15%, 03/01/2029 230 229
5.45%, 03/01/2034 155 154
5.75%, 03/01/2054 75 73
Arch Capital Finance LLC
5.03%, 12/15/2046 250 226
Arch Capital Group US Inc
5.14%, 11/01/2043 375 344
Athene Holding Ltd
4.13%, 01/12/2028 500 482
6.25%, 04/01/2054 150 150
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 136
1.85%, 03/12/2030 80 68
2.30%, 03/15/2027 195 183
2.50%, 01/15/2051 190 114
2.85%, 10/15/2050 125 80
2.88%, 03/15/2032 195 171
4.20%, 08/15/2048 285 239
4.25%, 01/15/2049 400 342
4.30%, 05/15/2043 300 262
5.75%, 01/15/2040 115 122
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 339
4.50%, 02/11/2043 25 23
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings LLC
1.38%, 09/15/2030 335 273
2.85%, 12/15/2051 100 66
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 22
6.70%, 05/15/2036 250 280
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNA Financial Corp
2.05%, 08/15/2030 $ 165 $ 137
Corebridge Financial Inc
3.85%, 04/05/2029 200 187
3.90%, 04/05/2032 200 179
6.05%, 09/15/2033
(d)
150 154
Equitable Holdings Inc
4.35%, 04/20/2028 605 585
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 104
3.60%, 08/19/2049 170 124
4.30%, 04/15/2043 250 211
Lincoln National Corp
4.35%, 03/01/2048 55 42
7.00%, 06/15/2040 47 51
Loews Corp
4.13%, 05/15/2043 200 167
Manulife Financial Corp
5.38%, 03/04/2046 250 241
Markel Group Inc
3.45%, 05/07/2052 250 168
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 124
4.38%, 03/15/2029 50 49
4.90%, 03/15/2049 400 358
5.40%, 09/15/2033 150 153
5.70%, 09/15/2053 150 152
6.25%, 11/01/2052 150 162
MetLife Inc
4.05%, 03/01/2045 400 321
4.60%, 05/13/2046 225 196
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 143
5.30%, 12/15/2034 150 150
5.38%, 07/15/2033 150 151
5.70%, 06/15/2035 164 168
6.40%, 12/15/2066 288 292
Progressive Corp/The
3.20%, 03/26/2030 160 146
3.70%, 03/15/2052 165 123
4.35%, 04/25/2044 200 172
4.95%, 06/15/2033 150 148
Prudential Financial Inc
2.10%, 03/10/2030 160 137
3.70%, 10/01/2050
(f)
165 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 457
3.91%, 12/07/2047 177 136
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(f)
400 392
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 181
4.00%, 05/30/2047 400 321
5.45%, 05/25/2053 185 185
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 57
Trinity Acquisition PLC
4.40%, 03/15/2026 500 491
W R Berkley Corp
4.00%, 05/12/2050 85 65
Willis North America Inc
2.95%, 09/15/2029 55 49
3.88%, 09/15/2049 165 119
5.35%, 05/15/2033 150 147

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XL Group Ltd
5.25%, 12/15/2043 $ 400 $ 369
$ 16,378
Internet - 0 .42%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 165
3.15%, 02/09/2051
(e)
300 192
3.40%, 12/06/2027 325 307
4.20%, 12/06/2047 575 454
4.40%, 12/06/2057 305 241
Alphabet Inc
0.80%, 08/15/2027 330 294
1.10%, 08/15/2030 165 135
1.90%, 08/15/2040 165 107
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 94
2.25%, 08/15/2060 165 91
Amazon.com Inc
1.20%, 06/03/2027 465 420
1.50%, 06/03/2030 465 387
1.65%, 05/12/2028 560 499
2.10%, 05/12/2031 365 308
2.88%, 05/12/2041 365 268
3.10%, 05/12/2051 365 251
3.15%, 08/22/2027 490 465
3.25%, 05/12/2061 385 257
3.30%, 04/13/2027 380 364
3.60%, 04/13/2032 380 349
3.88%, 08/22/2037 340 300
3.95%, 04/13/2052 190 153
4.05%, 08/22/2047 30 25
4.60%, 12/01/2025 280 278
4.65%, 12/01/2029 280 279
4.70%, 12/01/2032 280 277
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 232
Baidu Inc
1.72%, 04/09/2026 200 188
2.38%, 10/09/2030 200 170
eBay Inc
2.60%, 05/10/2031 195 166
4.00%, 07/15/2042 100 80
5.95%, 11/22/2027
(e)
155 160
Expedia Group Inc
2.95%, 03/15/2031 195 169
Meta Platforms Inc
3.50%, 08/15/2027 345 331
3.85%, 08/15/2032 345 321
4.45%, 08/15/2052 300 259
4.60%, 05/15/2028 150 149
4.80%, 05/15/2030 295 295
4.95%, 05/15/2033 150 151
5.60%, 05/15/2053 295 301
$ 9,990
Iron & Steel - 0 .07%
ArcelorMittal SA
6.00%, 06/17/2034 300 300
Nucor Corp
3.13%, 04/01/2032 195 169
4.30%, 05/23/2027 185 181
Steel Dynamics Inc
1.65%, 10/15/2027 85 76
5.38%, 08/15/2034
(h)
150 147
Vale Overseas Ltd
6.13%, 06/12/2033 295 297
6.40%, 06/28/2054 150 148
6.88%, 11/21/2036 317 340
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd   (continued)
8.25%, 01/17/2034 $ 38 $ 45
$ 1,703
Lodging - 0 .04%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 149
Marriott International Inc/MD
2.85%, 04/15/2031 195 167
5.00%, 10/15/2027 300 299
5.55%, 10/15/2028 305 309
$ 924
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 170
1.10%, 09/14/2027 335 299
1.15%, 09/14/2026 195 179
3.65%, 08/12/2025 175 172
4.35%, 05/15/2026 150 148
4.50%, 01/08/2027 155 153
5.00%, 05/14/2027 150 150
Caterpillar Inc
2.60%, 04/09/2030 150 133
3.25%, 09/19/2049 160 114
3.80%, 08/15/2042 105 85
6.05%, 08/15/2036 132 144
$ 1,747
Machinery - Diversified - 0 .18%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 185
1.88%, 01/15/2026 165 156
Deere & Co
2.88%, 09/07/2049 165 111
3.10%, 04/15/2030 160 146
3.90%, 06/09/2042 30 25
5.38%, 10/16/2029 100 102
Dover Corp
5.38%, 03/01/2041 77 75
Ingersoll Rand Inc
5.20%, 06/15/2027 150 150
5.31%, 06/15/2031 150 151
John Deere Capital Corp
0.70%, 01/15/2026 155 145
1.05%, 06/17/2026 190 176
1.50%, 03/06/2028 190 168
2.00%, 06/17/2031 195 161
2.35%, 03/08/2027 195 182
2.80%, 07/18/2029 185 168
4.15%, 09/15/2027 205 200
4.35%, 09/15/2032 120 115
4.50%, 01/08/2027 155 153
4.75%, 06/08/2026 295 293
4.80%, 01/09/2026 150 149
4.85%, 06/11/2029 135 135
4.90%, 06/11/2027 135 135
4.90%, 03/07/2031 150 149
4.95%, 07/14/2028 150 150
5.10%, 04/11/2034 120 120
Otis Worldwide Corp
2.57%, 02/15/2030 160 140
3.36%, 02/15/2050 160 112
Rockwell Automation Inc
1.75%, 08/15/2031 135 109
2.80%, 08/15/2061 190 109
$ 4,170

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .66%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 385 $ 329
2.30%, 02/01/2032 145 112
2.80%, 04/01/2031 405 331
3.50%, 06/01/2041 380 255
3.70%, 04/01/2051 405 246
3.85%, 04/01/2061 145 85
3.90%, 06/01/2052 195 122
4.40%, 12/01/2061 95 62
4.80%, 03/01/2050 545 400
4.91%, 07/23/2025 104 103
5.75%, 04/01/2048 605 506
6.15%, 11/10/2026 150 151
6.48%, 10/23/2045 435 397
6.55%, 06/01/2034 150 150
Comcast Corp
1.50%, 02/15/2031 165 132
2.35%, 01/15/2027 60 56
2.45%, 08/15/2052 165 93
2.65%, 02/01/2030 125 111
2.65%, 08/15/2062 165 90
2.89%, 11/01/2051 1,247 778
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 189
3.38%, 08/15/2025 525 514
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 485 342
3.55%, 05/01/2028 125 119
3.75%, 04/01/2040 860 700
3.90%, 03/01/2038 150 127
4.00%, 08/15/2047 30 24
4.00%, 03/01/2048 400 314
4.00%, 11/01/2049 20 16
4.15%, 10/15/2028 500 484
4.25%, 01/15/2033 120 112
4.55%, 01/15/2029 575 566
4.80%, 05/15/2033
(e)
575 559
5.10%, 06/01/2029
(e)
110 111
5.25%, 11/07/2025 70 70
5.30%, 06/01/2034 110 110
5.35%, 05/15/2053 575 551
5.50%, 11/15/2032 120 123
5.65%, 06/15/2035 20 21
5.65%, 06/01/2054 95 95
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 158
3.95%, 03/20/2028 250 234
Fox Corp
5.48%, 01/25/2039 200 191
5.58%, 01/25/2049 500 459
6.50%, 10/13/2033 105 110
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 163
4.38%, 03/15/2043 235 156
4.85%, 07/01/2042 200 143
6.88%, 04/30/2036 181 169
7.88%, 07/30/2030 178 182
Thomson Reuters Corp
5.85%, 04/15/2040 25 26
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
5.50%, 09/01/2041 $ 340 $ 283
5.88%, 11/15/2040 20 17
6.55%, 05/01/2037 176 167
6.75%, 06/15/2039 77 74
7.30%, 07/01/2038 300 304
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 79
7.00%, 03/01/2032 51 57
Walt Disney Co/The
1.75%, 01/13/2026 315 299
2.00%, 09/01/2029 245 213
2.20%, 01/13/2028 460 421
2.65%, 01/13/2031 200 175
2.75%, 09/01/2049 325 206
3.50%, 05/13/2040 160 128
3.60%, 01/13/2051 160 119
3.70%, 03/23/2027 120 116
4.63%, 03/23/2040 240 222
4.75%, 11/15/2046 230 206
4.95%, 10/15/2045 350 325
6.20%, 12/15/2034 154 167
6.40%, 12/15/2035 98 107
$ 15,506
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 219
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 352
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 91
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 423
4.88%, 02/27/2026 155 154
4.90%, 02/28/2033 155 152
5.00%, 09/30/2043 270 252
5.25%, 09/08/2026 150 150
5.25%, 09/08/2030 150 152
5.50%, 09/08/2053 150 149
Newmont Corp
2.25%, 10/01/2030 610 520
2.60%, 07/15/2032 140 117
4.88%, 03/15/2042 20 18
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 82
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 109
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 303
5.00%, 03/09/2033
(e)
155 154
Southern Copper Corp
5.88%, 04/23/2045 350 348
6.75%, 04/16/2040 258 282
$ 3,808
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 500 437
Eaton Corp
3.10%, 09/15/2027 575 543
4.00%, 11/02/2032 100 93
4.15%, 03/15/2033 150 140
4.15%, 11/02/2042 50 42
Illinois Tool Works Inc
2.65%, 11/15/2026 500 476
Parker-Hannifin Corp
4.25%, 09/15/2027 355 346
4.50%, 09/15/2029 355 346

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Teledyne Technologies Inc
2.25%, 04/01/2028 $ 190 $ 171
$ 2,594
Oil & Gas - 0 .80%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 382
2.72%, 01/12/2032 100 85
2.77%, 11/10/2050 425 261
2.94%, 06/04/2051 190 121
3.00%, 02/24/2050 160 104
3.00%, 03/17/2052 195 125
3.06%, 06/17/2041 385 281
3.54%, 04/06/2027 275 264
3.59%, 04/14/2027 30 29
4.70%, 04/10/2029 305 301
4.81%, 02/13/2033 150 145
4.89%, 09/11/2033 150 146
4.97%, 10/17/2029 150 150
4.99%, 04/10/2034 155 152
5.23%, 11/17/2034 150 149
BP Capital Markets PLC
3.28%, 09/19/2027 175 166
3.72%, 11/28/2028 40 38
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 630
4.95%, 06/01/2047 20 17
6.25%, 03/15/2038 250 256
Chevron Corp
2.00%, 05/11/2027 160 148
2.24%, 05/11/2030 160 138
2.95%, 05/16/2026 355 342
3.08%, 05/11/2050 160 109
Chevron USA Inc
0.69%, 08/12/2025 330 314
1.02%, 08/12/2027 165 147
2.34%, 08/12/2050 165 96
3.25%, 10/15/2029 325 302
ConocoPhillips Co
3.76%, 03/15/2042 402 319
3.80%, 03/15/2052 135 101
4.03%, 03/15/2062 169 127
4.30%, 11/15/2044 420 357
5.05%, 09/15/2033 305 302
5.55%, 03/15/2054 155 153
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.60%, 07/15/2041 425 395
Diamondback Energy Inc
3.25%, 12/01/2026 155 148
5.15%, 01/30/2030 110 110
5.20%, 04/18/2027 70 70
5.40%, 04/18/2034 240 238
5.75%, 04/18/2054 180 174
EOG Resources Inc
4.15%, 01/15/2026 350 344
Equinor ASA
1.75%, 01/22/2026 160 152
3.00%, 04/06/2027 345 328
3.25%, 11/18/2049 450 315
3.63%, 04/06/2040 145 117
Exxon Mobil Corp
2.28%, 08/16/2026 500 473
2.44%, 08/16/2029 150 134
2.61%, 10/15/2030 305 268
3.00%, 08/16/2039 150 114
3.10%, 08/16/2049 450 305
3.45%, 04/15/2051 405 292
4.23%, 03/19/2040 305 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
5.60%, 02/15/2041 $ 51 $ 51
7.13%, 03/15/2033 221 249
7.30%, 08/15/2031 25 28
HF Sinclair Corp
5.88%, 04/01/2026 475 476
Marathon Oil Corp
6.60%, 10/01/2037 223 242
Marathon Petroleum Corp
5.00%, 09/15/2054 200 170
5.13%, 12/15/2026 300 299
Occidental Petroleum Corp
6.45%, 09/15/2036 295 308
6.63%, 09/01/2030 295 309
Phillips 66
1.30%, 02/15/2026 90 84
2.15%, 12/15/2030 410 342
5.88%, 05/01/2042 128 129
Phillips 66 Co
4.95%, 12/01/2027 155 155
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 178
1.90%, 08/15/2030 165 138
2.15%, 01/15/2031 190 159
Shell International Finance BV
2.38%, 11/07/2029 155 137
2.50%, 09/12/2026 330 312
2.75%, 04/06/2030 400 357
2.88%, 11/26/2041 180 128
3.13%, 11/07/2049 155 105
3.25%, 04/06/2050 400 278
3.63%, 08/21/2042 100 79
4.00%, 05/10/2046 245 197
4.38%, 05/11/2045 490 418
4.55%, 08/12/2043 35 31
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 47
Suncor Energy Inc
3.75%, 03/04/2051 190 136
4.00%, 11/15/2047 90 68
6.50%, 06/15/2038 428 448
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 85 76
2.99%, 06/29/2041 170 124
3.13%, 05/29/2050 510 344
3.39%, 06/29/2060 370 246
3.46%, 07/12/2049 85 62
TotalEnergies Capital SA
5.15%, 04/05/2034 130 130
5.49%, 04/05/2054 130 128
Valero Energy Corp
2.80%, 12/01/2031 395 335
4.00%, 06/01/2052 195 143
6.63%, 06/15/2037 234 249
7.50%, 04/15/2032 15 17
$ 18,965
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 186
3.14%, 11/07/2029 155 141
3.34%, 12/15/2027 165 156
4.08%, 12/15/2047 170 136

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 24 $ 23
4.50%, 11/15/2041 51 44
4.85%, 11/15/2035 275 262
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 143
3.95%, 12/01/2042 200 151
Schlumberger Investment SA
2.65%, 06/26/2030 165 145
$ 1,399
Packaging & Containers - 0 .02%
Packaging Corp of America
3.00%, 12/15/2029 310 277
3.05%, 10/01/2051 165 108
4.05%, 12/15/2049 155 122
WRKCo Inc
3.00%, 06/15/2033 80 67
$ 574
Pharmaceuticals - 1 .59%
AbbVie Inc
2.95%, 11/21/2026 310 295
3.20%, 05/14/2026 335 323
3.20%, 11/21/2029 775 711
4.05%, 11/21/2039 385 334
4.25%, 11/14/2028 220 215
4.25%, 11/21/2049 620 517
4.30%, 05/14/2036 170 156
4.40%, 11/06/2042 200 175
4.45%, 05/14/2046 280 243
4.50%, 05/14/2035 300 283
4.63%, 10/01/2042 100 90
4.70%, 05/14/2045 330 298
4.75%, 03/15/2045 235 213
4.80%, 03/15/2027 305 304
4.80%, 03/15/2029 305 304
4.88%, 11/14/2048 210 193
4.95%, 03/15/2031 230 229
5.05%, 03/15/2034 115 115
5.40%, 03/15/2054 90 89
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 173
2.25%, 05/28/2031 190 160
4.80%, 02/26/2027 155 154
4.85%, 02/26/2029 155 155
4.88%, 03/03/2028 130 130
4.88%, 03/03/2033 130 129
4.90%, 02/26/2031 155 155
AstraZeneca PLC
0.70%, 04/08/2026 125 116
1.38%, 08/06/2030 165 135
2.13%, 08/06/2050 85 48
3.00%, 05/28/2051 155 104
3.38%, 11/16/2025 305 297
4.00%, 09/18/2042 125 105
4.38%, 11/16/2045 185 161
4.38%, 08/17/2048 90 77
6.45%, 09/15/2037 164 183
Becton Dickinson & Co
1.96%, 02/11/2031 190 156
2.82%, 05/20/2030 160 141
3.70%, 06/06/2027 600 577
4.67%, 06/06/2047 35 31
4.69%, 12/15/2044 196 173
5.08%, 06/07/2029 270 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 180 $ 169
1.13%, 11/13/2027 315 278
1.45%, 11/13/2030 180 146
2.55%, 11/13/2050 180 105
2.95%, 03/15/2032 500 433
3.25%, 08/01/2042 300 223
3.40%, 07/26/2029 167 156
3.55%, 03/15/2042 500 389
3.70%, 03/15/2052 600 440
3.90%, 02/20/2028 185 179
4.13%, 06/15/2039 230 200
4.25%, 10/26/2049 430 350
4.35%, 11/15/2047 150 125
4.55%, 02/20/2048 144 123
4.90%, 02/22/2027 155 155
4.90%, 02/22/2029 305 304
5.20%, 02/22/2034 305 304
5.50%, 02/22/2044 155 153
5.55%, 02/22/2054 265 261
5.75%, 02/01/2031 150 156
6.40%, 11/15/2063 150 163
Cardinal Health Inc
3.41%, 06/15/2027 200 190
4.60%, 03/15/2043 100 85
Cigna Group/The
1.25%, 03/15/2026 154 144
2.40%, 03/15/2030 748 647
3.20%, 03/15/2040 160 118
3.40%, 03/15/2051 185 126
4.38%, 10/15/2028 750 728
4.80%, 08/15/2038 400 368
4.80%, 07/15/2046 25 22
4.90%, 12/15/2048 360 316
5.13%, 05/15/2031 310 308
5.60%, 02/15/2054 155 149
6.13%, 11/15/2041 16 17
CVS Health Corp
1.30%, 08/21/2027 165 146
1.75%, 08/21/2030 165 134
1.88%, 02/28/2031 185 148
2.70%, 08/21/2040 750 498
3.00%, 08/15/2026 375 357
3.25%, 08/15/2029 170 154
4.30%, 03/25/2028 219 211
4.78%, 03/25/2038 485 433
5.00%, 01/30/2029 150 148
5.05%, 03/25/2048 880 758
5.13%, 07/20/2045 370 326
5.25%, 02/21/2033 150 146
5.30%, 06/01/2033 150 147
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 150
5.63%, 02/21/2053 150 139
5.70%, 06/01/2034 150 150
5.88%, 06/01/2053 295 283
Eli Lilly & Co
3.95%, 03/15/2049 400 326
4.50%, 02/09/2029 155 154
4.70%, 02/27/2033 120 118
4.70%, 02/09/2034 155 152
4.88%, 02/27/2053 115 108
5.00%, 02/09/2054 155 148
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 526
5.38%, 04/15/2034 500 517

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/2025 $ 370 $ 351
0.95%, 09/01/2027 370 330
2.10%, 09/01/2040 370 247
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 69
3.63%, 03/03/2037 20 17
3.70%, 03/01/2046 225 181
3.75%, 03/03/2047 30 24
4.80%, 06/01/2029 255 257
4.90%, 06/01/2031 255 257
4.95%, 06/01/2034
(e)
130 132
McKesson Corp
0.90%, 12/03/2025 185 174
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 216
Merck & Co Inc
0.75%, 02/24/2026 80 75
1.45%, 06/24/2030 365 302
1.70%, 06/10/2027 340 312
1.90%, 12/10/2028 190 169
2.15%, 12/10/2031 380 316
2.35%, 06/24/2040 285 194
2.75%, 12/10/2051 235 147
3.60%, 09/15/2042 100 79
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 99
4.00%, 03/07/2049 170 137
4.05%, 05/17/2028 295 289
4.15%, 05/18/2043 200 170
4.50%, 05/17/2033 295 285
5.00%, 05/17/2053 295 277
Novartis Capital Corp
2.00%, 02/14/2027 325 303
2.20%, 08/14/2030 160 139
2.75%, 08/14/2050 160 104
3.00%, 11/20/2025 500 486
4.40%, 05/06/2044 350 312
Pfizer Inc
1.70%, 05/28/2030 195 164
1.75%, 08/18/2031 155 126
2.55%, 05/28/2040 450 313
2.63%, 04/01/2030 160 142
2.70%, 05/28/2050 190 122
3.45%, 03/15/2029 210 199
4.00%, 03/15/2049 140 113
4.40%, 05/15/2044 30 27
5.60%, 09/15/2040 380 385
7.20%, 03/15/2039 176 208
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 291
4.45%, 05/19/2028 445 437
4.65%, 05/19/2030 295 291
4.75%, 05/19/2033 445 434
5.11%, 05/19/2043 295 280
5.30%, 05/19/2053 445 429
5.34%, 05/19/2063 295 278
Sanofi SA
3.63%, 06/19/2028 400 383
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 503
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 342
3.18%, 07/09/2050 405 268
5.30%, 07/05/2034
(h)
295 293
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 577
5.25%, 06/15/2046 170 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
2.30%, 06/22/2027 $ 120 $ 110
2.70%, 06/22/2030 160 136
3.85%, 06/22/2040 120 88
4.00%, 06/22/2050 160 108
Wyeth LLC
5.95%, 04/01/2037 91 96
6.50%, 02/01/2034 144 158
Zoetis Inc
2.00%, 05/15/2030 350 295
3.00%, 05/15/2050 175 114
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 110
$ 37,598
Pipelines - 0 .89%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 287
Cheniere Energy Partners LP
5.75%, 08/15/2034
(d)
300 301
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 263
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 114
Enbridge Inc
1.60%, 10/04/2026 60 55
2.50%, 08/01/2033 390 310
3.13%, 11/15/2029 155 140
3.40%, 08/01/2051 390 264
5.30%, 04/05/2029 150 150
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 156
5.90%, 11/15/2026 275 278
5.95%, 04/05/2054 150 149
6.70%, 11/15/2053 150 164
Energy Transfer LP
3.75%, 05/15/2030 160 147
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 171
5.00%, 05/15/2044 350 302
5.25%, 04/15/2029 400 398
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
5.55%, 05/15/2034 155 153
5.75%, 02/15/2033 155 157
6.05%, 09/01/2054 195 192
6.10%, 12/01/2028 295 304
6.13%, 12/15/2045 525 515
6.25%, 04/15/2049 500 497
6.40%, 12/01/2030 295 310
6.50%, 02/01/2042 402 416
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 107
3.30%, 02/15/2053 65 44
3.70%, 02/15/2026 375 365
3.70%, 01/31/2051 250 184
4.25%, 02/15/2048 155 127
4.85%, 01/31/2034 155 151
4.85%, 08/15/2042 300 271
4.85%, 03/15/2044 430 387
4.90%, 05/15/2046 400 361
5.05%, 01/10/2026 150 150
6.13%, 10/15/2039 123 130
6.45%, 09/01/2040 177 190
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 168
5.00%, 03/01/2043 100 87
5.40%, 09/01/2044 400 366

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP   (continued)
6.38%, 03/01/2041 $ 128 $ 130
6.50%, 09/01/2039 112 116
6.95%, 01/15/2038 112 122
7.40%, 03/15/2031 177 196
Kinder Morgan Inc
1.75%, 11/15/2026 190 175
2.00%, 02/15/2031 310 254
3.25%, 08/01/2050 310 198
3.60%, 02/15/2051 155 106
5.00%, 02/01/2029 155 153
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 146
5.40%, 02/01/2034 155 153
5.55%, 06/01/2045 50 47
MPLX LP
1.75%, 03/01/2026 165 155
4.13%, 03/01/2027 425 413
4.25%, 12/01/2027 400 387
4.50%, 04/15/2038 220 192
4.70%, 04/15/2048 185 152
4.90%, 04/15/2058 60 49
5.00%, 03/01/2033 150 143
5.20%, 03/01/2047 330 295
5.20%, 12/01/2047 200 177
5.50%, 06/01/2034 150 148
5.50%, 02/15/2049 170 157
ONEOK Inc
2.20%, 09/15/2025 160 154
3.40%, 09/01/2029 100 92
4.45%, 09/01/2049 500 393
5.55%, 11/01/2026 183 184
6.05%, 09/01/2033 305 314
6.63%, 09/01/2053 155 165
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 158
4.50%, 12/15/2026 300 294
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 357
5.88%, 06/30/2026 345 346
Spectra Energy Partners LP
5.95%, 09/25/2043 200 199
Targa Resources Corp
5.20%, 07/01/2027 355 354
6.13%, 03/15/2033 150 154
6.15%, 03/01/2029 150 155
6.50%, 03/30/2034 150 159
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 109
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 163
4.25%, 05/15/2028 300 290
4.75%, 05/15/2038 300 274
4.88%, 05/15/2048 420 369
5.60%, 03/31/2034 300 301
6.10%, 06/01/2040 25 25
7.25%, 08/15/2038 51 57
Western Midstream Operating LP
6.15%, 04/01/2033 150 154
Williams Cos Inc/The
2.60%, 03/15/2031 590 498
3.50%, 10/15/2051 195 135
3.75%, 06/15/2027 400 384
4.90%, 03/15/2029 155 153
5.10%, 09/15/2045 180 162
5.30%, 08/15/2028 200 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The   (continued)
5.30%, 08/15/2052 $ 175 $ 162
5.65%, 03/15/2033 155 156
6.30%, 04/15/2040 343 355
$ 20,920
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 190 161
3.50%, 03/30/2051 165 114
3.90%, 01/25/2028 400 382
5.68%, 01/15/2035 150 148
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 110
$ 915
Regional Authority - 0 .28%
Province of Alberta Canada
1.30%, 07/22/2030 300 248
3.30%, 03/15/2028 270 257
4.50%, 06/26/2029 300 300
Province of British Columbia Canada
0.90%, 07/20/2026 585 540
1.30%, 01/29/2031
(e)
185 151
4.20%, 07/06/2033 300 288
4.75%, 06/12/2034 300 298
4.80%, 11/15/2028 150 151
6.50%, 01/15/2026 18 18
Province of Manitoba Canada
1.50%, 10/25/2028 190 167
4.30%, 07/27/2033 150 145
Province of Ontario Canada
0.63%, 01/21/2026 495 463
1.05%, 04/14/2026 380 355
1.13%, 10/07/2030 425 344
2.13%, 01/21/2032 420 352
3.10%, 05/19/2027 610 583
4.20%, 01/18/2029 150 147
Province of Quebec Canada
0.60%, 07/23/2025 650 619
1.35%, 05/28/2030 560 465
3.63%, 04/13/2028 300 289
4.50%, 04/03/2029 305 303
4.50%, 09/08/2033 150 147
7.50%, 09/15/2029 64 72
$ 6,702
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 188
2.75%, 12/15/2029 80 70
2.95%, 03/15/2034 195 158
3.00%, 05/18/2051 190 114
3.38%, 08/15/2031 115 101
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 78
5.15%, 04/15/2053 150 132
American Tower Corp
1.30%, 09/15/2025 80 76
1.60%, 04/15/2026 190 177
1.88%, 10/15/2030 165 134
2.90%, 01/15/2030 160 141
2.95%, 01/15/2051 180 113
3.38%, 10/15/2026 500 478
3.65%, 03/15/2027 200 192
3.70%, 10/15/2049 165 120
5.25%, 07/15/2028 150 150
5.65%, 03/15/2033 155 156
5.90%, 11/15/2033 150 154

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
AvalonBay Communities Inc
1.90%, 12/01/2028 $ 200 $ 176
2.05%, 01/15/2032 195 160
2.30%, 03/01/2030 160 138
5.00%, 02/15/2033 155 151
5.35%, 06/01/2034 150 150
Boston Properties LP
2.55%, 04/01/2032 155 121
2.75%, 10/01/2026 550 513
2.90%, 03/15/2030 415 352
COPT Defense Properties LP
2.75%, 04/15/2031 195 161
Crown Castle Inc
1.05%, 07/15/2026 380 348
1.35%, 07/15/2025 195 187
2.50%, 07/15/2031 190 157
2.90%, 04/01/2041 190 131
3.10%, 11/15/2029 150 134
3.25%, 01/15/2051 370 246
3.30%, 07/01/2030 155 138
4.00%, 11/15/2049 110 84
5.00%, 01/11/2028 150 148
5.10%, 05/01/2033 145 140
CubeSmart LP
2.00%, 02/15/2031 125 101
2.25%, 12/15/2028 200 176
Digital Realty Trust LP
4.45%, 07/15/2028 250 242
5.55%, 01/15/2028 120 121
Equinix Inc
1.00%, 09/15/2025 165 156
1.25%, 07/15/2025 160 153
1.80%, 07/15/2027 160 145
2.50%, 05/15/2031 195 163
3.20%, 11/18/2029 260 234
3.40%, 02/15/2052 195 134
ERP Operating LP
1.85%, 08/01/2031 385 311
2.50%, 02/15/2030 125 109
Essex Portfolio LP
1.70%, 03/01/2028 190 167
3.00%, 01/15/2030 170 151
4.00%, 03/01/2029 300 283
4.50%, 03/15/2048 300 248
Extra Space Storage LP
2.20%, 10/15/2030 85 71
2.40%, 10/15/2031 195 160
5.40%, 02/01/2034 155 152
5.50%, 07/01/2030 150 151
Federal Realty OP LP
1.25%, 02/15/2026 170 159
4.50%, 12/01/2044 250 202
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 156
5.38%, 04/15/2026 300 298
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 134
Healthpeak OP LLC
2.13%, 12/01/2028 165 146
3.00%, 01/15/2030 150 133
5.25%, 12/15/2032 75 74
6.75%, 02/01/2041 300 327
Kilroy Realty LP
2.50%, 11/15/2032 165 123
Kimco Realty OP LLC
2.25%, 12/01/2031 195 156
2.70%, 10/01/2030 165 143
3.70%, 10/01/2049 330 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Kimco Realty OP LLC   (continued)
4.60%, 02/01/2033 $ 175 $ 164
6.40%, 03/01/2034 115 122
Mid-America Apartments LP
1.70%, 02/15/2031 125 100
4.00%, 11/15/2025 500 491
5.30%, 02/15/2032 150 149
NNN REIT Inc
4.80%, 10/15/2048 200 170
Prologis LP
1.25%, 10/15/2030 165 132
1.75%, 07/01/2030 160 132
2.13%, 04/15/2027 145 134
2.25%, 04/15/2030 140 120
2.25%, 01/15/2032 195 159
2.88%, 11/15/2029 75 67
3.00%, 04/15/2050 110 71
3.88%, 09/15/2028 250 239
4.00%, 09/15/2028 400 385
4.63%, 01/15/2033 80 77
4.88%, 06/15/2028 150 149
Public Storage Operating Co
0.88%, 02/15/2026 145 135
1.85%, 05/01/2028 380 338
2.25%, 11/09/2031 200 165
5.10%, 08/01/2033 150 149
5.13%, 01/15/2029 150 151
Realty Income Corp
0.75%, 03/15/2026 430 397
2.10%, 03/15/2028 190 170
2.20%, 06/15/2028 180 161
3.10%, 12/15/2029 375 337
3.25%, 01/15/2031 165 146
4.75%, 02/15/2029 155 152
4.85%, 03/15/2030 150 147
4.90%, 07/15/2033
(e)
150 143
Simon Property Group LP
1.75%, 02/01/2028 190 169
2.45%, 09/13/2029 140 123
2.65%, 02/01/2032 200 167
3.25%, 11/30/2026 500 478
3.25%, 09/13/2049 140 94
3.50%, 09/01/2025 165 161
4.25%, 11/30/2046 130 104
6.75%, 02/01/2040 25 27
UDR Inc
2.10%, 08/01/2032 565 442
3.20%, 01/15/2030 165 149
Ventas Realty LP
3.00%, 01/15/2030 200 177
5.63%, 07/01/2034 150 149
5.70%, 09/30/2043 300 286
Welltower OP LLC
2.75%, 01/15/2032 195 164
4.13%, 03/15/2029 300 287
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
WP Carey Inc
2.40%, 02/01/2031 85 71
$ 20,743
Retail - 0 .73%
AutoZone Inc
1.65%, 01/15/2031 165 132
3.75%, 06/01/2027 250 240
5.10%, 07/15/2029 300 299

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Costco Wholesale Corp
1.38%, 06/20/2027 $ 155 $ 141
1.60%, 04/20/2030 155 130
1.75%, 04/20/2032 155 124
Dollar General Corp
4.15%, 11/01/2025 500 490
Dollar Tree Inc
4.20%, 05/15/2028 185 178
Home Depot Inc/The
0.90%, 03/15/2028 190 165
1.88%, 09/15/2031 195 159
2.13%, 09/15/2026 250 235
2.38%, 03/15/2051 190 109
2.75%, 09/15/2051 195 121
2.88%, 04/15/2027 195 185
2.95%, 06/15/2029 435 398
3.50%, 09/15/2056 305 216
3.90%, 06/15/2047 30 24
4.00%, 09/15/2025 325 320
4.20%, 04/01/2043 520 441
4.25%, 04/01/2046 340 286
4.40%, 03/15/2045 320 277
4.85%, 06/25/2031 170 169
4.88%, 06/25/2027 150 150
4.90%, 04/15/2029 155 155
4.95%, 09/30/2026 155 155
4.95%, 06/25/2034 300 297
4.95%, 09/15/2052 160 148
5.30%, 06/25/2054 300 293
5.95%, 04/01/2041 351 371
Lowe's Cos Inc
1.30%, 04/15/2028 165 144
1.70%, 10/15/2030 165 135
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 250 237
3.65%, 04/05/2029 250 235
3.70%, 04/15/2046 40 29
3.75%, 04/01/2032 195 177
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 153
4.38%, 09/15/2045 500 410
4.40%, 09/08/2025 160 158
4.80%, 04/01/2026 155 154
5.00%, 04/15/2033 160 158
5.00%, 04/15/2040 160 149
5.63%, 04/15/2053 160 155
5.75%, 07/01/2053 155 153
McDonald's Corp
1.45%, 09/01/2025 160 153
2.13%, 03/01/2030 160 137
2.63%, 09/01/2029 415 372
3.50%, 07/01/2027 325 311
3.63%, 09/01/2049 115 83
3.70%, 02/15/2042 128 100
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 225
4.95%, 08/14/2033 305 300
5.15%, 09/09/2052 325 300
6.30%, 10/15/2037 262 281
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 68
4.35%, 06/01/2028 300 292
Starbucks Corp
2.00%, 03/12/2027 160 148
3.00%, 02/14/2032
(e)
135 117
3.55%, 08/15/2029 500 468
4.45%, 08/15/2049 300 247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Starbucks Corp   (continued)
4.80%, 02/15/2033 $ 165 $ 161
Target Corp
1.95%, 01/15/2027 150 140
2.35%, 02/15/2030 320 280
2.50%, 04/15/2026
(e)
500 479
2.95%, 01/15/2052 175 113
4.50%, 09/15/2032 245 236
4.80%, 01/15/2053
(e)
150 136
TJX Cos Inc/The
1.60%, 05/15/2031 130 105
Walmart Inc
1.05%, 09/17/2026
(e)
185 171
1.50%, 09/22/2028 185 163
1.80%, 09/22/2031 195 161
2.50%, 09/22/2041 195 135
2.65%, 09/22/2051 185 116
2.95%, 09/24/2049 245 166
3.90%, 09/09/2025 160 158
3.90%, 04/15/2028 225 219
3.95%, 06/28/2038 185 166
4.00%, 04/15/2026 95 93
4.00%, 04/15/2030 95 92
4.10%, 04/15/2033 95 90
4.15%, 09/09/2032 660 637
4.50%, 09/09/2052 660 586
$ 17,146
Semiconductors - 0 .68%
Analog Devices Inc
2.10%, 10/01/2031 135 112
2.80%, 10/01/2041 195 137
5.30%, 04/01/2054 150 146
Applied Materials Inc
1.75%, 06/01/2030 160 135
3.30%, 04/01/2027 35 34
3.90%, 10/01/2025 500 493
4.35%, 04/01/2047 40 35
4.80%, 06/15/2029 120 120
5.10%, 10/01/2035 250 254
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 435
Broadcom Inc
1.95%, 02/15/2028
(d)
150 134
2.60%, 02/15/2033
(d)
405 328
3.14%, 11/15/2035
(d)
640 512
3.19%, 11/15/2036
(d)
14 11
3.42%, 04/15/2033
(d)
460 397
3.47%, 04/15/2034
(d)
350 298
3.50%, 02/15/2041
(d)
200 153
3.75%, 02/15/2051
(d)
50 37
4.15%, 11/15/2030 271 256
4.30%, 11/15/2032 185 173
4.75%, 04/15/2029 730 720
Intel Corp
2.00%, 08/12/2031 190 155
2.45%, 11/15/2029 310 273
3.05%, 08/12/2051 190 120
3.15%, 05/11/2027 540 513
3.20%, 08/12/2061 190 117
3.25%, 11/15/2049 315 211
3.73%, 12/08/2047 240 176
3.75%, 03/25/2027 160 155
3.75%, 08/05/2027 175 169
4.00%, 08/05/2029 705 673
4.00%, 12/15/2032 200 184
4.15%, 08/05/2032 175 164
4.25%, 12/15/2042 200 166
4.60%, 03/25/2040 160 144

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
4.80%, 10/01/2041 $ 77 $ 70
4.88%, 02/10/2026 255 253
4.90%, 07/29/2045 25 23
5.20%, 02/10/2033
(e)
130 130
5.60%, 02/21/2054 225 218
5.63%, 02/10/2043 130 129
5.70%, 02/10/2053 255 251
KLA Corp
4.70%, 02/01/2034 155 151
4.95%, 07/15/2052 355 330
Lam Research Corp
1.90%, 06/15/2030 155 131
2.88%, 06/15/2050 235 153
Marvell Technology Inc
2.45%, 04/15/2028 380 343
4.88%, 06/22/2028 300 296
Micron Technology Inc
2.70%, 04/15/2032 290 240
4.19%, 02/15/2027 115 112
4.66%, 02/15/2030 115 111
5.30%, 01/15/2031 90 90
NVIDIA Corp
1.55%, 06/15/2028 190 169
2.00%, 06/15/2031 385 324
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 323
3.13%, 02/15/2042 195 137
3.15%, 05/01/2027 80 76
3.25%, 05/11/2041 195 142
4.40%, 06/01/2027 220 215
QUALCOMM Inc
1.30%, 05/20/2028 411 360
1.65%, 05/20/2032 340 268
3.25%, 05/20/2027 320 306
4.65%, 05/20/2035 115 112
4.80%, 05/20/2045 425 393
6.00%, 05/20/2053 155 167
Texas Instruments Inc
1.13%, 09/15/2026 195 179
1.75%, 05/04/2030 245 207
1.90%, 09/15/2031 195 161
4.15%, 05/15/2048 205 170
4.60%, 02/15/2028 150 149
4.60%, 02/08/2029 260 259
4.90%, 03/14/2033 150 150
5.00%, 03/14/2053 155 145
5.15%, 02/08/2054 155 148
TSMC Arizona Corp
3.88%, 04/22/2027 200 193
4.25%, 04/22/2032
(e)
200 193
$ 16,117
Software - 0 .57%
Adobe Inc
2.30%, 02/01/2030 160 140
Electronic Arts Inc
1.85%, 02/15/2031 190 155
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 159
3.10%, 03/01/2041 90 65
5.10%, 07/15/2032
(e)
130 128
Fiserv Inc
3.50%, 07/01/2029 310 287
5.35%, 03/15/2031 155 155
5.45%, 03/02/2028 730 737
5.63%, 08/21/2033 155 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Intuit Inc
5.13%, 09/15/2028 $ 150 $ 151
5.25%, 09/15/2026 305 306
5.50%, 09/15/2053 110 111
Microsoft Corp
1.35%, 09/15/2030 85 70
2.40%, 08/08/2026 55 52
2.50%, 09/15/2050 790 497
2.53%, 06/01/2050 792 500
2.68%, 06/01/2060 1,209 738
3.13%, 11/03/2025 400 390
3.30%, 02/06/2027 200 193
3.45%, 08/08/2036 358 312
Oracle Corp
2.30%, 03/25/2028 385 348
2.65%, 07/15/2026 700 663
2.80%, 04/01/2027 250 235
2.88%, 03/25/2031 385 332
2.95%, 04/01/2030 150 133
3.60%, 04/01/2040 150 115
3.60%, 04/01/2050 150 105
3.65%, 03/25/2041 385 295
3.80%, 11/15/2037 250 206
3.90%, 05/15/2035 600 520
3.95%, 03/25/2051 385 285
4.00%, 07/15/2046 780 595
4.10%, 03/25/2061 190 136
4.30%, 07/08/2034 615 560
4.38%, 05/15/2055 610 476
4.50%, 05/06/2028 130 128
4.65%, 05/06/2030 265 260
5.55%, 02/06/2053 125 118
5.80%, 11/10/2025 235 236
6.15%, 11/09/2029 55 58
6.25%, 11/09/2032 115 122
6.90%, 11/09/2052 115 129
Roper Technologies Inc
1.00%, 09/15/2025 85 81
1.40%, 09/15/2027 165 147
2.95%, 09/15/2029 95 85
Salesforce Inc
1.95%, 07/15/2031 190 156
2.70%, 07/15/2041 385 269
2.90%, 07/15/2051 385 248
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 149
VMware LLC
1.40%, 08/15/2026 570 525
1.80%, 08/15/2028 285 250
2.20%, 08/15/2031 385 313
$ 13,580
Sovereign - 1 .46%
Canada Government International Bond
0.75%, 05/19/2026 390 362
3.75%, 04/26/2028 540 525
4.63%, 04/30/2029 305 307
Chile Government International Bond
2.45%, 01/31/2031 270 230
2.55%, 01/27/2032 475 398
2.75%, 01/31/2027 200 188
3.10%, 05/07/2041 500 365
3.24%, 02/06/2028 400 375
3.50%, 04/15/2053 200 141
3.86%, 06/21/2047 300 233
4.00%, 01/31/2052 200 154
4.95%, 01/05/2036 276 264

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export Development Canada
3.38%, 08/26/2025 $ 250 $ 245
3.88%, 02/14/2028 305 298
4.13%, 02/13/2029 305 300
4.38%, 06/29/2026 445 441
4.75%, 06/05/2034 300 306
Export-Import Bank of Korea
1.38%, 02/09/2031 200 161
2.13%, 01/18/2032 200 165
3.25%, 11/10/2025 500 487
3.25%, 08/12/2026 500 483
4.25%, 09/15/2027 200 196
4.50%, 09/15/2032 200 194
4.88%, 01/11/2026 305 304
5.13%, 09/18/2028 200 203
Indonesia Government International Bond
2.15%, 07/28/2031 400 329
2.85%, 02/14/2030 400 355
3.05%, 03/12/2051 400 271
3.50%, 01/11/2028 200 189
3.70%, 10/30/2049 200 153
4.15%, 09/20/2027 200 194
4.20%, 10/15/2050 500 413
4.55%, 01/11/2028 200 196
4.65%, 09/20/2032 335 323
4.75%, 02/11/2029 200 197
5.10%, 02/10/2054 200 189
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 280
4.50%, 01/30/2043 400 327
5.50%, 03/12/2034 230 218
5.75%, 03/12/2054 230 207
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 324
1.88%, 04/15/2031 200 168
2.00%, 10/17/2029 200 175
2.13%, 02/16/2029 400 358
2.25%, 11/04/2026 400 377
2.38%, 04/20/2026 300 286
3.88%, 09/16/2025 300 295
4.25%, 04/27/2026 220 217
4.63%, 07/19/2028 200 199
4.63%, 04/17/2034 200 200
4.88%, 10/18/2028
(e)
200 202
Japan International Cooperation Agency
4.75%, 05/21/2029 200 201
Korea International Bond
1.00%, 09/16/2030 200 162
3.88%, 09/20/2048 500 419
Mexico Government International Bond
2.66%, 05/24/2031 400 328
3.25%, 04/16/2030 200 176
3.50%, 02/12/2034 400 325
3.75%, 01/11/2028 250 236
3.75%, 04/19/2071 400 240
3.77%, 05/24/2061 200 122
4.13%, 01/21/2026 500 489
4.50%, 04/22/2029
(e)
300 287
4.50%, 01/31/2050 600 450
4.60%, 02/10/2048 450 343
4.75%, 03/08/2044 506 405
5.55%, 01/21/2045 300 269
6.00%, 05/07/2036 280 273
6.05%, 01/11/2040 464 448
6.34%, 05/04/2053 200 189
6.35%, 02/09/2035 400 402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
(continued)
6.40%, 05/07/2054 $ 300 $ 286
Panama Government International Bond
2.25%, 09/29/2032 200 144
3.30%, 01/19/2033 200 155
3.87%, 07/23/2060 340 193
3.88%, 03/17/2028 250 230
4.30%, 04/29/2053 400 256
4.50%, 05/15/2047 200 138
4.50%, 04/16/2050 400 268
6.40%, 02/14/2035 200 189
6.70%, 01/26/2036 224 217
6.85%, 03/28/2054 200 183
Peruvian Government International Bond
1.86%, 12/01/2032 405 306
2.78%, 01/23/2031 145 124
2.78%, 12/01/2060 180 101
3.30%, 03/11/2041 340 251
3.55%, 03/10/2051
(e)
200 141
5.63%, 11/18/2050 353 342
6.55%, 03/14/2037 126 134
8.75%, 11/21/2033 192 234
Philippine Government International Bond
2.46%, 05/05/2030 500 432
2.65%, 12/10/2045 400 262
2.95%, 05/05/2045 200 139
3.00%, 02/01/2028 300 279
3.20%, 07/06/2046 200 143
3.70%, 03/01/2041 200 163
3.70%, 02/02/2042 230 186
5.00%, 07/17/2033 200 197
5.50%, 01/17/2048 200 203
5.60%, 05/14/2049 200 200
6.38%, 10/23/2034 210 230
9.50%, 02/02/2030 400 482
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 374
2.88%, 10/17/2029 200 178
3.88%, 05/06/2051 600 423
5.38%, 06/15/2033 280 276
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 293
5.13%, 09/18/2034 310 305
5.50%, 03/18/2054 310 301
State of Israel
2.50%, 01/15/2030 200 168
3.38%, 01/15/2050 400 255
Svensk Exportkredit AB
0.50%, 08/26/2025 835 791
4.00%, 07/15/2025 295 291
4.13%, 06/14/2028 295 290
4.38%, 02/13/2026 305 302
4.88%, 09/14/2026 305 305
Tennessee Valley Authority
2.88%, 02/01/2027 250 239
3.50%, 12/15/2042 400 328
3.88%, 03/15/2028 230 225
4.25%, 09/15/2065 200 171
4.63%, 09/15/2060 300 278
5.25%, 09/15/2039 251 260
5.38%, 04/01/2056 154 161
5.88%, 04/01/2036 300 330
6.75%, 11/01/2025 102 105
Uruguay Government International Bond
4.13%, 11/20/2045 100 86
4.38%, 10/27/2027 390 385
4.98%, 04/20/2055 210 191

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
(continued)
5.10%, 06/18/2050 $ 565 $ 531
5.75%, 10/28/2034 150 156
$ 34,550
Supranational Bank - 1 .37%
African Development Bank
0.88%, 03/23/2026 345 322
0.88%, 07/22/2026 385 356
4.13%, 02/25/2027 150 148
4.38%, 03/14/2028 305 303
4.63%, 01/04/2027 210 210
Asian Development Bank
0.38%, 09/03/2025 325 308
0.50%, 02/04/2026 400 373
1.00%, 04/14/2026 780 729
1.25%, 06/09/2028 100 88
1.50%, 01/20/2027 400 370
1.50%, 03/04/2031 195 162
1.75%, 09/19/2029 325 284
1.88%, 03/15/2029 390 347
2.75%, 01/19/2028 250 235
3.13%, 08/20/2027 705 675
3.13%, 04/27/2032 340 310
3.75%, 04/25/2028 300 292
3.88%, 09/28/2032 100 96
3.88%, 06/14/2033 295 281
4.00%, 01/12/2033 150 145
4.13%, 01/12/2027 300 296
4.25%, 01/09/2026 305 302
4.38%, 03/06/2029 310 309
4.50%, 08/25/2028 365 365
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 325 316
4.13%, 01/18/2029 300 296
4.88%, 09/14/2026 305 305
Council Of Europe Development Bank
3.63%, 01/26/2028 300 290
3.75%, 05/25/2026 300 294
4.63%, 06/11/2027 150 149
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 362
0.50%, 01/28/2026 380 354
4.13%, 01/25/2029 150 148
4.38%, 03/09/2028 245 243
European Investment Bank
0.38%, 12/15/2025 340 318
0.38%, 03/26/2026 480 444
0.63%, 10/21/2027 285 251
0.75%, 10/26/2026 190 174
1.25%, 02/14/2031 355 291
1.38%, 03/15/2027 400 367
1.63%, 05/13/2031 395 330
1.75%, 03/15/2029
(e)
200 177
2.38%, 05/24/2027 300 282
3.25%, 11/15/2027 325 312
3.63%, 07/15/2030 500 478
3.75%, 02/14/2033 305 290
3.88%, 03/15/2028 605 591
4.00%, 02/15/2029 335 328
4.13%, 02/13/2034 305 296
4.38%, 03/19/2027 460 457
4.50%, 10/16/2028 455 455
4.75%, 06/15/2029 305 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank
0.63%, 09/16/2027 $ 340 $ 300
0.88%, 04/20/2026 425 396
1.13%, 07/20/2028 385 337
1.13%, 01/13/2031 385 312
1.50%, 01/13/2027 400 370
2.38%, 07/07/2027 500 469
3.13%, 09/18/2028 250 237
3.50%, 09/14/2029 320 306
3.50%, 04/12/2033 300 279
4.00%, 01/12/2028 305 299
4.13%, 02/15/2029 305 301
4.38%, 02/01/2027 300 298
4.38%, 01/24/2044 50 46
4.50%, 05/15/2026 300 298
4.50%, 09/13/2033 305 305
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 853
0.75%, 11/24/2027 365 321
0.75%, 08/26/2030 385 309
0.88%, 07/15/2026 580 537
1.25%, 02/10/2031 385 314
1.38%, 04/20/2028 480 427
1.63%, 11/03/2031 385 317
1.75%, 10/23/2029 680 593
2.50%, 07/29/2025 850 827
2.50%, 03/29/2032 355 310
3.13%, 06/15/2027 645 619
3.50%, 07/12/2028 450 434
3.63%, 09/21/2029 315 303
3.88%, 02/14/2030 305 296
4.00%, 07/25/2030 595 581
4.00%, 01/10/2031
(e)
300 292
4.50%, 04/10/2031 460 461
4.63%, 08/01/2028 450 452
4.75%, 04/10/2026 155 155
4.75%, 11/14/2033 300 306
International Finance Corp
0.38%, 07/16/2025 1,080 1,028
3.63%, 09/15/2025 150 147
4.25%, 07/02/2029
(h)
300 300
4.38%, 01/15/2027 105 104
4.50%, 07/13/2028 120 120
Nordic Investment Bank
0.38%, 09/11/2025 255 241
0.50%, 01/21/2026 400 374
3.38%, 09/08/2027 325 313
4.25%, 02/28/2029 200 198
$ 32,368
Telecommunications - 1 .14%
America Movil SAB de CV
4.38%, 04/22/2049 250 209
6.13%, 03/30/2040 102 106
6.38%, 03/01/2035 200 214
AT&T Inc
1.65%, 02/01/2028 330 293
1.70%, 03/25/2026 135 127
2.25%, 02/01/2032 240 195
2.30%, 06/01/2027 465 430
2.75%, 06/01/2031 310 265
2.95%, 07/15/2026 20 19
3.10%, 02/01/2043
(e)
240 175
3.50%, 06/01/2041 310 237
3.50%, 09/15/2053 904 614
3.55%, 09/15/2055 1,198 808
3.65%, 06/01/2051 755 533
3.65%, 09/15/2059 1,057 709

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
3.80%, 02/15/2027 $ 40 $ 39
4.10%, 02/15/2028 81 78
4.25%, 03/01/2027 230 225
4.30%, 12/15/2042 221 184
4.35%, 03/01/2029 500 485
4.35%, 06/15/2045 260 216
4.50%, 03/09/2048 490 404
5.40%, 02/15/2034 295 295
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 136
5.20%, 02/15/2034 155 151
British Telecommunications PLC
9.62%, 12/15/2030 577 705
Cisco Systems Inc
2.50%, 09/20/2026 580 552
4.80%, 02/26/2027 305 304
4.85%, 02/26/2029 305 305
5.05%, 02/26/2034 305 305
5.30%, 02/26/2054 305 299
5.50%, 01/15/2040 600 609
Corning Inc
4.38%, 11/15/2057 300 235
4.75%, 03/15/2042 102 91
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 747
Juniper Networks Inc
2.00%, 12/10/2030 185 150
Orange SA
5.38%, 01/13/2042 102 97
Rogers Communications Inc
3.20%, 03/15/2027 395 375
3.70%, 11/15/2049 225 159
3.80%, 03/15/2032 195 174
5.00%, 02/15/2029 155 153
5.00%, 03/15/2044 200 179
Sprint Capital Corp
6.88%, 11/15/2028 295 313
Telefonica Emisiones SA
5.21%, 03/08/2047 530 468
7.05%, 06/20/2036 545 593
TELUS Corp
4.60%, 11/16/2048 300 251
T-Mobile USA Inc
1.50%, 02/15/2026 320 300
2.05%, 02/15/2028 320 287
2.25%, 11/15/2031 350 286
2.40%, 03/15/2029 310 274
2.55%, 02/15/2031 245 208
3.00%, 02/15/2041 170 122
3.30%, 02/15/2051 310 209
3.40%, 10/15/2052 260 178
3.75%, 04/15/2027 295 284
3.88%, 04/15/2030 295 276
4.38%, 04/15/2040 150 130
4.50%, 04/15/2050 295 246
4.80%, 07/15/2028 150 148
4.95%, 03/15/2028 90 89
5.05%, 07/15/2033 150 147
5.15%, 04/15/2034 155 152
5.20%, 01/15/2033 555 549
5.50%, 01/15/2055 155 150
5.65%, 01/15/2053 520 512
5.75%, 01/15/2034 150 154
5.75%, 01/15/2054 150 149
6.00%, 06/15/2054 150 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.45%, 03/20/2026 $ 385 $ 360
1.50%, 09/18/2030 450 367
1.68%, 10/30/2030 748 608
1.75%, 01/20/2031 360 291
2.10%, 03/22/2028 580 522
2.36%, 03/15/2032 180 147
2.55%, 03/21/2031 385 327
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 93
2.88%, 11/20/2050 360 227
2.99%, 10/30/2056 562 344
3.00%, 11/20/2060 80 48
3.40%, 03/22/2041 385 294
3.55%, 03/22/2051 385 277
3.70%, 03/22/2061 190 134
3.85%, 11/01/2042 275 218
3.88%, 02/08/2029 400 380
4.13%, 03/16/2027 300 292
4.33%, 09/21/2028 500 486
4.40%, 11/01/2034 750 695
4.50%, 08/10/2033 360 338
4.81%, 03/15/2039 600 556
Vodafone Group PLC
4.25%, 09/17/2050 165 129
5.63%, 02/10/2053 150 144
5.75%, 06/28/2054 150 145
5.88%, 06/28/2064 150 144
6.15%, 02/27/2037 201 214
$ 27,020
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 26
Transportation - 0 .47%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 264
3.30%, 09/15/2051 200 139
3.55%, 02/15/2050 115 85
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 85
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 335
5.20%, 04/15/2054 150 144
5.50%, 03/15/2055 150 150
Canadian National Railway Co
2.45%, 05/01/2050 65 39
3.20%, 08/02/2046 400 287
3.65%, 02/03/2048 75 58
3.85%, 08/05/2032 175 162
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 360
2.45%, 12/02/2031 190 173
3.00%, 12/02/2041 190 164
3.10%, 12/02/2051 190 126
4.80%, 09/15/2035 500 475
CSX Corp
2.40%, 02/15/2030 65 57
3.25%, 06/01/2027 40 38
3.35%, 11/01/2025 250 244
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 96
3.80%, 11/01/2046 30 23
4.25%, 11/01/2066 400 311
4.30%, 03/01/2048 105 87
4.50%, 11/15/2052 155 133
4.75%, 05/30/2042 277 251
5.20%, 11/15/2033 150 150

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
FedEx Corp
3.10%, 08/05/2029 $ 550 $ 503
3.88%, 08/01/2042 100 78
4.40%, 01/15/2047 405 330
4.55%, 04/01/2046 400 333
4.75%, 11/15/2045 260 224
Norfolk Southern Corp
2.30%, 05/15/2031 195 164
2.55%, 11/01/2029 155 137
2.90%, 08/25/2051 190 118
3.94%, 11/01/2047 398 307
4.15%, 02/28/2048 200 159
4.45%, 03/01/2033 150 142
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 91
5.35%, 08/01/2054 120 114
Ryder System Inc
2.90%, 12/01/2026 150 142
4.30%, 06/15/2027 55 54
Union Pacific Corp
2.15%, 02/05/2027 230 214
2.38%, 05/20/2031 195 166
2.80%, 02/14/2032 185 160
2.89%, 04/06/2036 210 169
3.20%, 05/20/2041 195 147
3.38%, 02/14/2042 190 146
3.80%, 10/01/2051 577 441
3.80%, 04/06/2071 175 123
3.84%, 03/20/2060 575 422
4.50%, 01/20/2033 160 154
4.95%, 09/09/2052 160 150
United Parcel Service Inc
2.50%, 09/01/2029 125 112
3.40%, 09/01/2049 770 555
4.88%, 03/03/2033 110 108
4.88%, 11/15/2040 25 23
5.05%, 03/03/2053 110 103
5.15%, 05/22/2034 150 150
5.20%, 04/01/2040 125 122
5.50%, 05/22/2054 150 149
6.20%, 01/15/2038 23 25
$ 11,110
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 304
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 195 161
3.25%, 06/01/2051 195 133
3.75%, 09/01/2047 180 136
4.45%, 06/01/2032 110 105
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031
(e)
190 156
5.30%, 05/01/2052 185 169
5.38%, 01/15/2034 155 152
$ 1,018
TOTAL BONDS $ 695,366
MUNICIPAL BONDS - 0 .49%
Principal
Amount (000's) Value (000's)
California - 0 .13%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 324
6.92%, 04/01/2040 120 135
California State University
2.98%, 11/01/2051 160 109
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 $ 60 $ 63
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 166
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 274
San Diego County Water Authority
6.14%, 05/01/2049 260 277
State of California
3.50%, 04/01/2028 165 158
7.30%, 10/01/2039 375 429
7.35%, 11/01/2039 500 574
7.60%, 11/01/2040 180 216
7.63%, 03/01/2040 280 332
$ 3,057
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 404
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 144 156
7.06%, 04/01/2057 188 210
$ 366
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 189 209
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 74
County of Cook IL
6.23%, 11/15/2034 102 107
State of Illinois
5.10%, 06/01/2033 941 924
7.35%, 07/01/2035 60 64
$ 1,378
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 110
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 746
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 191
6.56%, 12/15/2040 210 229
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 168
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 130
$ 1,464
New York - 0 .08%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 148
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 272
5.95%, 06/15/2042 125 129
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 249

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.60%, 03/15/2040 $ 435 $ 438
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 347
4.96%, 08/01/2046 300 288
6.04%, 12/01/2029 50 53
$ 1,949
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 68
Ohio State University/The
4.91%, 06/01/2040 125 120
$ 188
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 498
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 138
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 47
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 79
Dallas County Hospital District
5.62%, 08/15/2044 83 84
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 295
State of Texas
4.68%, 04/01/2040 100 95
5.52%, 04/01/2039 405 417
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 625
$ 1,830
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 140 139
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
175 176
TOTAL MUNICIPAL BONDS $ 11,587
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .15%
2.00%, 08/01/2029 $ 127 $ 118
2.00%, 03/01/2032 67 62
2.50%, 10/01/2027 23 22
2.50%, 03/01/2028 71 68
2.50%, 06/01/2028 43 41
2.50%, 06/01/2028 103 99
2.50%, 07/01/2028 73 70
2.50%, 10/01/2028 60 57
2.50%, 10/01/2028 35 34
2.50%, 10/01/2029 96 91
2.50%, 12/01/2029 119 112
2.50%, 09/01/2030 219 206
2.50%, 01/01/2031 24 22
2.50%, 01/01/2031 242 227
2.50%, 02/01/2031 27 25
2.50%, 03/01/2031 73 68
2.50%, 12/01/2031 84 78
2.50%, 12/01/2031 94 88
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 02/01/2032 $ 110 $ 103
2.50%, 03/01/2032 145 135
2.50%, 11/01/2032 284 264
2.50%, 02/01/2033 76 71
2.50%, 03/01/2033 57 53
2.50%, 03/01/2033 193 179
2.50%, 04/01/2033 89 83
2.50%, 05/01/2033 37 34
2.50%, 06/01/2033 62 57
2.50%, 11/01/2036 57 52
2.50%, 02/01/2043 79 67
2.50%, 03/01/2043 61 52
3.00%, 01/01/2027 21 20
3.00%, 03/01/2027 16 16
3.00%, 05/01/2027 20 19
3.00%, 10/01/2028 76 73
3.00%, 07/01/2029 100 96
3.00%, 08/01/2029 44 43
3.00%, 10/01/2029 27 26
3.00%, 11/01/2029 46 44
3.00%, 07/01/2030 108 103
3.00%, 09/01/2030 146 139
3.00%, 11/01/2030 44 42
3.00%, 11/01/2030 26 25
3.00%, 01/01/2031 51 49
3.00%, 04/01/2031 115 109
3.00%, 02/01/2032 24 23
3.00%, 05/01/2032 41 39
3.00%, 12/01/2032 182 171
3.00%, 12/01/2032 169 159
3.00%, 01/01/2033 245 231
3.00%, 02/01/2033 141 133
3.00%, 03/01/2033 89 84
3.00%, 04/01/2033 66 61
3.00%, 04/01/2033 81 76
3.00%, 06/01/2033 51 47
3.00%, 09/01/2033 71 66
3.00%, 09/01/2033 77 72
3.00%, 12/01/2034 19 18
3.00%, 01/01/2035 13 12
3.00%, 02/01/2035 19 17
3.00%, 05/01/2035 156 145
3.00%, 02/01/2036 36 33
3.00%, 09/01/2036 40 37
3.00%, 02/01/2037 48 45
3.00%, 05/01/2037 52 47
3.00%, 06/01/2037 54 49
3.00%, 07/01/2037 82 75
3.00%, 09/01/2037 18 16
3.00%, 01/01/2043 119 105
3.00%, 01/01/2043 123 108
3.00%, 02/01/2043 547 483
3.00%, 03/01/2043 317 278
3.00%, 04/01/2043 111 98
3.00%, 05/01/2043 108 96
3.00%, 06/01/2043 199 176
3.00%, 07/01/2043 210 185
3.00%, 07/01/2043 184 162
3.00%, 07/01/2043 314 277
3.00%, 07/01/2043 348 307
3.00%, 08/01/2043 592 523
3.00%, 08/01/2043 42 37
3.00%, 08/01/2043 60 53
3.00%, 08/01/2043 114 101
3.00%, 09/01/2043 222 196
3.00%, 09/01/2043 262 231
3.00%, 09/01/2043 103 91
3.00%, 10/01/2043 215 190

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2043 $ 93 $ 82
3.00%, 03/01/2045 185 163
3.00%, 04/01/2045 67 59
3.00%, 06/01/2045 241 212
3.00%, 07/01/2045 198 174
3.00%, 07/01/2045 142 124
3.00%, 08/01/2045 276 242
3.00%, 08/01/2045 83 73
3.00%, 08/01/2045 86 75
3.00%, 12/01/2045 381 334
3.00%, 03/01/2046 166 145
3.00%, 03/01/2046 17 15
3.00%, 04/01/2046 226 198
3.00%, 04/01/2046 22 19
3.00%, 05/01/2046 59 52
3.00%, 09/01/2046 271 237
3.00%, 10/01/2046 275 241
3.00%, 11/01/2046 285 249
3.00%, 11/01/2046 476 416
3.00%, 11/01/2046 308 269
3.00%, 11/01/2046 47 41
3.00%, 12/01/2046 347 304
3.00%, 12/01/2046 388 339
3.00%, 01/01/2047 531 464
3.00%, 03/01/2047 530 463
3.00%, 03/01/2048 193 168
3.50%, 10/01/2025 10 10
3.50%, 11/01/2025 11 10
3.50%, 12/01/2026 12 12
3.50%, 01/01/2029 41 40
3.50%, 01/01/2032 34 32
3.50%, 02/01/2032 20 20
3.50%, 03/01/2032 25 23
3.50%, 04/01/2032 26 24
3.50%, 08/01/2032 20 19
3.50%, 09/01/2033 68 65
3.50%, 01/01/2034 23 22
3.50%, 01/01/2035 51 49
3.50%, 02/01/2035 42 39
3.50%, 07/01/2035 73 69
3.50%, 09/01/2035 99 94
3.50%, 04/01/2037 29 27
3.50%, 06/01/2037 56 52
3.50%, 05/01/2041 20 20
3.50%, 02/01/2042 103 95
3.50%, 04/01/2042 36 32
3.50%, 06/01/2042 86 78
3.50%, 07/01/2042 126 116
3.50%, 07/01/2042 93 86
3.50%, 08/01/2042 56 51
3.50%, 08/01/2042 124 113
3.50%, 02/01/2044 166 151
3.50%, 06/01/2044 162 147
3.50%, 09/01/2044 92 84
3.50%, 02/01/2045 104 95
3.50%, 03/01/2045 150 136
3.50%, 06/01/2045 172 156
3.50%, 07/01/2045 283 256
3.50%, 09/01/2045 146 132
3.50%, 10/01/2045 167 151
3.50%, 11/01/2045 274 249
3.50%, 12/01/2045 223 202
3.50%, 12/01/2045 27 24
3.50%, 12/01/2045 193 175
3.50%, 01/01/2046 17 16
3.50%, 01/01/2046 77 70
3.50%, 03/01/2046 700 635
3.50%, 03/01/2046 137 124
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2046 $ 167 $ 152
3.50%, 05/01/2046 180 164
3.50%, 06/01/2046 213 193
3.50%, 08/01/2046 149 136
3.50%, 04/01/2047 222 201
3.50%, 11/01/2047 252 228
3.50%, 11/01/2047 161 146
3.50%, 05/01/2048 29 26
3.50%, 06/01/2048 318 288
3.50%, 06/01/2048 105 95
3.50%, 09/01/2048 108 97
4.00%, 06/01/2025 4 4
4.00%, 07/01/2025 5 5
4.00%, 12/01/2030 10 10
4.00%, 08/01/2031 10 10
4.00%, 10/01/2031 16 16
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 8 8
4.00%, 11/01/2033 23 23
4.00%, 01/01/2034 43 41
4.00%, 07/01/2035 16 15
4.00%, 03/01/2037 70 67
4.00%, 05/01/2038 25 24
4.00%, 02/01/2041 60 56
4.00%, 06/01/2042 47 44
4.00%, 06/01/2042 37 35
4.00%, 08/01/2043 318 299
4.00%, 01/01/2044 55 51
4.00%, 02/01/2044 113 107
4.00%, 03/01/2044 45 43
4.00%, 04/01/2044 120 113
4.00%, 05/01/2044 32 30
4.00%, 07/01/2044 68 64
4.00%, 07/01/2044 74 69
4.00%, 10/01/2044 85 80
4.00%, 11/01/2044 193 181
4.00%, 12/01/2044 188 176
4.00%, 01/01/2045 52 48
4.00%, 02/01/2045 56 52
4.00%, 04/01/2045 59 55
4.00%, 05/01/2045 43 40
4.00%, 06/01/2045 74 69
4.00%, 07/01/2045 27 25
4.00%, 08/01/2045 27 25
4.00%, 08/01/2045 33 30
4.00%, 08/01/2045 260 244
4.00%, 09/01/2045 277 260
4.00%, 09/01/2045 82 77
4.00%, 10/01/2045 286 269
4.00%, 11/01/2045 187 175
4.00%, 12/01/2045 86 81
4.00%, 03/01/2047 216 204
4.00%, 08/01/2047 232 217
4.00%, 10/01/2047 167 155
4.00%, 12/01/2047 269 251
4.00%, 07/01/2048 146 136
4.00%, 08/01/2048 87 81
4.00%, 09/01/2048 247 231
4.50%, 02/01/2030 3 3
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 3 3
4.50%, 06/01/2031 23 23
4.50%, 06/01/2039 45 44
4.50%, 10/01/2039 33 32
4.50%, 10/01/2040 35 34
4.50%, 03/01/2041 113 109
4.50%, 03/01/2041 99 97
4.50%, 11/01/2041 112 109

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 09/01/2043 $ 48 $ 47
4.50%, 11/01/2043 28 27
4.50%, 11/01/2043 56 54
4.50%, 01/01/2044 47 46
4.50%, 01/01/2044 57 55
4.50%, 05/01/2044 70 67
4.50%, 07/01/2044 33 32
4.50%, 10/01/2045 85 82
4.50%, 02/01/2046 110 107
4.50%, 03/01/2047 31 30
4.50%, 04/01/2047 28 27
4.50%, 06/01/2047 64 62
4.50%, 09/01/2047 68 66
4.50%, 05/01/2048 54 52
4.50%, 07/01/2048 105 101
4.50%, 11/01/2048 53 51
4.50%, 01/01/2049 220 211
4.50%, 05/01/2049 548 526
5.00%, 01/01/2025 3 3
5.00%, 12/01/2027 9 9
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 39 39
5.00%, 06/01/2035 45 44
5.00%, 01/01/2038 76 75
5.00%, 11/01/2038 61 61
5.00%, 12/01/2038 70 69
5.00%, 09/01/2039 111 110
5.00%, 01/01/2040 71 70
5.00%, 05/01/2040 29 29
5.00%, 04/01/2041 41 40
5.00%, 06/01/2041 41 40
5.00%, 11/01/2041 55 55
5.00%, 11/01/2041 37 36
5.50%, 01/01/2028 14 14
5.50%, 04/01/2036 41 41
5.50%, 12/01/2036 41 42
5.50%, 12/01/2036 42 43
5.50%, 03/01/2039 65 66
5.50%, 04/01/2039 40 41
5.50%, 02/01/2040 58 58
5.50%, 06/01/2041 88 89
6.00%, 02/01/2027 2 2
$ 27,158
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .10%
1.50%, 12/01/2035 812 699
1.50%, 03/01/2036 4,009 3,447
1.50%, 05/01/2036 6,377 5,483
1.50%, 11/01/2036 3,026 2,602
1.50%, 11/01/2050 2,015 1,517
1.50%, 01/01/2051 7,476 5,593
1.50%, 06/01/2051 6,855 5,149
2.00%, 09/01/2028 34 32
2.00%, 05/01/2030 72 67
2.00%, 04/01/2032 59 53
2.00%, 02/01/2036 3,330 2,948
2.00%, 02/01/2036 5,479 4,844
2.00%, 04/01/2036 5,912 5,264
2.00%, 05/01/2036 3,055 2,701
2.00%, 06/01/2036 2,845 2,515
2.00%, 06/01/2036 906 801
2.00%, 11/01/2041 5,919 4,953
2.00%, 05/01/2042 3,161 2,641
2.00%, 04/01/2051 7,737 6,138
2.00%, 04/01/2051 27,287 21,731
2.00%, 04/01/2051 7,565 6,031
2.00%, 04/01/2051 12,411 9,847
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2051 $ 15,953 $ 12,657
2.00%, 09/01/2051 8,916 7,017
2.00%, 10/01/2051 2,434 1,938
2.00%, 11/01/2051 5,790 4,544
2.00%, 11/01/2051 6,652 5,296
2.00%, 12/01/2051 8,547 6,779
2.00%, 12/01/2051 10,910 8,652
2.00%, 01/01/2052 7,943 6,295
2.00%, 02/01/2052 6,637 5,208
2.50%, 01/01/2028 32 31
2.50%, 07/01/2028 43 41
2.50%, 08/01/2028 17 16
2.50%, 08/01/2028 42 40
2.50%, 09/01/2028 50 47
2.50%, 07/01/2029 89 83
2.50%, 07/01/2029 14 13
2.50%, 07/01/2029 35 33
2.50%, 09/01/2029 57 54
2.50%, 12/01/2029 49 46
2.50%, 01/01/2030 53 50
2.50%, 04/01/2030 73 68
2.50%, 05/01/2030 142 134
2.50%, 06/01/2030 82 76
2.50%, 08/01/2030 178 167
2.50%, 08/01/2030 29 27
2.50%, 01/01/2031 76 72
2.50%, 01/01/2031 51 48
2.50%, 02/01/2031 114 107
2.50%, 02/01/2031 68 64
2.50%, 05/01/2031 39 36
2.50%, 06/01/2031 76 71
2.50%, 11/01/2031 782 730
2.50%, 12/01/2031 125 117
2.50%, 01/01/2032 152 141
2.50%, 01/01/2032 274 256
2.50%, 02/01/2032 206 191
2.50%, 03/01/2032 80 74
2.50%, 03/01/2032 41 38
2.50%, 11/01/2032 14 13
2.50%, 12/01/2032 39 37
2.50%, 01/01/2033 49 45
2.50%, 02/01/2033 187 174
2.50%, 04/01/2033 369 342
2.50%, 07/01/2033 34 32
2.50%, 10/01/2034 404 369
2.50%, 02/01/2035 1,151 1,051
2.50%, 10/01/2036 15 14
2.50%, 10/01/2036 32 29
2.50%, 12/01/2036 72 65
2.50%, 07/01/2040 1,447 1,260
2.50%, 04/01/2042 2,106 1,831
2.50%, 01/01/2043 230 195
2.50%, 08/01/2043 84 71
2.50%, 10/01/2043 142 120
2.50%, 12/01/2046 55 46
2.50%, 08/01/2050 2,030 1,688
2.50%, 09/01/2050 4,520 3,743
2.50%, 10/01/2050 3,143 2,590
2.50%, 02/01/2051 6,090 5,103
2.50%, 02/01/2051 6,747 5,609
2.50%, 07/01/2051 1,885 1,547
2.50%, 07/01/2051 2,878 2,363
2.50%, 08/01/2051 3,327 2,731
2.50%, 09/01/2051 7,888 6,488
2.50%, 09/01/2051 2,899 2,380
2.50%, 09/01/2051 3,252 2,700
2.50%, 11/01/2051 6,506 5,415

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 11/01/2051 $ 5,488 $ 4,572
2.50%, 01/01/2052 4,007 3,329
2.50%, 02/01/2052 2,902 2,379
2.50%, 02/01/2052 5,931 4,920
2.50%, 02/01/2052 4,521 3,697
2.50%, 02/01/2052 3,569 2,958
2.50%, 03/01/2052 5,561 4,594
2.50%, 04/01/2052 6,063 5,018
2.50%, 04/01/2052 847 700
2.50%, 05/01/2052 3,190 2,640
2.50%, 05/01/2052 2,565 2,126
3.00%, 11/01/2026 18 17
3.00%, 02/01/2027 33 33
3.00%, 04/01/2027 154 150
3.00%, 08/01/2027 26 25
3.00%, 10/01/2028 119 114
3.00%, 11/01/2028 38 37
3.00%, 02/01/2029 30 29
3.00%, 03/01/2029 44 42
3.00%, 03/01/2029 52 49
3.00%, 04/01/2029 47 45
3.00%, 05/01/2029 49 47
3.00%, 06/01/2029 37 35
3.00%, 08/01/2029 20 19
3.00%, 10/01/2029 39 37
3.00%, 10/01/2029 25 23
3.00%, 10/01/2029 24 23
3.00%, 11/01/2029 40 38
3.00%, 01/01/2030 130 124
3.00%, 01/01/2030 52 50
3.00%, 01/01/2030 144 138
3.00%, 03/01/2030 88 84
3.00%, 06/01/2030 64 61
3.00%, 06/01/2030 76 72
3.00%, 09/01/2030 30 28
3.00%, 09/01/2030 97 93
3.00%, 10/01/2030 83 79
3.00%, 02/01/2031 34 33
3.00%, 04/01/2032 389 368
3.00%, 05/01/2032 53 50
3.00%, 08/01/2032 82 77
3.00%, 01/01/2033 14 13
3.00%, 02/01/2033 222 209
3.00%, 02/01/2033 799 750
3.00%, 08/01/2033 258 240
3.00%, 05/01/2034 57 53
3.00%, 05/01/2034 41 38
3.00%, 08/01/2034 172 160
3.00%, 10/01/2034 19 18
3.00%, 11/01/2034 53 49
3.00%, 12/01/2034 664 618
3.00%, 02/01/2035 57 53
3.00%, 02/01/2035 55 51
3.00%, 03/01/2035 25 23
3.00%, 04/01/2035 25 23
3.00%, 06/01/2035 69 64
3.00%, 07/01/2035 24 22
3.00%, 11/01/2035 36 33
3.00%, 07/01/2036 52 48
3.00%, 12/01/2036 123 114
3.00%, 12/01/2036 182 168
3.00%, 12/01/2036 84 77
3.00%, 02/01/2037 12 11
3.00%, 02/01/2037 75 69
3.00%, 04/01/2037 59 54
3.00%, 04/01/2037 36 33
3.00%, 07/01/2037 22 20
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2037 $ 34 $ 31
3.00%, 09/01/2037 94 85
3.00%, 06/01/2040 1,146 1,021
3.00%, 04/01/2042 66 58
3.00%, 09/01/2042 32 29
3.00%, 12/01/2042 80 71
3.00%, 02/01/2043 175 155
3.00%, 02/01/2043 226 199
3.00%, 02/01/2043 345 304
3.00%, 04/01/2043 367 323
3.00%, 04/01/2043 137 120
3.00%, 04/01/2043 175 154
3.00%, 04/01/2043 136 120
3.00%, 04/01/2043 221 195
3.00%, 04/01/2043 190 167
3.00%, 04/01/2043 92 81
3.00%, 04/01/2043 101 89
3.00%, 04/01/2043 128 113
3.00%, 05/01/2043 162 142
3.00%, 05/01/2043 141 125
3.00%, 05/01/2043 90 79
3.00%, 05/01/2043 17 15
3.00%, 06/01/2043 302 267
3.00%, 06/01/2043 179 158
3.00%, 06/01/2043 132 116
3.00%, 06/01/2043 331 291
3.00%, 06/01/2043 121 107
3.00%, 07/01/2043 229 202
3.00%, 07/01/2043 47 41
3.00%, 07/01/2043 98 87
3.00%, 08/01/2043 192 169
3.00%, 08/01/2043 308 271
3.00%, 08/01/2043 62 55
3.00%, 08/01/2043 18 17
3.00%, 08/01/2043 119 105
3.00%, 09/01/2043 138 122
3.00%, 09/01/2043 265 234
3.00%, 10/01/2043 319 282
3.00%, 10/01/2043 31 27
3.00%, 11/01/2043 61 54
3.00%, 11/01/2043 109 96
3.00%, 11/01/2043 37 33
3.00%, 01/01/2044 54 47
3.00%, 01/01/2045 162 142
3.00%, 05/01/2045 221 194
3.00%, 09/01/2045 25 22
3.00%, 10/01/2045 139 122
3.00%, 11/01/2045 72 63
3.00%, 11/01/2045 32 28
3.00%, 12/01/2045 197 172
3.00%, 01/01/2046 125 109
3.00%, 02/01/2046 217 190
3.00%, 02/01/2046 190 167
3.00%, 04/01/2046 41 36
3.00%, 05/01/2046 37 32
3.00%, 05/01/2046 131 114
3.00%, 05/01/2046 81 71
3.00%, 06/01/2046 78 68
3.00%, 08/01/2046 132 115
3.00%, 08/01/2046 142 124
3.00%, 09/01/2046 94 82
3.00%, 09/01/2046 69 60
3.00%, 10/01/2046 473 413
3.00%, 10/01/2046 60 53
3.00%, 11/01/2046 338 295
3.00%, 11/01/2046 36 31
3.00%, 11/01/2046 46 40

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 305 $ 267
3.00%, 11/01/2046 236 206
3.00%, 11/01/2046 207 180
3.00%, 12/01/2046 652 569
3.00%, 12/01/2046 367 321
3.00%, 01/01/2047 362 317
3.00%, 02/01/2047 73 64
3.00%, 02/01/2047 273 238
3.00%, 05/01/2047 152 132
3.00%, 10/01/2048 18 16
3.00%, 10/01/2049 4,399 3,799
3.00%, 11/01/2049 1,009 871
3.00%, 11/01/2049 1,400 1,210
3.00%, 12/01/2049 3,590 3,102
3.00%, 03/01/2050 3,204 2,765
3.00%, 03/01/2050 2,976 2,569
3.00%, 07/01/2050 1,124 966
3.00%, 07/01/2050 5,912 5,101
3.00%, 10/01/2050 1,971 1,699
3.00%, 03/01/2052 2,712 2,347
3.00%, 03/01/2052 5,598 4,798
3.00%, 04/01/2052 1,842 1,599
3.50%, 10/01/2025 15 15
3.50%, 11/01/2025 9 9
3.50%, 11/01/2025 23 22
3.50%, 01/01/2026 15 14
3.50%, 03/01/2026 26 25
3.50%, 12/01/2026 28 27
3.50%, 02/01/2027 18 17
3.50%, 11/01/2028 43 41
3.50%, 12/01/2028 26 25
3.50%, 03/01/2029 44 43
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 5 5
3.50%, 02/01/2032 20 19
3.50%, 04/01/2032 21 20
3.50%, 05/01/2032 45 43
3.50%, 06/01/2032 96 91
3.50%, 07/01/2032 31 30
3.50%, 09/01/2032 45 43
3.50%, 12/01/2032 953 914
3.50%, 09/01/2033 25 24
3.50%, 09/01/2033 32 31
3.50%, 10/01/2033 53 51
3.50%, 10/01/2033 129 124
3.50%, 11/01/2033 57 54
3.50%, 01/01/2034 35 33
3.50%, 06/01/2034 61 58
3.50%, 08/01/2034 15 14
3.50%, 11/01/2034 38 36
3.50%, 02/01/2035 578 552
3.50%, 12/01/2035 76 71
3.50%, 07/01/2036 83 78
3.50%, 02/01/2037 59 56
3.50%, 03/01/2037 70 67
3.50%, 05/01/2037 13 12
3.50%, 07/01/2037 26 25
3.50%, 10/01/2037 30 29
3.50%, 01/01/2038 84 79
3.50%, 01/01/2041 308 283
3.50%, 03/01/2041 420 387
3.50%, 10/01/2041 36 33
3.50%, 12/01/2041 129 119
3.50%, 12/01/2041 133 122
3.50%, 01/01/2042 46 43
3.50%, 03/01/2042 120 110
3.50%, 03/01/2042 42 38
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2042 $ 29 $ 26
3.50%, 05/01/2042 37 34
3.50%, 05/01/2042 219 201
3.50%, 07/01/2042 30 28
3.50%, 07/01/2042 52 48
3.50%, 10/01/2042 250 228
3.50%, 04/01/2043 90 82
3.50%, 05/01/2043 74 68
3.50%, 05/01/2043 216 197
3.50%, 05/01/2043 252 229
3.50%, 06/01/2043 212 192
3.50%, 07/01/2043 93 85
3.50%, 07/01/2043 242 220
3.50%, 08/01/2043 166 151
3.50%, 08/01/2043 53 48
3.50%, 09/01/2043 61 55
3.50%, 12/01/2043 54 49
3.50%, 01/01/2044 706 643
3.50%, 02/01/2044 54 49
3.50%, 07/01/2044 342 311
3.50%, 10/01/2044 136 123
3.50%, 10/01/2044 46 42
3.50%, 11/01/2044 140 127
3.50%, 12/01/2044 28 26
3.50%, 12/01/2044 105 96
3.50%, 12/01/2044 151 137
3.50%, 01/01/2045 166 150
3.50%, 04/01/2045 148 134
3.50%, 05/01/2045 55 50
3.50%, 07/01/2045 160 145
3.50%, 07/01/2045 28 25
3.50%, 08/01/2045 159 144
3.50%, 08/01/2045 140 127
3.50%, 09/01/2045 72 66
3.50%, 09/01/2045 170 154
3.50%, 09/01/2045 228 207
3.50%, 11/01/2045 69 62
3.50%, 11/01/2045 124 112
3.50%, 12/01/2045 130 118
3.50%, 12/01/2045 233 211
3.50%, 12/01/2045 163 147
3.50%, 01/01/2046 201 182
3.50%, 01/01/2046 247 224
3.50%, 02/01/2046 101 92
3.50%, 02/01/2046 41 37
3.50%, 03/01/2046 167 151
3.50%, 03/01/2046 141 127
3.50%, 05/01/2046 174 158
3.50%, 06/01/2046 50 45
3.50%, 07/01/2046 145 132
3.50%, 09/01/2046 140 127
3.50%, 11/01/2046 306 278
3.50%, 12/01/2046 167 151
3.50%, 01/01/2047 376 342
3.50%, 02/01/2047 276 249
3.50%, 09/01/2047 80 73
3.50%, 11/01/2047 323 292
3.50%, 01/01/2048 314 284
3.50%, 02/01/2048 251 226
3.50%, 02/01/2048 30 27
3.50%, 03/01/2048 198 178
3.50%, 04/01/2048 128 115
3.50%, 10/01/2048 26 23
3.50%, 10/01/2048 25 23
3.50%, 04/01/2049 167 152
3.50%, 06/01/2049 425 382
3.50%, 06/01/2049 484 433

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2049 $ 403 $ 362
3.50%, 07/01/2049 830 744
3.50%, 07/01/2049 638 572
3.50%, 08/01/2049 556 499
3.50%, 09/01/2049 611 548
3.50%, 11/01/2049 977 876
3.50%, 11/01/2049 1,091 979
3.50%, 11/01/2049 3,084 2,792
3.50%, 12/01/2049 1,283 1,160
3.50%, 05/01/2050 941 843
3.50%, 09/01/2050 1,418 1,294
3.50%, 04/01/2052 2,528 2,262
3.50%, 05/01/2052 4,208 3,766
3.50%, 06/01/2052 1,741 1,551
3.50%, 08/01/2052 3,589 3,209
4.00%, 07/01/2025 9 9
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 3 3
4.00%, 12/01/2030 31 30
4.00%, 02/01/2031 10 10
4.00%, 03/01/2031 99 97
4.00%, 07/01/2031 7 7
4.00%, 10/01/2031 29 28
4.00%, 11/01/2031 7 7
4.00%, 12/01/2031 6 5
4.00%, 01/01/2032 8 8
4.00%, 09/01/2033 68 66
4.00%, 01/01/2036 65 63
4.00%, 02/01/2036 47 45
4.00%, 06/01/2036 40 38
4.00%, 01/01/2037 52 49
4.00%, 02/01/2037 116 112
4.00%, 07/01/2038 77 73
4.00%, 02/01/2039 22 21
4.00%, 10/01/2039 32 31
4.00%, 01/01/2041 129 122
4.00%, 02/01/2041 32 30
4.00%, 02/01/2041 86 81
4.00%, 09/01/2041 43 41
4.00%, 02/01/2043 45 43
4.00%, 12/01/2043 44 42
4.00%, 01/01/2044 141 132
4.00%, 06/01/2044 54 51
4.00%, 06/01/2044 114 107
4.00%, 07/01/2044 73 68
4.00%, 07/01/2044 79 74
4.00%, 09/01/2044 47 44
4.00%, 10/01/2044 125 117
4.00%, 10/01/2044 75 70
4.00%, 11/01/2044 90 85
4.00%, 12/01/2044 19 18
4.00%, 12/01/2044 109 102
4.00%, 01/01/2045 26 24
4.00%, 02/01/2045 77 73
4.00%, 02/01/2045 107 100
4.00%, 02/01/2045 52 48
4.00%, 07/01/2045 92 86
4.00%, 07/01/2045 64 60
4.00%, 09/01/2045 101 94
4.00%, 10/01/2045 96 90
4.00%, 10/01/2045 22 21
4.00%, 11/01/2045 157 147
4.00%, 11/01/2045 44 41
4.00%, 12/01/2045 39 37
4.00%, 12/01/2045 42 39
4.00%, 01/01/2046 155 145
4.00%, 02/01/2046 132 123
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2046 $ 32 $ 30
4.00%, 03/01/2046 49 46
4.00%, 03/01/2046 33 31
4.00%, 04/01/2046 68 64
4.00%, 04/01/2047 211 198
4.00%, 06/01/2047 154 144
4.00%, 08/01/2047 236 220
4.00%, 08/01/2047 118 110
4.00%, 08/01/2047 33 31
4.00%, 08/01/2047 183 171
4.00%, 09/01/2047 214 199
4.00%, 11/01/2047 410 382
4.00%, 01/01/2048 333 311
4.00%, 02/01/2048 150 140
4.00%, 03/01/2048 2,993 2,798
4.00%, 03/01/2048 72 67
4.00%, 05/01/2048 432 405
4.00%, 06/01/2048 122 114
4.00%, 06/01/2048 311 288
4.00%, 07/01/2048 90 83
4.00%, 08/01/2048 38 36
4.00%, 08/01/2048 38 35
4.00%, 09/01/2048 177 164
4.00%, 09/01/2048 111 103
4.00%, 01/01/2049 955 885
4.00%, 01/01/2049 1,707 1,590
4.00%, 03/01/2049 133 124
4.00%, 04/01/2049 238 220
4.00%, 04/01/2049 174 161
4.00%, 08/01/2049 529 490
4.00%, 10/01/2049 296 274
4.00%, 10/01/2049 398 369
4.00%, 11/01/2049 376 348
4.00%, 04/01/2050 1,654 1,532
4.00%, 06/01/2052 2,080 1,938
4.00%, 08/01/2052 6,556 6,040
4.00%, 09/01/2052 4,697 4,343
4.50%, 02/01/2030 3 3
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 20 20
4.50%, 09/01/2030 17 17
4.50%, 01/01/2031 4 4
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 3 3
4.50%, 07/01/2031 15 15
4.50%, 08/01/2031 8 8
4.50%, 02/01/2035 32 31
4.50%, 08/01/2040 104 101
4.50%, 08/01/2040 29 28
4.50%, 06/01/2041 47 46
4.50%, 09/01/2041 82 79
4.50%, 09/01/2043 37 35
4.50%, 10/01/2043 72 69
4.50%, 01/01/2044 137 133
4.50%, 01/01/2044 179 172
4.50%, 02/01/2044 101 97
4.50%, 03/01/2044 50 48
4.50%, 03/01/2044 55 53
4.50%, 05/01/2044 39 38
4.50%, 05/01/2044 49 47
4.50%, 05/01/2044 141 136
4.50%, 06/01/2044 92 89
4.50%, 08/01/2044 66 63
4.50%, 12/01/2044 216 209
4.50%, 04/01/2046 62 59
4.50%, 08/01/2046 50 48
4.50%, 02/01/2047 23 22

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2047 $ 82 $ 79
4.50%, 03/01/2047 63 61
4.50%, 10/01/2047 53 51
4.50%, 11/01/2047 115 110
4.50%, 02/01/2048 82 79
4.50%, 04/01/2048 235 226
4.50%, 05/01/2048 138 132
4.50%, 07/01/2048 1,626 1,554
4.50%, 08/01/2048 43 41
4.50%, 08/01/2048 38 36
4.50%, 10/01/2048 279 267
4.50%, 10/01/2048 179 172
4.50%, 12/01/2048 913 882
4.50%, 03/01/2049 1,871 1,790
4.50%, 04/01/2049 154 147
4.50%, 05/01/2049 1,233 1,178
4.50%, 07/01/2049 285 272
4.50%, 07/01/2049 455 434
4.50%, 09/01/2049 268 256
4.50%, 09/01/2049 1,922 1,835
4.50%, 06/01/2052 440 419
4.50%, 09/01/2052 2,190 2,097
4.50%, 10/01/2052 1,783 1,696
4.50%, 10/01/2052 2,206 2,099
4.50%, 05/01/2053 2,413 2,289
5.00%, 04/01/2029 2 2
5.00%, 09/01/2029 30 29
5.00%, 03/01/2030 4 5
5.00%, 08/01/2030 5 5
5.00%, 07/01/2035 59 58
5.00%, 04/01/2037 86 85
5.00%, 07/01/2039 50 50
5.00%, 07/01/2039 46 45
5.00%, 03/01/2044 45 44
5.00%, 03/01/2044 75 74
5.00%, 05/01/2044 41 40
5.00%, 11/01/2044 85 83
5.00%, 04/01/2048 65 63
5.00%, 09/01/2048 436 427
5.00%, 05/01/2049 35 35
5.00%, 06/01/2049 320 315
5.00%, 07/01/2049 183 180
5.00%, 08/01/2049 198 194
5.00%, 07/01/2052 3,189 3,111
5.00%, 08/01/2052 2,073 2,026
5.00%, 11/01/2052 4,073 3,945
5.00%, 05/01/2053 5,293 5,170
5.00%, 06/01/2053 2,798 2,729
5.00%, 10/01/2053 2,488 2,430
5.50%, 02/01/2026 5 5
5.50%, 03/01/2027 8 8
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 3 3
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 4 4
5.50%, 11/01/2035 91 92
5.50%, 12/01/2036 41 41
5.50%, 03/01/2037 48 48
5.50%, 08/01/2037 38 39
5.50%, 08/01/2037 54 54
5.50%, 08/01/2037 41 41
5.50%, 05/01/2038 74 74
5.50%, 06/01/2038 31 31
5.50%, 03/01/2053 3,335 3,315
5.50%, 07/01/2053 2,647 2,663
5.50%, 08/01/2053 5,903 5,845
5.50%, 11/01/2053 5,325 5,294
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 04/01/2054 $ 3,820 $ 3,796
5.50%, 07/01/2054
(k)
3,500 3,452
6.00%, 05/01/2041 72 73
6.00%, 01/01/2053 4,223 4,324
6.00%, 05/01/2053 1,384 1,404
6.00%, 07/01/2054
(k)
15,350 15,393
6.50%, 01/01/2038 33 34
6.50%, 02/01/2054 3,797 3,891
6.50%, 07/01/2054
(k)
8,775 8,931
$ 451,327
Government National Mortgage Association (GNMA) - 6 .21%
2.00%, 08/20/2050 5,887 4,764
2.00%, 01/20/2051 6,718 5,442
2.00%, 02/20/2051 13,311 10,777
2.00%, 05/20/2051 4,629 3,747
2.50%, 03/20/2028 19 19
2.50%, 07/20/2028 22 21
2.50%, 03/20/2031 33 31
2.50%, 05/20/2032 41 38
2.50%, 07/20/2043 77 66
2.50%, 06/20/2045 45 38
2.50%, 12/20/2046 90 77
2.50%, 01/20/2047 136 116
2.50%, 06/20/2050 11,474 9,671
2.50%, 05/20/2051 7,731 6,498
2.50%, 07/20/2051 1,877 1,578
2.50%, 09/20/2051 10,392 8,737
3.00%, 07/20/2030 49 47
3.00%, 01/20/2031 33 32
3.00%, 07/20/2032 39 37
3.00%, 01/20/2033 19 17
3.00%, 09/20/2042 475 422
3.00%, 10/15/2042 30 27
3.00%, 12/20/2042 134 119
3.00%, 01/20/2043 187 166
3.00%, 03/20/2043 93 84
3.00%, 03/20/2043 249 221
3.00%, 04/20/2043 322 286
3.00%, 06/15/2043 117 105
3.00%, 06/20/2043 70 62
3.00%, 07/15/2043 25 23
3.00%, 08/15/2043 58 52
3.00%, 08/15/2043 51 46
3.00%, 08/20/2043 33 29
3.00%, 09/20/2043 128 114
3.00%, 10/20/2043 68 61
3.00%, 11/20/2043 50 45
3.00%, 03/20/2044 106 94
3.00%, 08/20/2044 370 329
3.00%, 11/15/2044 175 153
3.00%, 11/20/2044 122 108
3.00%, 12/20/2044 122 109
3.00%, 02/15/2045 129 113
3.00%, 05/20/2045 106 94
3.00%, 07/15/2045 45 39
3.00%, 07/20/2045 838 744
3.00%, 08/15/2045 131 115
3.00%, 08/20/2045 268 238
3.00%, 10/20/2045 233 207
3.00%, 11/20/2045 137 122
3.00%, 12/20/2045 191 170
3.00%, 01/20/2046 47 42
3.00%, 02/20/2046 64 56
3.00%, 03/20/2046 297 263
3.00%, 04/20/2046 193 171
3.00%, 05/20/2046 176 156
3.00%, 06/20/2046 267 236

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 799 $ 706
3.00%, 08/20/2046 549 486
3.00%, 09/20/2046 320 283
3.00%, 10/20/2046 212 187
3.00%, 11/20/2046 325 287
3.00%, 11/20/2046 156 135
3.00%, 12/20/2046 399 353
3.00%, 01/20/2047 264 233
3.00%, 07/20/2047 12 11
3.00%, 10/20/2047 270 238
3.00%, 11/20/2047 128 113
3.00%, 12/20/2047 424 374
3.00%, 01/20/2048 183 161
3.00%, 02/20/2048 192 169
3.00%, 03/20/2048 175 154
3.00%, 11/20/2049 5,445 4,770
3.00%, 09/20/2051 7,648 6,669
3.50%, 09/20/2028 28 27
3.50%, 04/20/2042 308 283
3.50%, 05/20/2042 326 299
3.50%, 06/20/2042 92 84
3.50%, 07/20/2042 363 333
3.50%, 10/20/2042 221 202
3.50%, 01/15/2043 71 65
3.50%, 01/20/2043 119 109
3.50%, 02/20/2043 362 332
3.50%, 03/20/2043 340 312
3.50%, 03/20/2043 159 144
3.50%, 04/15/2043 46 42
3.50%, 04/20/2043 231 209
3.50%, 04/20/2043 329 301
3.50%, 07/20/2043 394 362
3.50%, 08/15/2043 31 29
3.50%, 08/20/2043 299 275
3.50%, 09/20/2043 200 184
3.50%, 07/20/2044 211 192
3.50%, 08/20/2044 224 205
3.50%, 09/20/2044 84 76
3.50%, 10/20/2044 90 82
3.50%, 11/20/2044 95 87
3.50%, 12/20/2044 106 97
3.50%, 02/20/2045 104 95
3.50%, 05/20/2045 136 124
3.50%, 06/20/2045 28 26
3.50%, 07/20/2045 203 185
3.50%, 08/20/2045 95 87
3.50%, 09/20/2045 50 46
3.50%, 10/20/2045 375 342
3.50%, 11/20/2045 310 283
3.50%, 12/20/2045 196 179
3.50%, 01/20/2046 487 444
3.50%, 02/20/2046 26 24
3.50%, 03/20/2046 2,475 2,256
3.50%, 04/20/2046 193 176
3.50%, 05/20/2046 258 235
3.50%, 06/20/2046 1,127 1,027
3.50%, 07/15/2046 27 25
3.50%, 07/20/2046 135 123
3.50%, 08/20/2046 604 550
3.50%, 09/20/2046 249 227
3.50%, 10/20/2046 300 273
3.50%, 11/20/2046 227 207
3.50%, 12/20/2046 254 231
3.50%, 01/20/2047 254 231
3.50%, 02/20/2047 149 136
3.50%, 03/20/2047 198 180
3.50%, 04/20/2047 475 432
3.50%, 05/20/2047 142 129
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 06/20/2047 $ 216 $ 196
3.50%, 07/20/2047 3,080 2,804
3.50%, 08/20/2047 627 570
3.50%, 09/20/2047 45 41
3.50%, 10/20/2047 153 139
3.50%, 11/20/2047 201 182
3.50%, 12/20/2047 227 206
3.50%, 01/20/2048 319 290
3.50%, 02/20/2048 50 45
3.50%, 07/20/2048 98 89
4.00%, 08/15/2040 27 25
4.00%, 12/20/2040 15 15
4.00%, 08/15/2041 26 24
4.00%, 11/15/2041 40 38
4.00%, 03/15/2042 25 24
4.00%, 03/20/2042 64 61
4.00%, 04/20/2042 56 53
4.00%, 05/15/2042 86 80
4.00%, 10/20/2043 30 28
4.00%, 11/20/2043 70 66
4.00%, 02/20/2044 167 159
4.00%, 03/15/2044 55 51
4.00%, 05/20/2044 108 102
4.00%, 06/20/2044 81 76
4.00%, 07/20/2044 328 311
4.00%, 08/20/2044 234 222
4.00%, 09/20/2044 214 203
4.00%, 10/20/2044 277 263
4.00%, 11/20/2044 123 117
4.00%, 12/20/2044 228 216
4.00%, 01/20/2045 190 180
4.00%, 04/20/2045 119 113
4.00%, 05/15/2045 66 62
4.00%, 07/20/2045 44 41
4.00%, 08/20/2045 114 108
4.00%, 09/20/2045 161 152
4.00%, 10/20/2045 86 82
4.00%, 11/20/2045 32 30
4.00%, 12/15/2045 31 29
4.00%, 12/20/2045 81 76
4.00%, 01/20/2046 50 47
4.00%, 02/20/2046 73 68
4.00%, 04/20/2046 119 112
4.00%, 05/20/2046 59 55
4.00%, 07/20/2046 124 117
4.00%, 01/20/2047 239 224
4.00%, 02/20/2047 184 173
4.00%, 03/20/2047 168 158
4.00%, 05/20/2047 225 209
4.00%, 06/20/2047 225 210
4.00%, 07/20/2047 538 505
4.00%, 08/20/2047 27 25
4.00%, 09/20/2047 1,713 1,607
4.00%, 10/20/2047 125 117
4.00%, 11/20/2047 1,026 962
4.00%, 04/20/2052 4,556 4,210
4.50%, 02/15/2039 62 60
4.50%, 05/15/2039 45 43
4.50%, 11/15/2039 158 157
4.50%, 04/15/2040 113 110
4.50%, 01/20/2041 16 15
4.50%, 02/20/2041 17 17
4.50%, 03/20/2041 13 12
4.50%, 07/15/2041 40 38
4.50%, 05/20/2043 52 50
4.50%, 06/20/2043 59 57
4.50%, 10/20/2043 48 47
4.50%, 11/20/2043 155 150

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 03/20/2044 $ 222 $ 215
4.50%, 04/20/2044 10 9
4.50%, 05/20/2044 161 157
4.50%, 07/20/2044 85 82
4.50%, 12/20/2044 35 34
4.50%, 02/20/2045 90 87
4.50%, 03/20/2045 39 37
4.50%, 04/20/2045 48 47
4.50%, 06/20/2046 46 44
4.50%, 12/20/2046 139 135
4.50%, 02/20/2047 82 79
4.50%, 04/20/2047 53 51
4.50%, 06/15/2047 43 42
4.50%, 08/20/2047 113 109
4.50%, 10/20/2047 53 51
4.50%, 02/20/2048 835 806
4.50%, 05/20/2048 602 580
4.50%, 08/20/2048 152 147
4.50%, 10/20/2048 91 88
4.50%, 11/20/2048 140 135
4.50%, 12/20/2048 40 39
4.50%, 02/20/2049 2,589 2,493
4.50%, 09/20/2052 3,104 2,955
5.00%, 07/15/2035 35 35
5.00%, 04/15/2041 93 92
5.00%, 08/20/2041 37 37
5.00%, 04/20/2042 29 29
5.00%, 12/20/2042 81 81
5.00%, 07/20/2043 49 49
5.00%, 02/20/2044 51 51
5.00%, 03/20/2044 31 31
5.00%, 12/20/2045 48 48
5.00%, 03/20/2048 35 35
5.00%, 06/20/2048 664 655
5.00%, 10/20/2048 46 45
5.00%, 01/20/2053 6,331 6,171
5.00%, 04/20/2053 3,997 3,893
5.50%, 01/15/2040 39 40
5.50%, 06/20/2040 22 22
5.50%, 01/20/2041 90 92
5.50%, 10/20/2042 28 29
5.50%, 09/20/2043 38 39
5.50%, 07/20/2054
(k)
11,250 11,161
6.00%, 04/15/2035 4 4
6.00%, 07/20/2054
(k)
7,525 7,556
6.50%, 07/20/2054
(k)
5,975 6,060
$ 146,908
U.S. Treasury - 42 .66%
0.25%, 07/31/2025 10,330 9,810
0.25%, 08/31/2025 9,680 9,159
0.25%, 09/30/2025 895 844
0.25%, 10/31/2025 4,740 4,455
0.38%, 11/30/2025 4,675 4,386
0.38%, 12/31/2025 11,445 10,703
0.38%, 01/31/2026 13,020 12,135
0.38%, 07/31/2027 8,175 7,211
0.38%, 09/30/2027 4,520 3,963
0.50%, 02/28/2026 9,780 9,107
0.50%, 04/30/2027 2,100 1,877
0.50%, 05/31/2027 3,290 2,932
0.50%, 06/30/2027 4,645 4,127
0.50%, 08/31/2027 5,260 4,644
0.50%, 10/31/2027 16,180 14,202
0.63%, 07/31/2026 4,210 3,873
0.63%, 03/31/2027 5,975 5,375
0.63%, 11/30/2027 4,645 4,084
0.63%, 12/31/2027 8,210 7,195
0.63%, 05/15/2030 17,085 13,810
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.63%, 08/15/2030 $ 23,675 $ 18,973
0.75%, 03/31/2026 7,970 7,433
0.75%, 04/30/2026 2,800 2,604
0.75%, 05/31/2026 10,275 9,529
0.75%, 08/31/2026 23,085 21,231
0.75%, 01/31/2028 10,270 9,018
0.88%, 06/30/2026 6,910 6,410
0.88%, 09/30/2026 7,660 7,050
0.88%, 11/15/2030 12,855 10,398
1.00%, 07/31/2028 5,825 5,088
1.13%, 10/31/2026 3,635 3,355
1.13%, 02/28/2027 2,670 2,441
1.13%, 02/29/2028 9,595 8,524
1.13%, 08/31/2028 4,875 4,271
1.13%, 02/15/2031 10,685 8,738
1.13%, 05/15/2040 3,795 2,335
1.13%, 08/15/2040 5,380 3,276
1.25%, 11/30/2026 3,775 3,486
1.25%, 12/31/2026 3,175 2,927
1.25%, 03/31/2028 7,125 6,345
1.25%, 04/30/2028 7,750 6,886
1.25%, 05/31/2028 9,960 8,830
1.25%, 06/30/2028 4,550 4,025
1.25%, 09/30/2028 8,870 7,795
1.25%, 08/15/2031 11,020 8,943
1.25%, 05/15/2050 4,300 2,131
1.38%, 08/31/2026 3,400 3,170
1.38%, 10/31/2028 5,855 5,163
1.38%, 12/31/2028 7,840 6,885
1.38%, 11/15/2031 13,595 11,059
1.38%, 11/15/2040 12,120 7,647
1.38%, 08/15/2050 7,075 3,621
1.50%, 08/15/2026 3,015 2,821
1.50%, 01/31/2027 5,200 4,812
1.50%, 11/30/2028 6,695 5,925
1.50%, 02/15/2030 10,820 9,287
1.63%, 02/15/2026 3,315 3,149
1.63%, 05/15/2026 6,570 6,203
1.63%, 09/30/2026 1,265 1,184
1.63%, 11/30/2026 2,215 2,064
1.63%, 08/15/2029 4,600 4,031
1.63%, 05/15/2031 10,330 8,670
1.63%, 11/15/2050 7,235 3,961
1.75%, 12/31/2026 8,315 7,760
1.75%, 01/31/2029 8,425 7,512
1.75%, 11/15/2029 1,615 1,418
1.75%, 08/15/2041 4,630 3,059
1.88%, 07/31/2026 4,170 3,938
1.88%, 02/28/2027 12,880 12,016
1.88%, 02/28/2029 9,990 8,946
1.88%, 02/15/2032 16,385 13,754
1.88%, 02/15/2041 7,345 5,026
1.88%, 02/15/2051 7,680 4,485
1.88%, 11/15/2051 9,200 5,340
2.00%, 08/15/2025 4,850 4,690
2.00%, 11/15/2026 9,295 8,747
2.00%, 11/15/2041 5,650 3,882
2.00%, 02/15/2050 5,410 3,286
2.00%, 08/15/2051 8,155 4,899
2.13%, 05/31/2026 2,520 2,400
2.25%, 11/15/2025 16,895 16,291
2.25%, 03/31/2026 5,000 4,787
2.25%, 02/15/2027 8,160 7,693
2.25%, 11/15/2027 8,485 7,893
2.25%, 05/15/2041 6,290 4,551
2.25%, 08/15/2046 3,195 2,130
2.25%, 08/15/2049 4,425 2,860
2.25%, 02/15/2052 6,580 4,192

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2027 $ 6,155 $ 5,797
2.38%, 03/31/2029 9,010 8,242
2.38%, 05/15/2029 4,695 4,287
2.38%, 02/15/2042 1,865 1,358
2.38%, 11/15/2049 4,220 2,802
2.38%, 05/15/2051 6,250 4,116
2.50%, 02/28/2026 5,190 4,997
2.50%, 03/31/2027 4,305 4,080
2.50%, 02/15/2046 2,925 2,061
2.50%, 05/15/2046 2,520 1,771
2.63%, 12/31/2025 5,000 4,837
2.63%, 01/31/2026 3,380 3,264
2.63%, 05/31/2027 3,330 3,158
2.63%, 02/15/2029 8,305 7,699
2.63%, 07/31/2029 2,325 2,142
2.75%, 08/31/2025 5,225 5,090
2.75%, 04/30/2027 3,660 3,487
2.75%, 02/15/2028 5,775 5,445
2.75%, 05/31/2029 7,280 6,763
2.75%, 08/15/2032 10,490 9,335
2.75%, 08/15/2042 1,591 1,224
2.75%, 11/15/2042 2,610 2,000
2.75%, 08/15/2047 3,060 2,229
2.75%, 11/15/2047 3,405 2,476
2.88%, 07/31/2025 2,000 1,954
2.88%, 11/30/2025 3,435 3,339
2.88%, 05/15/2028 4,500 4,251
2.88%, 08/15/2028 6,030 5,681
2.88%, 04/30/2029 7,835 7,327
2.88%, 05/15/2032 14,115 12,717
2.88%, 05/15/2043 2,333 1,812
2.88%, 08/15/2045 2,145 1,629
2.88%, 11/15/2046 1,465 1,100
2.88%, 05/15/2049 4,115 3,040
2.88%, 05/15/2052 5,525 4,049
3.00%, 07/15/2025 100 98
3.00%, 09/30/2025 2,775 2,707
3.00%, 10/31/2025 4,600 4,484
3.00%, 05/15/2042 1,200 963
3.00%, 11/15/2044 1,975 1,542
3.00%, 05/15/2045 1,845 1,434
3.00%, 11/15/2045 1,320 1,022
3.00%, 02/15/2047 3,115 2,387
3.00%, 05/15/2047 2,050 1,568
3.00%, 02/15/2048 2,990 2,275
3.00%, 08/15/2048 3,620 2,747
3.00%, 02/15/2049 4,115 3,117
3.00%, 08/15/2052 3,500 2,633
3.13%, 08/15/2025 100 98
3.13%, 08/31/2027 6,040 5,795
3.13%, 11/15/2028 8,255 7,839
3.13%, 08/31/2029 3,885 3,664
3.13%, 11/15/2041 1,700 1,401
3.13%, 02/15/2042 805 661
3.13%, 02/15/2043 2,660 2,154
3.13%, 08/15/2044 3,045 2,433
3.13%, 05/15/2048 100 78
3.25%, 06/30/2029 2,055 1,952
3.25%, 05/15/2042 3,650 3,035
3.38%, 05/15/2033 7,870 7,294
3.38%, 08/15/2042 3,540 2,990
3.38%, 05/15/2044 3,425 2,853
3.38%, 11/15/2048 3,980 3,232
3.50%, 09/15/2025 6,225 6,113
3.50%, 01/31/2028 100 97
3.50%, 04/30/2028 5,785 5,596
3.50%, 01/31/2030 2,375 2,274
3.50%, 02/15/2033 6,095 5,713
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.50%, 02/15/2039 $ 1,445 $ 1,300
3.63%, 05/31/2028 4,475 4,348
3.63%, 03/31/2030 6,035 5,811
3.63%, 08/15/2043 1,880 1,634
3.63%, 02/15/2044 1,755 1,520
3.63%, 02/15/2053 10,575 8,996
3.63%, 05/15/2053 3,440 2,927
3.75%, 06/30/2030 3,040 2,943
3.75%, 08/15/2041 940 849
3.75%, 11/15/2043 1,935 1,710
3.88%, 01/15/2026 5,055 4,979
3.88%, 09/30/2029 470 459
3.88%, 11/30/2029 4,885 4,771
3.88%, 08/15/2033 8,305 7,990
3.88%, 08/15/2040 1,569 1,455
3.88%, 02/15/2043 4,275 3,864
3.88%, 05/15/2043 3,595 3,244
4.00%, 06/30/2028 9,855 9,705
4.00%, 10/31/2029 7,165 7,044
4.00%, 02/15/2034 9,260 8,988
4.00%, 11/15/2042 2,365 2,179
4.00%, 11/15/2052 4,335 3,949
4.13%, 09/30/2027 460 455
4.13%, 10/31/2027 4,930 4,875
4.13%, 11/15/2032 8,220 8,082
4.13%, 08/15/2053 3,395 3,161
4.25%, 06/30/2029
(h)
7,725 7,693
4.25%, 02/28/2031 4,605 4,578
4.25%, 05/15/2039 715 699
4.25%, 11/15/2040 3,840 3,720
4.25%, 02/15/2054 3,105 2,957
4.38%, 05/15/2034 1,195 1,195
4.38%, 02/15/2038 890 888
4.38%, 11/15/2039 920 910
4.38%, 05/15/2040 1,489 1,469
4.38%, 05/15/2041 1,010 990
4.38%, 08/15/2043 3,605 3,480
4.50%, 03/31/2026 3,235 3,218
4.50%, 11/15/2033 7,750 7,821
4.50%, 02/15/2036 1,340 1,365
4.50%, 05/15/2038 710 717
4.50%, 08/15/2039 1,465 1,470
4.63%, 02/28/2026 12,455 12,410
4.63%, 03/15/2026 2,950 2,940
4.63%, 02/15/2040 1,765 1,793
4.63%, 05/15/2054 735 745
4.75%, 07/31/2025 8,430 8,400
4.75%, 02/15/2037 660 685
4.75%, 02/15/2041 3,110 3,194
4.75%, 11/15/2053 4,065 4,202
5.00%, 08/31/2025 8,545 8,538
5.00%, 10/31/2025 1,745 1,745
5.00%, 05/15/2037 1,130 1,200
5.25%, 02/15/2029 3,000 3,117
5.38%, 02/15/2031 3,616 3,846
6.00%, 02/15/2026 2,000 2,039
6.13%, 11/15/2027 2,225 2,341
6.13%, 08/15/2029 900 973
6.25%, 05/15/2030 1,500 1,645
6.38%, 08/15/2027 1,830 1,930
6.88%, 08/15/2025 1,000 1,023
$ 1,008,123
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,633,516
Total Investments $ 2,414,480
Other Assets and Liabilities -  (2.17)% (51,265)
TOTAL NET ASSETS - 100.00% $ 2,363,215

Schedule of Investments
Bond Market Index Account
June 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,895 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,479 or 0.15% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,090 or 0.34% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 55,756 $ 337,754 $ 322,574 $ 70,936
$ 55,756 $ 337,754 $ 322,574 $ 70,936
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,203 $ — $ — $ —
$ 1,203 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .65 % Shares Held Value (000's)
Money Market Funds - 3 .65%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
1,917,829 $ 1,918
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
5,607,643 5,608
$ 7,526
TOTAL INVESTMENT COMPANIES $ 7,526
BONDS - 69 .44%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .96%
BAE Systems PLC
5.00%, 03/26/2027
(d)
$ 200 $ 199
Boeing Co/The
2.20%, 02/04/2026 1,235 1,161
3.10%, 05/01/2026
(e)
190 180
3.75%, 02/01/2050 200 131
4.88%, 05/01/2025 175 173
6.26%, 05/01/2027
(d)
220 222
Bombardier Inc
7.25%, 07/01/2031
(d)
15 15
7.50%, 02/01/2029
(d),(e)
140 145
8.75%, 11/15/2030
(d)
80 86
L3Harris Technologies Inc
5.05%, 06/01/2029 140 139
5.40%, 01/15/2027 225 226
Lockheed Martin Corp
5.70%, 11/15/2054 185 190
RTX Corp
4.13%, 11/16/2028 600 578
6.10%, 03/15/2034 95 100
TransDigm Inc
4.88%, 05/01/2029 30 28
6.38%, 03/01/2029
(d)
325 327
6.63%, 03/01/2032
(d)
10 10
Triumph Group Inc
9.00%, 03/15/2028
(d)
125 131
$ 4,041
Agriculture - 0 .45%
BAT Capital Corp
4.54%, 08/15/2047 120 92
5.83%, 02/20/2031 110 112
6.00%, 02/20/2034 85 86
7.08%, 08/02/2053 100 106
BAT International Finance PLC
5.93%, 02/02/2029 150 154
Philip Morris International Inc
4.88%, 02/13/2029 230 227
Reynolds American Inc
5.70%, 08/15/2035 165 161
$ 938
Airlines - 0 .28%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 4 4
American Airlines Inc
8.50%, 05/15/2029
(d)
135 140
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
128 126
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
25 24
Southwest Airlines Co
5.25%, 05/04/2025 255 254
United Airlines Inc
4.38%, 04/15/2026
(d)
20 19
$ 577
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 6 .45%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 $ 470 $ 471
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 275 275
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 403 404
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 265 265
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 575 575
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 202 202
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
590 589
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
555 555
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 299 299
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 230 230
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 18 18
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 385 385
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 545 544
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 91 91
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 161 161
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 271
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 152 152
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 420 420
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 467 467
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 570
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 52 52
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 1,210 1,209
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,044
6.18%, 02/16/2027 366 366
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 521 522
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 245 245
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 460 460
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(d)
580 580
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
500 500
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 52 52
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 472 472
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 44 44

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 $ 820 $ 817
$ 13,307
Automobile Manufacturers - 1 .12%
Cummins Inc
5.45%, 02/20/2054 81 79
Ford Motor Credit Co LLC
5.80%, 03/08/2029 200 199
6.13%, 03/08/2034 200 198
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(d)
200 202
General Motors Financial Co Inc
1.20%, 10/15/2024 170 168
1.25%, 01/08/2026 375 351
5.95%, 04/04/2034 80 80
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 289
5.30%, 06/24/2029
(d),(e)
125 124
5.40%, 01/08/2031
(d)
125 124
5.40%, 06/24/2031
(d)
105 104
5.45%, 06/24/2026
(d)
315 315
6.50%, 01/16/2029
(d)
80 84
$ 2,317
Automobile Parts & Equipment - 0 .28%
Dana Inc
5.38%, 11/15/2027 305 298
Phinia Inc
6.75%, 04/15/2029
(d)
240 244
Tenneco Inc
8.00%, 11/17/2028
(d)
40 36
$ 578
Banks - 10 .95%
AIB Group PLC
5.87%, 03/28/2035
(d),(f)
400 397
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
1.66%, 03/11/2027
(f)
350 328
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
525 487
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(f)
695 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(f)
680 475
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 338
4.20%, 08/26/2024 220 219
4.83%, 07/22/2026
(f)
250 248
Secured Overnight Financing Rate + 1.75%
5.47%, 01/23/2035
(f)
50 50
Secured Overnight Financing Rate + 1.65%
Bank of Montreal
5.72%, 09/25/2028 200 204
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(f)
275 268
Secured Overnight Financing Rate + 1.61%
6.32%, 10/25/2029
(f)
165 173
Secured Overnight Financing Rate + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(f)
$ 200 $ 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(f)
600 585
Secured Overnight Financing Rate + 2.71%
6.50%, 09/13/2027
(f)
200 203
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(d),(f)
400 387
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(f)
495 485
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(f)
415 370
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(f)
380 380
Secured Overnight Financing Rate + 1.55%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(d)
200 200
Danske Bank A/S
5.43%, 03/01/2028
(d),(f)
325 325
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 375 374
5.71%, 02/08/2028
(f)
415 414
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(f)
360 308
Secured Overnight Financing Rate + 1.41%
3.85%, 01/26/2027 160 155
5.70%, 11/01/2024 75 75
5.80%, 08/10/2026
(f)
175 175
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.55%, 03/04/2030
(f)
230 230
Secured Overnight Financing Rate + 1.46%
5.60%, 05/17/2028
(f)
270 271
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(f)
310 311
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(f)
190 187
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
2.08%, 04/22/2026
(f)
335 325
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(g)
125 123
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(f)
705 685
Secured Overnight Financing Rate + 2.08%
5.01%, 01/23/2030
(f)
100 99
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
100 99
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(f)
360 358
Secured Overnight Financing Rate + 1.62%
5.77%, 04/22/2035
(f)
141 145
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
225 229
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
225 233
Secured Overnight Financing Rate + 1.57%

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.87%, 07/09/2025
(f)
$ 850 $ 850
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(f)
285 285
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(f)
2,211 2,068
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(f)
225 178
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 1,150 1,125
5.00%, 11/24/2025 230 228
5.17%, 01/16/2030
(f)
100 100
Secured Overnight Financing Rate + 1.45%
5.47%, 01/18/2035
(f)
280 279
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(f)
65 67
Secured Overnight Financing Rate + 1.58%
PNC Financial Services Group Inc/The
5.49%, 05/14/2030
(f)
350 352
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(f)
635 638
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(f)
205 223
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
4.95%, 02/01/2029
(e)
130 129
Standard Chartered PLC
2.82%, 01/30/2026
(d),(f)
535 526
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(f)
80 77
Secured Overnight Financing Rate + 1.57%
5.68%, 11/21/2029
(f)
85 87
Secured Overnight Financing Rate + 1.48%
Truist Financial Corp
5.44%, 01/24/2030
(f)
140 140
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
80 80
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(f)
180 180
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(f)
100 106
Secured Overnight Financing Rate + 2.45%
UBS AG/Stamford CT
2.95%, 04/09/2025 665 652
UBS Group AG
2.19%, 06/05/2026
(d),(f)
250 242
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(f)
235 230
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(d),(f)
400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(d),(f)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
4.61%, 04/25/2053
(f)
220 188
Secured Overnight Financing Rate + 2.13%
5.20%, 01/23/2030
(f)
250 249
Secured Overnight Financing Rate + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(f)
$ 525 $ 485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 543
$ 22,597
Beverages - 0 .24%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 173
4.60%, 04/15/2048 104 92
5.45%, 01/23/2039 225 228
$ 493
Biotechnology - 0 .34%
Amgen Inc
5.15%, 03/02/2028 175 175
5.60%, 03/02/2043 235 232
CSL Finance PLC
4.75%, 04/27/2052
(d)
345 304
$ 711
Building Materials - 0 .85%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
380 400
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
105 93
Cemex SAB de CV
9.13%, 03/14/2028
(d),(f),(g)
200 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
CRH America Finance Inc
5.40%, 05/21/2034 200 198
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
35 35
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
728 711
Trane Technologies Financing Ltd
5.10%, 06/13/2034 105 105
$ 1,756
Chemicals - 0 .78%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 221
6.50%, 05/15/2026
(d)
150 145
Ecolab Inc
2.70%, 12/15/2051 400 246
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 102
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
210 188
OCP SA
6.75%, 05/02/2034
(d)
200 205
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 250
Westlake Corp
2.88%, 08/15/2041 358 243
$ 1,600
Commercial Mortgage Backed Securities - 4 .68%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 205
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 122
BX Commercial Mortgage Trust 2023-VLT3
7.27%, 11/15/2028
(d)
425 422
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.09%, 12/09/2040
(d)
750 751
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2024-BIO
6.97%, 02/15/2041
(d)
$ 1,000 $ 996
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
CAMB Commercial Mortgage Trust 2019-LIFE
6.70%, 12/15/2037
(d)
900 901
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 887
ELM Trust 2024-ELM
5.80%, 06/10/2039
(d),(h)
850 851
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(d),(h),(i)
959 —
GS Mortgage Securities Trust 2014-GC26
1.03%, 11/10/2047
(h),(i)
2,959 1
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 359
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 281
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 445
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.51%, 11/15/2047
(h)
500 405
ORL Trust 2023-GLKS
7.68%, 10/19/2036
(d)
600 601
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.33%, 01/15/2039
(d)
600 592
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
861 853
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.15%, 12/15/2047 990 979
$ 9,651
Commercial Services - 0 .66%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 108
Garda World Security Corp
6.00%, 06/01/2029
(d)
340 310
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
62 61
United Rentals North America Inc
3.88%, 02/15/2031 45 40
4.88%, 01/15/2028 99 96
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
435 425
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
185 175
6.13%, 06/15/2025
(d)
72 72
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 83
$ 1,370
Computers - 0 .22%
Apple Inc
4.65%, 02/23/2046 300 277
NCR Voyix Corp
5.13%, 04/15/2029
(d)
40 38
5.25%, 10/01/2030
(d)
35 32
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Seagate HDD Cayman
8.50%, 07/15/2031 $ 5 $ 5
9.63%, 12/01/2032 94 107
$ 459
Consumer Products - 0 .26%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d),(j)
60 60
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
385 394
7.00%, 12/31/2027
(d)
85 88
$ 542
Credit Card Asset Backed Securities - 3 .95%
American Express Credit Account Master Trust
0.90%, 11/15/2026 215 211
3.39%, 05/15/2027 675 663
3.75%, 08/15/2027 400 393
BA Credit Card Trust
3.53%, 11/15/2027 700 688
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 900 883
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 875 860
2.80%, 03/15/2027 630 618
3.49%, 05/15/2027 1,026 1,009
Discover Card Execution Note Trust
1.96%, 02/15/2027 2,375 2,321
3.56%, 07/15/2027 510 500
$ 8,146
Diversified Financial Services - 2 .76%
AerCap Holdings NV
5.88%, 10/10/2079
(f)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 560 522
3.00%, 10/29/2028 470 427
3.40%, 10/29/2033 345 289
Air Lease Corp
1.88%, 08/15/2026 465 431
2.88%, 01/15/2026 220 211
5.30%, 06/25/2026 310 309
Ally Financial Inc
5.80%, 05/01/2025 210 210
American Express Co
5.10%, 02/16/2028
(f)
230 229
Secured Overnight Financing Rate + 1.00%
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 599
Credit Acceptance Corp
6.63%, 03/15/2026
(e)
121 121
9.25%, 12/15/2028
(d)
195 206
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
115 112
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(h),(k)
345 332
ILFC E-Capital Trust II
7.41%, 12/21/2065
(d)
250 207
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(d)
25 27
8.38%, 05/01/2028
(d)
70 74
Nuveen LLC
5.55%, 01/15/2030
(d)
225 226
5.85%, 04/15/2034
(d)
100 100

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
3.50%, 01/15/2027 $ 360 $ 337
4.00%, 09/15/2030 25 22
6.63%, 01/15/2028 7 7
7.50%, 05/15/2031 70 71
SLM Corp
3.13%, 11/02/2026 510 475
$ 5,693
Electric - 4 .02%
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
535 536
5.95%, 03/30/2029
(d)
95 97
Ameren Illinois Co
3.85%, 09/01/2032 46 42
Avangrid Inc
3.20%, 04/15/2025 490 480
CenterPoint Energy Inc
5.25%, 08/10/2026 350 349
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 61
3.75%, 01/15/2032
(d)
70 59
4.75%, 03/15/2028
(d)
310 296
CMS Energy Corp
3.00%, 05/15/2026 75 72
Commonwealth Edison Co
4.00%, 03/01/2049 180 139
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 50 51
Dominion Energy Inc
3.07%, 08/15/2024
(h)
200 199
DTE Electric Co
3.95%, 03/01/2049 60 47
DTE Energy Co
4.22%, 11/01/2024
(h)
250 249
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 53
3.75%, 06/01/2045 150 113
Duke Energy Florida LLC
6.20%, 11/15/2053 85 90
Edison International
4.70%, 08/15/2025 138 136
Eversource Energy
5.45%, 03/01/2028 200 201
FirstEnergy Corp
2.25%, 09/01/2030 358 300
Florida Power & Light Co
4.05%, 10/01/2044 75 62
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
180 176
ITC Holdings Corp
4.95%, 09/22/2027
(d)
135 134
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 96
MidAmerican Energy Co
3.15%, 04/15/2050 150 100
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 205
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 75 75
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 350 325
5.75%, 09/01/2025 165 165
6.05%, 03/01/2025 45 45
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(d)
75 77
Northern States Power Co/WI
5.65%, 06/15/2054 180 180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.63%, 02/15/2031
(d)
$ 115 $ 99
3.88%, 02/15/2032
(d)
10 9
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 45
5.55%, 06/15/2054
(d)
90 88
Oryx Funding Ltd
5.80%, 02/03/2031 200 197
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 145
5.55%, 05/15/2029 195 195
6.75%, 01/15/2053 80 83
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 185
Public Service Co of Colorado
4.50%, 06/01/2052 43 35
Southern California Edison Co
3.65%, 02/01/2050 280 199
4.20%, 03/01/2029 125 120
4.88%, 03/01/2049 150 130
5.45%, 06/01/2031 265 267
5.65%, 10/01/2028 150 153
Southern Co/The
5.50%, 03/15/2029 175 177
5.70%, 03/15/2034 525 534
Southwestern Public Service Co
6.00%, 06/01/2054 75 75
Vistra Corp
7.00%, 12/15/2026
(d),(f),(g)
45 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 107
WEC Energy Group Inc
4.75%, 01/09/2026 100 99
5.00%, 09/27/2025 100 99
$ 8,296
Electrical Components & Equipment - 0 .10%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
196 199
Electronics - 0 .08%
EquipmentShare.com Inc
8.63%, 05/15/2032
(d)
40 41
9.00%, 05/15/2028
(d)
115 119
$ 160
Engineering & Construction - 0 .36%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d),(j)
200 202
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(d)
94 95
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 250
IHS Holding Ltd
5.63%, 11/29/2026
(d),(e)
200 189
$ 736
Entertainment - 0 .98%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d)
585 537
6.50%, 02/15/2032
(d)
105 106
CCM Merger Inc
6.38%, 05/01/2026
(d)
465 460
Churchill Downs Inc
5.75%, 04/01/2030
(d)
165 160
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
130 124

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Warnermedia Holdings Inc
3.76%, 03/15/2027 $ 350 $ 332
4.28%, 03/15/2032 130 114
5.05%, 03/15/2042 160 130
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
60 62
$ 2,025
Environmental Control - 0 .30%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
385 359
Waste Connections Inc
2.20%, 01/15/2032 175 142
4.20%, 01/15/2033 130 121
$ 622
Food - 1 .17%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 81
4.63%, 01/15/2027
(d)
235 227
B&G Foods Inc
5.25%, 09/15/2027
(e)
65 60
8.00%, 09/15/2028
(d),(e)
135 137
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
330 340
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
25 26
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 393
5.13%, 02/01/2028 565 558
7.25%, 11/15/2053
(d)
90 98
Mars Inc
4.75%, 04/20/2033
(d)
275 267
Pilgrim's Pride Corp
3.50%, 03/01/2032 35 30
4.25%, 04/15/2031 105 96
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 99
$ 2,412
Gas - 0 .21%
NiSource Inc
0.95%, 08/15/2025 400 380
5.25%, 03/30/2028 55 55
$ 435
Healthcare - Products - 0 .07%
Boston Scientific Corp
4.55%, 03/01/2039 128 119
Medline Borrower LP
3.88%, 04/01/2029
(d)
35 32
$ 151
Healthcare - Services - 0 .89%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 86
Centene Corp
2.63%, 08/01/2031 400 328
4.25%, 12/15/2027 165 158
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(d)
215 200
HCA Inc
3.13%, 03/15/2027 350 331
3.50%, 07/15/2051 195 130
5.45%, 04/01/2031 90 90
6.00%, 04/01/2054 117 116
Tenet Healthcare Corp
6.13%, 06/15/2030 95 94
6.75%, 05/15/2031 30 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
4.75%, 05/15/2052
(e)
$ 235 $ 208
5.38%, 04/15/2054 60 58
$ 1,829
Home Builders - 0 .31%
Adams Homes Inc
9.25%, 10/15/2028
(d)
85 87
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 34
5.00%, 03/01/2028
(d)
550 527
$ 648
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
2.35%, 03/25/2035 93 48
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1 .52%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 100
American International Group Inc
5.13%, 03/27/2033 140 138
Aon North America Inc
5.15%, 03/01/2029 400 399
5.75%, 03/01/2054 150 147
Arch Capital Finance LLC
4.01%, 12/15/2026 125 121
Arch Capital Group Ltd
3.64%, 06/30/2050 275 198
Arthur J Gallagher & Co
2.40%, 11/09/2031 325 265
5.50%, 03/02/2033 45 45
6.50%, 02/15/2034 215 227
Athene Holding Ltd
6.25%, 04/01/2054 175 175
Chubb INA Holdings LLC
3.35%, 05/03/2026 164 159
Corebridge Financial Inc
5.75%, 01/15/2034 275 277
F&G Global Funding
5.88%, 06/10/2027
(d)
220 219
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 125 135
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 375
MetLife Inc
5.00%, 07/15/2052 110 100
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
85 68
$ 3,148
Internet - 0 .26%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 165
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(d)
70 69
Meta Platforms Inc
4.45%, 08/15/2052 160 138
Netflix Inc
4.88%, 04/15/2028 45 45
5.88%, 11/15/2028 120 124
$ 541
Investment Companies - 0 .31%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 213
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 104

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 120 $ 103
5.25%, 05/15/2027 235 220
$ 640
Iron & Steel - 0 .07%
Nucor Corp
3.85%, 04/01/2052 70 54
Steel Dynamics Inc
5.38%, 08/15/2034
(j)
100 98
$ 152
Leisure Products & Services - 0 .55%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
190 206
Life Time Inc
5.75%, 01/15/2026
(d)
380 378
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 39
NCL Finance Ltd
6.13%, 03/15/2028
(d),(e)
295 291
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
220 217
$ 1,131
Lodging - 0 .12%
Sands China Ltd
4.30%, 01/08/2026 200 193
Station Casinos LLC
6.63%, 03/15/2032
(d)
60 60
$ 253
Machinery - Diversified - 0 .65%
Ingersoll Rand Inc
5.18%, 06/15/2029 260 260
5.20%, 06/15/2027 650 651
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
285 294
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 147
$ 1,352
Media - 0 .74%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
125 106
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 185 136
6.10%, 06/01/2029 195 196
Comcast Corp
5.50%, 11/15/2032 400 409
5.65%, 06/01/2054 55 55
Directv Financing LLC
8.88%, 02/01/2030
(d)
10 10
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 12
DISH Network Corp
11.75%, 11/15/2027
(d)
216 212
Paramount Global
4.20%, 05/19/2032 115 94
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(d)
300 290
$ 1,530
Mining - 0 .52%
Glencore Funding LLC
5.37%, 04/04/2029
(d)
500 498
6.13%, 10/06/2028
(d)
200 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
$ 70 $ 68
6.13%, 04/01/2029
(d)
30 30
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 54
New Gold Inc
7.50%, 07/15/2027
(d)
45 45
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
170 174
$ 1,074
Miscellaneous Manufacturers - 0 .05%
Parker-Hannifin Corp
4.25%, 09/15/2027 115 112
Mortgage Backed Securities - 4 .68%
Fannie Mae REMICS
0.55%, 10/25/2040
(i)
2,444 235
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.55%, 12/25/2049
(i)
2,248 242
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.60%, 08/25/2049
(i)
2,147 217
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.65%, 02/25/2043
(i)
114 12
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.65%, 08/25/2043
(i)
390 38
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.65%, 09/25/2046
(i)
112 8
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.70%, 12/25/2042
(i)
1,482 145
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.70%, 01/25/2048
(i)
554 61
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.75%, 03/25/2048
(i)
719 75
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.75%, 06/25/2048
(i)
790 92
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(i)
34 1
3.00%, 09/25/2050
(i)
838 137
3.50%, 11/25/2027
(i)
23 1
Freddie Mac REMICS
0.60%, 10/15/2046
(i)
957 105
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.70%, 06/25/2050
(i)
800 91
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(i)
21 1
3.00%, 10/15/2027
(i)
18 1
5.90%, 05/15/2049 821 807
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.05%, 05/20/2042
(i)
460 40
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
0.61%, 12/16/2043
(i)
841 71
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.65%, 11/20/2041
(i)
$ 135 $ 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.65%, 06/20/2046
(i)
282 30
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.65%, 11/20/2046
(i)
729 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.69%, 12/20/2043
(i)
141 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.75%, 10/20/2045
(i)
331 35
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(i)
808 88
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(i)
237 28
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.80%, 06/20/2045
(i)
417 46
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.85%, 08/20/2050
(i)
861 104
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 09/20/2050
(i)
903 108
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 11/20/2050
(i)
594 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 08/20/2051
(i)
573 67
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.10%, 04/20/2041
(i)
507 57
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
1.20%, 02/20/2042
(i)
81 10
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(i)
978 144
3.00%, 07/20/2050
(i)
222 32
3.00%, 11/20/2050
(i)
504 79
3.00%, 11/20/2050
(i)
808 127
3.00%, 11/20/2050
(i)
1,009 180
3.50%, 10/20/2049
(i)
359 64
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(h)
1,084 1,079
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(h)
1,519 1,518
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(h)
959 954
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(h)
1,080 1,075
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(h)
1,277 1,270
$ 9,651
Oil & Gas - 2 .13%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(d)
485 490
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
290 290
BP Capital Markets America Inc
4.70%, 04/10/2029 150 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Civitas Resources Inc
8.63%, 11/01/2030
(d)
$ 100 $ 107
Comstock Resources Inc
6.75%, 03/01/2029
(d)
100 96
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 85
Diamondback Energy Inc
5.40%, 04/18/2034 45 45
5.75%, 04/18/2054
(e)
165 160
5.90%, 04/18/2064 130 126
Ecopetrol SA
8.88%, 01/13/2033 170 176
Marathon Oil Corp
5.70%, 04/01/2034 20 20
6.60%, 10/01/2037 105 114
MEG Energy Corp
7.13%, 02/01/2027
(d)
34 34
Occidental Petroleum Corp
5.55%, 03/15/2026 330 329
5.88%, 09/01/2025 425 425
6.60%, 03/15/2046 235 245
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
210 215
Petroleos Mexicanos
6.70%, 02/16/2032 87 73
Puma International Financing SA
7.75%, 04/25/2029
(d)
200 201
Southwestern Energy Co
4.75%, 02/01/2032 120 110
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 120 111
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
325 312
Transocean Inc
8.25%, 05/15/2029
(d)
215 216
8.50%, 05/15/2031
(d)
165 165
Vital Energy Inc
7.88%, 04/15/2032
(d)
55 56
9.75%, 10/15/2030 45 49
$ 4,398
Oil & Gas Services - 0 .31%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
405 401
Enerflex Ltd
9.00%, 10/15/2027
(d)
240 243
$ 644
Other Asset Backed Securities - 0 .25%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
429 423
Verizon Master Trust
1.53%, 07/20/2028 85 83
$ 506
Packaging & Containers - 0 .74%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 192
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 69
8.75%, 04/15/2030
(d)
170 166
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 80
Graphic Packaging International LLC
4.13%, 08/15/2024 40 40
LABL Inc
6.75%, 07/15/2026
(d)
225 222
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
135 138

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
$ 425 $ 423
5.78%, 04/03/2054
(d)
200 199
$ 1,529
Pharmaceuticals - 1 .49%
AbbVie Inc
4.05%, 11/21/2039 350 304
4.95%, 03/15/2031 305 304
5.40%, 03/15/2054 105 104
AdaptHealth LLC
5.13%, 03/01/2030
(d),(e)
125 109
6.13%, 08/01/2028
(d)
290 277
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
255 237
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 204
Becton Dickinson & Co
4.69%, 02/13/2028 435 429
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 92
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 104
CVS Health Corp
5.05%, 03/25/2048 130 112
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d)
55 57
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 88
Owens & Minor Inc
4.50%, 03/31/2029
(d),(e)
67 58
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 150 143
Zoetis Inc
3.00%, 09/12/2027 160 150
4.45%, 08/20/2048 345 294
$ 3,066
Pipelines - 3 .07%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 58
5.75%, 03/01/2027
(d)
50 50
Cheniere Energy Inc
5.65%, 04/15/2034
(d)
175 175
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 378
DT Midstream Inc
4.13%, 06/15/2029
(d)
490 453
Energy Transfer LP
3.75%, 05/15/2030 505 465
5.15%, 03/15/2045 500 440
5.25%, 07/01/2029 290 288
5.55%, 02/15/2028 352 355
5.95%, 05/15/2054 70 68
6.05%, 09/01/2054 105 104
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 137
4.20%, 01/31/2050 180 144
EQM Midstream Partners LP
4.75%, 01/15/2031
(d)
50 47
6.00%, 07/01/2025
(d)
27 27
6.38%, 04/01/2029
(d)
50 50
7.50%, 06/01/2027
(d)
275 281
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 325 335
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
185 170
5.63%, 02/15/2026
(d)
370 367
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc
5.00%, 02/01/2029 $ 250 $ 247
5.40%, 02/01/2034
(e)
365 359
MPLX LP
5.50%, 06/01/2034 125 123
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
355 362
NuStar Logistics LP
5.75%, 10/01/2025 125 124
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 174
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
125 107
Venture Global LNG Inc
8.38%, 06/01/2031
(d)
40 41
9.50%, 02/01/2029
(d)
230 252
Williams Cos Inc/The
5.40%, 03/02/2026 165 165
$ 6,346
Private Equity - 0 .26%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
120 113
3.75%, 09/15/2030
(d)
90 79
8.00%, 06/15/2027
(d)
330 343
$ 535
REITs - 1 .14%
American Homes 4 Rent LP
5.50%, 07/15/2034 155 152
American Tower Corp
1.30%, 09/15/2025 185 176
5.50%, 03/15/2028 115 116
Crown Castle Inc
5.80%, 03/01/2034 110 111
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 375 332
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(d)
120 109
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
333 307
7.00%, 07/15/2031
(d),(j)
20 20
Mid-America Apartments LP
2.88%, 09/15/2051 229 142
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
245 230
7.00%, 02/01/2030
(d)
65 66
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 49
4.13%, 08/15/2030
(d)
300 273
XHR LP
4.88%, 06/01/2029
(d)
225 211
6.38%, 08/15/2025
(d)
50 50
$ 2,344
Retail - 0 .76%
Bath & Body Works Inc
5.25%, 02/01/2028 530 515
6.63%, 10/01/2030
(d)
64 64
9.38%, 07/01/2025
(d)
16 16
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
350 319
Patrick Industries Inc
4.75%, 05/01/2029
(d)
115 106
7.50%, 10/15/2027
(d)
205 207

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victra Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(d)
$ 350 $ 348
$ 1,575
Semiconductors - 0 .96%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 27
3.42%, 04/15/2033
(d)
872 752
Marvell Technology Inc
2.95%, 04/15/2031 170 147
5.95%, 09/15/2033 160 165
Micron Technology Inc
5.30%, 01/15/2031 355 354
6.75%, 11/01/2029 115 122
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 299
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 59
3.15%, 05/01/2027 60 57
$ 1,982
Software - 1 .37%
Cloud Software Group Inc
6.50%, 03/31/2029
(d)
10 10
9.00%, 09/30/2029
(d)
170 165
Intuit Inc
5.50%, 09/15/2053 100 100
Microsoft Corp
2.53%, 06/01/2050 250 158
Open Text Corp
3.88%, 12/01/2029
(d)
80 72
Oracle Corp
2.50%, 04/01/2025 255 249
2.80%, 04/01/2027 240 225
3.95%, 03/25/2051 205 151
6.15%, 11/09/2029 115 120
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 334
4.00%, 04/14/2032 145 132
4.95%, 03/28/2028 130 129
5.40%, 06/12/2029 100 101
VMware LLC
1.40%, 08/15/2026 535 493
1.80%, 08/15/2028 440 385
$ 2,824
Sovereign - 0 .30%
Bahrain Government International Bond
7.50%, 02/12/2036
(d)
200 204
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 214
Serbia International Bond
6.00%, 06/12/2034
(d)
200 197
$ 615
Telecommunications - 1 .94%
AT&T Inc
1.65%, 02/01/2028 285 253
2.30%, 06/01/2027 155 143
2.55%, 12/01/2033 574 456
3.50%, 09/15/2053 834 566
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(d)
55 57
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
100 99
T-Mobile USA Inc
2.40%, 03/15/2029 340 301
2.55%, 02/15/2031 60 51
2.63%, 04/15/2026 200 190
3.50%, 04/15/2025 315 310
3.50%, 04/15/2031 760 683
4.85%, 01/15/2029 360 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
6.00%, 06/15/2054 $ 90 $ 93
Verizon Communications Inc
2.55%, 03/21/2031 276 234
2.88%, 11/20/2050 190 120
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 93
$ 4,005
Transportation - 0 .26%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 51
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(l),(m)
121 —
GN Bondco LLC
9.50%, 10/15/2031
(d),(e)
5 5
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(d)
210 210
Norfolk Southern Corp
5.35%, 08/01/2054 130 124
RXO Inc
7.50%, 11/15/2027
(d)
150 154
$ 544
Trucking & Leasing - 0 .10%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 200
Water - 0 .15%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
200 208
Essential Utilities Inc
2.70%, 04/15/2030 115 100
$ 308
TOTAL BONDS $ 143,342
SENIOR FLOATING RATE INTERESTS
- 2 .04%
Principal
Amount (000's) Value (000's)
Airlines - 0 .22%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(n)
$ 84 $ 87
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
8.09%, 02/15/2031
(n)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.05%, 01/31/2031
(n)
335 336
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 463
Automobile Parts & Equipment - 0 .01%
Tenneco Inc
10.43%, 11/17/2028
(n)
20 19
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Building Materials - 0 .03%
MIWD Holdco II LLC
8.84%, 03/21/2031
(n)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0 .08%
Boost Newco Borrower LLC
8.33%, 01/31/2031
(n)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
9.59%, 02/01/2029
(n)
$ 90 $ 90
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 155
Computers - 0 .21%
Virtusa Corp
9.19%, 02/15/2029
(n)
428 428
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0 .12%
Kronos Acquisition Holdings Inc
0.00%, 06/27/2031
(n),(o)
240 238
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .09%
Lions Gate Capital Holdings LLC
7.11%, 03/24/2025
(n)
193 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Environmental Control - 0 .01%
Madison IAQ LLC
8.11%, 06/21/2028
(n)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Food - 0 .04%
Fiesta Purchaser Inc
9.34%, 01/31/2031
(n)
85 86
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0 .14%
Medline Borrower LP
8.09%, 10/23/2028
(n)
288 288
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .05%
Star Parent Inc
0.00%, 09/27/2030
(n),(o)
110 110
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Lodging - 0 .16%
Fertitta Entertainment LLC/NV
9.08%, 01/27/2029
(n)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .26%
CSC Holdings LLC
7.94%, 04/15/2027
(n)
197 163
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.71%, 08/02/2029
(n)
279 277
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gray Television Inc
5.85%, 05/23/2029
(n)
100 95
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 535
Mining - 0 .08%
Arsenal AIC Parent LLC
8.51%, 08/18/2030
(n)
169 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .32%
Endo Finance Holdings Inc
8.81%, 04/09/2031
(n)
$ 205 $ 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Jazz Financing Lux Sarl
8.46%, 05/05/2028
(n)
462 462
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 667
Retail - 0 .22%
Foundation Building Materials Inc
9.33%, 01/24/2031
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
429 428
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 453
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,223
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33 .03%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .87%
3.00%, 11/01/2042 $ 130 $ 115
3.00%, 11/01/2042 23 20
3.00%, 12/01/2046 47 41
3.50%, 10/01/2041 12 11
3.50%, 04/01/2042 44 40
3.50%, 04/01/2042 16 15
3.50%, 10/01/2045 332 301
3.50%, 03/01/2048 49 44
4.00%, 02/01/2045 6 5
4.00%, 02/01/2046 28 27
4.00%, 02/01/2046 97 91
4.00%, 06/01/2046 20 19
4.00%, 04/01/2047 100 94
4.00%, 11/01/2047 145 135
4.50%, 10/01/2041 12 12
4.50%, 12/01/2043 295 285
5.00%, 06/01/2031 25 25
5.00%, 10/01/2035 10 10
5.00%, 06/01/2041 417 412
6.00%, 06/01/2032 9 9
6.00%, 10/01/2032 4 4
6.00%, 01/01/2038 22 23
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 5
7.00%, 06/01/2030 2 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 10 10
7.50%, 03/01/2031 4 4
8.00%, 09/01/2030 22 22
$ 1,788
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .26%
2.00%, 01/01/2051 982 792
2.00%, 02/01/2051 3,399 2,714
2.00%, 03/01/2051 1,238 997
2.00%, 11/01/2051 1,073 854
2.00%, 12/01/2051 473 381
2.00%, 12/01/2051 1,678 1,331
2.00%, 05/01/2052 521 416
2.50%, 11/01/2050 325 270
2.50%, 02/01/2051 1,331 1,115

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 984 $ 816
2.50%, 09/01/2051 159 133
2.50%, 11/01/2051 587 489
2.50%, 12/01/2051 1,149 957
2.50%, 01/01/2052 629 526
2.50%, 04/01/2052 1,418 1,172
3.00%, 03/01/2034 88 81
3.00%, 11/01/2050 375 326
3.00%, 03/01/2052 2,003 1,733
3.00%, 04/01/2052 1,209 1,046
3.00%, 06/01/2052 381 326
3.50%, 04/01/2030 90 87
3.50%, 08/01/2034 101 96
3.50%, 12/01/2040 24 22
3.50%, 12/01/2041 6 6
3.50%, 03/01/2042 13 12
3.50%, 04/01/2042 27 25
3.50%, 11/01/2042 369 339
3.50%, 07/01/2043 390 355
3.50%, 01/01/2044 112 102
3.50%, 11/01/2044 512 464
3.50%, 06/01/2045 40 36
3.50%, 05/01/2046 10 9
3.50%, 10/01/2047 659 599
3.50%, 03/01/2048 404 365
3.50%, 06/01/2051 199 178
4.00%, 03/01/2034 147 142
4.00%, 09/01/2040 30 29
4.00%, 05/01/2041 64 61
4.00%, 10/01/2041 9 8
4.00%, 10/01/2041 21 20
4.00%, 11/01/2041 15 14
4.00%, 04/01/2042 11 10
4.00%, 11/01/2043 37 35
4.00%, 02/01/2044 46 43
4.00%, 09/01/2044 8 7
4.00%, 09/01/2045 39 37
4.00%, 12/01/2045 186 174
4.00%, 01/01/2047 15 14
4.00%, 05/01/2048 27 25
4.00%, 10/01/2048 125 117
4.00%, 01/01/2049 57 53
4.00%, 03/01/2053 1,247 1,149
4.50%, 07/01/2025 2 2
4.50%, 08/01/2040 16 15
4.50%, 11/01/2040 302 293
4.50%, 08/01/2041 10 10
4.50%, 09/01/2041 124 120
4.50%, 12/01/2044 17 16
4.50%, 06/01/2046 10 9
4.50%, 05/01/2047 8 8
4.50%, 05/01/2047 16 15
4.50%, 05/01/2049 68 65
4.50%, 05/01/2053 560 531
5.00%, 10/01/2041 62 61
5.00%, 06/01/2048 129 127
5.00%, 09/01/2052 476 464
5.00%, 04/01/2053 648 633
5.00%, 06/01/2053 821 799
5.00%, 07/01/2054
(p)
775 749
5.50%, 07/01/2033 39 39
5.50%, 08/01/2036 212 212
5.50%, 05/01/2040 7 7
5.50%, 11/01/2053 677 672
5.50%, 11/01/2053 678 674
5.50%, 07/01/2054
(p)
2,850 2,811
6.00%, 05/01/2031 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 07/01/2035 $ 56 $ 57
6.00%, 02/01/2037 17 17
6.00%, 02/01/2038 20 20
6.00%, 01/01/2053 1,293 1,324
6.00%, 07/01/2054
(p)
2,035 2,041
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 16 16
6.50%, 09/01/2038 52 55
6.50%, 07/01/2054
(p)
2,590 2,636
$ 35,621
Government National Mortgage Association (GNMA) - 7 .82%
2.00%, 07/20/2051 1,281 1,036
2.50%, 06/20/2050 396 334
2.50%, 04/20/2051 497 418
2.50%, 09/20/2051 561 471
3.00%, 02/15/2043 135 121
3.00%, 07/20/2044 158 140
3.00%, 01/20/2046 100 88
3.00%, 07/20/2046 150 133
3.00%, 12/20/2046 434 383
3.00%, 09/20/2051 363 317
3.50%, 04/20/2046 95 87
3.50%, 10/20/2046 99 90
3.50%, 07/20/2047 422 383
3.50%, 04/20/2052 991 890
4.00%, 02/15/2042 48 45
4.00%, 06/20/2046 14 13
4.00%, 01/20/2048 593 554
4.00%, 04/20/2052 434 401
4.50%, 09/15/2039 265 258
4.50%, 11/15/2040 40 39
4.50%, 09/20/2052 603 574
5.00%, 10/15/2034 28 28
5.00%, 02/15/2042 35 35
5.00%, 02/20/2053 1,424 1,388
5.00%, 07/20/2054
(p)
850 828
5.50%, 12/20/2033 40 41
5.50%, 05/20/2035 4 4
5.50%, 12/20/2048 84 85
5.50%, 07/20/2054
(p)
2,725 2,704
6.00%, 01/20/2029 5 5
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 6 6
6.00%, 12/20/2036 25 26
6.00%, 07/20/2054
(p)
2,550 2,561
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 160 163
6.50%, 07/20/2054
(p)
1,460 1,481
8.00%, 12/15/2030 2 2
$ 16,135
U.S. Treasury - 3 .26%
1.88%, 11/15/2051 375 218
3.00%, 05/15/2045 1,140 886
3.00%, 11/15/2045
(q)
2,750 2,129
4.50%, 11/15/2033 2,000 2,019
4.75%, 02/15/2037 1,435 1,489
$ 6,741

Schedule of Investments
Core Plus Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 3 .82%
5.20%, 11/29/2024
(r)
$ 3,335 $ 3,263
5.27%, 07/09/2024
(r)
1,005 1,004
5.34%, 09/24/2024
(r)
3,674 3,630
$ 7,897
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 68,182
Total Investments $ 223,273
Other Assets and Liabilities -  (8.16)% (16,852)
TOTAL NET ASSETS - 100.00% $ 206,421
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,918 or
0.93% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,156 or 25.27% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,840 or 0.89% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Security purchased on a when-issued basis.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Non-income producing security
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after June 30, 2024, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,343 or 0.65% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 2,381 $ 63,263 $ 60,036 $ 5,608
$ 2,381 $ 63,263 $ 60,036 $ 5,608
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 150 $ — $ — $ —
$ 150 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Long 87 $ 9,569 $ 79
US 10 Year Ultra Note; September 2024 Long 36 4,087 44
US 2 Year Note; September 2024 Long 50 10,211 28
US 5 Year Note; September 2024 Long 186 19,824 98
US Long Bond; September 2024 Long 129 15,262 213
US Ultra Bond; September 2024 Long 12 1,504 5
Total $ 467
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .11%
International Equity Index Fund
(a)
4,197,735 $ 49,114
MidCap S&P 400 Index Fund
(a)
1,198,364 27,994
SmallCap S&P 600 Index Fund
(a)
1,104,214 28,334
$ 105,442
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .92%
Bond Market Index Account
(a)
37,271,145 347,740
LargeCap S&P 500 Index Account
(a)
9,783,237 244,776
$ 592,516
TOTAL INVESTMENT COMPANIES $ 697,958
Total Investments $ 697,958
Other Assets and Liabilities -  (0.03)% (178)
TOTAL NET ASSETS - 100.00% $ 697,780
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 369,188 $ 22,601 $ 41,105 $ 347,740
International Equity Index Fund 52,209 1,649 7,387 49,114
LargeCap S&P 500 Index Account 257,173 2,253 50,472 244,776
MidCap S&P 400 Index Fund 29,344 1,678 4,789 27,994
SmallCap S&P 600 Index Fund 29,464 2,409 3,327 28,334
$ 737,378 $ 30,590 $ 107,080 $ 697,958
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,179) $ — $ (1,765)
International Equity Index Fund — 764 — 1,879
LargeCap S&P 500 Index Account — 29,411 — 6,411
MidCap S&P 400 Index Fund — 1,121 — 640
SmallCap S&P 600 Index Fund — 240 — (452)
$ — $ 30,357 $ — $ 6,713
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .06%
iShares Core S&P 500 ETF 90,008 $ 49,255
Money Market Funds - 0 .01%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
25,799 26
Principal Funds, Inc. Class R-6 - 15 .11%
International Equity Index Fund
(a)
1,476,673 17,277
MidCap S&P 400 Index Fund
(a)
421,572 9,848
SmallCap S&P 600 Index Fund
(a)
388,440 9,967
$ 37,092
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .86%
Bond Market Index Account
(a)
13,111,577 122,331
LargeCap S&P 500 Index Account
(a)
1,474,959 36,904
$ 159,235
TOTAL INVESTMENT COMPANIES $ 245,608
Total Investments $ 245,608
Other Assets and Liabilities -  (0.04)% (97)
TOTAL NET ASSETS - 100.00% $ 245,511
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 120,839 $ 9,270 $ 6,874 $ 122,331
International Equity Index Fund 17,088 816 1,514 17,277
LargeCap S&P 500 Index Account 36,077 864 5,225 36,904
MidCap S&P 400 Index Fund 9,605 714 1,059 9,848
Principal Government Money Market Fund - Class R-6 5.23% 44 1,041 1,059 26
SmallCap S&P 600 Index Fund 9,644 957 570 9,967
$ 193,297 $ 13,662 $ 16,301 $ 196,353
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 3 $ — $ (907)
International Equity Index Fund — — — 887
LargeCap S&P 500 Index Account — 261 — 4,927
MidCap S&P 400 Index Fund — (4) — 592
Principal Government Money Market Fund - Class R-6 5.23% 1 — — —
SmallCap S&P 600 Index Fund — 2 — (66)
$ 1 $ 262 $ — $ 5,433
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .11%
International Equity Index Fund
(a)
758,258 $ 8,872
MidCap S&P 400 Index Fund
(a)
216,464 5,056
SmallCap S&P 600 Index Fund
(a)
199,458 5,118
$ 19,046
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .92%
Bond Market Index Account
(a)
6,732,456 62,815
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,432,748 44,227
$ 107,042
TOTAL INVESTMENT COMPANIES $ 126,088
Total Investments $ 126,088
Other Assets and Liabilities -  (0.03)% (39)
TOTAL NET ASSETS - 100.00% $ 126,049
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 67,169 $ 3,979 $ 7,789 $ 62,815
International Equity Index Fund 9,499 320 1,425 8,872
LargeCap S&P 500 Managed Volatility Index Account 46,799 468 9,054 44,227
MidCap S&P 400 Index Fund 5,339 308 909 5,056
SmallCap S&P 600 Index Fund 5,360 435 637 5,118
$ 134,166 $ 5,510 $ 19,814 $ 126,088
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (388) $ — $ (156)
International Equity Index Fund — 57 — 421
LargeCap S&P 500 Managed Volatility Index Account — 2,982 — 3,032
MidCap S&P 400 Index Fund — 37 — 281
SmallCap S&P 600 Index Fund — 11 — (51)
$ — $ 2,699 $ — $ 3,527
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .13%
International Equity Index Fund
(a)
24,885,326 $ 291,158
MidCap S&P 400 Index Fund
(a)
6,215,992 145,206
SmallCap S&P 600 Index Fund
(a)
5,727,690 146,973
$ 583,337
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .90%
Bond Market Index Account
(a)
108,264,924 1,010,112
LargeCap S&P 500 Index Account
(a)
52,197,304 1,305,976
$ 2,316,088
TOTAL INVESTMENT COMPANIES $ 2,899,425
Total Investments $ 2,899,425
Other Assets and Liabilities -  (0.03)% (746)
TOTAL NET ASSETS - 100.00% $ 2,898,679
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 1,079,047 $ 85,057 $ 145,344 $ 1,010,112
International Equity Index Fund 311,430 10,114 46,134 291,158
LargeCap S&P 500 Index Account 1,380,614 8,622 275,419 1,305,976
MidCap S&P 400 Index Fund 153,158 9,511 26,659 145,206
SmallCap S&P 600 Index Fund 153,786 14,401 20,081 146,973
$ 3,078,035 $ 127,705 $ 513,637 $ 2,899,425
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (2,488) $ — $ (6,160)
International Equity Index Fund — 17 — 15,731
LargeCap S&P 500 Index Account — 136,743 — 55,416
MidCap S&P 400 Index Fund — 4,991 — 4,205
SmallCap S&P 600 Index Fund — 635 — (1,768)
$ — $ 139,898 $ — $ 67,424
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .02%
iShares Core S&P 500 ETF 565,362 $ 309,383
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
66,520 67
Principal Funds, Inc. Class R-6 - 20 .12%
International Equity Index Fund
(a)
13,262,580 155,172
MidCap S&P 400 Index Fund
(a)
3,313,037 77,393
SmallCap S&P 600 Index Fund
(a)
3,052,628 78,330
$ 310,895
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .87%
Bond Market Index Account
(a)
57,703,815 538,376
LargeCap S&P 500 Index Account
(a)
15,455,465 386,696
$ 925,072
TOTAL INVESTMENT COMPANIES $ 1,545,417
Total Investments $ 1,545,417
Other Assets and Liabilities -  (0.01)% (183)
TOTAL NET ASSETS - 100.00% $ 1,545,234
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 504,962 $ 54,500 $ 17,497 $ 538,376
International Equity Index Fund 145,735 9,093 7,366 155,172
LargeCap S&P 500 Index Account 358,959 12,147 37,343 386,696
MidCap S&P 400 Index Fund 71,676 6,709 5,461 77,393
Principal Government Money Market Fund - Class R-6 5.23% 482 7,781 8,196 67
SmallCap S&P 600 Index Fund 71,966 9,084 2,270 78,330
$ 1,153,780 $ 99,314 $ 78,133 $ 1,236,034
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (8) $ — $ (3,581)
International Equity Index Fund — (4) — 7,714
LargeCap S&P 500 Index Account — 520 — 52,413
MidCap S&P 400 Index Fund — 6 — 4,463
Principal Government Money Market Fund - Class R-6 5.23% 4 — — —
SmallCap S&P 600 Index Fund — 7 — (457)
$ 4 $ 521 $ — $ 60,552
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .12%
International Equity Index Fund
(a)
2,345,531 $ 27,442
MidCap S&P 400 Index Fund
(a)
585,921 13,687
SmallCap S&P 600 Index Fund
(a)
539,861 13,853
$ 54,982
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .91%
Bond Market Index Account
(a)
10,205,102 95,214
LargeCap S&P 500 Managed Volatility Index
Account
(a)
6,772,839 123,131
$ 218,345
TOTAL INVESTMENT COMPANIES $ 273,327
Total Investments $ 273,327
Other Assets and Liabilities -  (0.03)% (76)
TOTAL NET ASSETS - 100.00% $ 273,251
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 102,893 $ 9,562 $ 16,405 $ 95,214
International Equity Index Fund 29,696 1,491 5,243 27,442
LargeCap S&P 500 Managed Volatility Index Account 131,674 3,351 28,691 123,131
MidCap S&P 400 Index Fund 14,604 1,154 2,952 13,687
SmallCap S&P 600 Index Fund 14,663 1,597 2,300 13,853
$ 293,530 $ 17,155 $ 55,591 $ 273,327
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (626) $ — $ (210)
International Equity Index Fund — 89 — 1,409
LargeCap S&P 500 Managed Volatility Index Account — 8,445 — 8,352
MidCap S&P 400 Index Fund — 160 — 721
SmallCap S&P 600 Index Fund — 54 — (161)
$ — $ 8,122 $ — $ 10,111
Amounts in thousands.

Schedule of Investments
Diversified Income Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .09%
International Equity Index Fund
(a)
805,237 $ 9,421
MidCap S&P 400 Index Fund
(a)
301,706 7,048
SmallCap S&P 600 Index Fund
(a)
278,008 7,134
$ 23,603
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .94%
Bond Market Index Account
(a)
16,264,880 151,751
LargeCap S&P 500 Index Account
(a)
2,345,821 58,693
$ 210,444
TOTAL INVESTMENT COMPANIES $ 234,047
Total Investments $ 234,047
Other Assets and Liabilities -  (0.03)% (67)
TOTAL NET ASSETS - 100.00% $ 233,980
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 160,802 $ 14,648 $ 22,397 $ 151,751
International Equity Index Fund 9,995 801 1,885 9,421
LargeCap S&P 500 Index Account 61,545 3,624 15,074 58,693
MidCap S&P 400 Index Fund 7,374 738 1,506 7,048
SmallCap S&P 600 Index Fund 7,403 876 1,091 7,134
$ 247,119 $ 20,687 $ 41,953 $ 234,047
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (671) $ — $ (631)
International Equity Index Fund — 152 — 358
LargeCap S&P 500 Index Account — 5,008 — 3,590
MidCap S&P 400 Index Fund — 192 — 250
SmallCap S&P 600 Index Fund — 21 — (75)
$ — $ 4,702 $ — $ 3,492
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .43 % Shares Held Value (000's)
Money Market Funds - 1 .43%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
728,494 $ 728
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
3,038,762 3,039
$ 3,767
TOTAL INVESTMENT COMPANIES $ 3,767
COMMON STOCKS - 98 .71 % Shares Held Value (000's)
Aerospace & Defense - 2 .75%
Airbus SE 13,484 $ 1,850
BAE Systems PLC 267,446 4,455
Thales SA 6,064 970
$ 7,275
Apparel - 1 .89%
Hermes International SCA 739 1,707
LVMH Moet Hennessy Louis Vuitton SE 2,535 1,946
PRADA SpA 75,400 562
Samsonite International SA
(d)
261,300 779
$ 4,994
Automobile Manufacturers - 1 .55%
Toyota Motor Corp 199,800 4,099
Automobile Parts & Equipment - 1 .51%
Bridgestone Corp
(e)
17,800 702
Toyota Industries Corp 38,600 3,284
$ 3,986
Banks - 12 .10%
AIB Group PLC 466,603 2,464
Banco do Brasil SA 261,900 1,248
Bank Negara Indonesia Persero Tbk PT 3,523,600 1,000
Bank of Ireland Group PLC 142,700 1,491
Bank Rakyat Indonesia Persero Tbk PT 7,730,008 2,167
Credicorp Ltd 5,160 832
DBS Group Holdings Ltd 103,900 2,737
FinecoBank Banca Fineco SpA 50,395 749
Grupo Financiero Banorte SAB de CV 166,359 1,295
ICICI Bank Ltd ADR 138,533 3,991
Kotak Mahindra Bank Ltd 60,321 1,301
National Bank of Greece SA
(f)
269,737 2,241
NatWest Group PLC 529,472 2,083
Nordea Bank Abp 118,197 1,409
Piraeus Financial Holdings SA
(f)
213,534 777
PT Bank Central Asia Tbk 1,710,900 1,035
Societe Generale SA 65,005 1,528
Swedbank AB 46,525 958
UniCredit SpA 71,766 2,656
$ 31,962
Beverages - 0 .75%
Arca Continental SAB de CV 69,900 687
Kweichow Moutai Co Ltd 6,498 1,303
$ 1,990
Biotechnology - 0 .35%
Argenx SE
(f)
2,147 932
Building Materials - 2 .21%
Cemex SAB de CV ADR 309,186 1,976
CRH PLC 52,242 3,871
$ 5,847
Chemicals - 0 .50%
Shin-Etsu Chemical Co Ltd 34,200 1,330
Coal - 1 .45%
Teck Resources Ltd 79,700 3,819
Commercial Services - 0 .78%
Localiza Rent a Car SA 105,729 793
Localiza Rent a Car SA - Rights
(f)
1,068 2
TOPPAN Holdings Inc 45,500 1,262
$ 2,057
Cosmetics & Personal Care - 2 .84%
L'Oreal SA 6,197 2,728
Unilever PLC 86,890 4,769
$ 7,497
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .23%
ITOCHU Corp 37,100 $ 1,824
Rexel SA 55,329 1,431
$ 3,255
Diversified Financial Services - 0 .91%
Brookfield Asset Management Ltd 20,267 771
London Stock Exchange Group PLC 13,762 1,632
$ 2,403
Electric - 0 .94%
Iberdrola SA 191,707 2,487
Electrical Components & Equipment - 1 .27%
Schneider Electric SE 14,023 3,362
Electronics - 0 .99%
Halma PLC 25,690 876
Hoya Corp 14,796 1,730
$ 2,606
Engineering & Construction - 0 .52%
Kajima Corp 79,100 1,372
Entertainment - 0 .99%
Entain PLC 65,942 523
Universal Music Group NV 70,047 2,084
$ 2,607
Food - 0 .81%
Ajinomoto Co Inc 23,800 838
Danone SA 21,135 1,294
$ 2,132
Food Service - 0 .49%
Compass Group PLC 47,955 1,307
Healthcare - Products - 0 .73%
Alcon Inc 13,535 1,203
Smith & Nephew PLC 58,126 721
$ 1,924
Healthcare - Services - 0 .69%
ICON PLC
(f)
5,810 1,821
Home Builders - 1 .37%
Taylor Wimpey PLC 842,029 1,508
Vistry Group PLC
(f)
141,676 2,112
$ 3,620
Insurance - 7 .35%
AIA Group Ltd 904,000 6,116
ASR Nederland NV 18,694 890
AXA SA 59,516 1,950
Fairfax Financial Holdings Ltd 1,900 2,162
Hannover Rueck SE 9,724 2,462
MS&AD Insurance Group Holdings Inc 75,700 1,690
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
3,853 1,926
Sompo Holdings Inc 66,600 1,427
Tryg A/S 36,155 790
$ 19,413
Internet - 4 .48%
Alibaba Group Holding Ltd 214,500 1,933
JD.com Inc 80,850 1,050
MercadoLibre Inc
(f)
777 1,277
Tencent Holdings Ltd 159,500 7,567
$ 11,827
Investment Companies - 0 .46%
EXOR NV 11,625 1,214
Machinery - Construction & Mining - 1 .47%
Mitsubishi Electric Corp 154,200 2,471
Weir Group PLC/The 55,890 1,398
$ 3,869
Machinery - Diversified - 2 .82%
Atlas Copco AB - A Shares 192,680 3,618
Keyence Corp 5,100 2,232
NARI Technology Co Ltd 213,293 727
THK Co Ltd 48,600 872
$ 7,449

Schedule of Investments
Diversified International Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .43%
Liberty Media Corp-Liberty Formula One - C
Shares
(f)
15,638 $ 1,124
Mining - 0 .47%
Sandfire Resources Ltd
(f)
212,338 1,233
Oil & Gas - 5 .05%
Canadian Natural Resources Ltd 59,600 2,123
Noble Corp PLC 46,944 2,096
Shell PLC 138,754 4,977
Suncor Energy Inc 72,100 2,749
Tourmaline Oil Corp 30,700 1,392
$ 13,337
Oil & Gas Services - 0 .65%
Schlumberger NV 36,334 1,714
Pharmaceuticals - 8 .92%
AstraZeneca PLC 51,998 8,093
Novo Nordisk A/S 45,008 6,440
Roche Holding AG 8,679 2,405
Sanofi SA 68,646 6,620
$ 23,558
Private Equity - 3 .83%
3i Group PLC 151,837 5,852
Brookfield Corp 75,869 3,156
Intermediate Capital Group PLC 39,902 1,094
$ 10,102
Retail - 5 .10%
Alimentation Couche-Tard Inc 62,546 3,510
Dollarama Inc 25,500 2,328
Industria de Diseno Textil SA 30,441 1,510
JD Sports Fashion PLC 856,209 1,286
MatsukiyoCocokara & Co 60,000 862
Wal-Mart de Mexico SAB de CV 612,922 2,093
Yum China Holdings Inc 60,850 1,877
$ 13,466
Semiconductors - 13 .32%
ASM International NV 1,823 1,394
ASML Holding NV 7,320 7,460
Renesas Electronics Corp 142,900 2,710
Samsung Electronics Co Ltd 126,370 7,437
SK Hynix Inc 21,133 3,586
Socionext Inc 83,000 1,975
Taiwan Semiconductor Manufacturing Co Ltd 358,140 10,612
$ 35,174
Software - 0 .71%
Dassault Systemes SE 26,905 1,012
Nemetschek SE 8,729 852
$ 1,864
Telecommunications - 1 .43%
Deutsche Telekom AG 106,093 2,667
Nippon Telegraph & Telephone Corp 1,161,700 1,098
$ 3,765
Toys, Games & Hobbies - 1 .44%
Nintendo Co Ltd 71,200 3,802
Transportation - 1 .16%
Canadian Pacific Kansas City Ltd 34,300 2,702
Keisei Electric Railway Co Ltd 10,800 349
$ 3,051
TOTAL COMMON STOCKS $ 260,646
Total Investments $ 264,413
Other Assets and Liabilities -  (0.14)% (373)
TOTAL NET ASSETS - 100.00% $ 264,040
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $728 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $779 or 0.30% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $695 or 0.26% of net assets.
(f) Non-income producing security

Schedule of Investments
Diversified International Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,831 $ 16,252 $ 15,044 $ 3,039
$ 1,831 $ 16,252 $ 15,044 $ 3,039
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 33 $ — $ — $ —
$ 33 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Money Market Funds - 2 .01%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
407,101 $ 407
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
13,329,267 13,329
$ 13,736
TOTAL INVESTMENT COMPANIES $ 13,736
COMMON STOCKS - 98 .12 % Shares Held Value (000's)
Advertising - 1 .39%
Omnicom Group Inc 105,624 $ 9,474
Apparel - 0 .35%
NIKE Inc 31,885 2,403
Automobile Manufacturers - 4 .17%
Cummins Inc 48,345 13,388
PACCAR Inc 146,713 15,103
$ 28,491
Automobile Parts & Equipment - 0 .50%
Magna International Inc 82,244 3,446
Banks - 11 .41%
Bank of America Corp 404,934 16,104
Citigroup Inc 88,621 5,624
JPMorgan Chase & Co 102,884 20,809
Morgan Stanley 195,184 18,970
PNC Financial Services Group Inc/The 105,911 16,467
$ 77,974
Beverages - 1 .79%
Coca-Cola Co/The 192,216 12,235
Biotechnology - 1 .74%
Corteva Inc 220,393 11,888
Building Materials - 3 .47%
Carrier Global Corp 114,788 7,241
Trane Technologies PLC 50,180 16,505
$ 23,746
Chemicals - 1 .85%
Air Products and Chemicals Inc 36,076 9,309
PPG Industries Inc 26,275 3,308
$ 12,617
Computers - 2 .05%
Apple Inc 66,521 14,011
Cosmetics & Personal Care - 1 .81%
Procter & Gamble Co/The 74,874 12,348
Diversified Financial Services - 2 .80%
BlackRock Inc 19,859 15,636
Nasdaq Inc 57,539 3,467
$ 19,103
Electric - 5 .04%
NextEra Energy Inc 194,032 13,739
Sempra 77,101 5,864
WEC Energy Group Inc 99,334 7,794
Xcel Energy Inc 131,958 7,048
$ 34,445
Electronics - 0 .15%
TE Connectivity Ltd 6,846 1,030
Food - 1 .01%
Hershey Co/The 14,883 2,736
Hormel Foods Corp 135,695 4,137
$ 6,873
Healthcare - Products - 4 .41%
Abbott Laboratories 130,258 13,535
Medtronic PLC 85,330 6,716
STERIS PLC 44,938 9,866
$ 30,117
Healthcare - Services - 1 .07%
UnitedHealth Group Inc 14,383 7,325
Home Builders - 1 .80%
DR Horton Inc 87,125 12,278
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .93%
Chubb Ltd 65,347 $ 16,669
Fidelity National Financial Inc 205,709 10,166
$ 26,835
Iron & Steel - 0 .59%
Reliance Inc 14,086 4,023
Lodging - 0 .51%
Hilton Worldwide Holdings Inc 15,889 3,467
Machinery - Diversified - 2 .16%
Deere & Co 39,502 14,759
Media - 1 .18%
Comcast Corp - Class A 206,382 8,082
Miscellaneous Manufacturers - 2 .74%
Parker-Hannifin Corp 37,082 18,756
Oil & Gas - 5 .36%
Chevron Corp 44,548 6,968
EOG Resources Inc 105,102 13,229
Marathon Petroleum Corp 94,695 16,428
$ 36,625
Oil & Gas Services - 0 .58%
Halliburton Co 117,632 3,974
Pharmaceuticals - 9 .40%
Becton Dickinson & Co 59,445 13,893
Eli Lilly & Co 2,194 1,986
Merck & Co Inc 134,744 16,681
Novartis AG ADR 139,174 14,817
Pfizer Inc 194,481 5,442
Roche Holding AG ADR 329,451 11,422
$ 64,241
Pipelines - 1 .87%
Enterprise Products Partners LP 441,187 12,786
Private Equity - 2 .81%
KKR & Co Inc 182,750 19,233
REITs - 3 .51%
Alexandria Real Estate Equities Inc 99,266 11,611
Equity LifeStyle Properties Inc 36,041 2,347
Prologis Inc 52,628 5,911
Realty Income Corp 78,123 4,127
$ 23,996
Retail - 4 .42%
Costco Wholesale Corp 23,437 19,921
Starbucks Corp 83,626 6,510
Target Corp 25,538 3,781
$ 30,212
Semiconductors - 4 .76%
Microchip Technology Inc 149,308 13,662
Taiwan Semiconductor Manufacturing Co Ltd ADR 108,524 18,862
$ 32,524
Software - 4 .14%
Fidelity National Information Services Inc 57,642 4,344
Microsoft Corp 28,712 12,833
Salesforce Inc 9,924 2,551
SAP SE ADR 42,306 8,534
$ 28,262
Telecommunications - 2 .17%
BCE Inc
(d)
121,179 3,923
T-Mobile US Inc 62,024 10,927
$ 14,850
Transportation - 1 .18%
Expeditors International of Washington Inc 64,844 8,092
TOTAL COMMON STOCKS $ 670,521
Total Investments $ 684,257
Other Assets and Liabilities -  (0.13)% (875)
TOTAL NET ASSETS - 100.00% $ 683,382

Schedule of Investments
Equity Income Account
June 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $407 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $394 or 0.06% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,239 $ 104,663 $ 104,573 $ 13,329
$ 13,239 $ 104,663 $ 104,573 $ 13,329
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 333 $ — $ — $ —
$ 333 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .21 % Shares Held Value (000's)
Money Market Funds - 1 .21%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
853,630 $ 854
TOTAL INVESTMENT COMPANIES $ 854
COMMON STOCKS - 97 .51 % Shares Held Value (000's)
Aerospace & Defense - 1 .23%
Korea Aerospace Industries Ltd 9,656 $ 371
LIG Nex1 Co Ltd 3,134 500
$ 871
Agriculture - 0 .30%
Muyuan Foods Co Ltd 35,000 209
Automobile Manufacturers - 2 .57%
BYD Co Ltd 24,000 713
Kia Corp 4,667 437
Maruti Suzuki India Ltd 4,609 664
$ 1,814
Automobile Parts & Equipment - 0 .91%
Fuyao Glass Industry Group Co Ltd
(c)
54,400 315
Weichai Power Co Ltd 171,000 326
$ 641
Banks - 11 .38%
Bank of Jiangsu Co Ltd 203,190 207
Bank Rakyat Indonesia Persero Tbk PT 2,022,576 567
China Construction Bank Corp 726,000 537
Grupo Financiero Banorte SAB de CV 65,100 506
HDFC Bank Ltd 62,479 1,262
ICICI Bank Ltd 87,228 1,255
Kotak Mahindra Bank Ltd 49,806 1,074
National Bank of Greece SA
(d)
97,980 814
PT Bank Central Asia Tbk 758,200 459
Saudi National Bank/The 110,179 1,087
Vietnam Technological & Commercial Joint Stock
Bank
285,600 267
$ 8,035
Beverages - 2 .64%
Arca Continental SAB de CV 36,600 360
China Resources Beer Holdings Co Ltd 48,000 162
Ichitan Group PCL 520,800 246
Kweichow Moutai Co Ltd 1,400 281
Tsingtao Brewery Co Ltd 34,000 226
Varun Beverages Ltd 30,220 589
$ 1,864
Building Materials - 2 .44%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
66,971 113
Cemex SAB de CV 935,814 599
Voltas Ltd 57,352 1,012
$ 1,724
Chemicals - 0 .31%
Orbia Advance Corp SAB de CV 154,900 216
Coal - 0 .41%
Exxaro Resources Ltd 29,161 287
Commercial Services - 2 .29%
Humansoft Holding Co KSC 36,478 320
JSW Infrastructure Ltd
(d)
152,694 599
Localiza Rent a Car SA 32,563 244
Localiza Rent a Car SA - Rights
(d)
329 1
MegaStudyEdu Co Ltd 5,829 238
Santos Brasil Participacoes SA 86,910 212
$ 1,614
Computers - 1 .44%
Elm Co 750 171
Globant SA
(d)
1,321 236
Quanta Computer Inc 64,000 612
$ 1,019
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .69%
AKR Corporindo Tbk PT 3,622,500 $ 358
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
97,788 132
$ 490
Diversified Financial Services - 4 .14%
Bajaj Finance Ltd 5,903 503
Banco BTG Pactual SA 61,812 341
CreditAccess Grameen Ltd
(d)
29,425 466
Fubon Financial Holding Co Ltd 229,779 561
Intercorp Financial Services Inc 7,236 162
Jio Financial Services Ltd
(d)
30,637 131
KB Financial Group Inc 13,271 755
$ 2,919
Electric - 0 .88%
China Longyuan Power Group Corp Ltd 222,000 199
Emirates Central Cooling Systems Corp 648,840 258
NTPC Ltd 36,580 166
$ 623
Electrical Components & Equipment - 0 .71%
Delta Electronics Inc 42,000 501
Electronics - 1 .89%
Advanced Energy Solution Holding Co Ltd 8,000 155
Avalon Technologies Ltd
(c),(d)
42,574 276
E Ink Holdings Inc 43,000 333
Lotes Co Ltd 4,233 212
Voltronic Power Technology Corp 6,000 355
$ 1,331
Engineering & Construction - 1 .29%
Cury Construtora e Incorporadora SA 56,500 208
L&T Technology Services Ltd
(c)
5,834 343
Samsung E&A Co Ltd
(d)
20,613 359
$ 910
Food - 2 .27%
Bid Corp Ltd 13,530 315
Indofood Sukses Makmur Tbk PT 415,100 154
LT Foods Ltd 94,369 289
Nestle India Ltd 11,075 339
SM Investments Corp 18,125 256
Want Want China Holdings Ltd 407,000 246
$ 1,599
Forest Products & Paper - 0 .78%
Suzano SA 53,900 550
Gas - 1 .45%
ENN Natural Gas Co Ltd 103,593 295
Indraprastha Gas Ltd 121,217 731
$ 1,026
Healthcare - Products - 1 .04%
Pegavision Corp 16,000 236
Shenzhen Mindray Bio-Medical Electronics Co Ltd 7,900 315
Universal Vision Biotechnology Co Ltd 24,000 184
$ 735
Healthcare - Services - 0 .63%
Bangkok Dusit Medical Services PCL 406,700 294
Hygeia Healthcare Holdings Co Ltd
(c),(d)
42,800 154
$ 448
Home Furnishings - 0 .46%
Gree Electric Appliances Inc of Zhuhai 60,400 324
Insurance - 3 .20%
AIA Group Ltd 104,400 706
China Pacific Insurance Group Co Ltd 198,800 484
Max Financial Services Ltd
(d)
24,605 286
PICC Property & Casualty Co Ltd 242,000 300
Qualitas Controladora SAB de CV 47,400 482
$ 2,258

Schedule of Investments
Global Emerging Markets Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 12 .05%
Alibaba Group Holding Ltd 180,692 $ 1,629
IndiaMart InterMesh Ltd
(c)
10,287 330
Meituan
(c),(d)
31,120 442
MercadoLibre Inc
(d)
160 263
Naspers Ltd 3,745 736
PDD Holdings Inc ADR
(d)
4,388 584
Tencent Holdings Ltd 77,300 3,667
Tencent Music Entertainment Group ADR 24,636 346
Tongcheng Travel Holdings Ltd 86,400 171
Trip.com Group Ltd ADR
(d)
7,169 337
$ 8,505
Iron & Steel - 0 .42%
Severstal PAO
(d)
9,865 —
Ternium SA ADR 7,831 294
$ 294
Leisure Products & Services - 1 .08%
Bajaj Auto Ltd 3,548 404
Leejam Sports Co JSC 3,411 207
Yadea Group Holdings Ltd
(c)
118,000 148
$ 759
Machinery - Diversified - 0 .44%
WEG SA 41,300 311
Metal Fabrication & Hardware - 0 .52%
APL Apollo Tubes Ltd 19,870 370
Mining - 2 .24%
Aluminum Corp of China Ltd 404,000 275
Gold Fields Ltd 33,605 502
Impala Platinum Holdings Ltd 54,617 271
Ivanhoe Mines Ltd
(d)
13,900 180
Polyus PJSC
(d)
108 —
Shandong Gold Mining Co Ltd
(c)
176,250 351
$ 1,579
Miscellaneous Manufacturers - 0 .74%
Escorts Kubota Ltd 5,684 283
Zhuzhou CRRC Times Electric Co Ltd 60,700 239
$ 522
Oil & Gas - 3 .07%
Geopark Ltd 27,308 299
PRIO SA/Brazil 38,000 298
Reliance Industries Ltd 23,324 874
Saudi Arabian Oil Co
(c)
49,219 363
Thai Oil PCL 229,300 330
$ 2,164
Pharmaceuticals - 1 .16%
Caplin Point Laboratories Ltd 12,186 215
Grand Pharmaceutical Group Ltd 326,000 194
Richter Gedeon Nyrt 8,053 209
Simcere Pharmaceutical Group Ltd
(c)
276,000 203
$ 821
Real Estate - 0 .83%
China Overseas Land & Investment Ltd 119,000 206
China Resources Land Ltd 70,000 238
Sun Hung Kai Properties Ltd 16,500 143
$ 587
Retail - 2 .69%
El Puerto de Liverpool SAB de CV 36,411 262
Jumbo SA 7,160 205
Mavi Giyim Sanayi Ve Ticaret AS
(c)
121,474 472
Mitra Adiperkasa Tbk PT 2,186,900 197
Wal-Mart de Mexico SAB de CV 143,300 490
Yum China Holdings Inc 8,750 270
$ 1,896
Semiconductors - 23 .48%
Alchip Technologies Ltd 5,000 377
ASML Holding NV - NY Reg Shares 457 467
ASMPT Ltd 19,500 270
ASPEED Technology Inc 3,000 445
Hana Materials Inc 4,593 216
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MediaTek Inc 18,000 $ 775
Novatek Microelectronics Corp 12,400 231
Parade Technologies Ltd 6,000 154
Samsung Electronics Co Ltd 69,574 4,095
SK Hynix Inc 8,178 1,388
Taiwan Semiconductor Manufacturing Co Ltd 275,164 8,153
$ 16,571
Shipbuilding - 0 .62%
Yangzijiang Shipbuilding Holdings Ltd 241,400 437
Software - 1 .03%
NetEase Inc 37,900 724
Telecommunications - 0 .71%
Accton Technology Corp 18,000 306
ZTE Corp 89,800 198
$ 504
Textiles - 0 .21%
SLC Agricola SA 48,356 151
Transportation - 0 .59%
Blue Dart Express Ltd 2,213 211
Tsakos Energy Navigation Ltd 7,093 208
$ 419
Water - 0 .28%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
14,500 195
TOTAL COMMON STOCKS $ 68,817
PREFERRED STOCKS - 1 .70 % Shares Held Value (000's)
Automobile Manufacturers - 0 .66%
Hyundai Motor Co 21,000.00% 3,509 $ 466
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 1.80% 6,701 11
Oil & Gas - 1 .03%
Petroleo Brasileiro SA 1.79% 106,700 726
TOTAL PREFERRED STOCKS $ 1,203
Total Investments $ 70,874
Other Assets and Liabilities -  (0.42)% (298)
TOTAL NET ASSETS - 100.00% $ 70,576
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,397 or 4.81% of net assets.
(d) Non-income producing security

Schedule of Investments
Global Emerging Markets Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,063 $ 9,437 $ 9,646 $ 854
$ 1,063 $ 9,437 $ 9,646 $ 854
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 28 $ — $ — $ —
$ 28 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .17 % Shares Held Value (000's)
Money Market Funds - 2 .17%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
2,499,604 $ 2,499
TOTAL INVESTMENT COMPANIES $ 2,499
BONDS - 32 .92%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 12 .00%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 643 $ 643
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 235 236
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 672 674
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 535 535
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,200 1,200
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
815 815
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
950 949
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 483 483
GM Financial Automobile Leasing Trust 2023-3
5.78%, 01/20/2026 702 702
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 900 898
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 850 850
Santander Drive Auto Receivables Trust 2022-5
4.11%, 08/17/2026 134 134
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 774 774
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 149 150
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 417 417
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 775 775
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
1,065 1,066
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
930 929
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
865 864
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 750 750
$ 13,844
Credit Card Asset Backed Securities - 4 .68%
American Express Credit Account Master Trust
3.39%, 05/15/2027 1,075 1,056
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 1,500 1,474
2.80%, 03/15/2027 1,250 1,226
3.49%, 05/15/2027 1,142 1,123
Discover Card Execution Note Trust
1.96%, 02/15/2027 525 513
$ 5,392
Mortgage Backed Securities - 14 .10%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
94 82
Fannie Mae Grantor Trust 2005-T1
5.41%, 05/25/2035 100 94
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
518 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
0.46%, 06/25/2045
(e)
$ 1,051 $ 49
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.55%, 10/25/2049
(e)
2,131 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.55%, 05/25/2050
(e)
2,383 240
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.60%, 08/25/2049
(e)
3,328 336
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.60%, 09/25/2049
(e)
920 95
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.60%, 11/25/2049
(e)
1,599 166
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.62%, 06/25/2050
(e)
1,396 133
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.70%, 09/25/2047
(e)
3,009 320
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 10/25/2040
(e)
214 5
3.00%, 04/25/2042 77 74
3.00%, 05/25/2048 75 64
3.00%, 01/25/2051
(e)
1,732 294
7.00%, 04/25/2032 40 41
Freddie Mac REMICS
0.31%, 05/15/2038
(e)
857 29
1.00 x 12 Month Treasury Average Index +
0.00%
0.60%, 10/25/2049
(e)
2,487 263
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.60%, 11/25/2049
(e)
1,017 108
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.50%, 04/15/2028 186 176
3.00%, 04/15/2046 92 83
Ginnie Mae
0.65%, 06/20/2046
(e)
282 30
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.65%, 08/20/2047
(e)
1,900 202
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.69%, 12/20/2043
(e)
637 61
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.75%, 10/20/2045
(e)
772 82
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(e)
560 65
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.85%, 08/20/2050
(e)
2,009 242
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 11/20/2050
(e)
1,223 154
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 07/20/2051
(e)
1,336 164
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%

Schedule of Investments
Government & High Quality Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.85%, 08/20/2051
(e)
$ 1,580 $ 184
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
995 142
3.00%, 11/20/2050
(e)
1,785 281
3.00%, 11/20/2050
(e)
2,867 452
3.00%, 12/20/2050
(e)
1,144 181
3.50%, 10/20/2049
(e)
1,664 297
4.00%, 02/20/2044
(e)
550 29
4.00%, 04/20/2044
(e)
399 26
4.00%, 01/20/2046
(e)
229 11
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,758 1,753
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
1,084 1,080
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
108 95
JP Morgan Mortgage Trust 2017-3
3.77%, 08/25/2047
(c),(d)
454 410
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
1,713 1,701
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
758 731
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(c),(d)
604 581
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(d)
94 89
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
364 330
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(d)
1,604 1,592
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(c),(d)
1,187 1,180
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
1,173 1,168
$ 16,260
Other Asset Backed Securities - 2 .14%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
687 677
Verizon Master Trust
1.53%, 07/20/2028 1,225 1,198
4.89%, 04/13/2028 600 597
$ 2,472
TOTAL BONDS $ 37,968
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 89 .25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .87%
3.00%, 03/01/2037 $ 132 $ 121
3.00%, 05/01/2043 316 279
3.00%, 10/01/2046 366 323
3.50%, 02/01/2032 317 303
3.50%, 07/01/2042 788 725
3.50%, 02/01/2044 292 267
4.00%, 07/01/2042 371 352
4.00%, 01/01/2043 352 332
4.00%, 06/01/2043 372 349
4.00%, 10/01/2045 474 449
4.50%, 11/01/2043 356 346
5.00%, 10/01/2025 9 9
5.00%, 02/01/2033 41 41
5.00%, 06/01/2033 68 68
5.00%, 01/01/2034 148 146
5.00%, 07/01/2035 8 7
5.00%, 07/01/2035 35 35
5.00%, 07/01/2035 3 3
5.00%, 10/01/2035 13 13
5.50%, 03/01/2033 35 36
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 04/01/2038 $ 2 $ 2
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 4 4
6.00%, 12/01/2031 4 4
6.00%, 11/01/2033 17 17
6.00%, 09/01/2034 16 17
6.00%, 02/01/2035 8 8
6.00%, 10/01/2036 17 17
6.00%, 03/01/2037 19 19
6.00%, 01/01/2038 31 31
6.00%, 04/01/2038 15 15
6.23%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 4 4
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 2 2
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 13 13
6.50%, 08/01/2031 3 3
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 3 3
6.50%, 12/01/2031 4 5
6.50%, 02/01/2032 5 5
6.50%, 05/01/2032 11 11
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 5 5
7.00%, 04/01/2028 4 4
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 4 4
7.00%, 04/01/2032 17 17
7.50%, 10/01/2030 3 3
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 4 4
8.50%, 07/01/2029 10 10
$ 4,460
Federal National Mortgage Association (FNMA) - 0 .42%
3.00%, 04/01/2043 383 335
5.50%, 05/01/2033 6 6
5.94%, 12/01/2033 18 18
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 05/01/2037 98 99
6.02%, 12/01/2032 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.50%, 08/01/2025 2 2
6.50%, 11/01/2032 8 8
7.00%, 08/01/2028 4 4
7.00%, 12/01/2028 4 4
$ 483
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 54 .17%
2.00%, 10/01/2050 740 587
2.00%, 03/01/2051 1,729 1,379
2.00%, 11/01/2051 1,663 1,324
2.00%, 11/01/2051 1,287 1,010
2.00%, 12/01/2051 2,511 1,999
2.00%, 12/01/2051 2,564 2,041
2.00%, 01/01/2052 2,087 1,665
2.00%, 01/01/2052 1,719 1,362
2.00%, 02/01/2052 1,987 1,578
2.50%, 02/01/2051 2,472 2,072
2.50%, 07/01/2051 3,179 2,635

Schedule of Investments
Government & High Quality Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2051 $ 2,121 $ 1,783
2.50%, 04/01/2052 4,596 3,853
3.00%, 08/01/2031 436 414
3.00%, 12/01/2034 351 327
3.00%, 10/01/2036 253 232
3.00%, 10/01/2042 688 607
3.00%, 10/01/2046 469 410
3.00%, 11/01/2046 871 761
3.00%, 01/01/2050 889 767
3.00%, 07/01/2050 808 694
3.00%, 08/01/2050 640 551
3.00%, 09/01/2050 1,047 904
3.00%, 03/01/2052 542 469
3.00%, 06/01/2052 1,837 1,574
3.50%, 08/01/2031 245 236
3.50%, 06/01/2039 181 168
3.50%, 11/01/2042 526 483
3.50%, 02/01/2043 235 216
3.50%, 03/01/2045 242 221
3.50%, 03/01/2045 469 425
3.50%, 09/01/2045 353 321
3.50%, 11/01/2048 1,006 917
3.50%, 03/01/2050 1,192 1,089
3.50%, 08/01/2050 871 784
3.50%, 06/01/2052 927 825
4.00%, 01/01/2034 170 164
4.00%, 10/01/2037 249 239
4.00%, 02/01/2041 534 502
4.00%, 02/01/2042 327 309
4.00%, 10/01/2043 111 104
4.00%, 08/01/2044 235 222
4.00%, 10/01/2044 649 614
4.00%, 11/01/2044 230 217
4.00%, 08/01/2045 336 318
4.00%, 08/01/2046 587 550
4.00%, 07/01/2047 470 445
4.00%, 07/01/2052 381 348
4.50%, 08/01/2039 638 620
4.50%, 10/01/2043 392 376
4.50%, 09/01/2045 267 259
4.50%, 10/01/2045 392 381
4.50%, 11/01/2045 606 587
5.00%, 05/01/2033 410 404
5.00%, 04/01/2035 41 41
5.00%, 04/01/2035 39 38
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 178 176
5.00%, 02/01/2040 512 511
5.00%, 07/01/2041 375 371
5.00%, 09/01/2052 822 802
5.00%, 04/01/2053 1,851 1,808
5.00%, 07/01/2054
(f)
1,390 1,343
5.50%, 06/01/2033 24 24
5.50%, 03/01/2038 39 39
5.50%, 11/01/2053 968 963
5.50%, 11/01/2053 1,160 1,152
5.50%, 07/01/2054
(f)
4,655 4,591
6.00%, 11/01/2028 7 7
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 19 19
6.00%, 07/01/2037 45 46
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 1 1
6.00%, 03/01/2038 30 30
6.00%, 07/01/2054
(f)
4,030 4,041
6.50%, 07/01/2025 2 2
6.50%, 03/01/2029 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 06/01/2031 $ 7 $ 7
6.50%, 01/01/2032 3 3
6.50%, 08/01/2032 4 4
6.50%, 02/01/2033 5 5
6.50%, 12/01/2036 9 9
6.50%, 07/01/2037 10 10
6.50%, 02/01/2038 12 13
6.50%, 07/01/2054
(f)
3,000 3,053
7.00%, 10/01/2029 3 3
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
$ 62,469
Government National Mortgage Association (GNMA) - 25 .27%
2.00%, 01/20/2051 1,411 1,143
2.00%, 02/20/2051 1,024 829
2.50%, 06/20/2050 2,409 2,031
3.00%, 11/15/2042 281 251
3.00%, 12/15/2042 617 551
3.00%, 02/15/2043 671 599
3.00%, 05/15/2043 779 696
3.00%, 08/20/2046 475 421
3.00%, 02/20/2047 379 335
3.00%, 08/20/2047 225 198
3.50%, 01/15/2043 495 457
3.50%, 05/15/2043 516 475
3.50%, 06/20/2043 316 286
3.50%, 04/20/2045 236 214
3.50%, 06/20/2046 41 37
3.50%, 02/20/2047 425 387
3.50%, 11/20/2047 279 261
4.00%, 08/15/2041 274 259
4.00%, 07/20/2047 293 282
4.00%, 01/20/2048 1,002 936
4.00%, 04/20/2052 817 755
4.50%, 07/15/2040 158 153
4.50%, 08/20/2048 937 902
5.00%, 09/15/2033 2 2
5.00%, 09/15/2039 13 13
5.00%, 12/20/2052 2,401 2,341
5.00%, 07/20/2054
(f)
525 511
5.50%, 11/15/2033 16 17
5.50%, 05/20/2035 43 44
5.50%, 07/20/2054
(f)
4,765 4,727
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 4 4
6.00%, 07/20/2028 2 2
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 4 4
6.00%, 07/20/2029 4 4
6.00%, 07/20/2033 41 42
6.00%, 07/20/2054
(f)
6,240 6,266
6.50%, 12/20/2025 1 —
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 3 3
6.50%, 07/20/2054
(f)
2,575 2,612
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 28 28
7.00%, 01/15/2029 6 6
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 3 3
7.00%, 09/15/2031 14 14
7.00%, 06/15/2032 28 28
$ 29,142

Schedule of Investments
Government & High Quality Bond Account
June 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 5 .52%
5.20%, 11/29/2024
(g)
$ 650 $ 636
5.33%, 09/24/2024
(g)
5,800 5,729
$ 6,365
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 102,919
Total Investments $ 143,386
Other Assets and Liabilities -  (24.34)% (28,064)
TOTAL NET ASSETS - 100.00% $ 115,322
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,003 or 13.88% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,693 $ 29,528 $ 28,722 $ 2,499
$ 1,693 $ 29,528 $ 28,722 $ 2,499
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 90 $ — $ — $ —
$ 90 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Long 20 $ 2,200 $ 27
US 2 Year Note; September 2024 Long 6 1,225 5
US 5 Year Note; September 2024 Short 70 7,461 (67)
US Long Bond; September 2024 Long 54 6,389 128
Total $ 93
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .42%
iShares Russell 1000 Growth ETF 7,400 $ 2,698
Money Market Funds - 2 .54%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
14,386 14
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
16,485,058 16,485
$ 16,499
TOTAL INVESTMENT COMPANIES $ 19,197
CONVERTIBLE PREFERRED STOCKS
- 0 .07 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 154
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 96
Software - 0 .03%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 71
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 117
$ 188
TOTAL CONVERTIBLE PREFERRED STOCKS $ 438
COMMON STOCKS - 97 .05 % Shares Held Value (000's)
Advertising - 0 .02%
Trade Desk Inc/The
(d)
1,082 $ 106
Aerospace & Defense - 1 .79%
Boeing Co/The
(d)
5,906 1,075
General Electric Co 572 91
HEICO Corp 107 24
HEICO Corp - Class A 198 35
Howmet Aerospace Inc 23,990 1,863
Loar Holdings Inc
(d)
23 1
Lockheed Martin Corp 169 79
Spirit AeroSystems Holdings Inc
(d)
35 1
TransDigm Group Inc 6,618 8,455
$ 11,624
Airlines - 0 .00%
American Airlines Group Inc
(d)
117 1
Apparel - 0 .03%
Crocs Inc
(d)
28 4
Deckers Outdoor Corp
(d)
62 60
NIKE Inc 1,819 137
Skechers USA Inc
(d)
32 2
$ 203
Automobile Manufacturers - 0 .21%
Tesla Inc
(d)
6,803 1,346
Automobile Parts & Equipment - 0 .04%
Aurora Innovation Inc
(d)
88,737 246
Banks - 0 .03%
Goldman Sachs Group Inc/The 207 94
Morgan Stanley 167 16
NU Holdings Ltd/Cayman Islands
(d)
7,790 100
Popular Inc 17 2
$ 212
Beverages - 0 .19%
Boston Beer Co Inc/The
(d)
5 1
Celsius Holdings Inc
(d)
6,343 362
Coca-Cola Co/The 5,448 347
Monster Beverage Corp
(d)
1,484 74
PepsiCo Inc 2,659 439
$ 1,223
Biotechnology - 0 .47%
Alnylam Pharmaceuticals Inc
(d)
274 66
Amgen Inc 1,022 319
Apellis Pharmaceuticals Inc
(d)
255 10
Argenx SE ADR
(d)
3,341 1,437
Cerevel Therapeutics Holdings Inc
(d)
168 7
Exelixis Inc
(d)
583 13
Incyte Corp
(d)
28 2
Intra-Cellular Therapies Inc
(d)
251 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ionis Pharmaceuticals Inc
(d)
329 $ 16
Legend Biotech Corp ADR
(d)
20,783 920
Regeneron Pharmaceuticals Inc
(d)
21 22
Sarepta Therapeutics Inc
(d)
221 35
Ultragenyx Pharmaceutical Inc
(d)
199 8
Vertex Pharmaceuticals Inc
(d)
318 149
Viking Therapeutics Inc
(d)
257 14
$ 3,035
Building Materials - 0 .03%
AAON Inc 167 14
Armstrong World Industries Inc 33 4
AZEK Co Inc/The
(d)
246 10
Builders FirstSource Inc
(d)
26 4
Eagle Materials Inc 63 14
Lennox International Inc 78 42
Louisiana-Pacific Corp 109 9
Martin Marietta Materials Inc 8 4
Simpson Manufacturing Co Inc 9 1
Trane Technologies PLC 188 62
Trex Co Inc
(d)
265 20
Vulcan Materials Co 83 21
$ 205
Chemicals - 0 .05%
Celanese Corp 69 9
Chemours Co/The 31 1
Ecolab Inc 530 126
RPM International Inc 70 7
Sherwin-Williams Co/The 522 156
$ 299
Commercial Services - 3 .28%
Affirm Holdings Inc
(d)
5,816 176
Automatic Data Processing Inc 933 223
Avis Budget Group Inc 22 2
Block Inc
(d)
573 37
Booz Allen Hamilton Holding Corp 313 48
Bright Horizons Family Solutions Inc
(d)
17 2
Cintas Corp 12,630 8,844
Corpay Inc
(d)
169 45
Equifax Inc 7,314 1,773
Grand Canyon Education Inc
(d)
24 3
H&R Block Inc 68 4
Moody's Corp 386 163
Morningstar Inc 65 19
Paylocity Holding Corp
(d)
2,964 391
Quanta Services Inc 108 27
Rollins Inc 683 33
S&P Global Inc 20,808 9,280
Shift4 Payments Inc
(d)
146 11
Toast Inc
(d)
1,085 28
TransUnion 27 2
U-Haul Holding Co 106 6
U-Haul Holding Co
(d)
11 1
United Rentals Inc 39 25
Valvoline Inc
(d)
315 14
Verisk Analytics Inc 348 94
WEX Inc
(d)
10 2
WillScot Mobile Mini Holdings Corp
(d)
132 5
$ 21,258
Computers - 5 .27%
Apple Inc 155,162 32,680
Crowdstrike Holdings Inc
(d)
533 204
Dell Technologies Inc 95 13
EPAM Systems Inc
(d)
9 2
Fortinet Inc
(d)
15,571 938
Gartner Inc
(d)
184 83
Globant SA
(d)
79 14
HP Inc 578 20
KBR Inc 29 2
NetApp Inc 225 29

Schedule of Investments
LargeCap Growth Account I
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
618 $ 40
Super Micro Computer Inc
(d)
121 99
Zscaler Inc
(d)
223 43
$ 34,167
Consumer Products - 0 .02%
Avery Dennison Corp 73 16
Clorox Co/The 303 41
Kimberly-Clark Corp 340 47
$ 104
Cosmetics & Personal Care - 0 .06%
Colgate-Palmolive Co 1,094 106
elf Beauty Inc
(d)
129 27
Estee Lauder Cos Inc/The 203 22
Procter & Gamble Co/The 1,288 212
$ 367
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
1,979 107
Core & Main Inc
(d)
266 13
Fastenal Co 1,181 74
Ferguson PLC 33 7
Pool Corp 89 27
SiteOne Landscape Supply Inc
(d)
35 4
WW Grainger Inc 94 85
$ 317
Diversified Financial Services - 4 .76%
Ally Financial Inc 91 4
American Express Co 520 120
Ameriprise Financial Inc 225 96
Apollo Global Management Inc 956 113
Ares Management Corp 436 58
Blue Owl Capital Inc 1,227 22
Charles Schwab Corp/The 27,049 1,993
Coinbase Global Inc
(d)
405 90
Credit Acceptance Corp
(d)
11 6
Houlihan Lokey Inc 11 1
Jefferies Financial Group Inc 124 6
Lazard Inc 250 10
LPL Financial Holdings Inc 182 51
Mastercard Inc 44,680 19,710
SoFi Technologies Inc
(d)
398 3
TPG Inc 60 2
Tradeweb Markets Inc 13,405 1,421
UWM Holdings Corp 108 1
Visa Inc 27,115 7,117
Western Union Co/The 128 2
XP Inc 89 2
$ 30,828
Electric - 0 .02%
Constellation Energy Corp 122 24
NRG Energy Inc 213 17
Vistra Corp 842 72
$ 113
Electrical Components & Equipment - 0 .93%
Generac Holdings Inc
(d)
45,235 5,981
Universal Display Corp 54 11
$ 5,992
Electronics - 0 .85%
Amphenol Corp 81,161 5,467
Honeywell International Inc 247 53
Jabil Inc 25 3
$ 5,523
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
322 32
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 85 26
EMCOR Group Inc 44 16
TopBuild Corp
(d)
7 3
$ 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .02%
Churchill Downs Inc 166 $ 23
DraftKings Inc
(d)
1,087 42
Light & Wonder Inc
(d)
220 23
Live Nation Entertainment Inc
(d)
386 36
Madison Square Garden Sports Corp
(d)
4 1
TKO Group Holdings Inc 28 3
Vail Resorts Inc 78 14
$ 142
Environmental Control - 0 .94%
Tetra Tech Inc 26 5
Veralto Corp 61,541 5,876
Waste Management Inc 981 209
$ 6,090
Food - 0 .01%
Hershey Co/The 52 9
Lamb Weston Holdings Inc 114 10
Performance Food Group Co
(d)
55 4
Pilgrim's Pride Corp
(d)
19 1
Sysco Corp 758 54
$ 78
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 39 7
Healthcare - Products - 6 .86%
10X Genomics Inc
(d)
172 3
Align Technology Inc
(d)
23,653 5,710
Bruker Corp 164 11
Danaher Corp 7,401 1,849
Edwards Lifesciences Corp
(d)
70,405 6,503
Exact Sciences Corp
(d)
176 8
GE HealthCare Technologies Inc 98 8
IDEXX Laboratories Inc
(d)
201 98
Inspire Medical Systems Inc
(d)
70 9
Insulet Corp
(d)
170 34
Intuitive Surgical Inc
(d)
41,367 18,402
Masimo Corp
(d)
56 7
Natera Inc
(d)
276 30
Penumbra Inc
(d)
3,110 560
Repligen Corp
(d)
21 3
ResMed Inc 99 19
Stryker Corp 14,663 4,989
Thermo Fisher Scientific Inc 11,121 6,150
Waters Corp
(d)
89 26
West Pharmaceutical Services Inc 109 36
$ 44,455
Healthcare - Services - 1 .59%
Chemed Corp 4 2
DaVita Inc
(d)
129 18
Elevance Health Inc 91 49
Fortrea Holdings Inc
(d)
30 1
HCA Healthcare Inc 115 37
Humana Inc 2,171 811
IQVIA Holdings Inc
(d)
51 11
Medpace Holdings Inc
(d)
62 26
Molina Healthcare Inc
(d)
89 26
UnitedHealth Group Inc 18,260 9,299
$ 10,280
Home Furnishings - 0 .00%
SharkNinja Inc 32 2
Tempur Sealy International Inc 410 20
$ 22
Insurance - 1 .59%
Allstate Corp/The 100 16
Arthur J Gallagher & Co 36 9
Brown & Brown Inc 257 23
Equitable Holdings Inc 799 33
Everest Group Ltd 17 6
Kinsale Capital Group Inc 53 20
Markel Group Inc
(d)
7 11

Schedule of Investments
LargeCap Growth Account I
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 167 $ 35
Progressive Corp/The 48,912 10,160
RLI Corp 7 1
Ryan Specialty Holdings Inc 250 15
$ 10,329
Internet - 18 .71%
Airbnb Inc
(d)
1,070 162
Alphabet Inc - A Shares 126,886 23,112
Alphabet Inc - C Shares 72,045 13,215
Amazon.com Inc
(d)
214,747 41,500
Booking Holdings Inc 1,112 4,405
CDW Corp/DE 167 37
Coupang Inc
(d)
111,841 2,343
DoorDash Inc - Class A
(d)
740 80
Etsy Inc
(d)
185 11
Expedia Group Inc
(d)
309 39
GoDaddy Inc
(d)
345 48
Lyft Inc
(d)
610 9
MercadoLibre Inc
(d)
573 942
Meta Platforms Inc 33,525 16,904
Netflix Inc
(d)
6,944 4,686
Okta Inc
(d)
168 16
Palo Alto Networks Inc
(d)
753 255
Pinterest Inc
(d)
1,449 64
Roku Inc
(d)
39 2
Shopify Inc
(d)
32,340 2,136
Spotify Technology SA
(d)
5,402 1,695
TripAdvisor Inc
(d)
40 1
Trump Media & Technology Group Corp
(d)
88 3
Uber Technologies Inc
(d)
131,718 9,574
VeriSign Inc
(d)
12 2
$ 121,241
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
374 6
Leisure Products & Services - 0 .01%
Norwegian Cruise Line Holdings Ltd
(d)
1,047 20
Planet Fitness Inc
(d)
115 9
Royal Caribbean Cruises Ltd
(d)
201 32
YETI Holdings Inc
(d)
64 2
$ 63
Lodging - 1 .68%
Choice Hotels International Inc
(g)
61 7
Hilton Worldwide Holdings Inc 49,721 10,849
Hyatt Hotels Corp 15 2
Las Vegas Sands Corp 875 39
Wyndham Hotels & Resorts Inc 20 2
Wynn Resorts Ltd 21 2
$ 10,901
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 40 4
Caterpillar Inc 171 57
Vertiv Holdings Co 875 75
$ 136
Machinery - Diversified - 0 .73%
Cognex Corp 22 1
IDEX Corp 6,340 1,276
Ingersoll Rand Inc 37,951 3,447
Rockwell Automation Inc 26 7
$ 4,731
Media - 0 .01%
FactSet Research Systems Inc 34 14
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
58 3
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
20 1
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
170 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 27 $ 5
$ 36
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 63 10
Mining - 0 .00%
Southern Copper Corp 205 22
Miscellaneous Manufacturers - 0 .02%
3M Co 251 26
Axon Enterprise Inc
(d)
175 51
Carlisle Cos Inc 15 6
Illinois Tool Works Inc 273 65
$ 148
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
26 8
Oil & Gas - 0 .02%
Civitas Resources Inc 67 5
Hess Corp 442 65
Matador Resources Co 21 1
Permian Resources Corp 327 5
Texas Pacific Land Corp 45 33
Viper Energy Inc 65 2
Weatherford International PLC
(d)
176 22
$ 133
Oil & Gas Services - 0 .29%
Schlumberger NV 40,110 1,892
Packaging & Containers - 0 .00%
Sealed Air Corp 22 1
Pharmaceuticals - 4 .47%
AbbVie Inc 1,875 322
Becton Dickinson & Co 12,260 2,865
Cardinal Health Inc 353 35
Cencora Inc 411 93
Cigna Group/The 17,131 5,663
Dexcom Inc
(d)
967 110
Eli Lilly & Co 10,332 9,354
McKesson Corp 138 81
Merck & Co Inc 6,211 769
Neurocrine Biosciences Inc
(d)
243 33
Zoetis Inc 55,622 9,642
$ 28,967
Pipelines - 0 .02%
Antero Midstream Corp 271 4
Cheniere Energy Inc 289 51
New Fortress Energy Inc
(g)
86 2
Targa Resources Corp 537 69
$ 126
Private Equity - 0 .04%
Blackstone Inc 1,746 216
KKR & Co Inc 474 50
$ 266
Real Estate - 1 .16%
CoStar Group Inc
(d)
101,530 7,528
Jones Lang LaSalle Inc
(d)
35 7
$ 7,535
REITs - 0 .05%
American Tower Corp 1,143 222
Equinix Inc 13 10
Iron Mountain Inc 406 36
Lamar Advertising Co 55 7
Public Storage 60 17
Simon Property Group Inc 202 31
$ 323
Retail - 3 .71%
AutoZone Inc
(d)
39 116
Burlington Stores Inc
(d)
155 37
CarMax Inc
(d)
29 2
Carvana Co
(d)
90 12

Schedule of Investments
LargeCap Growth Account I
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 15 $ 6
Cava Group Inc
(d)
184 17
Chipotle Mexican Grill Inc
(d)
44,745 2,804
Costco Wholesale Corp 16,361 13,906
Darden Restaurants Inc 153 23
Dick's Sporting Goods Inc 10 2
Dollar General Corp 13,462 1,780
Domino's Pizza Inc 31 16
Dutch Bros Inc
(d)
88 4
Five Below Inc
(d)
107 12
Floor & Decor Holdings Inc
(d)
95 9
Freshpet Inc
(d)
31 4
Home Depot Inc/The 1,939 667
Lululemon Athletica Inc
(d)
295 88
McDonald's Corp 114 29
Murphy USA Inc 46 22
O'Reilly Automotive Inc
(d)
132 139
RH
(d)
9 2
Ross Stores Inc 26,002 3,778
Starbucks Corp 2,155 168
Texas Roadhouse Inc 159 27
TJX Cos Inc/The 1,641 181
Tractor Supply Co 263 71
Ulta Beauty Inc
(d)
103 40
Wendy's Co/The 209 4
Williams-Sonoma Inc 92 26
Wingstop Inc 70 30
Yum! Brands Inc 266 35
$ 24,057
Semiconductors - 11 .51%
Advanced Micro Devices Inc
(d)
11,552 1,874
Applied Materials Inc 1,871 441
ASML Holding NV - NY Reg Shares 4,101 4,194
Astera Labs Inc
(d)
12 1
Broadcom Inc 1,113 1,787
Entegris Inc 368 50
KLA Corp 329 271
Lam Research Corp 319 340
Lattice Semiconductor Corp
(d)
290 17
Marvell Technology Inc 105,585 7,380
MKS Instruments Inc 9 1
Monolithic Power Systems Inc 114 94
NVIDIA Corp 423,983 52,378
NXP Semiconductors NV 18,950 5,099
Onto Innovation Inc
(d)
30 7
QUALCOMM Inc 2,565 511
Teradyne Inc 340 50
Texas Instruments Inc 271 53
$ 74,548
Software - 25 .15%
Adobe Inc
(d)
26,354 14,640
Appfolio Inc
(d)
53 13
AppLovin Corp
(d)
641 53
Atlassian Corp
(d)
49,981 8,841
Autodesk Inc
(d)
34,597 8,562
Bentley Systems Inc 344 17
BILL Holdings Inc
(d)
62 3
Broadridge Financial Solutions Inc 261 51
Cadence Design Systems Inc
(d)
26,421 8,131
Cloudflare Inc
(d)
733 61
Confluent Inc
(d)
591 17
Datadog Inc
(d)
731 95
Dayforce Inc
(d)
42 2
DocuSign Inc
(d)
496 27
DoubleVerify Holdings Inc
(d)
201 4
Doximity Inc
(d)
27 1
Dropbox Inc - A Shares
(d)
187 4
Duolingo Inc
(d)
89 19
Dynatrace Inc
(d)
32,253 1,443
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Elastic NV
(d)
198 $ 23
Fair Isaac Corp
(d)
1,610 2,396
Fiserv Inc
(d)
51,352 7,654
Five9 Inc
(d)
173 8
Gitlab Inc
(d)
289 14
Guidewire Software Inc
(d)
91 13
HashiCorp Inc
(d)
183 6
HubSpot Inc
(d)
119 70
Intuit Inc 31,690 20,827
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
149 37
Microsoft Corp 136,122 60,840
MicroStrategy Inc
(d)
2 3
MongoDB Inc
(d)
1,567 391
MSCI Inc 108 52
nCino Inc
(d)
124 4
Nutanix Inc
(d)
168 10
Oracle Corp 3,846 543
Palantir Technologies Inc
(d)
4,925 125
Paychex Inc 284 34
Paycom Software Inc 80 11
Paycor HCM Inc
(d)
82 1
Pegasystems Inc 101 6
Procore Technologies Inc
(d)
257 17
PTC Inc
(d)
175 32
RingCentral Inc
(d)
200 6
ROBLOX Corp
(d)
1,250 46
Salesforce Inc 1,946 500
SentinelOne Inc
(d)
82 2
ServiceNow Inc
(d)
20,754 16,327
Smartsheet Inc
(d)
306 13
Snowflake Inc - Class A
(d)
773 104
Stripe Inc - Class B
(d),(e),(f)
5,754 150
Synopsys Inc
(d)
372 221
Teradata Corp
(d)
247 9
Twilio Inc
(d)
75 4
Tyler Technologies Inc
(d)
88 44
UiPath Inc
(d)
817 10
Unity Software Inc
(d)
322 5
Veeva Systems Inc
(d)
24,626 4,507
Workday Inc
(d)
26,384 5,899
$ 162,948
Telecommunications - 0 .27%
Arista Networks Inc
(d)
630 221
Iridium Communications Inc 28 1
Motorola Solutions Inc 193 74
T-Mobile US Inc 8,216 1,447
Ubiquiti Inc 5 1
$ 1,744
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 297 17
Transportation - 0 .05%
Expeditors International of Washington Inc 56 7
Old Dominion Freight Line Inc 480 85
Saia Inc
(d)
37 17
Union Pacific Corp 715 162
XPO Inc
(d)
279 30
$ 301
TOTAL COMMON STOCKS $ 628,809
Total Investments $ 648,444
Other Assets and Liabilities -  (0.08)% (500)
TOTAL NET ASSETS - 100.00% $ 647,944

Schedule of Investments
LargeCap Growth Account I
June 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12 or 0.00% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 14,881 $ 73,018 $ 71,414 $ 16,485
$ 14,881 $ 73,018 $ 71,414 $ 16,485
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 380 $ — $ — $ —
$ 380 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 71 0.01%
Rappi Inc - Series E   0.00% 09/08/2020 306 117 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 96 0.02%
Stripe Inc - Class B 12/17/2019 90 150 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 154 0.02%
Total $ 588 0.09%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 10 $ 2,761 $ 8
Total $ 8
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P 500 ETF 15,016 $ 8,217
Money Market Funds - 1 .93%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
54,535,805 54,536
TOTAL INVESTMENT COMPANIES $ 62,753
COMMON STOCKS - 97 .87 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 22,739 $ 662
Omnicom Group Inc 11,798 1,058
$ 1,720
Aerospace & Defense - 1 .67%
Boeing Co/The
(c)
34,764 6,327
General Dynamics Corp 13,697 3,974
General Electric Co 65,945 10,483
Howmet Aerospace Inc 23,362 1,814
L3Harris Technologies Inc 11,427 2,566
Lockheed Martin Corp 12,867 6,010
Northrop Grumman Corp 8,381 3,654
RTX Corp 80,097 8,041
TransDigm Group Inc 3,371 4,307
$ 47,176
Agriculture - 0 .60%
Altria Group Inc 103,482 4,713
Archer-Daniels-Midland Co 29,788 1,801
Bunge Global SA 8,531 911
Philip Morris International Inc 93,656 9,490
$ 16,915
Airlines - 0 .15%
American Airlines Group Inc
(c)
39,526 448
Delta Air Lines Inc 38,876 1,844
Southwest Airlines Co 36,053 1,031
United Airlines Holdings Inc
(c)
19,808 964
$ 4,287
Apparel - 0 .28%
Deckers Outdoor Corp
(c)
1,548 1,498
NIKE Inc 72,987 5,501
Ralph Lauren Corp 2,351 412
Tapestry Inc 13,842 592
$ 8,003
Automobile Manufacturers - 1 .59%
Cummins Inc 8,239 2,282
Ford Motor Co 236,254 2,963
General Motors Co 68,739 3,194
PACCAR Inc 31,576 3,250
Tesla Inc
(c)
167,159 33,077
$ 44,766
Automobile Parts & Equipment - 0 .06%
Aptiv PLC
(c)
16,391 1,154
BorgWarner Inc 13,726 443
$ 1,597
Banks - 3 .90%
Bank of America Corp 409,902 16,302
Bank of New York Mellon Corp/The 45,054 2,698
Citigroup Inc 114,916 7,293
Citizens Financial Group Inc 27,414 988
Fifth Third Bancorp 41,209 1,504
Goldman Sachs Group Inc/The 19,428 8,788
Huntington Bancshares Inc/OH 87,275 1,150
JPMorgan Chase & Co 173,009 34,993
KeyCorp 56,803 807
M&T Bank Corp 10,051 1,521
Morgan Stanley 75,392 7,327
Northern Trust Corp 12,326 1,035
PNC Financial Services Group Inc/The 23,972 3,727
Regions Financial Corp 55,175 1,106
State Street Corp 18,150 1,343
Truist Financial Corp 80,614 3,132
US Bancorp 94,011 3,732
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 210,039 $ 12,474
$ 109,920
Beverages - 1 .29%
Brown-Forman Corp - B Shares 10,785 466
Coca-Cola Co/The 233,585 14,868
Constellation Brands Inc 9,699 2,495
Keurig Dr Pepper Inc 62,883 2,100
Molson Coors Beverage Co 10,955 557
Monster Beverage Corp
(c)
42,733 2,135
PepsiCo Inc 82,823 13,660
$ 36,281
Biotechnology - 1 .31%
Amgen Inc 32,318 10,098
Biogen Inc
(c)
8,771 2,033
Bio-Rad Laboratories Inc
(c)
1,229 336
Corteva Inc 41,991 2,265
Gilead Sciences Inc 75,059 5,150
Incyte Corp
(c)
11,228 681
Moderna Inc
(c)
20,086 2,385
Regeneron Pharmaceuticals Inc
(c)
6,390 6,716
Vertex Pharmaceuticals Inc
(c)
15,547 7,287
$ 36,951
Building Materials - 0 .59%
Builders FirstSource Inc
(c)
7,353 1,018
Carrier Global Corp 50,481 3,184
Johnson Controls International plc 40,587 2,698
Martin Marietta Materials Inc 3,715 2,013
Masco Corp 13,267 884
Mohawk Industries Inc
(c)
3,193 363
Trane Technologies PLC 13,637 4,486
Vulcan Materials Co 7,968 1,981
$ 16,627
Chemicals - 1 .31%
Air Products and Chemicals Inc 13,395 3,457
Albemarle Corp 7,080 676
Celanese Corp 6,053 817
CF Industries Holdings Inc 11,012 816
Dow Inc 42,364 2,247
DuPont de Nemours Inc 25,190 2,028
Eastman Chemical Co 7,087 694
Ecolab Inc 15,312 3,644
FMC Corp 7,517 433
International Flavors & Fragrances Inc 15,382 1,465
Linde PLC 28,963 12,709
LyondellBasell Industries NV 15,497 1,482
Mosaic Co/The 19,363 560
PPG Industries Inc 14,179 1,785
Sherwin-Williams Co/The 14,054 4,194
$ 37,007
Commercial Services - 1 .37%
Automatic Data Processing Inc 24,659 5,886
Cintas Corp 5,196 3,638
Corpay Inc
(c)
4,234 1,128
Equifax Inc 7,447 1,806
Global Payments Inc 15,378 1,487
MarketAxess Holdings Inc 2,282 458
Moody's Corp 9,461 3,982
PayPal Holdings Inc
(c)
63,021 3,657
Quanta Services Inc 8,818 2,241
Rollins Inc 16,918 825
S&P Global Inc 19,286 8,602
United Rentals Inc 4,013 2,595
Verisk Analytics Inc 8,595 2,317
$ 38,622
Computers - 8 .07%
Accenture PLC - Class A 37,878 11,493
Apple Inc 868,398 182,902
Cognizant Technology Solutions Corp 29,955 2,037

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
13,896 $ 5,325
EPAM Systems Inc
(c)
3,492 657
Fortinet Inc
(c)
38,200 2,302
Gartner Inc
(c)
4,678 2,101
Hewlett Packard Enterprise Co 78,338 1,658
HP Inc 51,996 1,821
International Business Machines Corp 55,341 9,571
Leidos Holdings Inc 8,146 1,188
NetApp Inc 12,432 1,601
Seagate Technology Holdings PLC 11,764 1,215
Super Micro Computer Inc
(c)
3,035 2,487
Western Digital Corp
(c)
19,670 1,490
$ 227,848
Consumer Products - 0 .23%
Avery Dennison Corp 4,851 1,061
Church & Dwight Co Inc 14,732 1,527
Clorox Co/The 7,481 1,021
Kimberly-Clark Corp 20,285 2,803
$ 6,412
Cosmetics & Personal Care - 1 .13%
Colgate-Palmolive Co 49,429 4,796
Estee Lauder Cos Inc/The 14,035 1,493
Kenvue Inc 115,386 2,098
Procter & Gamble Co/The
(d)
142,189 23,450
$ 31,837
Distribution & Wholesale - 0 .31%
Copart Inc
(c)
52,710 2,855
Fastenal Co 34,492 2,168
LKQ Corp 16,073 668
Pool Corp 2,309 710
WW Grainger Inc 2,636 2,378
$ 8,779
Diversified Financial Services - 3 .26%
American Express Co 34,235 7,927
Ameriprise Financial Inc 5,985 2,557
BlackRock Inc 8,417 6,627
Capital One Financial Corp 23,020 3,187
Cboe Global Markets Inc 6,335 1,077
Charles Schwab Corp/The 89,941 6,628
CME Group Inc 21,692 4,265
Discover Financial Services 15,097 1,975
Franklin Resources Inc 18,086 404
Intercontinental Exchange Inc 34,555 4,730
Invesco Ltd 27,087 405
Mastercard Inc 49,464 21,822
Nasdaq Inc 22,923 1,381
Raymond James Financial Inc 11,239 1,389
Synchrony Financial 24,192 1,142
T Rowe Price Group Inc 13,453 1,551
Visa Inc 94,838 24,892
$ 91,959
Electric - 2 .09%
AES Corp/The 42,813 752
Alliant Energy Corp 15,444 786
Ameren Corp 16,064 1,142
American Electric Power Co Inc 31,756 2,786
CenterPoint Energy Inc 38,540 1,194
CMS Energy Corp 17,990 1,071
Consolidated Edison Inc 20,834 1,863
Constellation Energy Corp 18,991 3,803
Dominion Energy Inc 50,498 2,474
DTE Energy Co 12,467 1,384
Duke Energy Corp 46,495 4,660
Edison International 23,179 1,665
Entergy Corp 12,864 1,377
Evergy Inc 13,843 733
Eversource Energy 21,220 1,203
Exelon Corp 60,246 2,085
FirstEnergy Corp 31,203 1,194
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 123,777 $ 8,765
NRG Energy Inc 12,560 978
PG&E Corp 128,747 2,248
Pinnacle West Capital Corp 6,840 522
PPL Corp 44,445 1,229
Public Service Enterprise Group Inc 30,008 2,212
Sempra 38,125 2,900
Southern Co/The 65,873 5,110
Vistra Corp 19,677 1,692
WEC Energy Group Inc 19,026 1,493
Xcel Energy Inc 33,474 1,788
$ 59,109
Electrical Components & Equipment - 0 .50%
AMETEK Inc 13,944 2,324
Eaton Corp PLC 24,086 7,552
Emerson Electric Co 34,465 3,797
Generac Holdings Inc
(c)
3,652 483
$ 14,156
Electronics - 0 .91%
Allegion plc 5,268 623
Amphenol Corp 72,367 4,875
Fortive Corp 21,207 1,572
Garmin Ltd 9,257 1,508
Honeywell International Inc 39,232 8,378
Hubbell Inc 3,232 1,181
Jabil Inc 7,265 790
Keysight Technologies Inc
(c)
10,516 1,438
Mettler-Toledo International Inc
(c)
1,288 1,800
TE Connectivity Ltd 18,449 2,775
Trimble Inc
(c)
14,713 823
$ 25,763
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
8,196 817
First Solar Inc
(c)
6,448 1,454
$ 2,271
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 7,544 1,054
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
13,037 518
Live Nation Entertainment Inc
(c)
8,581 804
$ 1,322
Environmental Control - 0 .32%
Pentair PLC 10,001 767
Republic Services Inc 12,332 2,397
Veralto Corp 13,235 1,263
Waste Management Inc 21,990 4,691
$ 9,118
Food - 0 .75%
Campbell Soup Co 11,855 536
Conagra Brands Inc 28,804 819
General Mills Inc 34,012 2,152
Hershey Co/The 8,894 1,635
Hormel Foods Corp 17,487 533
J M Smucker Co/The 6,395 697
Kellanova 15,860 915
Kraft Heinz Co/The 47,553 1,532
Kroger Co/The 40,326 2,013
Lamb Weston Holdings Inc 8,698 731
McCormick & Co Inc/MD 15,164 1,076
Mondelez International Inc 80,813 5,288
Sysco Corp 29,999 2,142
Tyson Foods Inc 17,231 985
$ 21,054
Forest Products & Paper - 0 .03%
International Paper Co 20,924 903

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 9,089 $ 1,060
NiSource Inc 27,007 778
$ 1,838
Hand & Machine Tools - 0 .06%
Snap-on Inc 3,176 830
Stanley Black & Decker Inc 9,269 741
$ 1,571
Healthcare - Products - 3 .10%
Abbott Laboratories 104,805 10,890
Agilent Technologies Inc 17,657 2,289
Align Technology Inc
(c)
4,218 1,018
Baxter International Inc 30,698 1,027
Bio-Techne Corp 9,493 680
Boston Scientific Corp
(c)
88,572 6,821
Cooper Cos Inc/The 11,975 1,045
Danaher Corp 39,714 9,923
Edwards Lifesciences Corp
(c)
36,305 3,354
GE HealthCare Technologies Inc 25,573 1,993
Hologic Inc
(c)
14,060 1,044
IDEXX Laboratories Inc
(c)
4,976 2,424
Insulet Corp
(c)
4,219 851
Intuitive Surgical Inc
(c)
21,370 9,506
Medtronic PLC 79,998 6,297
ResMed Inc 8,850 1,694
Revvity Inc 7,435 780
Solventum Corp
(c)
8,326 440
STERIS PLC 5,952 1,307
Stryker Corp 20,426 6,950
Teleflex Inc 2,837 597
Thermo Fisher Scientific Inc 22,998 12,718
Waters Corp
(c)
3,572 1,036
West Pharmaceutical Services Inc 4,389 1,446
Zimmer Biomet Holdings Inc 12,394 1,345
$ 87,475
Healthcare - Services - 1 .85%
Catalent Inc
(c)
10,902 613
Centene Corp
(c)
32,151 2,132
Charles River Laboratories International Inc
(c)
3,103 641
DaVita Inc
(c)
3,117 432
Elevance Health Inc 14,004 7,588
HCA Healthcare Inc 11,677 3,751
Humana Inc 7,260 2,713
IQVIA Holdings Inc
(c)
10,977 2,321
Labcorp Holdings Inc 5,078 1,033
Molina Healthcare Inc
(c)
3,529 1,049
Quest Diagnostics Inc 6,692 916
UnitedHealth Group Inc 55,451 28,239
Universal Health Services Inc 3,595 665
$ 52,093
Home Builders - 0 .27%
DR Horton Inc 17,856 2,517
Lennar Corp - A Shares 14,752 2,211
NVR Inc
(c)
190 1,442
PulteGroup Inc 12,674 1,395
$ 7,565
Insurance - 3 .56%
Aflac Inc 31,152 2,782
Allstate Corp/The 15,899 2,539
American International Group Inc 39,984 2,968
Aon PLC 13,098 3,845
Arch Capital Group Ltd
(c)
22,528 2,273
Arthur J Gallagher & Co 13,163 3,413
Assurant Inc 3,129 520
Berkshire Hathaway Inc - Class B
(c)
109,069 44,369
Brown & Brown Inc 14,263 1,275
Chubb Ltd 24,463 6,240
Cincinnati Financial Corp 9,432 1,114
Everest Group Ltd 2,617 997
Globe Life Inc 5,059 416
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 17,818 $ 1,792
Loews Corp 10,938 818
Marsh & McLennan Cos Inc 29,684 6,255
MetLife Inc 35,988 2,526
Principal Financial Group Inc 12,991 1,019
Progressive Corp/The 35,285 7,329
Prudential Financial Inc 21,629 2,535
Travelers Cos Inc/The 13,795 2,805
W R Berkley Corp 12,168 956
Willis Towers Watson PLC 6,159 1,615
$ 100,401
Internet - 12 .26%
Airbnb Inc
(c)
26,597 4,033
Alphabet Inc - A Shares 353,889 64,461
Alphabet Inc - C Shares 294,413 54,001
Amazon.com Inc
(c)
551,726 106,621
Booking Holdings Inc 2,045 8,101
CDW Corp/DE 8,096 1,812
eBay Inc 30,485 1,638
Etsy Inc
(c)
7,044 416
Expedia Group Inc
(c)
7,648 964
F5 Inc
(c)
3,531 608
Gen Digital Inc 33,197 829
GoDaddy Inc
(c)
8,490 1,186
Match Group Inc
(c)
16,005 486
Meta Platforms Inc 132,029 66,572
Netflix Inc
(c)
25,962 17,521
Palo Alto Networks Inc
(c)
19,464 6,599
Uber Technologies Inc
(c)
125,885 9,149
VeriSign Inc
(c)
5,221 928
$ 345,925
Iron & Steel - 0 .12%
Nucor Corp 14,445 2,284
Steel Dynamics Inc 8,899 1,152
$ 3,436
Leisure Products & Services - 0 .14%
Carnival Corp
(c)
60,853 1,139
Norwegian Cruise Line Holdings Ltd
(c)
25,846 486
Royal Caribbean Cruises Ltd
(c)
14,263 2,274
$ 3,899
Lodging - 0 .32%
Hilton Worldwide Holdings Inc 15,064 3,287
Las Vegas Sands Corp 21,994 973
Marriott International Inc/MD 14,454 3,495
MGM Resorts International
(c)
15,118 672
Wynn Resorts Ltd 5,689 509
$ 8,936
Machinery - Construction & Mining - 0 .45%
Caterpillar Inc 29,464 9,814
GE Vernova Inc
(c)
16,511 2,832
$ 12,646
Machinery - Diversified - 0 .68%
Deere & Co 15,596 5,827
Dover Corp 8,279 1,494
IDEX Corp 4,559 917
Ingersoll Rand Inc 24,306 2,208
Nordson Corp 3,272 759
Otis Worldwide Corp 24,359 2,345
Rockwell Automation Inc 6,869 1,891
Westinghouse Air Brake Technologies Corp 10,627 1,679
Xylem Inc/NY 14,605 1,981
$ 19,101
Media - 0 .91%
Charter Communications Inc
(c)
5,900 1,764
Comcast Corp - Class A 235,816 9,235
FactSet Research Systems Inc 2,297 938
Fox Corp - A Shares 13,926 479
Fox Corp - B Shares 7,949 255

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 22,846 $ 630
News Corp - B Shares 6,908 196
Paramount Global - Class B 29,782 309
Walt Disney Co/The 109,833 10,905
Warner Bros Discovery Inc
(c)
134,335 999
$ 25,710
Mining - 0 .25%
Freeport-McMoRan Inc 86,542 4,206
Newmont Corp 69,471 2,909
$ 7,115
Miscellaneous Manufacturers - 0 .54%
3M Co 33,336 3,407
A O Smith Corp 7,277 595
Axon Enterprise Inc
(c)
4,273 1,257
Illinois Tool Works Inc 16,359 3,876
Parker-Hannifin Corp 7,744 3,917
Teledyne Technologies Inc
(c)
2,856 1,108
Textron Inc 11,489 987
$ 15,147
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
3,097 957
Oil & Gas - 2 .93%
APA Corp 21,692 639
Chevron Corp 103,261 16,152
ConocoPhillips 70,461 8,059
Coterra Energy Inc 44,838 1,196
Devon Energy Corp 38,076 1,805
Diamondback Energy Inc 10,745 2,151
EOG Resources Inc 34,624 4,358
EQT Corp 26,602 984
Exxon Mobil Corp 270,262 31,113
Hess Corp 16,650 2,456
Marathon Oil Corp 33,982 974
Marathon Petroleum Corp 21,226 3,682
Occidental Petroleum Corp 40,061 2,525
Phillips 66 25,542 3,606
Valero Energy Corp 19,701 3,088
$ 82,788
Oil & Gas Services - 0 .28%
Baker Hughes Co 60,127 2,114
Halliburton Co 53,337 1,802
Schlumberger NV 86,111 4,063
$ 7,979
Packaging & Containers - 0 .13%
Amcor PLC 87,095 852
Ball Corp 18,699 1,122
Packaging Corp of America 5,370 980
Westrock Co 15,551 782
$ 3,736
Pharmaceuticals - 5 .23%
AbbVie Inc 106,388 18,248
Becton Dickinson & Co 17,409 4,069
Bristol-Myers Squibb Co 122,126 5,072
Cardinal Health Inc 14,673 1,443
Cencora Inc 9,974 2,247
Cigna Group/The 17,115 5,658
CVS Health Corp 75,632 4,467
Dexcom Inc
(c)
23,958 2,716
Eli Lilly & Co 48,097 43,546
Henry Schein Inc
(c)
7,714 494
Johnson & Johnson 144,994 21,192
McKesson Corp 7,832 4,574
Merck & Co Inc 152,594 18,891
Pfizer Inc 341,391 9,552
Viatris Inc 71,734 762
Zoetis Inc 27,490 4,766
$ 147,697
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .35%
Kinder Morgan Inc 116,328 $ 2,312
ONEOK Inc 35,161 2,867
Targa Resources Corp 13,357 1,720
Williams Cos Inc/The 73,425 3,121
$ 10,020
Private Equity - 0 .34%
Blackstone Inc 43,055 5,330
KKR & Co Inc 40,096 4,220
$ 9,550
Real Estate - 0 .12%
CBRE Group Inc
(c)
18,168 1,619
CoStar Group Inc
(c)
24,601 1,824
$ 3,443
REITs - 1 .99%
Alexandria Real Estate Equities Inc 9,482 1,109
American Tower Corp 28,133 5,468
AvalonBay Communities Inc 8,553 1,770
BXP Inc 8,698 535
Camden Property Trust 6,418 700
Crown Castle Inc 26,177 2,557
Digital Realty Trust Inc 19,550 2,973
Equinix Inc 5,718 4,326
Equity Residential 20,777 1,441
Essex Property Trust Inc 3,868 1,053
Extra Space Storage Inc 12,755 1,982
Federal Realty Investment Trust 4,497 454
Healthpeak Properties Inc 42,401 831
Host Hotels & Resorts Inc 42,477 764
Invitation Homes Inc 34,687 1,245
Iron Mountain Inc 17,658 1,583
Kimco Realty Corp 40,206 782
Mid-America Apartment Communities Inc 7,037 1,004
Prologis Inc 55,778 6,264
Public Storage 9,528 2,741
Realty Income Corp 52,460 2,771
Regency Centers Corp 9,907 616
SBA Communications Corp 6,473 1,271
Simon Property Group Inc 19,639 2,981
UDR Inc 18,251 751
Ventas Inc 24,384 1,250
VICI Properties Inc 62,846 1,800
Welltower Inc 36,020 3,755
Weyerhaeuser Co 43,921 1,247
$ 56,024
Retail - 4 .52%
AutoZone Inc
(c)
1,043 3,092
Bath & Body Works Inc 13,475 526
Best Buy Co Inc 11,599 978
CarMax Inc
(c)
9,482 695
Chipotle Mexican Grill Inc
(c)
82,750 5,184
Costco Wholesale Corp 26,721 22,713
Darden Restaurants Inc 7,191 1,088
Dollar General Corp 13,234 1,750
Dollar Tree Inc
(c)
12,484 1,333
Domino's Pizza Inc 2,103 1,086
Genuine Parts Co 8,392 1,161
Home Depot Inc/The 59,707 20,553
Lowe's Cos Inc 34,472 7,600
Lululemon Athletica Inc
(c)
6,903 2,062
McDonald's Corp 43,418 11,065
O'Reilly Automotive Inc
(c)
3,549 3,748
Ross Stores Inc 20,201 2,936
Starbucks Corp 68,240 5,312
Target Corp 27,870 4,126
TJX Cos Inc/The 68,230 7,512
Tractor Supply Co 6,495 1,754
Ulta Beauty Inc
(c)
2,888 1,114
Walgreens Boots Alliance Inc 43,132 522
Walmart Inc 257,355 17,425

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 16,967 $ 2,247
$ 127,582
Semiconductors - 11 .69%
Advanced Micro Devices Inc
(c)
97,376 15,795
Analog Devices Inc 29,879 6,820
Applied Materials Inc 50,059 11,813
Broadcom Inc 26,245 42,137
Intel Corp 256,468 7,943
KLA Corp 8,113 6,689
Lam Research Corp 7,877 8,388
Microchip Technology Inc 32,556 2,979
Micron Technology Inc 66,713 8,775
Monolithic Power Systems Inc 2,933 2,410
NVIDIA Corp 1,481,966 183,082
NXP Semiconductors NV 15,404 4,145
ON Semiconductor Corp
(c)
25,919 1,777
Qorvo Inc
(c)
5,818 675
QUALCOMM Inc 67,354 13,416
Skyworks Solutions Inc 9,666 1,030
Teradyne Inc 9,405 1,395
Texas Instruments Inc 54,851 10,670
$ 329,939
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,376 585
Software - 10 .92%
Adobe Inc
(c)
26,992 14,995
Akamai Technologies Inc
(c)
9,175 827
ANSYS Inc
(c)
5,259 1,691
Autodesk Inc
(c)
12,889 3,189
Broadridge Financial Solutions Inc 7,119 1,402
Cadence Design Systems Inc
(c)
16,394 5,045
Dayforce Inc
(c)
9,511 472
Electronic Arts Inc 14,660 2,043
Fair Isaac Corp
(c)
1,490 2,218
Fidelity National Information Services Inc 33,513 2,526
Fiserv Inc
(c)
35,250 5,254
Intuit Inc 16,869 11,087
Jack Henry & Associates Inc 4,390 729
Microsoft Corp 447,771 200,131
MSCI Inc 4,773 2,299
Oracle Corp 96,041 13,561
Paychex Inc 19,301 2,288
Paycom Software Inc 2,895 414
PTC Inc
(c)
7,213 1,310
Roper Technologies Inc 6,449 3,635
Salesforce Inc 58,513 15,044
ServiceNow Inc
(c)
12,352 9,717
Synopsys Inc
(c)
9,191 5,469
Take-Two Interactive Software Inc
(c)
9,566 1,487
Tyler Technologies Inc
(c)
2,558 1,286
$ 308,119
Telecommunications - 1 .68%
Arista Networks Inc
(c)
15,291 5,359
AT&T Inc 431,976 8,255
Cisco Systems Inc 243,950 11,590
Corning Inc 46,446 1,804
Juniper Networks Inc 19,577 714
Motorola Solutions Inc 10,047 3,879
T-Mobile US Inc 31,064 5,473
Verizon Communications Inc 253,592 10,458
$ 47,532
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 7,883 461
Transportation - 1 .05%
CH Robinson Worldwide Inc 7,053 621
CSX Corp 117,778 3,940
Expeditors International of Washington Inc 8,510 1,062
FedEx Corp 13,640 4,090
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 4,913 $ 786
Norfolk Southern Corp 13,610 2,922
Old Dominion Freight Line Inc 10,734 1,896
Union Pacific Corp 36,757 8,317
United Parcel Service Inc 43,942 6,013
$ 29,647
Water - 0 .05%
American Water Works Co Inc 11,737 1,516
TOTAL COMMON STOCKS $ 2,761,890
Total Investments $ 2,824,643
Other Assets and Liabilities -  (0.10)% (2,682)
TOTAL NET ASSETS - 100.00% $ 2,821,961
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$10,200 or 0.36% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 37,544 $ 290,208 $ 273,216 $ 54,536
$ 37,544 $ 290,208 $ 273,216 $ 54,536
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,041 $ — $ — $ —
$ 1,041 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 197 $ 54,387 $ 121
Total $ 121
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .33 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .85%
iShares Core S&P 500 ETF 2,616 $ 1,432
Money Market Funds - 6 .48%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
10,840,262 10,840
TOTAL INVESTMENT COMPANIES $ 12,272
COMMON STOCKS - 92 .23 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 1,271 $ 37
Omnicom Group Inc 659 59
$ 96
Aerospace & Defense - 1 .57%
Boeing Co/The
(c)
1,941 353
General Dynamics Corp 764 222
General Electric Co 3,684 586
Howmet Aerospace Inc 1,306 101
L3Harris Technologies Inc 638 143
Lockheed Martin Corp 720 336
Northrop Grumman Corp 469 205
RTX Corp 4,475 449
TransDigm Group Inc 188 240
$ 2,635
Agriculture - 0 .57%
Altria Group Inc 5,784 263
Archer-Daniels-Midland Co 1,665 101
Bunge Global SA 477 51
Philip Morris International Inc 5,233 530
$ 945
Airlines - 0 .14%
American Airlines Group Inc
(c)
2,203 25
Delta Air Lines Inc 2,171 103
Southwest Airlines Co 2,008 57
United Airlines Holdings Inc
(c)
1,104 54
$ 239
Apparel - 0 .27%
Deckers Outdoor Corp
(c)
87 84
NIKE Inc 4,079 307
Ralph Lauren Corp 130 23
Tapestry Inc 771 33
$ 447
Automobile Manufacturers - 1 .49%
Cummins Inc 460 127
Ford Motor Co 13,203 166
General Motors Co 3,842 179
PACCAR Inc 1,763 181
Tesla Inc
(c)
9,341 1,848
$ 2,501
Automobile Parts & Equipment - 0 .05%
Aptiv PLC
(c)
916 64
BorgWarner Inc 773 25
$ 89
Banks - 3 .67%
Bank of America Corp 22,909 911
Bank of New York Mellon Corp/The 2,519 151
Citigroup Inc 6,421 407
Citizens Financial Group Inc 1,532 55
Fifth Third Bancorp 2,301 84
Goldman Sachs Group Inc/The 1,087 492
Huntington Bancshares Inc/OH 4,877 64
JPMorgan Chase & Co 9,670 1,956
KeyCorp 3,173 45
M&T Bank Corp 561 85
Morgan Stanley 4,214 410
Northern Trust Corp 690 58
PNC Financial Services Group Inc/The 1,339 208
Regions Financial Corp 3,084 62
State Street Corp 1,016 75
Truist Financial Corp 4,504 175
US Bancorp 5,253 209
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 11,740 $ 697
$ 6,144
Beverages - 1 .21%
Brown-Forman Corp - B Shares 602 26
Coca-Cola Co/The 13,056 831
Constellation Brands Inc 542 140
Keurig Dr Pepper Inc 3,513 117
Molson Coors Beverage Co 612 31
Monster Beverage Corp
(c)
2,388 119
PepsiCo Inc 4,629 764
$ 2,028
Biotechnology - 1 .23%
Amgen Inc 1,806 564
Biogen Inc
(c)
489 114
Bio-Rad Laboratories Inc
(c)
69 19
Corteva Inc 2,347 127
Gilead Sciences Inc 4,195 288
Incyte Corp
(c)
625 38
Moderna Inc
(c)
1,122 133
Regeneron Pharmaceuticals Inc
(c)
357 375
Vertex Pharmaceuticals Inc
(c)
869 407
$ 2,065
Building Materials - 0 .56%
Builders FirstSource Inc
(c)
411 57
Carrier Global Corp 2,820 178
Johnson Controls International plc 2,268 151
Martin Marietta Materials Inc 208 113
Masco Corp 739 49
Mohawk Industries Inc
(c)
178 20
Trane Technologies PLC 763 251
Vulcan Materials Co 446 111
$ 930
Chemicals - 1 .24%
Air Products and Chemicals Inc 748 193
Albemarle Corp 393 37
Celanese Corp 338 46
CF Industries Holdings Inc 615 46
Dow Inc 2,364 125
DuPont de Nemours Inc 1,408 113
Eastman Chemical Co 394 39
Ecolab Inc 855 203
FMC Corp 418 24
International Flavors & Fragrances Inc 858 82
Linde PLC 1,619 710
LyondellBasell Industries NV 865 83
Mosaic Co/The 1,082 31
PPG Industries Inc 791 100
Sherwin-Williams Co/The 786 235
$ 2,067
Commercial Services - 1 .29%
Automatic Data Processing Inc 1,378 329
Cintas Corp 291 204
Corpay Inc
(c)
236 63
Equifax Inc 415 101
Global Payments Inc 860 83
MarketAxess Holdings Inc 126 25
Moody's Corp 529 223
PayPal Holdings Inc
(c)
3,522 204
Quanta Services Inc 492 125
Rollins Inc 943 46
S&P Global Inc 1,079 481
United Rentals Inc 225 145
Verisk Analytics Inc 481 130
$ 2,159
Computers - 7 .61%
Accenture PLC - Class A 2,116 642
Apple Inc 48,532 10,222
Cognizant Technology Solutions Corp 1,674 114

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
777 $ 298
EPAM Systems Inc
(c)
194 36
Fortinet Inc
(c)
2,135 129
Gartner Inc
(c)
263 118
Hewlett Packard Enterprise Co 4,376 93
HP Inc 2,906 102
International Business Machines Corp 3,091 535
Leidos Holdings Inc 455 66
NetApp Inc 694 89
Seagate Technology Holdings PLC 657 68
Super Micro Computer Inc
(c)
170 139
Western Digital Corp
(c)
1,097 83
$ 12,734
Consumer Products - 0 .21%
Avery Dennison Corp 270 59
Church & Dwight Co Inc 824 85
Clorox Co/The 417 57
Kimberly-Clark Corp 1,134 157
$ 358
Cosmetics & Personal Care - 1 .06%
Colgate-Palmolive Co 2,763 268
Estee Lauder Cos Inc/The 783 84
Kenvue Inc 6,448 117
Procter & Gamble Co/The 7,945 1,310
$ 1,779
Distribution & Wholesale - 0 .29%
Copart Inc
(c)
2,941 159
Fastenal Co 1,925 121
LKQ Corp 900 37
Pool Corp 130 40
WW Grainger Inc 148 134
$ 491
Diversified Financial Services - 3 .07%
American Express Co 1,914 443
Ameriprise Financial Inc 336 143
BlackRock Inc 471 371
Capital One Financial Corp 1,284 178
Cboe Global Markets Inc 353 60
Charles Schwab Corp/The 5,025 370
CME Group Inc 1,210 238
Discover Financial Services 843 110
Franklin Resources Inc 1,010 23
Intercontinental Exchange Inc 1,929 264
Invesco Ltd 1,513 23
Mastercard Inc 2,765 1,220
Nasdaq Inc 1,279 77
Raymond James Financial Inc 628 78
Synchrony Financial 1,353 64
T Rowe Price Group Inc 753 87
Visa Inc 5,301 1,391
$ 5,140
Electric - 1 .97%
AES Corp/The 2,391 42
Alliant Energy Corp 862 44
Ameren Corp 896 64
American Electric Power Co Inc 1,773 155
CenterPoint Energy Inc 2,152 67
CMS Energy Corp 1,004 60
Consolidated Edison Inc 1,161 104
Constellation Energy Corp 1,061 212
Dominion Energy Inc 2,817 138
DTE Energy Co 696 77
Duke Energy Corp 2,597 260
Edison International 1,294 93
Entergy Corp 718 77
Evergy Inc 772 41
Eversource Energy 1,184 67
Exelon Corp 3,365 116
FirstEnergy Corp 1,738 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 6,917 $ 490
NRG Energy Inc 702 55
PG&E Corp 7,186 125
Pinnacle West Capital Corp 379 29
PPL Corp 2,482 69
Public Service Enterprise Group Inc 1,677 124
Sempra 2,129 162
Southern Co/The 3,680 285
Vistra Corp 1,100 95
WEC Energy Group Inc 1,060 83
Xcel Energy Inc 1,869 100
$ 3,300
Electrical Components & Equipment - 0 .47%
AMETEK Inc 779 130
Eaton Corp PLC 1,346 422
Emerson Electric Co 1,923 212
Generac Holdings Inc
(c)
205 27
$ 791
Electronics - 0 .86%
Allegion plc 294 35
Amphenol Corp 4,043 272
Fortive Corp 1,183 88
Garmin Ltd 517 84
Honeywell International Inc 2,192 468
Hubbell Inc 182 67
Jabil Inc 406 44
Keysight Technologies Inc
(c)
587 80
Mettler-Toledo International Inc
(c)
72 101
TE Connectivity Ltd 1,031 155
Trimble Inc
(c)
823 46
$ 1,440
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
456 46
First Solar Inc
(c)
360 81
$ 127
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 421 59
Entertainment - 0 .04%
Caesars Entertainment Inc
(c)
725 29
Live Nation Entertainment Inc
(c)
479 45
$ 74
Environmental Control - 0 .30%
Pentair PLC 558 43
Republic Services Inc 687 133
Veralto Corp 739 71
Waste Management Inc 1,229 262
$ 509
Food - 0 .70%
Campbell Soup Co 662 30
Conagra Brands Inc 1,609 46
General Mills Inc 1,901 120
Hershey Co/The 497 91
Hormel Foods Corp 974 30
J M Smucker Co/The 356 39
Kellanova 886 51
Kraft Heinz Co/The 2,658 86
Kroger Co/The 2,252 112
Lamb Weston Holdings Inc 486 41
McCormick & Co Inc/MD 844 60
Mondelez International Inc 4,517 295
Sysco Corp 1,676 120
Tyson Foods Inc 963 55
$ 1,176
Forest Products & Paper - 0 .03%
International Paper Co 1,164 50

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 506 $ 59
NiSource Inc 1,507 43
$ 102
Hand & Machine Tools - 0 .05%
Snap-on Inc 177 46
Stanley Black & Decker Inc 515 41
$ 87
Healthcare - Products - 2 .92%
Abbott Laboratories 5,856 609
Agilent Technologies Inc 985 128
Align Technology Inc
(c)
236 57
Baxter International Inc 1,714 57
Bio-Techne Corp 527 38
Boston Scientific Corp
(c)
4,949 381
Cooper Cos Inc/The 668 58
Danaher Corp 2,219 554
Edwards Lifesciences Corp
(c)
2,030 188
GE HealthCare Technologies Inc 1,426 111
Hologic Inc
(c)
786 58
IDEXX Laboratories Inc
(c)
279 136
Insulet Corp
(c)
235 47
Intuitive Surgical Inc
(c)
1,195 532
Medtronic PLC 4,471 352
ResMed Inc 494 95
Revvity Inc 414 43
Solventum Corp
(c)
464 25
STERIS PLC 332 73
Stryker Corp 1,141 388
Teleflex Inc 157 33
Thermo Fisher Scientific Inc 1,286 711
Waters Corp
(c)
200 58
West Pharmaceutical Services Inc 246 81
Zimmer Biomet Holdings Inc 693 75
$ 4,888
Healthcare - Services - 1 .74%
Catalent Inc
(c)
607 34
Centene Corp
(c)
1,799 119
Charles River Laboratories International Inc
(c)
173 36
DaVita Inc
(c)
174 24
Elevance Health Inc 783 424
HCA Healthcare Inc 653 210
Humana Inc 407 152
IQVIA Holdings Inc
(c)
613 130
Labcorp Holdings Inc 284 58
Molina Healthcare Inc
(c)
197 58
Quest Diagnostics Inc 373 51
UnitedHealth Group Inc 3,100 1,579
Universal Health Services Inc 201 37
$ 2,912
Home Builders - 0 .25%
DR Horton Inc 998 141
Lennar Corp - A Shares 825 124
NVR Inc
(c)
11 83
PulteGroup Inc 709 78
$ 426
Insurance - 3 .35%
Aflac Inc 1,741 155
Allstate Corp/The 888 142
American International Group Inc 2,235 166
Aon PLC 731 215
Arch Capital Group Ltd
(c)
1,257 127
Arthur J Gallagher & Co 735 191
Assurant Inc 174 29
Berkshire Hathaway Inc - Class B
(c)
6,096 2,480
Brown & Brown Inc 796 71
Chubb Ltd 1,366 348
Cincinnati Financial Corp 527 62
Everest Group Ltd 148 56
Globe Life Inc 283 23
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 996 $ 100
Loews Corp 612 46
Marsh & McLennan Cos Inc 1,658 349
MetLife Inc 2,011 141
Principal Financial Group Inc 726 57
Progressive Corp/The 1,970 409
Prudential Financial Inc 1,208 142
Travelers Cos Inc/The 770 157
W R Berkley Corp 681 54
Willis Towers Watson PLC 344 90
$ 5,610
Internet - 11 .55%
Airbnb Inc
(c)
1,485 225
Alphabet Inc - A Shares 19,779 3,603
Alphabet Inc - C Shares 16,454 3,018
Amazon.com Inc
(c)
30,834 5,959
Booking Holdings Inc 114 452
CDW Corp/DE 451 101
eBay Inc 1,704 92
Etsy Inc
(c)
394 23
Expedia Group Inc
(c)
427 54
F5 Inc
(c)
197 34
Gen Digital Inc 1,855 46
GoDaddy Inc
(c)
474 66
Match Group Inc
(c)
895 27
Meta Platforms Inc 7,379 3,721
Netflix Inc
(c)
1,451 979
Palo Alto Networks Inc
(c)
1,087 368
Uber Technologies Inc
(c)
7,034 511
VeriSign Inc
(c)
292 52
$ 19,331
Iron & Steel - 0 .12%
Nucor Corp 807 128
Steel Dynamics Inc 497 64
$ 192
Leisure Products & Services - 0 .13%
Carnival Corp
(c)
3,392 64
Norwegian Cruise Line Holdings Ltd
(c)
1,443 27
Royal Caribbean Cruises Ltd
(c)
796 127
$ 218
Lodging - 0 .30%
Hilton Worldwide Holdings Inc 842 184
Las Vegas Sands Corp 1,229 54
Marriott International Inc/MD 808 195
MGM Resorts International
(c)
845 38
Wynn Resorts Ltd 320 29
$ 500
Machinery - Construction & Mining - 0 .42%
Caterpillar Inc 1,647 549
GE Vernova Inc
(c)
922 158
$ 707
Machinery - Diversified - 0 .64%
Deere & Co 872 326
Dover Corp 463 83
IDEX Corp 254 51
Ingersoll Rand Inc 1,358 123
Nordson Corp 182 42
Otis Worldwide Corp 1,361 131
Rockwell Automation Inc 384 106
Westinghouse Air Brake Technologies Corp 594 94
Xylem Inc/NY 816 111
$ 1,067
Media - 0 .86%
Charter Communications Inc
(c)
330 99
Comcast Corp - Class A 13,180 516
FactSet Research Systems Inc 129 53
Fox Corp - A Shares 779 27
Fox Corp - B Shares 457 14

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 1,280 $ 35
News Corp - B Shares 396 11
Paramount Global - Class B 1,707 18
Walt Disney Co/The 6,138 609
Warner Bros Discovery Inc
(c)
7,507 56
$ 1,438
Mining - 0 .24%
Freeport-McMoRan Inc 4,835 235
Newmont Corp 3,880 162
$ 397
Miscellaneous Manufacturers - 0 .51%
3M Co 1,860 190
A O Smith Corp 407 33
Axon Enterprise Inc
(c)
238 70
Illinois Tool Works Inc 914 217
Parker-Hannifin Corp 434 220
Teledyne Technologies Inc
(c)
160 62
Textron Inc 642 55
$ 847
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
173 53
Oil & Gas - 2 .77%
APA Corp 1,214 36
Chevron Corp 5,771 903
ConocoPhillips 3,938 450
Coterra Energy Inc 2,506 67
Devon Energy Corp 2,128 101
Diamondback Energy Inc 601 120
EOG Resources Inc 1,935 243
EQT Corp 1,485 55
Exxon Mobil Corp
(d)
15,105 1,739
Hess Corp 930 137
Marathon Oil Corp 1,899 54
Marathon Petroleum Corp 1,186 206
Occidental Petroleum Corp 2,237 141
Phillips 66 1,428 202
Valero Energy Corp 1,101 173
$ 4,627
Oil & Gas Services - 0 .27%
Baker Hughes Co 3,360 118
Halliburton Co 2,981 101
Schlumberger NV 4,811 227
$ 446
Packaging & Containers - 0 .13%
Amcor PLC 4,866 48
Ball Corp 1,045 63
Packaging Corp of America 300 55
Westrock Co 865 43
$ 209
Pharmaceuticals - 4 .93%
AbbVie Inc 5,945 1,020
Becton Dickinson & Co 973 227
Bristol-Myers Squibb Co 6,826 283
Cardinal Health Inc 818 80
Cencora Inc 557 125
Cigna Group/The 957 316
CVS Health Corp 4,227 250
Dexcom Inc
(c)
1,337 152
Eli Lilly & Co 2,688 2,434
Henry Schein Inc
(c)
431 28
Johnson & Johnson 8,104 1,184
McKesson Corp 438 256
Merck & Co Inc 8,529 1,056
Pfizer Inc 19,079 534
Viatris Inc 4,009 43
Zoetis Inc 1,537 266
$ 8,254
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .33%
Kinder Morgan Inc 6,502 $ 129
ONEOK Inc 1,963 160
Targa Resources Corp 747 96
Williams Cos Inc/The 4,102 175
$ 560
Private Equity - 0 .32%
Blackstone Inc 2,407 298
KKR & Co Inc 2,239 236
$ 534
Real Estate - 0 .12%
CBRE Group Inc
(c)
1,014 90
CoStar Group Inc
(c)
1,374 102
$ 192
REITs - 1 .87%
Alexandria Real Estate Equities Inc 528 62
American Tower Corp 1,572 306
AvalonBay Communities Inc 477 99
BXP Inc 485 30
Camden Property Trust 358 39
Crown Castle Inc 1,462 143
Digital Realty Trust Inc 1,091 166
Equinix Inc 320 242
Equity Residential 1,161 80
Essex Property Trust Inc 215 58
Extra Space Storage Inc 712 111
Federal Realty Investment Trust 251 25
Healthpeak Properties Inc 2,370 46
Host Hotels & Resorts Inc 2,374 43
Invitation Homes Inc 1,935 69
Iron Mountain Inc 985 88
Kimco Realty Corp 2,242 44
Mid-America Apartment Communities Inc 391 56
Prologis Inc 3,116 350
Public Storage 532 153
Realty Income Corp 2,931 155
Regency Centers Corp 552 34
SBA Communications Corp 362 71
Simon Property Group Inc 1,096 166
UDR Inc 1,017 42
Ventas Inc 1,361 70
VICI Properties Inc 3,511 100
Welltower Inc 2,011 210
Weyerhaeuser Co 2,456 70
$ 3,128
Retail - 4 .26%
AutoZone Inc
(c)
59 175
Bath & Body Works Inc 753 29
Best Buy Co Inc 647 55
CarMax Inc
(c)
530 39
Chipotle Mexican Grill Inc
(c)
4,650 291
Costco Wholesale Corp 1,494 1,270
Darden Restaurants Inc 402 61
Dollar General Corp 739 98
Dollar Tree Inc
(c)
696 74
Domino's Pizza Inc 118 61
Genuine Parts Co 470 65
Home Depot Inc/The 3,338 1,149
Lowe's Cos Inc 1,926 425
Lululemon Athletica Inc
(c)
386 115
McDonald's Corp 2,427 618
O'Reilly Automotive Inc
(c)
199 210
Ross Stores Inc 1,129 164
Starbucks Corp 3,813 297
Target Corp 1,556 230
TJX Cos Inc/The 3,813 420
Tractor Supply Co 363 98
Ulta Beauty Inc
(c)
162 63
Walgreens Boots Alliance Inc 2,409 29
Walmart Inc 14,383 974

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 947 $ 125
$ 7,135
Semiconductors - 11 .02%
Advanced Micro Devices Inc
(c)
5,441 883
Analog Devices Inc 1,669 381
Applied Materials Inc 2,798 660
Broadcom Inc 1,467 2,355
Intel Corp 14,332 444
KLA Corp 454 374
Lam Research Corp 440 469
Microchip Technology Inc 1,818 166
Micron Technology Inc 3,727 490
Monolithic Power Systems Inc 164 135
NVIDIA Corp 82,823 10,232
NXP Semiconductors NV 861 232
ON Semiconductor Corp
(c)
1,447 99
Qorvo Inc
(c)
323 37
QUALCOMM Inc 3,763 750
Skyworks Solutions Inc 538 57
Teradyne Inc 525 78
Texas Instruments Inc 3,064 596
$ 18,438
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 133 33
Software - 10 .29%
Adobe Inc
(c)
1,509 838
Akamai Technologies Inc
(c)
512 46
ANSYS Inc
(c)
293 94
Autodesk Inc
(c)
719 178
Broadridge Financial Solutions Inc 397 78
Cadence Design Systems Inc
(c)
916 282
Dayforce Inc
(c)
530 26
Electronic Arts Inc 818 114
Fair Isaac Corp
(c)
83 124
Fidelity National Information Services Inc 1,873 141
Fiserv Inc
(c)
1,970 294
Intuit Inc 943 620
Jack Henry & Associates Inc 243 40
Microsoft Corp
(d)
25,024 11,184
MSCI Inc 267 129
Oracle Corp 5,369 758
Paychex Inc 1,077 128
Paycom Software Inc 161 23
PTC Inc
(c)
401 73
Roper Technologies Inc 361 204
Salesforce Inc 3,269 840
ServiceNow Inc
(c)
691 544
Synopsys Inc
(c)
514 306
Take-Two Interactive Software Inc
(c)
532 83
Tyler Technologies Inc
(c)
144 72
$ 17,219
Telecommunications - 1 .59%
Arista Networks Inc
(c)
854 299
AT&T Inc 24,141 461
Cisco Systems Inc 13,634 648
Corning Inc 2,595 101
Juniper Networks Inc 1,092 40
Motorola Solutions Inc 562 217
T-Mobile US Inc 1,736 306
Verizon Communications Inc 14,171 584
$ 2,656
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 437 26
Transportation - 0 .99%
CH Robinson Worldwide Inc 391 34
CSX Corp 6,583 220
Expeditors International of Washington Inc 476 59
FedEx Corp 762 228
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 273 $ 44
Norfolk Southern Corp 759 163
Old Dominion Freight Line Inc 600 106
Union Pacific Corp 2,053 465
United Parcel Service Inc 2,454 336
$ 1,655
Water - 0 .05%
American Water Works Co Inc 654 84
TOTAL COMMON STOCKS $ 154,344
TOTAL PURCHASED OPTIONS - 0.16% $ 262
Total Investments $ 166,878
Other Assets and Liabilities -  0.28% 475
TOTAL NET ASSETS - 100.00% $ 167,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,615 or 2.16% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 11,370 $ 38,476 $ 39,006 $ 10,840
$ 11,370 $ 38,476 $ 39,006 $ 10,840
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 255 $ — $ — $ —
$ 255 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 160 $ 16 $ 5,350 .00 07/22/2024 $ 329 $ 262 $ (67)
Total $ 329 $ 262 $ (67)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 160 $ 16 $ 5,250 .00 07/22/2024 $ (171) $ (123) $ 48
Total $ (171) $ (123) $ 48
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 12 $ 3,313 $ 5
Total $ 5
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .19 % Shares Held Value (000's)
Money Market Funds - 0 .19%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,196,131 $ 1,196
TOTAL INVESTMENT COMPANIES $ 1,196
COMMON STOCKS - 99 .92 % Shares Held Value (000's)
Aerospace & Defense - 10 .26%
HEICO Corp - Class A 176,970 $ 31,416
TransDigm Group Inc 25,337 32,371
$ 63,787
Beverages - 0 .13%
Brown-Forman Corp - A Shares 68 3
Brown-Forman Corp - B Shares 18,986 820
$ 823
Building Materials - 5 .14%
Martin Marietta Materials Inc 16,569 8,977
Summit Materials Inc
(c)
64,074 2,346
Vulcan Materials Co 83,021 20,646
$ 31,969
Chemicals - 0 .61%
Perimeter Solutions SA
(c)
198,608 1,555
Perimeter Solutions SA - Warrants
(c)
97,671 —
Sherwin-Williams Co/The 7,451 2,224
$ 3,779
Commercial Services - 1 .49%
Moody's Corp 9,878 4,158
Verisk Analytics Inc 18,987 5,118
$ 9,276
Computers - 2 .20%
Gartner Inc
(c)
30,408 13,655
Distribution & Wholesale - 6 .23%
Copart Inc
(c)
578,214 31,316
Fastenal Co 117,848 7,406
$ 38,722
Diversified Financial Services - 1 .63%
Ares Management Corp 39,129 5,215
Brookfield Asset Management Ltd 124,696 4,745
Brookfield Reinsurance Ltd
(c)
4,484 186
$ 10,146
Electric - 3 .22%
Brookfield Infrastructure Partners LP 519,168 14,246
Brookfield Renewable Corp 59,930 1,701
Brookfield Renewable Partners LP 164,940 4,085
$ 20,032
Electrical Components & Equipment - 0 .32%
AMETEK Inc 11,811 1,969
Electronics - 1 .06%
Mettler-Toledo International Inc
(c)
4,737 6,620
Entertainment - 2 .94%
Liberty Media Corp-Liberty Live - A Shares
(c)
623 24
Liberty Media Corp-Liberty Live - C Shares
(c)
4,471 171
Live Nation Entertainment Inc
(c)
133,820 12,544
Vail Resorts Inc 30,657 5,522
$ 18,261
Environmental Control - 0 .14%
Waste Connections Inc 4,823 846
Healthcare - Products - 1 .70%
Agilent Technologies Inc 35,230 4,567
Enovis Corp
(c)
8,428 381
IDEXX Laboratories Inc
(c)
8,327 4,057
Waters Corp
(c)
5,317 1,542
$ 10,547
Home Builders - 2 .34%
Lennar Corp - A Shares 42,537 6,375
Lennar Corp - B Shares 1,121 156
NVR Inc
(c)
1,057 8,021
$ 14,552
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .58%
Aon PLC 12,827 $ 3,766
Arch Capital Group Ltd
(c)
128,471 12,961
Brown & Brown Inc 242,476 21,680
Markel Group Inc
(c)
10,703 16,864
Progressive Corp/The 45,266 9,402
W R Berkley Corp 14,821 1,165
$ 65,838
Internet - 1 .57%
VeriSign Inc
(c)
38,821 6,902
Wix.com Ltd
(c)
17,947 2,856
$ 9,758
Lodging - 5 .59%
Hilton Worldwide Holdings Inc 129,581 28,275
Hyatt Hotels Corp 42,934 6,522
$ 34,797
Machinery - Diversified - 0 .15%
Cognex Corp 20,206 945
Media - 1 .57%
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
13,507 868
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
124,028 8,910
$ 9,778
Private Equity - 9 .49%
Brookfield Corp 719,443 29,885
KKR & Co Inc 276,964 29,148
$ 59,033
Real Estate - 5 .46%
CBRE Group Inc
(c)
131,995 11,762
CoStar Group Inc
(c)
280,167 20,772
Howard Hughes Holdings Inc
(c)
22,498 1,458
$ 33,992
REITs - 1 .54%
SBA Communications Corp 48,718 9,563
Retail - 9 .60%
CarMax Inc
(c)
158,946 11,657
Domino's Pizza Inc 30,383 15,688
Floor & Decor Holdings Inc
(c)
2,169 216
O'Reilly Automotive Inc
(c)
26,813 28,316
Ross Stores Inc 26,294 3,821
$ 59,698
Semiconductors - 1 .65%
Microchip Technology Inc 112,230 10,269
Software - 13 .31%
ANSYS Inc
(c)
9,206 2,960
Appfolio Inc
(c)
1,784 436
Autodesk Inc
(c)
33,170 8,208
CCC Intelligent Solutions Holdings Inc
(c)
505,469 5,616
Constellation Software Inc/Canada 4,344 12,459
Constellation Software Inc/Canada - Warrants
(c),(d)
4,165 —
Fair Isaac Corp
(c)
5,658 8,423
Jack Henry & Associates Inc 3,464 575
Lumine Group Inc
(c)
8,407 229
MSCI Inc 22,168 10,679
Roper Technologies Inc 32,916 18,553
Tyler Technologies Inc
(c)
23,159 11,644
Veeva Systems Inc
(c)
16,570 3,033
$ 82,815
TOTAL COMMON STOCKS $ 621,470
Total Investments $ 622,666
Other Assets and Liabilities -  (0.11)% (670)
TOTAL NET ASSETS - 100.00% $ 621,996

Schedule of Investments
MidCap Account
June 30, 2024 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 781 $ 37,904 $ 37,489 $ 1,196
$ 781 $ 37,904 $ 37,489 $ 1,196
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 33 $ — $ — $ —
$ 33 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .92 % Shares Held Value (000's)
Money Market Funds - 0 .92%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,887,733 $ 1,888
TOTAL INVESTMENT COMPANIES $ 1,888
COMMON STOCKS - 99 .16 % Shares Held Value (000's)
Aerospace & Defense - 0 .64%
RTX Corp 13,092 $ 1,314
Apparel - 0 .55%
Deckers Outdoor Corp
(c)
1,163 1,126
Automobile Manufacturers - 2 .22%
Cummins Inc 5,453 1,510
PACCAR Inc 18,637 1,918
Tesla Inc
(c)
5,633 1,115
$ 4,543
Banks - 4 .81%
East West Bancorp Inc 13,878 1,016
JPMorgan Chase & Co 25,679 5,194
Morgan Stanley 19,894 1,934
PNC Financial Services Group Inc/The 11,058 1,719
$ 9,863
Beverages - 0 .76%
Keurig Dr Pepper Inc 26,038 870
Monster Beverage Corp
(c)
13,637 681
$ 1,551
Biotechnology - 2 .05%
Corteva Inc 22,364 1,206
Regeneron Pharmaceuticals Inc
(c)
1,602 1,684
Vertex Pharmaceuticals Inc
(c)
2,811 1,318
$ 4,208
Building Materials - 2 .13%
CRH PLC 29,940 2,245
Trane Technologies PLC 6,444 2,120
$ 4,365
Chemicals - 0 .73%
Linde PLC 3,425 1,503
Computers - 7 .18%
Amdocs Ltd 9,262 731
Apple Inc 58,906 12,407
Dell Technologies Inc 11,448 1,579
$ 14,717
Consumer Products - 1 .39%
Avery Dennison Corp 7,223 1,580
Church & Dwight Co Inc 12,309 1,276
$ 2,856
Distribution & Wholesale - 0 .25%
Pool Corp 1,650 507
Diversified Financial Services - 4 .79%
Ameriprise Financial Inc 5,937 2,536
BlackRock Inc 1,506 1,186
Nasdaq Inc 28,026 1,689
Visa Inc 16,738 4,393
$ 9,804
Electric - 2 .43%
Constellation Energy Corp 7,300 1,462
NextEra Energy Inc 23,638 1,674
Vistra Corp 21,416 1,841
$ 4,977
Electronics - 0 .63%
NEXTracker Inc
(c)
12,372 580
nVent Electric PLC 9,220 706
$ 1,286
Energy - Alternate Sources - 0 .17%
Enphase Energy Inc
(c)
3,537 353
Environmental Control - 1 .48%
Republic Services Inc 15,573 3,027
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1 .21%
Hershey Co/The 6,582 $ 1,210
Simply Good Foods Co/The
(c)
35,005 1,265
$ 2,475
Healthcare - Products - 2 .43%
Abbott Laboratories 17,493 1,818
GE HealthCare Technologies Inc 16,109 1,255
Thermo Fisher Scientific Inc 3,433 1,898
$ 4,971
Healthcare - Services - 2 .52%
HCA Healthcare Inc 7,047 2,264
UnitedHealth Group Inc 5,698 2,902
$ 5,166
Insurance - 1 .93%
Berkshire Hathaway Inc - Class B
(c)
3,181 1,294
Marsh & McLennan Cos Inc 7,815 1,647
Progressive Corp/The 4,904 1,018
$ 3,959
Internet - 10 .07%
Airbnb Inc
(c)
3,421 519
Alphabet Inc - A Shares 44,049 8,024
Amazon.com Inc
(c)
34,036 6,577
Meta Platforms Inc 9,881 4,982
Netflix Inc
(c)
774 522
$ 20,624
Machinery - Construction & Mining - 1 .50%
Caterpillar Inc 5,406 1,801
GE Vernova Inc
(c)
7,378 1,265
$ 3,066
Machinery - Diversified - 0 .61%
Deere & Co 3,328 1,243
Media - 0 .96%
Comcast Corp - Class A 50,010 1,958
Miscellaneous Manufacturers - 1 .01%
Parker-Hannifin Corp 4,073 2,060
Oil & Gas - 4 .19%
Chevron Corp 9,464 1,481
EOG Resources Inc 12,530 1,577
Exxon Mobil Corp 27,555 3,172
Marathon Petroleum Corp 13,592 2,358
$ 8,588
Pharmaceuticals - 5 .00%
Eli Lilly & Co 2,457 2,224
McKesson Corp 4,639 2,709
Merck & Co Inc 26,088 3,230
Novartis AG ADR 19,546 2,081
$ 10,244
Private Equity - 0 .98%
KKR & Co Inc 19,082 2,008
REITs - 2 .49%
American Tower Corp 1,883 366
Equinix Inc 1,378 1,043
Extra Space Storage Inc 14,532 2,258
Prologis Inc 12,703 1,427
$ 5,094
Retail - 7 .63%
Casey's General Stores Inc 5,352 2,042
Costco Wholesale Corp 4,555 3,872
Home Depot Inc/The 3,763 1,295
O'Reilly Automotive Inc
(c)
2,444 2,581
Starbucks Corp 2,475 193
TJX Cos Inc/The 19,658 2,164
Tractor Supply Co 6,351 1,715
Ulta Beauty Inc
(c)
2,648 1,022
Williams-Sonoma Inc 2,651 748
$ 15,632

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 11 .10%
Advanced Micro Devices Inc
(c)
2,415 $ 392
Broadcom Inc 3,108 4,990
Lam Research Corp 3,217 3,425
Microchip Technology Inc 17,005 1,556
NVIDIA Corp 74,140 9,159
Taiwan Semiconductor Manufacturing Co Ltd ADR 11,892 2,067
Teradyne Inc 7,714 1,144
$ 22,733
Software - 10 .92%
Adobe Inc
(c)
3,558 1,977
Fair Isaac Corp
(c)
767 1,142
Fiserv Inc
(c)
6,225 928
Microsoft Corp 29,536 13,201
Oracle Corp 19,338 2,730
Roper Technologies Inc 1,093 616
Salesforce Inc 6,933 1,782
$ 22,376
Telecommunications - 1 .36%
T-Mobile US Inc 15,836 2,790
Transportation - 1 .04%
Old Dominion Freight Line Inc 4,186 739
Union Pacific Corp 6,191 1,401
$ 2,140
TOTAL COMMON STOCKS $ 203,127
Total Investments $ 205,015
Other Assets and Liabilities -  (0.08)% (173)
TOTAL NET ASSETS - 100.00% $ 204,842
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,040 $ 21,347 $ 20,499 $ 1,888
$ 1,040 $ 21,347 $ 20,499 $ 1,888
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .47%
Blue Chip Fund
(a)
156,347 $ 6,984
Core Fixed Income Fund
(a)
5,297,190 44,655
Diversified International Fund
(a)
702,762 9,895
Diversified Real Asset Fund
(a)
291,295 3,219
International Small Company Fund
(a)
137,267 1,415
LargeCap Growth Fund I
(a)
345,118 6,996
MidCap Fund
(a)
24,090 998
MidCap Value Fund I
(a)
181,951 3,148
Origin Emerging Markets Fund
(a)
221,538 2,401
SmallCap Growth Fund I
(a),(b)
81,563 1,210
SmallCap Value Fund II
(a)
101,304 1,231
$ 82,152
Principal Funds, Inc. Institutional Class - 42 .54%
Equity Income Fund
(a)
153,997 6,140
High Income Fund
(a)
1,077,844 8,817
Inflation Protection Fund
(a)
983,449 7,592
LargeCap S&P 500 Index Fund
(a)
262,781 7,056
LargeCap Value Fund III
(a)
322,814 6,227
MidCap Growth Fund III
(a),(b)
199,618 2,302
Overseas Fund
(a)
380,187 4,106
Short-Term Income Fund
(a)
1,565,632 18,568
$ 60,808
TOTAL INVESTMENT COMPANIES $ 142,960
Total Investments $ 142,960
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 142,952
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,627 $ 296 $ 1,805 $ 6,984
Core Fixed Income Fund 47,695 4,217 6,199 44,655
Diversified International Fund 10,004 901 1,780 9,895
Diversified Real Asset Fund 3,457 229 465 3,219
Equity Income Fund 6,368 521 1,117 6,140
High Income Fund 8,891 1,061 1,082 8,817
Inflation Protection Fund 8,060 606 1,132 7,592
International Small Company Fund 1,495 148 266 1,415
LargeCap Growth Fund I 7,430 297 1,785 6,996
LargeCap S&P 500 Index Fund 7,005 293 1,219 7,056
LargeCap Value Fund III 6,259 647 1,120 6,227
MidCap Fund 1,136 32 256 998
MidCap Growth Fund III 3,243 75 1,037 2,302
MidCap Value Fund I 4,256 104 1,437 3,148
Origin Emerging Markets Fund 2,466 76 435 2,401
Overseas Fund 5,511 103 1,530 4,106
Short-Term Income Fund 18,471 2,433 2,385 18,568
SmallCap Growth Fund I 1,333 116 301 1,210
SmallCap Value Fund II 1,371 114 251 1,231
$ 152,078 $ 12,269 $ 25,602 $ 142,960
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 999 $ — $ (133)
Core Fixed Income Fund 806 (359) — (699)
Diversified International Fund — 10 — 760
Diversified Real Asset Fund 47 (6) — 4
Equity Income Fund 62 352 — 16
High Income Fund 299 (6) — (47)
Inflation Protection Fund — (25) — 83
International Small Company Fund — (2) — 40
LargeCap Growth Fund I — (122) — 1,176
LargeCap S&P 500 Index Fund — 49 — 928
LargeCap Value Fund III — 130 — 311
MidCap Fund — 139 — (53)
MidCap Growth Fund III — 116 — (95)
MidCap Value Fund I — 85 — 140
Origin Emerging Markets Fund — 27 — 267
Overseas Fund — 64 — (42)
Short-Term Income Fund 329 10 — 39
SmallCap Growth Fund I — 68 — (6)
SmallCap Value Fund II — 33 — (36)
$ 1,543 $ 1,562 $ — $ 2,653
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .78%
Blue Chip Fund
(a)
435,744 $ 19,465
Core Fixed Income Fund
(a)
10,294,137 86,780
Diversified International Fund
(a)
1,966,611 27,690
International Small Company Fund
(a)
380,346 3,921
LargeCap Growth Fund I
(a)
962,498 19,510
MidCap Fund
(a)
74,496 3,086
MidCap Value Fund I
(a)
504,710 8,731
Origin Emerging Markets Fund
(a)
618,137 6,701
Real Estate Securities Fund
(a)
235,243 6,356
SmallCap Growth Fund I
(a),(b)
218,008 3,235
SmallCap Value Fund II
(a)
287,367 3,491
$ 188,966
Principal Funds, Inc. Institutional Class - 34 .22%
Equity Income Fund
(a)
431,125 17,189
High Income Fund
(a)
1,700,494 13,910
Inflation Protection Fund
(a)
780,639 6,027
LargeCap S&P 500 Index Fund
(a)
718,965 19,304
LargeCap Value Fund III
(a)
903,001 17,419
MidCap Growth Fund III
(a),(b)
540,357 6,230
Overseas Fund
(a)
1,049,548 11,335
Short-Term Income Fund
(a)
580,692 6,887
$ 98,301
TOTAL INVESTMENT COMPANIES $ 287,267
Total Investments $ 287,267
Other Assets and Liabilities -  0.00% (9)
TOTAL NET ASSETS - 100.00% $ 287,258
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 19,114 $ 1,870 $ 3,813 $ 19,465
Core Fixed Income Fund 92,919 16,242 20,145 86,780
Diversified International Fund 25,009 4,131 3,493 27,690
Equity Income Fund 16,142 2,408 2,342 17,189
High Income Fund 12,765 2,512 1,289 13,910
Inflation Protection Fund — 6,412 522 6,027
International Small Company Fund 4,107 420 705 3,921
LargeCap Growth Fund I 18,620 1,873 3,781 19,510
LargeCap S&P 500 Index Fund 16,939 2,029 2,197 19,304
LargeCap Value Fund III 15,884 2,678 2,319 17,419
MidCap Fund 3,091 297 546 3,086
MidCap Growth Fund III 7,946 680 2,444 6,230
MidCap Value Fund I 10,692 973 3,524 8,731
Origin Emerging Markets Fund 6,205 597 893 6,701
Overseas Fund 13,330 961 3,047 11,335
Real Estate Securities Fund 6,478 739 685 6,356
Short-Term Income Fund — 7,010 169 6,887
SmallCap Growth Fund I 3,210 584 717 3,235
SmallCap Value Fund II 3,614 600 724 3,491
$ 276,065 $ 53,016 $ 53,355 $ 287,267
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 187 $ — $ 2,107
Core Fixed Income Fund 1,601 (53) — (2,183)
Diversified International Fund — 1 — 2,042
Equity Income Fund 169 — — 981
High Income Fund 458 — — (78)
Inflation Protection Fund — 6 — 131
International Small Company Fund — — — 99
LargeCap Growth Fund I — (15) — 2,813
LargeCap S&P 500 Index Fund — 30 — 2,503
LargeCap Value Fund III — 13 — 1,163
MidCap Fund — 3 — 241
MidCap Growth Fund III — 120 — (72)
MidCap Value Fund I — 57 — 533
Origin Emerging Markets Fund — 21 — 771
Overseas Fund — 17 — 74
Real Estate Securities Fund 76 2 — (178)
Short-Term Income Fund 51 — — 46
SmallCap Growth Fund I — 12 — 146
SmallCap Value Fund II — 3 — (2)
$ 2,355 $ 404 $ — $ 11,137
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .45%
Blue Chip Fund
(a)
329,733 $ 14,729
Core Fixed Income Fund
(a)
3,033,116 25,569
Diversified International Fund
(a)
1,489,123 20,967
International Small Company Fund
(a)
289,941 2,989
LargeCap Growth Fund I
(a)
728,428 14,765
MidCap Fund
(a)
67,142 2,781
MidCap Value Fund I
(a)
380,544 6,583
Origin Emerging Markets Fund
(a)
465,542 5,047
Real Estate Securities Fund
(a)
130,464 3,525
SmallCap Growth Fund I
(a),(b)
174,168 2,585
SmallCap Value Fund II
(a)
215,852 2,623
$ 102,163
Principal Funds, Inc. Institutional Class - 36 .55%
Equity Income Fund
(a)
327,003 13,038
High Income Fund
(a)
614,884 5,030
LargeCap S&P 500 Index Fund
(a)
543,832 14,602
LargeCap Value Fund III
(a)
684,765 13,209
MidCap Growth Fund III
(a),(b)
376,002 4,335
Overseas Fund
(a)
800,305 8,643
$ 58,857
TOTAL INVESTMENT COMPANIES $ 161,020
Total Investments $ 161,020
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 161,013
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 13,879 $ 1,445 $ 2,271 $ 14,729
Core Fixed Income Fund 22,885 5,513 2,334 25,569
Diversified International Fund 18,411 3,200 2,152 20,967
Equity Income Fund 11,732 1,984 1,394 13,038
High Income Fund 4,473 1,012 428 5,030
International Small Company Fund 2,989 312 385 2,989
LargeCap Growth Fund I 13,527 1,447 2,258 14,765
LargeCap S&P 500 Index Fund 12,856 1,433 1,582 14,602
LargeCap Value Fund III 11,561 2,186 1,397 13,209
MidCap Fund 2,672 215 317 2,781
MidCap Growth Fund III 5,435 500 1,627 4,335
MidCap Value Fund I 7,784 707 2,334 6,583
Origin Emerging Markets Fund 4,576 471 583 5,047
Overseas Fund 9,638 714 1,790 8,643
Real Estate Securities Fund 3,511 446 341 3,525
SmallCap Growth Fund I 2,388 465 389 2,585
SmallCap Value Fund II 2,578 469 426 2,623
$ 150,895 $ 22,519 $ 22,008 $ 161,020
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ — $ 1,670
Core Fixed Income Fund 418 — — (495)
Diversified International Fund — 1 — 1,507
Equity Income Fund 125 — — 716
High Income Fund 160 — — (27)
International Small Company Fund — — — 73
LargeCap Growth Fund I — 2 — 2,047
LargeCap S&P 500 Index Fund — 8 — 1,887
LargeCap Value Fund III — 1 — 858
MidCap Fund — 10 — 201
MidCap Growth Fund III — 12 — 15
MidCap Value Fund I — 31 — 395
Origin Emerging Markets Fund — 1 — 582
Overseas Fund — 2 — 79
Real Estate Securities Fund 41 — — (91)
SmallCap Growth Fund I — 5 — 116
SmallCap Value Fund II — — — 2
$ 744 $ 79 $ — $ 9,535
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .23%
Blue Chip Fund
(a)
192,574 $ 8,602
Core Fixed Income Fund
(a)
248,424 2,094
Diversified International Fund
(a)
871,670 12,273
International Small Company Fund
(a)
171,395 1,767
LargeCap Growth Fund I
(a)
425,703 8,629
MidCap Fund
(a)
39,843 1,650
MidCap Value Fund I
(a)
225,569 3,903
Origin Emerging Markets Fund
(a)
272,993 2,959
Real Estate Securities Fund
(a)
63,549 1,717
SmallCap Growth Fund I
(a),(b)
102,448 1,521
SmallCap Value Fund II
(a)
128,638 1,563
$ 46,678
Principal Funds, Inc. Institutional Class - 40 .78%
Equity Income Fund
(a)
191,604 7,639
High Income Fund
(a)
87,369 715
LargeCap S&P 500 Index Fund
(a)
314,641 8,448
LargeCap Value Fund III
(a)
401,010 7,735
MidCap Growth Fund III
(a),(b)
221,837 2,558
Overseas Fund
(a)
466,452 5,038
$ 32,133
TOTAL INVESTMENT COMPANIES $ 78,811
Total Investments $ 78,811
Other Assets and Liabilities -  (0.01)% (7)
TOTAL NET ASSETS - 100.00% $ 78,804
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,679 $ 859 $ 878 $ 8,602
Core Fixed Income Fund 2,057 668 590 2,094
Diversified International Fund 10,173 1,939 680 12,273
Equity Income Fund 6,492 1,211 462 7,639
High Income Fund 710 205 196 715
International Small Company Fund 1,627 220 120 1,767
LargeCap Growth Fund I 7,493 861 883 8,629
LargeCap S&P 500 Index Fund 7,037 892 541 8,448
LargeCap Value Fund III 6,378 1,340 462 7,735
MidCap Fund 1,491 129 88 1,650
MidCap Growth Fund III 2,974 298 723 2,558
MidCap Value Fund I 4,319 424 1,076 3,903
Origin Emerging Markets Fund 2,529 299 200 2,959
Overseas Fund 5,358 422 784 5,038
Real Estate Securities Fund 1,632 233 106 1,717
SmallCap Growth Fund I 1,327 276 149 1,521
SmallCap Value Fund II 1,431 281 149 1,563
$ 70,707 $ 10,557 $ 8,087 $ 78,811
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4 $ — $ 938
Core Fixed Income Fund 32 (15) — (26)
Diversified International Fund — (2) — 843
Equity Income Fund 72 — — 398
High Income Fund 21 — — (4)
International Small Company Fund — — — 40
LargeCap Growth Fund I — 4 — 1,154
LargeCap S&P 500 Index Fund — — — 1,060
LargeCap Value Fund III — — — 479
MidCap Fund — — — 118
MidCap Growth Fund III — 8 — 1
MidCap Value Fund I — 1 — 235
Origin Emerging Markets Fund — 1 — 330
Overseas Fund — (3) — 45
Real Estate Securities Fund 20 — — (42)
SmallCap Growth Fund I — 1 — 66
SmallCap Value Fund II — (1) — 1
$ 145 $ (2) $ — $ 5,636
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .10%
Blue Chip Fund
(a)
61,658 $ 2,754
Core Fixed Income Fund
(a)
70,844 597
Diversified International Fund
(a)
279,793 3,940
International Small Company Fund
(a)
55,225 569
LargeCap Growth Fund I
(a)
136,412 2,765
MidCap Fund
(a)
12,722 527
MidCap Value Fund I
(a)
72,341 1,252
Origin Emerging Markets Fund
(a)
87,954 953
Real Estate Securities Fund
(a)
20,475 553
SmallCap Growth Fund I
(a),(b)
33,452 497
SmallCap Value Fund II
(a)
41,905 509
$ 14,916
Principal Funds, Inc. Institutional Class - 40 .93%
Equity Income Fund
(a)
61,554 2,454
High Income Fund
(a)
25,839 211
LargeCap S&P 500 Index Fund
(a)
101,886 2,736
LargeCap Value Fund III
(a)
128,735 2,483
MidCap Growth Fund III
(a),(b)
71,250 822
Overseas Fund
(a)
150,354 1,624
$ 10,330
TOTAL INVESTMENT COMPANIES $ 25,246
Total Investments $ 25,246
Other Assets and Liabilities -  (0.03)% (7)
TOTAL NET ASSETS - 100.00% $ 25,239
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,296 $ 394 $ 232 $ 2,754
Core Fixed Income Fund 639 172 200 597
Diversified International Fund 3,096 787 205 3,940
Equity Income Fund 1,979 478 128 2,454
High Income Fund 219 59 67 211
International Small Company Fund 506 92 41 569
LargeCap Growth Fund I 2,242 395 237 2,765
LargeCap S&P 500 Index Fund 2,118 410 127 2,736
LargeCap Value Fund III 1,942 519 128 2,483
MidCap Fund 447 71 28 527
MidCap Growth Fund III 910 151 241 822
MidCap Value Fund I 1,316 214 352 1,252
Origin Emerging Markets Fund 766 141 59 953
Overseas Fund 1,593 216 199 1,624
Real Estate Securities Fund 499 101 34 553
SmallCap Growth Fund I 419 99 43 497
SmallCap Value Fund II 449 99 39 509
$ 21,436 $ 4,398 $ 2,360 $ 25,246
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 296
Core Fixed Income Fund 10 1 — (15)
Diversified International Fund — — — 262
Equity Income Fund 23 — — 125
High Income Fund 6 — — —
International Small Company Fund — — — 12
LargeCap Growth Fund I — — — 365
LargeCap S&P 500 Index Fund — — — 335
LargeCap Value Fund III — — — 150
MidCap Fund — — — 37
MidCap Growth Fund III — 2 — —
MidCap Value Fund I — 1 — 73
Origin Emerging Markets Fund — — — 105
Overseas Fund — (1) — 15
Real Estate Securities Fund 6 — — (13)
SmallCap Growth Fund I — — — 22
SmallCap Value Fund II — — — —
$ 45 $ 3 $ — $ 1,769
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .26%
Blue Chip Fund
(a)
46,695 $ 2,086
Core Fixed Income Fund
(a)
2,088,005 17,602
Diversified International Fund
(a)
211,256 2,974
Diversified Real Asset Fund
(a)
108,082 1,194
International Small Company Fund
(a)
40,744 420
LargeCap Growth Fund I
(a)
103,102 2,090
MidCap Fund
(a)
7,790 323
MidCap Value Fund I
(a)
55,087 953
Origin Emerging Markets Fund
(a)
66,180 717
SmallCap Growth Fund I
(a),(b)
24,311 361
SmallCap Value Fund II
(a)
31,163 379
$ 29,099
Principal Funds, Inc. Institutional Class - 44 .75%
Equity Income Fund
(a)
46,169 1,841
High Income Fund
(a)
449,987 3,681
Inflation Protection Fund
(a)
410,658 3,170
LargeCap S&P 500 Index Fund
(a)
76,947 2,066
LargeCap Value Fund III
(a)
96,739 1,866
MidCap Growth Fund III
(a),(b)
58,931 679
Overseas Fund
(a)
113,229 1,223
Short-Term Income Fund
(a)
762,266 9,041
$ 23,567
TOTAL INVESTMENT COMPANIES $ 52,666
Total Investments $ 52,666
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 52,662
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,234 $ 148 $ 550 $ 2,086
Core Fixed Income Fund 18,865 2,130 2,969 17,602
Diversified International Fund 2,883 423 557 2,974
Diversified Real Asset Fund 1,309 102 214 1,194
Equity Income Fund 1,873 205 345 1,841
High Income Fund 3,756 500 552 3,681
Inflation Protection Fund 3,399 320 571 3,170
International Small Company Fund 473 32 96 420
LargeCap Growth Fund I 2,174 148 540 2,090
LargeCap S&P 500 Index Fund 2,045 148 409 2,066
LargeCap Value Fund III 1,833 258 354 1,866
MidCap Fund 347 22 72 323
MidCap Growth Fund III 934 55 317 679
MidCap Value Fund I 1,246 75 435 953
Origin Emerging Markets Fund 737 43 149 717
Overseas Fund 1,590 74 448 1,223
Short-Term Income Fund 9,377 1,091 1,447 9,041
SmallCap Growth Fund I 377 50 84 361
SmallCap Value Fund II 412 51 83 379
$ 55,864 $ 5,875 $ 10,192 $ 52,666
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 155 $ — $ 99
Core Fixed Income Fund 311 (209) — (215)
Diversified International Fund — 9 — 216
Diversified Real Asset Fund 17 (3) — —
Equity Income Fund 18 (13) — 121
High Income Fund 124 (28) — 5
Inflation Protection Fund — (1) — 23
International Small Company Fund — — — 11
LargeCap Growth Fund I — (36) — 344
LargeCap S&P 500 Index Fund — 1 — 281
LargeCap Value Fund III — 1 — 128
MidCap Fund — 3 — 23
MidCap Growth Fund III — 32 — (25)
MidCap Value Fund I — 9 — 58
Origin Emerging Markets Fund — 6 — 80
Overseas Fund — 27 — (20)
Short-Term Income Fund 161 (12) — 32
SmallCap Growth Fund I — (4) — 22
SmallCap Value Fund II — (6) — 5
$ 631 $ (69) $ — $ 1,188
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,137,925 $ 1,138
TOTAL INVESTMENT COMPANIES $ 1,138
COMMON STOCKS - 98 .57 % Shares Held Value (000's)
Entertainment - 0 .64%
Marriott Vacations Worldwide Corp 10,497 $ 916
REITs - 97 .93%
Alexandria Real Estate Equities Inc 27,434 3,209
American Healthcare REIT Inc 57,767 844
American Homes 4 Rent 110,777 4,117
American Tower Corp 74,349 14,452
Americold Realty Trust Inc 120,803 3,085
AvalonBay Communities Inc 37,228 7,702
Broadstone Net Lease Inc 119,104 1,890
Cousins Properties Inc 77,319 1,790
DiamondRock Hospitality Co 107,170 906
Digital Realty Trust Inc 30,685 4,666
Equinix Inc 13,302 10,064
Equity Residential 47,743 3,311
Essex Property Trust Inc 11,861 3,229
Extra Space Storage Inc 47,888 7,442
First Industrial Realty Trust Inc 16,991 807
Gaming and Leisure Properties Inc 61,145 2,764
Healthcare Realty Trust Inc 81,903 1,350
InvenTrust Properties Corp 39,944 989
Invitation Homes Inc 150,369 5,397
Kilroy Realty Corp 36,091 1,125
National Health Investors Inc 20,489 1,388
NETSTREIT Corp 43,381 698
NNN REIT Inc 53,647 2,285
Prologis Inc 76,646 8,608
Regency Centers Corp 76,159 4,737
Rexford Industrial Realty Inc 77,763 3,467
Ryman Hospitality Properties Inc 17,368 1,734
Sabra Health Care REIT Inc 170,012 2,618
Saul Centers Inc 6,915 254
SBA Communications Corp 25,565 5,018
Simon Property Group Inc 8,097 1,229
Sun Communities Inc 27,164 3,269
Terreno Realty Corp 44,843 2,654
Ventas Inc 153,963 7,892
VICI Properties Inc 177,258 5,077
Welltower Inc 90,624 9,448
Weyerhaeuser Co 40,947 1,163
$ 140,678
TOTAL COMMON STOCKS $ 141,594
Total Investments $ 142,732
Other Assets and Liabilities -  0.64% 923
TOTAL NET ASSETS - 100.00% $ 143,655
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 226 $ 13,486 $ 12,574 $ 1,138
$ 226 $ 13,486 $ 12,574 $ 1,138
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 20 $ — $ — $ —
$ 20 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .91%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
5,467,389 $ 5,467
Principal Exchange-Traded Funds - 14 .98%
Principal U.S. Mega-Cap ETF
(a)
1,348,807 73,173
Principal U.S. Small-Cap ETF
(a)
348,600 16,778
$ 89,951
Principal Funds, Inc. Class R-6 - 44 .42%
Blue Chip Fund
(a)
1,049,700 46,890
Core Fixed Income Fund
(a)
10,934,954 92,182
Diversified International Fund
(a)
1,428,641 20,115
Diversified Real Asset Fund
(a)
1,653,160 18,268
High Yield Fund
(a)
3,296,693 21,923
International Equity Index Fund
(a)
241,715 2,828
International Small Company Fund
(a)
545,838 5,628
LargeCap Growth Fund I
(a)
1,038,247 21,045
Origin Emerging Markets Fund
(a)
1,116,320 12,101
Small-MidCap Dividend Income Fund
(a)
481,504 8,691
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,888,091 17,087
$ 266,758
Principal Funds, Inc. Institutional Class - 29 .10%
Bond Market Index Fund
(a)
2,852,846 24,049
Finisterre Emerging Markets Total Return Bond
Fund
(a)
903,621 7,825
Inflation Protection Fund
(a)
1,337,989 10,329
LargeCap S&P 500 Index Fund
(a)
469,037 12,594
LargeCap Value Fund III
(a)
1,694,654 32,690
Overseas Fund
(a)
1,816,032 19,613
Principal Capital Appreciation Fund
(a)
710,467 56,873
Short-Term Income Fund
(a)
908,405 10,774
$ 174,747
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .61%
Equity Income Account
(a)
1,431,703 42,178
Government & High Quality Bond Account
(a)
929,191 7,740
MidCap Account
(a),(c)
116,119 7,910
Real Estate Securities Account
(a)
331,507 5,911
$ 63,739
TOTAL INVESTMENT COMPANIES $ 600,662
Total Investments $ 600,662
Other Assets and Liabilities -  (0.02)% (130)
TOTAL NET ASSETS - 100.00% $ 600,532
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 51,944 $ 455 $ 11,724 $ 46,890
Bond Market Index Fund 26,612 184 2,542 24,049
Core Fixed Income Fund 85,913 12,177 3,976 92,182
Diversified International Fund 22,363 100 4,034 20,115
Diversified Real Asset Fund 18,415 1,251 1,419 18,268
Equity Income Account 42,827 619 4,174 42,178
Finisterre Emerging Markets Total Return Bond Fund 7,888 604 492 7,825
Government & High Quality Bond Account 8,314 134 614 7,740
High Yield Fund 22,218 1,137 1,366 21,923
Inflation Protection Fund 10,156 502 405 10,329
International Equity Index Fund 3,005 65 390 2,828
International Small Company Fund 5,934 62 513 5,628
LargeCap Growth Fund I 20,361 164 2,569 21,045
LargeCap S&P 500 Index Fund 12,393 186 1,738 12,594
LargeCap Value Fund III 21,904 10,427 1,395 32,690
MidCap Account 9,607 126 2,610 7,910
Origin Emerging Markets Fund 12,950 8 2,354 12,101
Overseas Fund 17,096 2,624 401 19,613
Principal Capital Appreciation Fund 55,621 537 7,767 56,873
Principal Government Money Market Fund - Class R-6 5.23% 3,115 2,702 350 5,467
Principal U.S. Mega-Cap ETF 69,009 — 6,326 73,173
Principal U.S. Small-Cap ETF 16,025 — — 16,778
Real Estate Securities Account 6,088 224 303 5,911
Short-Term Income Fund 11,181 377 811 10,774
Small-MidCap Dividend Income Fund 12,186 186 3,990 8,691
Spectrum Preferred and Capital Securities Income Fund 17,289 658 1,303 17,087
$ 590,414 $ 35,509 $ 63,566 $ 600,662
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7,965 $ — $ (1,750)
Bond Market Index Fund — (103) — (102)
Core Fixed Income Fund 1,578 (521) — (1,411)
Diversified International Fund — 612 — 1,074
Diversified Real Asset Fund 267 (163) — 184
Equity Income Account — 1,483 — 1,423
Finisterre Emerging Markets Total Return Bond Fund 314 (92) — (83)
Government & High Quality Bond Account — (35) — (59)
High Yield Fund 720 (74) — 8
Inflation Protection Fund — (59) — 135
International Equity Index Fund — 15 — 133
International Small Company Fund — 17 — 128
LargeCap Growth Fund I — (223) — 3,312
LargeCap S&P 500 Index Fund — 227 — 1,526
LargeCap Value Fund III — (24) — 1,778
MidCap Account — 606 — 181
Origin Emerging Markets Fund — (417) — 1,914
Overseas Fund — (9) — 303
Principal Capital Appreciation Fund — 862 — 7,620
Principal Government Money Market Fund - Class R-6 5.23% 116 — — —
Principal U.S. Mega-Cap ETF 209 794 — 9,696
Principal U.S. Small-Cap ETF 34 — — 753
Real Estate Securities Account — (11) — (87)
Short-Term Income Fund 196 (22) — 49
Small-MidCap Dividend Income Fund 78 395 — (86)
Spectrum Preferred and Capital Securities Income Fund 429 (165) — 608
$ 3,941 $ 11,058 $ — $ 27,247
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .77%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,267,676 $ 1,268
Principal Exchange-Traded Funds - 10 .31%
Principal U.S. Mega-Cap ETF
(a)
256,030 13,890
Principal U.S. Small-Cap ETF
(a)
64,200 3,090
$ 16,980
Principal Funds, Inc. Class R-6 - 50 .75%
Blue Chip Fund
(a)
212,611 9,497
Core Fixed Income Fund
(a)
5,282,007 44,527
Diversified International Fund
(a)
288,510 4,062
Diversified Real Asset Fund
(a)
378,091 4,178
High Yield Fund
(a)
1,038,237 6,904
International Equity Index Fund
(a)
64,656 757
International Small Company Fund
(a)
87,392 901
LargeCap Growth Fund I
(a)
102,086 2,069
Origin Emerging Markets Fund
(a)
194,571 2,109
Small-MidCap Dividend Income Fund
(a)
127,195 2,296
Spectrum Preferred and Capital Securities Income
Fund
(a)
696,638 6,305
$ 83,605
Principal Funds, Inc. Institutional Class - 28 .84%
Bond Market Index Fund
(a)
1,865,292 15,724
Finisterre Emerging Markets Total Return Bond
Fund
(a)
412,318 3,571
Inflation Protection Fund
(a)
753,933 5,820
LargeCap S&P 500 Index Fund
(a)
96,682 2,596
LargeCap Value Fund III
(a)
148,212 2,859
Overseas Fund
(a)
246,209 2,659
Principal Capital Appreciation Fund
(a)
125,369 10,036
Short-Term Income Fund
(a)
358,257 4,249
$ 47,514
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .35%
Equity Income Account
(a)
344,504 10,149
Government & High Quality Bond Account
(a)
458,242 3,817
Real Estate Securities Account
(a)
80,103 1,428
$ 15,394
TOTAL INVESTMENT COMPANIES $ 164,761
Total Investments $ 164,761
Other Assets and Liabilities -  (0.02)% (39)
TOTAL NET ASSETS - 100.00% $ 164,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,567 $ 63 $ 1,294 $ 9,497
Bond Market Index Fund 18,015 131 2,279 15,724
Core Fixed Income Fund 41,677 5,261 1,477 44,527
Diversified International Fund 4,126 61 436 4,062
Diversified Real Asset Fund 4,602 140 560 4,178
Equity Income Account 10,315 209 1,082 10,149
Finisterre Emerging Markets Total Return Bond Fund 3,827 228 402 3,571
Government & High Quality Bond Account 3,976 178 293 3,817
High Yield Fund 7,009 444 528 6,904
Inflation Protection Fund 6,077 147 447 5,820
International Equity Index Fund 863 27 177 757
International Small Company Fund 1,012 34 169 901
LargeCap Growth Fund I 2,047 14 299 2,069
LargeCap S&P 500 Index Fund 2,538 65 370 2,596
LargeCap Value Fund III 2,029 887 239 2,859
MidCap Account 1,705 1 1,815 —
Origin Emerging Markets Fund 2,264 — 422 2,109
Overseas Fund 1,680 1,075 156 2,659
Principal Capital Appreciation Fund 10,080 63 1,617 10,036
Principal Government Money Market Fund - Class R-6 5.23% 1,227 193 152 1,268
Principal U.S. Mega-Cap ETF 13,375 — 1,492 13,890
Principal U.S. Small-Cap ETF 2,951 — — 3,090
Real Estate Securities Account 1,279 271 108 1,428
Short-Term Income Fund 4,271 261 294 4,249
Small-MidCap Dividend Income Fund 2,418 109 292 2,296
Spectrum Preferred and Capital Securities Income Fund 6,423 324 608 6,305
$ 165,353 $ 10,186 $ 17,008 $ 164,761
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 645 $ — $ 516
Bond Market Index Fund — (150) — 7
Core Fixed Income Fund 768 (217) — (717)
Diversified International Fund — 44 — 267
Diversified Real Asset Fund 61 (73) — 69
Equity Income Account — 95 — 612
Finisterre Emerging Markets Total Return Bond Fund 148 (76) — (6)
Government & High Quality Bond Account — (18) — (26)
High Yield Fund 229 (8) — (13)
Inflation Protection Fund — (65) — 108
International Equity Index Fund — 8 — 36
International Small Company Fund — 5 — 19
LargeCap Growth Fund I — 42 — 265
LargeCap S&P 500 Index Fund — 41 — 322
LargeCap Value Fund III — 8 — 174
MidCap Account — 416 — (307)
Origin Emerging Markets Fund — (28) — 295
Overseas Fund — 3 — 57
Principal Capital Appreciation Fund — 167 — 1,343
Principal Government Money Market Fund - Class R-6 5.23% 33 — — —
Principal U.S. Mega-Cap ETF 40 186 — 1,821
Principal U.S. Small-Cap ETF 6 — — 139
Real Estate Securities Account — (4) — (10)
Short-Term Income Fund 76 (8) — 19
Small-MidCap Dividend Income Fund 20 17 — 44
Spectrum Preferred and Capital Securities Income Fund 161 (78) — 244
$ 1,542 $ 952 $ — $ 5,278
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .86%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
3,482,773 $ 3,483
Principal Exchange-Traded Funds - 16 .65%
Principal U.S. Mega-Cap ETF
(a)
982,311 53,290
Principal U.S. Small-Cap ETF
(a)
299,400 14,410
$ 67,700
Principal Funds, Inc. Class R-6 - 39 .40%
Blue Chip Fund
(a)
1,013,688 45,281
Core Fixed Income Fund
(a)
3,508,603 29,577
Diversified International Fund
(a)
1,177,603 16,581
Diversified Real Asset Fund
(a)
1,257,428 13,895
High Yield Fund
(a)
880,988 5,859
International Equity Index Fund
(a)
321,836 3,765
International Small Company Fund
(a)
577,303 5,952
LargeCap Growth Fund I
(a)
904,603 18,336
Origin Emerging Markets Fund
(a)
1,003,107 10,874
Small-MidCap Dividend Income Fund
(a)
286,034 5,163
Spectrum Preferred and Capital Securities Income
Fund
(a)
548,680 4,966
$ 160,249
Principal Funds, Inc. Institutional Class - 29 .35%
Bond Market Index Fund
(a)
973,713 8,208
Finisterre Emerging Markets Total Return Bond
Fund
(a)
320,533 2,776
Inflation Protection Fund
(a)
323,594 2,498
LargeCap S&P 500 Index Fund
(a)
378,910 10,174
LargeCap Value Fund III
(a)
1,507,889 29,087
Overseas Fund
(a)
1,449,360 15,653
Principal Capital Appreciation Fund
(a)
636,430 50,946
$ 119,342
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .77%
Equity Income Account
(a)
1,454,244 42,842
Government & High Quality Bond Account
(a)
255,376 2,127
MidCap Account
(a),(c)
81,194 5,531
Real Estate Securities Account
(a)
309,525 5,519
$ 56,019
TOTAL INVESTMENT COMPANIES $ 406,793
Total Investments $ 406,793
Other Assets and Liabilities -  (0.03)% (108)
TOTAL NET ASSETS - 100.00% $ 406,685
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 48,081 $ 160 $ 8,837 $ 45,281
Bond Market Index Fund 8,949 81 755 8,208
Core Fixed Income Fund 24,762 6,030 645 29,577
Diversified International Fund 22,243 99 7,172 16,581
Diversified Real Asset Fund 13,346 1,133 598 13,895
Equity Income Account 40,822 836 1,704 42,842
Finisterre Emerging Markets Total Return Bond Fund 2,959 184 303 2,776
Government & High Quality Bond Account 2,416 47 308 2,127
High Yield Fund 5,857 345 326 5,859
Inflation Protection Fund 2,539 150 211 2,498
International Equity Index Fund 3,867 53 356 3,765
International Small Company Fund 5,496 530 226 5,952
LargeCap Growth Fund I 17,090 102 1,517 18,336
LargeCap S&P 500 Index Fund 9,838 130 1,211 10,174
LargeCap Value Fund III 19,565 8,789 833 29,087
MidCap Account 7,245 44 2,323 5,531
Origin Emerging Markets Fund 10,895 83 1,377 10,874
Overseas Fund 9,484 6,275 442 15,653
Principal Capital Appreciation Fund 47,164 177 3,844 50,946
Principal Government Money Market Fund - Class R-6 5.23% 2,748 886 151 3,483
Principal U.S. Mega-Cap ETF 48,131 — 2,328 53,290
Principal U.S. Small-Cap ETF 13,763 — — 14,410
Real Estate Securities Account 5,829 185 404 5,519
Small-MidCap Dividend Income Fund 8,317 82 3,442 5,163
Spectrum Preferred and Capital Securities Income Fund 4,939 253 354 4,966
$ 386,345 $ 26,654 $ 39,667 $ 406,793
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4,502 $ — $ 1,375
Bond Market Index Fund — (35) — (32)
Core Fixed Income Fund 490 (117) — (453)
Diversified International Fund — 981 — 430
Diversified Real Asset Fund 200 (71) — 85
Equity Income Account — 101 — 2,787
Finisterre Emerging Markets Total Return Bond Fund 112 (57) — (7)
Government & High Quality Bond Account — (27) — (1)
High Yield Fund 191 (21) — 4
Inflation Protection Fund — (22) — 42
International Equity Index Fund — 15 — 186
International Small Company Fund — 6 — 146
LargeCap Growth Fund I — (189) — 2,850
LargeCap S&P 500 Index Fund — 152 — 1,265
LargeCap Value Fund III — (21) — 1,587
MidCap Account — 515 — 50
Origin Emerging Markets Fund — (231) — 1,504
Overseas Fund — (15) — 351
Principal Capital Appreciation Fund — 424 — 7,025
Principal Government Money Market Fund - Class R-6 5.23% 86 — — —
Principal U.S. Mega-Cap ETF 152 280 — 7,207
Principal U.S. Small-Cap ETF 29 — — 647
Real Estate Securities Account — (16) — (75)
Small-MidCap Dividend Income Fund 46 381 — (175)
Spectrum Preferred and Capital Securities Income Fund 124 (45) — 173
$ 1,430 $ 6,490 $ — $ 26,971
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .00%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,314,423 $ 1,314
Principal Exchange-Traded Funds - 9 .55%
Principal Active High Yield ETF
(a)
121,116 2,307
Principal U.S. Mega-Cap ETF
(a)
175,407 9,516
Principal U.S. Small-Cap ETF
(a)
15,000 722
$ 12,545
Principal Funds, Inc. Class R-6 - 48 .53%
Blue Chip Fund
(a)
31,400 1,403
Core Fixed Income Fund
(a)
5,142,103 43,348
Diversified International Fund
(a)
232,094 3,268
Diversified Real Asset Fund
(a)
144,454 1,596
Global Real Estate Securities Fund
(a)
70,400 635
High Yield Fund
(a)
706,941 4,701
LargeCap Growth Fund I
(a)
63,985 1,297
Small-MidCap Dividend Income Fund
(a)
124,860 2,254
Spectrum Preferred and Capital Securities Income
Fund
(a)
579,776 5,247
$ 63,749
Principal Funds, Inc. Institutional Class - 32 .99%
Bond Market Index Fund
(a)
1,693,482 14,276
Finisterre Emerging Markets Total Return Bond
Fund
(a)
756,546 6,552
Inflation Protection Fund
(a)
936,927 7,233
LargeCap S&P 500 Index Fund
(a)
50,101 1,345
LargeCap Value Fund III
(a)
147,621 2,847
Overseas Fund
(a)
87,842 949
Principal Capital Appreciation Fund
(a)
68,219 5,461
Short-Term Income Fund
(a)
394,365 4,677
$ 43,340
Principal Variable Contracts Funds, Inc.  Class 1 - 7 .96%
Equity Income Account
(a)
139,758 4,117
Government & High Quality Bond Account
(a)
685,302 5,709
Real Estate Securities Account
(a)
35,317 630
$ 10,456
TOTAL INVESTMENT COMPANIES $ 131,404
Total Investments $ 131,404
Other Assets and Liabilities -  (0.03)% (35)
TOTAL NET ASSETS - 100.00% $ 131,369
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,640 $ 54 $ 1,577 $ 1,403
Bond Market Index Fund 21,529 53 7,079 14,276
Core Fixed Income Fund 41,488 4,317 1,527 43,348
Diversified International Fund 3,499 16 506 3,268
Diversified Real Asset Fund 2,090 25 519 1,596
Equity Income Account 4,368 25 570 4,117
Finisterre Emerging Markets Total Return Bond Fund 3,497 3,568 392 6,552
Global Real Estate Securities Fund 720 5 68 635
Government & High Quality Bond Account 5,864 87 179 5,709
High Yield Fund 4,647 228 161 4,701
Inflation Protection Fund 7,473 126 421 7,233
LargeCap Growth Fund I 1,282 25 205 1,297
LargeCap S&P 500 Index Fund 1,346 15 206 1,345
LargeCap Value Fund III 1,304 1,659 215 2,847
Origin Emerging Markets Fund 629 — 661 —
Overseas Fund — 1,005 90 949
Principal Active High Yield ETF 2,284 — — 2,307
Principal Capital Appreciation Fund 5,786 39 1,198 5,461
Principal Government Money Market Fund - Class R-6 5.23% 720 648 54 1,314
Principal U.S. Mega-Cap ETF 9,605 — 1,496 9,516
Principal U.S. Small-Cap ETF — 714 — 722
Real Estate Securities Account 704 6 67 630
Short-Term Income Fund 4,764 134 233 4,677
Small-MidCap Dividend Income Fund 4,457 26 2,329 2,254
Spectrum Preferred and Capital Securities Income Fund 5,321 155 367 5,247
$ 136,017 $ 12,930 $ 20,120 $ 131,404
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 650 $ — $ (364)
Bond Market Index Fund — (407) — 180
Core Fixed Income Fund 759 (281) — (649)
Diversified International Fund — 35 — 224
Diversified Real Asset Fund 25 34 — (34)
Equity Income Account — 92 — 202
Finisterre Emerging Markets Total Return Bond Fund 245 (75) — (46)
Global Real Estate Securities Fund — 9 — (31)
Government & High Quality Bond Account — (15) — (48)
High Yield Fund 154 — — (13)
Inflation Protection Fund — (59) — 114
LargeCap Growth Fund I — 29 — 166
LargeCap S&P 500 Index Fund — 28 — 162
LargeCap Value Fund III — 3 — 96
Origin Emerging Markets Fund — (85) — 117
Overseas Fund — 3 — 31
Principal Active High Yield ETF 67 — — 23
Principal Capital Appreciation Fund — 138 — 696
Principal Government Money Market Fund - Class R-6 5.23% 28 — — —
Principal U.S. Mega-Cap ETF 27 189 — 1,218
Principal U.S. Small-Cap ETF 1 — — 8
Real Estate Securities Account — (4) — (9)
Short-Term Income Fund 85 (6) — 18
Small-MidCap Dividend Income Fund 21 267 — (167)
Spectrum Preferred and Capital Securities Income Fund 134 (45) — 183
$ 1,546 $ 500 $ — $ 2,077
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .99%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
4,377,532 $ 4,378
Principal Exchange-Traded Funds - 17 .82%
Principal U.S. Mega-Cap ETF
(a)
1,124,000 60,977
Principal U.S. Small-Cap ETF
(a)
364,100 17,524
$ 78,501
Principal Funds, Inc. Class R-6 - 35 .26%
Blue Chip Fund
(a)
1,271,165 56,783
Diversified International Fund
(a)
1,578,726 22,228
Diversified Real Asset Fund
(a)
1,423,029 15,725
International Equity Index Fund
(a)
462,680 5,413
International Small Company Fund
(a)
1,028,142 10,600
LargeCap Growth Fund I
(a)
1,141,850 23,145
Origin Emerging Markets Fund
(a)
1,481,077 16,055
Small-MidCap Dividend Income Fund
(a)
296,615 5,354
$ 155,303
Principal Funds, Inc. Institutional Class - 31 .79%
LargeCap S&P 500 Index Fund
(a)
512,136 13,751
LargeCap Value Fund III
(a)
1,977,274 38,142
Overseas Fund
(a)
2,026,570 21,887
Principal Capital Appreciation Fund
(a)
827,927 66,275
$ 140,055
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .17%
Equity Income Account
(a)
1,783,584 52,544
MidCap Account
(a),(c)
91,028 6,201
Real Estate Securities Account
(a)
206,057 3,674
$ 62,419
TOTAL INVESTMENT COMPANIES $ 440,656
Total Investments $ 440,656
Other Assets and Liabilities -  (0.03)% (117)
TOTAL NET ASSETS - 100.00% $ 440,539
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 57,171 $ 1,081 $ 8,592 $ 56,783
Diversified International Fund 20,515 937 823 22,228
Diversified Real Asset Fund 14,594 1,300 182 15,725
Equity Income Account 48,023 2,188 1,109 52,544
International Equity Index Fund 5,108 355 324 5,413
International Small Company Fund 9,694 980 338 10,600
LargeCap Growth Fund I 20,647 609 1,398 23,145
LargeCap S&P 500 Index Fund 12,247 448 783 13,751
LargeCap Value Fund III 23,568 13,317 712 38,142
MidCap Account 8,119 231 2,773 6,201
Origin Emerging Markets Fund 15,286 169 1,283 16,055
Overseas Fund 20,039 2,234 720 21,887
Principal Capital Appreciation Fund 58,390 1,340 2,897 66,275
Principal Government Money Market Fund - Class R-6 5.23% 2,691 1,834 147 4,378
Principal U.S. Mega-Cap ETF 53,166 — 643 60,977
Principal U.S. Small-Cap ETF 16,738 — — 17,524
Real Estate Securities Account 3,451 373 111 3,674
Small-MidCap Dividend Income Fund 10,487 137 5,483 5,354
$ 399,934 $ 27,533 $ 28,318 $ 440,656
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3,181 $ — $ 3,942
Diversified International Fund — 17 — 1,582
Diversified Real Asset Fund 223 (24) — 37
Equity Income Account — 23 — 3,419
International Equity Index Fund — 6 — 268
International Small Company Fund — (66) — 330
LargeCap Growth Fund I — 80 — 3,207
LargeCap S&P 500 Index Fund — 33 — 1,806
LargeCap Value Fund III — (1) — 1,970
MidCap Account — 619 — 5
Origin Emerging Markets Fund — 36 — 1,847
Overseas Fund — (27) — 361
Principal Capital Appreciation Fund — 82 — 9,360
Principal Government Money Market Fund - Class R-6 5.23% 95 — — —
Principal U.S. Mega-Cap ETF 174 76 — 8,378
Principal U.S. Small-Cap ETF 35 — — 786
Real Estate Securities Account — (4) — (35)
Small-MidCap Dividend Income Fund 48 562 — (349)
$ 575 $ 4,593 $ — $ 36,914
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .39 % Shares Held Value (000's)
Money Market Funds - 4 .39%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
695,340 $ 695
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
5,484,133 5,484
$ 6,179
TOTAL INVESTMENT COMPANIES $ 6,179
BONDS - 95 .07%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .36%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 398
Lockheed Martin Corp
4.50%, 02/15/2029 650 640
Northrop Grumman Corp
4.60%, 02/01/2029 500 491
RTX Corp
5.75%, 11/08/2026 375 379
$ 1,908
Agriculture - 0 .14%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 200 191
Airlines - 0 .54%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
508 498
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
265 262
$ 760
Automobile Asset Backed Securities - 5 .47%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 200 200
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 240 240
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 200 200
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
170 170
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
257 257
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
534 534
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
300 300
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 449
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 97 97
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 252 252
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 559 560
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 313 313
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 35 35
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 203 203
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
806 795
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
412 399
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 495
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 193
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
900 900
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 $ 184 $ 184
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
500 500
World Omni Auto Receivables Trust 2023-A
5.76%, 07/15/2026 161 161
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 253 253
$ 7,690
Banks - 16 .75%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,236
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 660
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 575
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 748
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e),(f)
500 497
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 560
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 281
Barclays PLC
2.28%, 11/24/2027
(e)
500 463
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 497
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 397
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 304
5.99%, 10/03/2028 160 164
Citigroup Inc
1.12%, 01/28/2027
(e)
900 839
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 676 675
5.17%, 02/13/2030
(e)
400 398
Secured Overnight Financing Rate + 1.36%
6.07%, 10/30/2024 400 400
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 200 200
6.82%, 11/20/2029
(e)
400 416
Secured Overnight Financing Rate + 2.51%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 466
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 489
Secured Overnight Financing Rate + 1.73%
5.73%, 04/25/2030
(e),(f)
400 407
Secured Overnight Financing Rate + 1.27%
6.15%, 12/09/2026 720 721
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
$ 700 $ 652
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,315
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 340
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
5.57%, 04/22/2028
(e)
300 302
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 305
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 598
Morgan Stanley
1.59%, 05/04/2027
(e)
850 792
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 280
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
250 249
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 449
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
125 126
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 305
Secured Overnight Financing Rate + 1.26%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 199
Royal Bank of Canada
0.88%, 01/20/2026 600 561
Societe Generale SA
2.63%, 01/22/2025
(d)
600 588
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 561
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 324
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
500 531
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
650 646
Secured Overnight Financing Rate + 1.56%
3.87%, 01/12/2029
(d),(e)
750 708
3 Month USD LIBOR + 1.41%
US Bancorp
5.38%, 01/23/2030
(e)
175 175
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
800 783
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 388
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 494
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
5.71%, 04/22/2028
(e)
300 303
Secured Overnight Financing Rate + 1.07%
$ 23,565
Beverages - 0 .42%
Constellation Brands Inc
4.80%, 01/15/2029 100 99
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 493
$ 592
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .28%
Amgen Inc
5.15%, 03/02/2028 $ 400 $ 400
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 309
Chemicals - 0 .50%
Nutrien Ltd
5.90%, 11/07/2024 450 450
Westlake Corp
3.60%, 08/15/2026 268 258
$ 708
Commercial Mortgage Backed Securities - 10 .95%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
472 451
BX 2024-PALM
6.84%, 06/15/2037
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-21M
6.17%, 10/15/2036
(d)
253 249
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(d)
377 373
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.11%, 06/15/2038
(d)
263 260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.14%, 09/15/2036
(d)
1,000 987
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.13%, 10/15/2038
(d)
704 696
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
350 345
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
750 736
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,511
1.69%, 07/15/2060
(d)
450 426
Cold Storage Trust 2020-ICE5
6.34%, 11/15/2037
(d)
590 588
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
ELP Commercial Mortgage Trust 2021-ELP
6.14%, 11/15/2038
(d)
749 740
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.47%, 09/10/2038
(d),(g)
460 448
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.49%, 04/15/2038
(d)
718 718
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-BOLT
6.92%, 06/15/2026
(d)
$ 500 $ 498
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
6.14%, 03/15/2038
(d)
639 627
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.62%, 05/15/2039
(d)
800 786
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
6.92%, 05/15/2041
(d)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(d)
839 832
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.29%, 05/15/2038
(d)
590 585
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.14%, 07/15/2038
(d)
650 648
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.14%, 01/15/2027
(d)
456 450
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.93%, 10/15/2036
(d)
600 589
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
574 569
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
500 499
$ 15,407
Computers - 0 .69%
Apple Inc
1.13%, 05/11/2025 1,000 965
Consumer Products - 0 .34%
Avery Dennison Corp
0.85%, 08/15/2024 475 472
Diversified Financial Services - 0 .61%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 493
6.45%, 04/15/2027 350 358
$ 851
Electric - 9 .22%
AES Corp/The
1.38%, 01/15/2026 900 843
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 139
5.95%, 03/30/2029
(d)
500 512
Black Hills Corp
1.04%, 08/23/2024 550 546
Consumers Energy Co
4.90%, 02/15/2029 375 373
Dominion Energy Inc
3.07%, 08/15/2024
(g)
530 528
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
1.05%, 06/01/2025 $ 250 $ 240
2.53%, 10/01/2024
(g)
478 474
3.40%, 06/15/2029 500 458
5.10%, 03/01/2029 500 496
Duke Energy Corp
0.90%, 09/15/2025 500 473
Entergy Louisiana LLC
0.95%, 10/01/2024 500 494
Evergy Inc
2.45%, 09/15/2024 200 199
Exelon Corp
5.15%, 03/15/2029 320 319
Fortis Inc/Canada
3.06%, 10/04/2026 656 622
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 165
4.90%, 03/15/2029 500 495
5.75%, 09/01/2025 800 802
6.05%, 03/01/2025 150 150
OGE Energy Corp
5.45%, 05/15/2029 400 403
PacifiCorp
5.10%, 02/15/2029 450 450
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 665
5.20%, 04/01/2029 500 499
5.88%, 10/15/2028 350 358
Southern Co/The
5.50%, 03/15/2029 500 507
Southwestern Electric Power Co
1.65%, 03/15/2026 600 564
Tampa Electric Co
4.90%, 03/01/2029 110 109
Tucson Electric Power Co
3.05%, 03/15/2025 100 98
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 765
Xcel Energy Inc
1.75%, 03/15/2027 250 227
$ 12,973
Food - 0 .92%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 310 306
Mondelez International Holdings Netherlands BV
0.75%, 09/24/2024
(d)
500 494
Nestle Holdings Inc
0.61%, 09/14/2024
(d)
500 495
$ 1,295
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 383
Gas - 0 .58%
NiSource Inc
0.95%, 08/15/2025 700 665
5.25%, 03/30/2028 150 150
$ 815
Healthcare - Products - 0 .35%
Solventum Corp
5.40%, 03/01/2029
(d)
500 498
Healthcare - Services - 1 .33%
Centene Corp
4.25%, 12/15/2027 750 716
HCA Inc
5.25%, 06/15/2026 1,000 995
5.88%, 02/01/2029 150 153
$ 1,864

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .35%
DR Horton Inc
2.50%, 10/15/2024 $ 500 $ 495
Home Equity Asset Backed Securities - 0 .69%
JP Morgan Mortgage Trust 2023-HE1
7.08%, 11/25/2053
(d)
100 101
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.91%, 03/25/2054
(d)
527 531
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.93%, 05/25/2054
(d)
331 334
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
$ 966
Home Furnishings - 0 .18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 250
Insurance - 2 .69%
Aon North America Inc
5.15%, 03/01/2029 700 698
Athene Global Funding
1.72%, 01/07/2025
(d)
400 391
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 470
1.10%, 06/23/2025
(d)
600 575
Markel Group Inc
3.50%, 11/01/2027 209 198
New York Life Global Funding
2.00%, 01/22/2025
(d)
500 490
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 468
5.07%, 03/25/2027
(d)
500 501
$ 3,791
Internet - 0 .33%
eBay Inc
1.40%, 05/10/2026 500 465
Machinery - Diversified - 0 .14%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 200
Media - 0 .40%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 68 67
6.10%, 06/01/2029 500 502
$ 569
Mining - 0 .45%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 398
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 239
$ 637
Mortgage Backed Securities - 5 .27%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
454 457
CHL Mortgage Pass-Through Trust 2003-46
5.55%, 01/19/2034
(g)
8 8
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
104 89
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
1,082 1,079
JP Morgan Mortgage Trust 2004-A3
6.79%, 07/25/2034
(g)
4 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
$ 278 $ 245
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
428 425
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
614 611
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
138 122
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
371 320
PHH Mortgage Trust Series 2008-CIM1
7.69%, 06/25/2038 29 26
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
719 625
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
132 119
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
361 312
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
519 447
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
792 787
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(g)
265 263
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
1,157 1,154
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
2 2
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
9 9
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
212 177
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
84 75
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
61 53
$ 7,417
Office & Business Equipment - 0 .27%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 374
Oil & Gas - 1 .22%
Chevron USA Inc
0.69%, 08/12/2025 400 381
Diamondback Energy Inc
5.15%, 01/30/2030 350 349
5.20%, 04/18/2027 400 400
Exxon Mobil Corp
2.99%, 03/19/2025 450 442
Phillips 66
3.85%, 04/09/2025
(f)
150 148
$ 1,720
Oil & Gas Services - 0 .28%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 199
5.00%, 11/15/2029
(d)
200 199
$ 398

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 14 .94%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.71%, 01/15/2032
(d)
506 507
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.68%, 10/22/2032
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 200 200
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
200 200
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
350 350
Dewolf Park CLO Ltd
6.51%, 10/15/2030
(d)
841 843
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
222 223
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
300 300
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
300 299
Fortress Credit Opportunities XVII CLO Ltd
6.70%, 01/15/2030
(d)
141 141
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
500 499
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 287 287
KKR CLO 18 Ltd
6.53%, 07/18/2030
(d)
532 532
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.97%, 10/20/2030
(d)
129 129
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.14%, 10/20/2030
(d)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
218 218
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
495 494
Lake Shore MM CLO II Ltd
0.00%, 10/17/2031
(d),(h),(i)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
7.06%, 10/17/2031
(d)
716 717
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.53%, 10/21/2030
(d)
959 960
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO XIII Ltd
6.53%, 04/15/2032
(d)
1,000 1,002
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
$ 414 $ 414
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
31 29
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
429 435
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
49 49
Oaktree CLO 2019-4 Ltd
6.84%, 07/20/2037
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.85%, 04/20/2037
(d)
500 503
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.38%, 04/15/2030
(d)
286 286
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.84%, 10/20/2031
(d)
241 241
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
1,000 980
4.95%, 02/15/2029
(d)
650 645
5.52%, 10/15/2028
(d)
200 201
Shackleton 2017-X CLO Ltd
6.48%, 04/20/2029
(d)
171 171
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
TCI-Flatiron CLO 2016-1 Ltd
6.42%, 01/17/2032
(d)
440 440
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,492
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 751
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 599
Verizon Master Trust
4.49%, 01/22/2029 700 691
4.89%, 04/13/2028 1,000 995
5.16%, 06/20/2029 600 600
5.23%, 11/22/2027 550 549
Voya 2012-4 Ltd
6.59%, 10/15/2030
(d)
368 368
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
30 30
$ 21,020
Packaging & Containers - 0 .58%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 417
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
400 398
$ 815
Pharmaceuticals - 1 .84%
AbbVie Inc
2.60%, 11/21/2024 200 198
4.80%, 03/15/2029 500 498
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 399
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 499

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Group/The
1.25%, 03/15/2026 $ 208 $ 194
Eli Lilly & Co
4.50%, 02/09/2029 500 496
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 298
$ 2,582
Pipelines - 2 .71%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 537
6.06%, 08/15/2026
(d)
150 151
Enbridge Inc
5.30%, 04/05/2029 650 651
5.90%, 11/15/2026 525 531
Energy Transfer LP
4.40%, 03/15/2027 250 244
5.55%, 02/15/2028 600 605
Kinder Morgan Inc
5.00%, 02/01/2029 500 494
ONEOK Inc
5.55%, 11/01/2026 300 301
Williams Cos Inc/The
5.40%, 03/02/2026 300 300
$ 3,814
REITs - 2 .24%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 254
5.49%, 03/15/2053
(d)
500 502
Crown Castle Inc
1.35%, 07/15/2025 250 239
CubeSmart LP
4.00%, 11/15/2025 65 63
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 267
Public Storage Operating Co
6.10%, 04/16/2027 450 451
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 454
1.88%, 07/15/2050
(d)
125 118
2.33%, 07/15/2052
(d)
653 586
2.84%, 01/15/2050
(d)
225 221
$ 3,155
Semiconductors - 0 .74%
Micron Technology Inc
6.75%, 11/01/2029 325 346
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 195
Texas Instruments Inc
4.60%, 02/08/2029 500 497
$ 1,038
Software - 0 .70%
Roper Technologies Inc
1.00%, 09/15/2025 300 284
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 496
5.40%, 06/12/2029 200 201
$ 981
Student Loan Asset Backed Securities - 5 .21%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
57 53
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
62 59
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
116 103
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
229 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
$ 227 $ 188
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
289 240
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
133 119
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
600 601
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
4 4
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
14 14
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
61 57
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
100 92
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
104 94
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
118 107
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
70 65
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
84 74
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
636 559
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
110 97
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
290 252
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
312 267
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
180 159
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
214 214
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
400 401
Navient Student Loan Trust
6.48%, 03/15/2072
(d)
476 482
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
451 408
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
143 129
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
284 261
SLM Private Credit Student Loan Trust 2004-A
6.00%, 06/15/2033 25 25
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.89%, 06/15/2039 304 295
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.80%, 12/15/2039 119 115
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
275 242
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
280 254
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
497 450
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
350 320

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
$ 342 $ 333
$ 7,333
Telecommunications - 2 .09%
AT&T Inc
1.70%, 03/25/2026 700 657
Cisco Systems Inc
4.85%, 02/26/2029 500 500
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 98
4.24%, 07/15/2048
(d)
290 276
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
216 214
5.15%, 03/20/2028
(d)
750 747
Verizon Communications Inc
1.45%, 03/20/2026 300 281
6.14%, 03/20/2026 168 169
Secured Overnight Financing Rate + 0.79%
$ 2,942
Transportation - 0 .51%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 344
Ryder System Inc
1.75%, 09/01/2026 400 370
$ 714
Trucking & Leasing - 0 .30%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
425 425
TOTAL BONDS $ 133,747
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .01%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.48%, 09/01/2035 $ 4 $ 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
5.83%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
6.02%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.07%, 08/01/2034 2 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.13%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.29%, 02/01/2037 6 7
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
7.18%, 04/01/2033 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
$ 21
U.S. Treasury - 0 .99%
2.63%, 02/15/2029 1,500 1,391
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,416
Total Investments $ 141,342
Other Assets and Liabilities -  (0.47)% (658)
TOTAL NET ASSETS - 100.00% $ 140,684
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $695 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,882 or 50.38% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $667 or 0.47% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 3,770 $ 34,512 $ 32,798 $ 5,484
$ 3,770 $ 34,512 $ 32,798 $ 5,484
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 99 $ — $ — $ —
$ 99 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2024 Long 104 $ 11,084 $ 40
Total $ 40
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .54 % Shares Held Value (000's)
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
81,081 $ 81
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
2,560,404 2,561
$ 2,642
TOTAL INVESTMENT COMPANIES $ 2,642
COMMON STOCKS - 97 .44 % Shares Held Value (000's)
Aerospace & Defense - 0 .80%
AAR Corp
(d)
19,000 $ 1,381
Agriculture - 1 .66%
Darling Ingredients Inc
(d)
34,000 1,249
Vital Farms Inc
(d)
34,200 1,600
$ 2,849
Apparel - 0 .97%
PVH Corp 15,700 1,662
Automobile Parts & Equipment - 0 .65%
Visteon Corp
(d)
10,400 1,110
Banks - 8 .52%
Ameris Bancorp 29,000 1,460
CVB Financial Corp 66,700 1,150
First Horizon Corp 113,100 1,784
First Merchants Corp 23,900 796
FNB Corp/PA 129,758 1,775
Independent Bank Corp/MI 18,700 505
National Bank Holdings Corp 17,300 675
Pinnacle Financial Partners Inc 18,600 1,489
Popular Inc 26,800 2,370
Trustmark Corp 18,500 556
Webster Financial Corp 15,307 667
Wintrust Financial Corp 14,400 1,419
$ 14,646
Biotechnology - 6 .59%
Bridgebio Pharma Inc
(d)
37,200 942
Cellectis SA ADR
(d)
32,000 60
Denali Therapeutics Inc
(d)
41,100 954
Immunocore Holdings PLC ADR
(d)
17,500 593
Immunovant Inc
(d)
20,000 528
Insmed Inc
(d)
60,647 4,063
Intra-Cellular Therapies Inc
(d)
18,900 1,295
Iovance Biotherapeutics Inc
(d)
92,700 744
MacroGenics Inc
(d)
23,000 98
Olink Holding AB ADR
(d)
17,282 440
SpringWorks Therapeutics Inc
(d)
16,700 629
Structure Therapeutics Inc ADR
(d)
5,850 230
Viking Therapeutics Inc
(d)
14,100 747
$ 11,323
Building Materials - 4 .28%
Modine Manufacturing Co
(d)
29,300 2,935
SPX Technologies Inc
(d)
6,300 895
Summit Materials Inc
(d)
48,800 1,787
Trex Co Inc
(d)
23,500 1,742
$ 7,359
Chemicals - 0 .82%
Arcadium Lithium PLC
(d)
135,698 456
Koppers Holdings Inc 25,800 954
$ 1,410
Commercial Services - 1 .13%
Huron Consulting Group Inc
(d)
9,800 965
Progyny Inc
(d)
34,500 987
$ 1,952
Computers - 3 .28%
Parsons Corp
(d)
30,000 2,454
Super Micro Computer Inc
(d)
1,222 1,001
Varonis Systems Inc
(d)
45,500 2,183
$ 5,638
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .48%
Core & Main Inc
(d)
15,400 $ 754
WESCO International Inc 11,300 1,791
$ 2,545
Diversified Financial Services - 3 .62%
Janus Henderson Group PLC 23,200 782
Lazard Inc 57,100 2,180
Marex Group PLC
(d)
17,300 346
OneMain Holdings Inc 23,100 1,120
Stifel Financial Corp 21,400 1,801
$ 6,229
Electric - 1 .94%
Brookfield Renewable Corp 44,700 1,269
Portland General Electric Co 47,800 2,067
$ 3,336
Electrical Components & Equipment - 1 .17%
EnerSys 19,400 2,008
Electronics - 4 .25%
Advanced Energy Industries Inc 16,100 1,751
Atkore Inc 17,600 2,375
TD SYNNEX Corp 14,132 1,631
Vishay Intertechnology Inc 69,500 1,550
$ 7,307
Engineering & Construction - 2 .04%
Dycom Industries Inc
(d)
12,900 2,177
MYR Group Inc
(d)
8,400 1,140
TopBuild Corp
(d)
500 193
$ 3,510
Entertainment - 1 .84%
Caesars Entertainment Inc
(d)
27,700 1,101
TKO Group Holdings Inc 19,100 2,062
$ 3,163
Food - 1 .17%
Performance Food Group Co
(d)
30,500 2,016
Gas - 1 .20%
Southwest Gas Holdings Inc 29,300 2,062
Hand & Machine Tools - 1 .18%
Regal Rexnord Corp 15,000 2,028
Healthcare - Products - 3 .02%
Castle Biosciences Inc
(d)
50,500 1,099
Exact Sciences Corp
(d)
37,800 1,597
Natera Inc
(d)
23,099 2,502
$ 5,198
Healthcare - Services - 2 .60%
Acadia Healthcare Co Inc
(d)
10,000 675
Addus HomeCare Corp
(d)
11,400 1,324
LifeStance Health Group Inc
(d)
122,800 603
RadNet Inc
(d)
31,800 1,874
$ 4,476
Home Builders - 1 .90%
Forestar Group Inc
(d)
10,100 323
Taylor Morrison Home Corp
(d)
53,100 2,944
$ 3,267
Insurance - 3 .36%
Abacus Life Inc
(d)
28,562 247
CNO Financial Group Inc 42,471 1,177
Essent Group Ltd 25,300 1,422
Hanover Insurance Group Inc/The 6,900 866
Lincoln National Corp 66,400 2,065
$ 5,777
Internet - 0 .06%
Lulu's Fashion Lounge Holdings Inc
(d)
57,200 106
Iron & Steel - 1 .26%
Commercial Metals Co 39,300 2,161
Leisure Products & Services - 1 .28%
Life Time Group Holdings Inc
(d)
94,000 1,770
Lindblad Expeditions Holdings Inc
(d)
45,300 437
$ 2,207

Schedule of Investments
SmallCap Account
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .81%
Chart Industries Inc
(d)
20,800 $ 3,002
Middleby Corp/The
(d)
15,200 1,864
Zurn Elkay Water Solutions Corp 57,600 1,693
$ 6,559
Mining - 0 .05%
Piedmont Lithium Inc
(d),(e)
7,800 78
Oil & Gas - 3 .94%
Chord Energy Corp 11,400 1,912
Civitas Resources Inc 28,500 1,967
Gulfport Energy Corp
(d)
1,836 277
Patterson-UTI Energy Inc 108,100 1,120
Valaris Ltd
(d)
20,100 1,497
$ 6,773
Oil & Gas Services - 1 .12%
ChampionX Corp 48,200 1,601
Helix Energy Solutions Group Inc
(d)
26,952 322
$ 1,923
Packaging & Containers - 1 .16%
Graphic Packaging Holding Co 76,400 2,002
Pharmaceuticals - 2 .13%
BellRing Brands Inc
(d)
15,300 874
Collegium Pharmaceutical Inc
(d)
48,800 1,571
Dexcom Inc
(d)
10,800 1,225
$ 3,670
REITs - 6 .01%
Agree Realty Corp 35,900 2,223
Cousins Properties Inc 60,601 1,403
First Industrial Realty Trust Inc 45,400 2,157
Ladder Capital Corp 66,400 750
Pebblebrook Hotel Trust 156,720 2,155
Rexford Industrial Realty Inc 37,000 1,650
$ 10,338
Retail - 3 .87%
American Eagle Outfitters Inc 41,300 825
BJ's Wholesale Club Holdings Inc
(d)
26,800 2,354
Bloomin' Brands Inc 63,200 1,215
Caleres Inc 52,800 1,774
Portillo's Inc
(d)
49,300 479
$ 6,647
Semiconductors - 2 .34%
Allegro MicroSystems Inc
(d)
50,400 1,423
Entegris Inc 12,700 1,720
SiTime Corp
(d)
7,100 883
$ 4,026
Software - 7 .66%
Aspen Technology Inc
(d)
3,344 664
Bentley Systems Inc 9,400 464
DigitalOcean Holdings Inc
(d)
27,300 949
DoubleVerify Holdings Inc
(d)
33,300 648
Duolingo Inc
(d)
4,000 835
Jamf Holding Corp
(d)
32,226 532
JFrog Ltd
(d)
28,825 1,082
Manhattan Associates Inc
(d)
9,100 2,245
Privia Health Group Inc
(d)
74,600 1,297
Progress Software Corp 18,900 1,025
Sophia Genetics SA
(d)
52,700 241
Sprout Social Inc
(d)
29,912 1,067
Verra Mobility Corp
(d)
78,000 2,122
$ 13,171
Telecommunications - 0 .97%
Credo Technology Group Holding Ltd
(d)
52,175 1,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .31%
Hub Group Inc 28,000 $ 1,205
Teekay Tankers Ltd 27,300 1,879
World Kinect Corp 34,200 882
$ 3,966
TOTAL COMMON STOCKS $ 167,546
Total Investments $ 170,188
Other Assets and Liabilities -  1.02% 1,755
TOTAL NET ASSETS - 100.00% $ 171,943
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $81 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $77 or 0.04% of net assets.

Schedule of Investments
SmallCap Account
June 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,302 $ 21,396 $ 20,137 $ 2,561
$ 1,302 $ 21,396 $ 20,137 $ 2,561
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 37 $ — $ — $ —
$ 37 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 149 .56 % Shares Held Value (000's)
Exchange-Traded Funds - 149 .56%
iShares Core S&P 500 ETF
(a)
92,492 $ 50,614
SPDR Portfolio S&P 500 ETF
(a)
205,485 13,151
SPDR S&P 500 ETF Trust
(a)
18,572 10,107
Vanguard S&P 500 ETF
(a)
30,322 15,165
$ 89,037
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c)
413 —
TOTAL INVESTMENT COMPANIES $ 89,037
TOTAL PURCHASED OPTIONS - 24.26% $ 14,441
Total Investments $ 103,478
Other Assets and Liabilities -  (73.82)% (43,946)
TOTAL NET ASSETS - 100.00% $ 59,532
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$33,082 or 55.57% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 14 $ 74,266 $ 74,280 $ —
$ 14 $ 74,266 $ 74,280 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 220 $ 22 $ 5 .25 04/01/2025 $ 11,296 $ 11,860 $ 564
Put - S&P 500 Mini Index
(a)
N/A 1,868 187 $ 525 .44 04/01/2025 4,602 2,581 (2,021)
Total $ 15,898 $ 14,441 $ (1,457)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 519 $ 52 $ 577 .98 04/01/2025 $ (789) $ (1,024) $ (235)
Put - S&P 500 Mini Index
(a)
N/A 1,868 187 $ 472 .90 04/01/2025 (2,313) (1,215) 1,098
Total $ (3,102) $ (2,239) $ 863
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 107 .62 % Shares Held Value (000's)
Exchange-Traded Funds - 107 .50%
iShares Core S&P 500 ETF
(a)
21,299 $ 11,655
SPDR Portfolio S&P 500 ETF 47,313 3,028
SPDR S&P 500 ETF Trust
(a)
4,253 2,315
Vanguard S&P 500 ETF
(a)
6,964 3,483
$ 20,481
Money Market Funds - 0 .12%
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c)
23,311 23
TOTAL INVESTMENT COMPANIES $ 20,504
TOTAL PURCHASED OPTIONS - 17.16% $ 3,269
Total Investments $ 23,773
Other Assets and Liabilities -  (24.78)% (4,721)
TOTAL NET ASSETS - 100.00% $ 19,052
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$13,628 or 71.53% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 55,352 $ 55,329 $ 23
$ — $ 55,352 $ 55,329 $ 23
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 57 $ 6 $ 4 .77 01/02/2025 $ 2,785 $ 3,079 $ 294
Put - S&P 500 Mini Index
(a)
N/A 436 44 $ 476 .98 01/02/2025 802 190 (612)
Total $ 3,587 $ 3,269 $ (318)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 127 $ 13 $ 524 .68 01/02/2025 $ (227) $ (567) $ (340)
Put - S&P 500 Mini Index
(a)
N/A 436 44 $ 429 .28 01/02/2025 (411) (94) 317
Total $ (638) $ (661) $ (23)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 37 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 37 .91%
iShares Core S&P 500 ETF 33,905 $ 18,554
SPDR Portfolio S&P 500 ETF
(a)
75,364 4,823
SPDR S&P 500 ETF Trust
(a)
6,817 3,710
Vanguard S&P 500 ETF
(a)
11,127 5,565
$ 32,652
Money Market Funds - 0 .02%
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c)
18,595 19
TOTAL INVESTMENT COMPANIES $ 32,671
TOTAL PURCHASED OPTIONS - 6.97% $ 6,004
Total Investments $ 38,675
Other Assets and Liabilities -  55.10% 47,452
TOTAL NET ASSETS - 100.00% $ 86,127
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$5,914 or 6.87% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 50 $ 2,621 $ 2,652 $ 19
$ 50 $ 2,621 $ 2,652 $ 19
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 83 $ 8 $ 5 .46 07/01/2025 $ 4,448 $ 4,461 $ 13
Put - S&P 500 Mini Index
(a)
N/A 691 69 $ 546 .05 07/01/2025 1,544 1,543 (1)
Total $ 5,992 $ 6,004 $ 12
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 174 $ 17 $ 600 .66 07/01/2025 $ (275) $ (279) $ (4)
Put - S&P 500 Mini Index
(a)
N/A 691 69 $ 491 .45 07/01/2025 (769) (793) (24)
Total $ (1,044) $ (1,072) $ (28)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 87 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 87 .88%
iShares Core S&P 500 ETF
(a)
18,036 $ 9,870
SPDR Portfolio S&P 500 ETF 40,117 2,567
SPDR S&P 500 ETF Trust
(a)
3,597 1,958
Vanguard S&P 500 ETF 5,895 2,948
$ 17,343
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c)
13,896 14
TOTAL INVESTMENT COMPANIES $ 17,357
TOTAL PURCHASED OPTIONS - 16.59% $ 3,275
Total Investments $ 20,632
Other Assets and Liabilities -  (4.54)% (896)
TOTAL NET ASSETS - 100.00% $ 19,736
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$7,476 or 37.88% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales June 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 662 $ 1,526 $ 2,174 $ 14
$ 662 $ 1,526 $ 2,174 $ 14
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 60 $ 6 $ 4 .29 10/01/2024 $ 2,664 $ 3,250 $ 586
Put - S&P 500 Mini Index
(a)
N/A 380 38 $ 428 .81 10/01/2024 798 25 (773)
Total $ 3,462 $ 3,275 $ (187)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 98 $ 10 $ 471 .69 10/01/2024 $ (163) $ (806) $ (643)
Put - S&P 500 Mini Index
(a)
N/A 380 38 $ 385 .93 10/01/2024 (428) (11) 417
Total $ (591) $ (817) $ (226)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
June 30, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2024(c) $ 12 .24 ( $ 0 .03 ) $ 1 .55 $ 1 .52 $ – $ – $ 13 .76
2023 8 .80 ( 0 .01 ) 3 .45 3 .44 – – 12 .24
2022 12 .81 ( 0 .03 ) ( 3 .97 ) ( 4 .00 ) ( 0 .01 ) ( 0 .01 ) 8 .80
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(g) 10 .00 – 0 .34 0 .34 – – 10 .34

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .42% (d) $ 21,208 1 .05% (e) ,(f) ( 0 .45 ) % (e) 17 .9% (e)
39 .09 16,196 1 .05 (f) ( 0 .08 ) 8 .8
( 31 .20 ) 8,679 1 .05 (f) ( 0 .33 ) 91 .9
24 .72 13,515 1 .05 (f) ( 0 .63 ) 12 .5
3 .40 (d) 5,170 1 .05 (e) ,(f) ( 0 .66 ) (e) 54 .6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2024(c) $ 9 .40 $ 0 .16 ( $ 0 .23 ) ( $ 0 .07 ) $ – $ – $ – $ 9 .33
2023 9 .13 0 .28 0 .21 0 .49 ( 0 .22 ) – ( 0 .22 ) 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21
2019 10 .15 0 .28 0 .58 0 .86 ( 0 .29 ) – ( 0 .29 ) 10 .72

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .74 ) % (d) $ 2,363,215 0 .15% (e) 3 .39% (e) 52 .3% (e)
5 .51 2,440,279 0 .15 3 .07 47 .4
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
8 .47 2,539,460 0 .15 (f) 2 .60 93 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2024(c) $ 9 .63 $ 0 .19 ( $ 0 .24 ) ( $ 0 .05 ) $ – $ – $ – $ 9 .58
2023 9 .42 0 .34 0 .15 0 .49 ( 0 .28 ) – ( 0 .28 ) 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .62 ) % (d) ,(e) $ 206,421 0 .49% (f) 4 .12% (f) 157 .7% (f)
5 .34 199,271 0 .50 3 .57 143 .3
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
9 .81 252,874 0 .47 2 .99 152 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2024(c) $ 14.21 $ – $ 0.75 $ 0.75 $ – $ – $ – $ 14.96
2023 13.57 0.27 1.57 1.84 (0.29) (0.91) (1.20) 14.21
2022 18.11 0.28 (2.96) (2.68) (0.40) (1.46) (1.86) 13.57
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) ( 1 .05) 16.52
Class 2 shares
2024(c) 14.26 (0.02) 0.76 0.74 – – – 15.00
2023 13.61 0.24 1.57 1.81 (0.25) (0.91) (1.16) 14.26
2022 18.15 0.24 (2.97) (2.73) (0.35) (1.46) (1.81) 13.61
2021 17 .61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
Class 3 shares
2024(c) 14.05 (0.03) 0.75 0.72 – – – 14.77
2023 13.45 0.30 1.47 1.77 (0.26) (0.91) (1.17) 14.05
2022 18.04 0.26 (3.00) (2.74) (0.39) (1.46) (1.85) 13.45
2021 17.58 0.68 1.16 1.84 (0.40) (0.98) (1.38) 18.04
2020(i) 17.32 0.05 0.21 0.26 – – – 17.58

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.28% (d) $ 34,143 0.05% (e) – % (0.05) % (e) 8.5% (e)
14.17 33,872 0.05 – 1.95 13.9
(14.85) 32,564 0.05 – 1.79 19.5
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
5.19 (d) 661,526 0.30 (e) – (0.30) (e) 8.5 (e)
13.86 701,248 0.30 – 1.68 13.9
(15.10) 715,788 0.30 – 1.52 19.5
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23 .6
18.23 988,264 0.30 (f) 0.30 (g) 1.96 16.9
5.12 (d) 2,111 0.45 (e),(h) – (0.45) (e) 8.5 (e)
13.72 2,070 0.45 – 2.15 13.9
(15.24) 563 0.45 – 1.72 19.5
10.65 327 0.45 – 3.79 14.3
1.50 (d) 10 0.45 (e) – 4.31 (e) 23.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual expense limit.
(i) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
(c)
Class 2 shares
2024(d) $ 11 .66 ( $ 0 .01 ) $ 0 .61 $ 0 .60 $ – $ – $ – $ 12 .26
2023 10 .53 0 .19 1 .18 1 .37 ( 0 .15 ) ( 0 .09 ) ( 0 .24 ) 11 .66
2022 13 .27 0 .16 ( 1 .99 ) ( 1 .83 ) ( 0 .20 ) ( 0 .71 ) ( 0 .91 ) 10 .53
2021 12 .40 0 .22 1 .02 1 .24 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 13 .27
2020 11 .71 0 .20 0 .81 1 .01 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 12 .40
2019 10 .31 0 .28 1 .30 1 .58 ( 0 .09 ) ( 0 .09 ) ( 0 .18 ) 11 .71
Class 3 shares
2024(d) 11 .63 ( 0 .02 ) 0 .61 0 .59 – – – 12 .22
2023 10 .51 0 .18 1 .16 1 .34 ( 0 .13 ) ( 0 .09 ) ( 0 .22 ) 11 .63
2022 13 .23 0 .14 ( 1 .97 ) ( 1 .83 ) ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 10 .51
2021 12 .40 0 .19 1 .03 1 .22 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 13 .23
2020(h) 12 .22 0 .04 0 .14 0 .18 – – – 12 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .15% (e) $ 245,500 0 .38% (f) ( 0 .12 ) % (f) 11 .4% (f)
13 .08 241,311 0 .38 1 .76 35 .7
( 13 .79 ) 207,220 0 .38 1 .40 104 .9
10 .08 229,787 0 .38 1 .67 47 .6
8 .82 184,469 0 .38 (g) 1 .73 83 .5
15 .47 145,371 0 .38 (g) 2 .47 33 .1
5 .07 (e) 11 0 .53 (f) ,(g) ( 0 .28 ) (f) 11 .4 (f)
12 .83 11 0 .53 1 .61 35 .7
( 13 .84 ) 10 0 .53 1 .25 104 .9
9 .94 11 0 .53 1 .48 47 .6
1 .47 (e) 10 0 .53 (f) 5 .62 (f) 83 .5 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(d) Six months ended June 30, 2024.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED STRATEGIC ALLOCATION ACCOUNT
(c)
Class 2 shares
2024(d) $ 11 .67 ( $ 0 .02 ) $ 0 .58 $ 0 .56 $ – $ – $ – $ 12 .23
2023 11 .00 0 .18 1 .22 1 .40 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 11 .67
2022 14 .43 0 .17 ( 2 .27 ) ( 2 .10 ) ( 0 .35 ) ( 0 .98 ) ( 1 .33 ) 11 .00
2021 13 .65 0 .32 1 .03 1 .35 ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 14 .43
2020 12 .91 0 .24 1 .26 1 .50 ( 0 .25 ) ( 0 .51 ) ( 0 .76 ) 13 .65
2019 11 .34 0 .23 1 .74 1 .97 ( 0 .21 ) ( 0 .19 ) ( 0 .40 ) 12 .91
Class 3 shares
2024(d) 11 .62 ( 0 .03 ) 0 .58 0 .55 – – – 12 .17
2023 10 .95 0 .18 1 .20 1 .38 ( 0 .17 ) ( 0 .54 ) ( 0 .71 ) 11 .62
2022 14 .38 0 .16 ( 2 .28 ) ( 2 .12 ) ( 0 .33 ) ( 0 .98 ) ( 1 .31 ) 10 .95
2021 13 .65 0 .31 1 .02 1 .33 ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 14 .38
2020(h) 13 .46 0 .04 0 .15 0 .19 – – – 13 .65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .80% (e) $ 126,038 0 .31% (f) ,(g) ( 0 .31 ) % (f) 8 .5% (f)
13 .09 134,117 0 .31 (g) 1 .62 16 .4
( 14 .63 ) 141,384 0 .31 (g) 1 .36 21 .0
9 .94 184,060 0 .31 (g) 2 .24 18 .7
12 .03 185,139 0 .31 (g) 1 .84 25 .0
17 .48 176,235 0 .31 (g) 1 .90 21 .3
4 .73 (e) 11 0 .46 (f) ,(g) ( 0 .44 ) (f) 8 .5 (f)
13 .04 11 0 .46 1 .57 16 .4
( 14 .79 ) 9 0 .46 1 .28 21 .0
9 .81 11 0 .46 2 .17 18 .7
1 .41 (e) 10 0 .46 (f) 4 .31 (f) 25 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.
(d) Six months ended June 30, 2024.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2024(c) $ 17.35 ( $ 0.03) $ 1.24 $ 1.21 $ – $ – $ – $ 18.56
2023 16.20 0.27 2.32 2.59 (0.29) (1.15) (1.44) 17.35
2022 21.68 0.27 (3.66) (3.39) (0.40) (1.69) (2.09) 16.20
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) ( 1 .40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 ( 0 .33) (0.67) (1.00) 18.69
Class 3 shares
2024(c) 17.18 (0.04) 1.23 1.19 – – – 18.37
2023 16.07 0.26 2.28 2.54 (0.28) (1.15) (1.43) 17.18
2022 21.60 0.23 (3.64) (3.41) (0.43) (1.69) (2.12) 16.07
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020(i) 19.80 0.07 0.28 0.35 – – – 20.15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.97% (d) $ 2,897,797 0.30% (e) – % (0.30) % (e) 8.5% (e)
16.60 3,076,955 0.30 – 1.59 13.7
(15.70) 3,045,729 0.30 – 1.47 20.1
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (f) 0.30 (g) 1.89 16.0
6.93 (d) 882 0.45 (e),(h) – (0.45) (e) 8.5 (e)
16.40 281 0.45 – 1.56 13.7
(15.84) 208 0.45 – 1 .27 20.1
14.63 277 0.45 – 2.00 14.7
1.77 (d) 10 0.45 (e) – 5.91 (e) 23.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual expense limit.
(i) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
(c)
Class 2 shares
2024(d) $ 12 .42 ( $ 0 .01 ) $ 0 .88 $ 0 .87 $ – $ – $ – $ 13 .29
2023 11 .07 0 .20 1 .47 1 .67 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 12 .42
2022 14 .07 0 .17 ( 2 .12 ) ( 1 .95 ) ( 0 .20 ) ( 0 .85 ) ( 1 .05 ) 11 .07
2021 12 .68 0 .23 1 .52 1 .75 ( 0 .16 ) ( 0 .20 ) ( 0 .36 ) 14 .07
2020 12 .00 0 .19 0 .86 1 .05 ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .68
2019 10 .37 0 .26 1 .55 1 .81 ( 0 .10 ) ( 0 .08 ) ( 0 .18 ) 12 .00
Class 3 shares
2024(d) 12 .39 ( 0 .02 ) 0 .88 0 .86 – – – 13 .25
2023 11 .04 0 .18 1 .47 1 .65 ( 0 .12 ) ( 0 .18 ) ( 0 .30 ) 12 .39
2022 14 .03 0 .14 ( 2 .10 ) ( 1 .96 ) ( 0 .18 ) ( 0 .85 ) ( 1 .03 ) 11 .04
2021 12 .68 0 .20 1 .53 1 .73 ( 0 .18 ) ( 0 .20 ) ( 0 .38 ) 14 .03
2020(h) 12 .47 0 .05 0 .16 0 .21 – – – 12 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .00% (e) $ 1,545,222 0 .37% (f) ( 0 .12 ) % (f) 13 .2% (f)
15 .33 1,440,339 0 .37 1 .68 38 .6
( 13 .82 ) 1,196,821 0 .37 1 .36 101 .8
13 .89 1,277,128 0 .37 1 .69 57 .4
8 .98 995,575 0 .37 1 .63 85 .9
17 .57 765,417 0 .37 (g) 2 .32 36 .2
6 .94 (e) 12 0 .52 (f) ,(g) ( 0 .27 ) (f) 13 .2 (f)
15 .19 11 0 .52 1 .53 38 .6
( 13 .97 ) 10 0 .52 1 .18 101 .8
13 .74 12 0 .52 1 .46 57 .4
1 .68 (e) 10 0 .52 (f) 7 .20 (f) 85 .9 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(d) Six months ended June 30, 2024.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH STRATEGIC ALLOCATION ACCOUNT
(c)
Class 2 shares
2024(d) $ 12 .59 ( $ 0 .02 ) $ 0 .84 $ 0 .82 $ – $ – $ – $ 13 .41
2023 11 .75 0 .19 1 .58 1 .77 ( 0 .18 ) ( 0 .75 ) ( 0 .93 ) 12 .59
2022 15 .66 0 .17 ( 2 .54 ) ( 2 .37 ) ( 0 .40 ) ( 1 .14 ) ( 1 .54 ) 11 .75
2021 14 .33 0 .36 1 .58 1 .94 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 15 .66
2020 13 .53 0 .23 1 .46 1 .69 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 14 .33
2019 11 .61 0 .23 2 .09 2 .32 ( 0 .20 ) ( 0 .20 ) ( 0 .40 ) 13 .53
Class 3 shares
2024(d) 12 .52 ( 0 .03 ) 0 .84 0 .81 – – – 13 .33
2023 11 .70 0 .18 1 .56 1 .74 ( 0 .17 ) ( 0 .75 ) ( 0 .92 ) 12 .52
2022 15 .59 0 .15 ( 2 .51 ) ( 2 .36 ) ( 0 .39 ) ( 1 .14 ) ( 1 .53 ) 11 .70
2021 14 .33 0 .35 1 .56 1 .91 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 15 .59
2020(h) 14 .09 0 .05 0 .19 0 .24 – – – 14 .33

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .51% (e) $ 273,239 0 .31% (f) ( 0 .31 ) % (f) 12 .2% (f)
15 .60 293,439 0 .31 1 .53 15 .6
( 15 .12 ) 292,960 0 .30 1 .25 19 .9
13 .70 388,912 0 .30 2 .39 17 .4
13 .06 378,238 0 .30 (g) 1 .74 22 .3
20 .18 353,687 0 .31 (g) 1 .80 18 .8
6 .47 (e) 12 0 .46 (f) ,(g) ( 0 .47 ) (f) 12 .2 (f)
15 .37 11 0 .46 1 .48 15 .6
( 15 .17 ) 10 0 .45 1 .17 19 .9
13 .44 12 0 .45 2 .31 17 .4
1 .70 (e) 10 0 .45 (f) 5 .91 (f) 22 .3 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.
(d) Six months ended June 30, 2024.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2024(c) $ 12.57 ( $ 0.02) $ 0.44 $ 0.42 $ – $ – $ – $ 12.99
2023 12.00 0.22 1.08 1.30 (0.22) (0.51) (0.73) 12.57
2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15 .21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 ( 0 .22) (0.29) (0.51) 13.82
Class 3 shares
2024(c) 12.93 (0.03) 0.45 0.42 – – – 13.35
2023 12.21 0.24 1.08 1.32 (0.09) (0.51) (0.60) 12.93
2022 15.15 (0.01) (2.21) (2.22) – (0.72) (0.72) 12.21
2021 14.82 0.58 0.42 1.00 (0.32) (0.35) (0.67) 15.15
2020(j) 14.65 0.02 0.15 0.17 – – – 14.82

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.34% (d) $ 233,886 0.31% (e) – % (0.31) % (e) 17.2% (e)
11.20 246,966 0.31 – 1.80 15.8
(14.54) 254,300 0.30 – 1.58 23.5
6.96 325,983 0.30 (f) 0.30 (g) 1.75 24.8
11.27 323,525 0.30 (f) 0.30 (g) 2.10 31.2
15.16 279,888 0.31 (f) 0.31 (g) 2.16 25.6
3.33 (d),(h) 94 0.46 (e),(i) – (0.46) (e) 17.2 (e)
11.08 87 0.46 – 1.90 15.8
(14.73) 54 0.45 – (0 .04) 23.5
6.78 781 0.45 – 3.83 24.8
1.16 (d) 10 0.45 (e) – 2.69 (e) 31.2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.
(j) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2024(c) $ 15 .49 $ 0 .19 $ 0 .99 $ 1 .18 $ – $ – $ – $ 16 .67
2023 13 .36 0 .25 2 .07 2 .32 ( 0 .19 ) – ( 0 .19 ) 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .62% (d) $ 264,040 0 .85% (e) 2 .35% (e) 29 .8% (e)
17 .45 256,075 0 .93 1 .75 36 .5
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2024(c) $ 27 .51 $ 0 .30 $ 1 .65 $ 1 .95 $ – $ – $ – $ 29 .46
2023 26 .54 0 .64 2 .20 2 .84 ( 0 .58 ) ( 1 .29 ) ( 1 .87 ) 27 .51
2022 34 .25 0 .59 ( 4 .25 ) ( 3 .66 ) ( 0 .60 ) ( 3 .45 ) ( 4 .05 ) 26 .54
2021 28 .54 0 .55 5 .82 6 .37 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .25
2020 28 .19 0 .55 1 .08 1 .63 ( 0 .52 ) ( 0 .76 ) ( 1 .28 ) 28 .54
2019 22 .86 0 .56 6 .00 6 .56 ( 0 .51 ) ( 0 .72 ) ( 1 .23 ) 28 .19
Class 2 shares
2024(c) 27 .11 0 .26 1 .63 1 .89 – – – 29 .00
2023 26 .19 0 .57 2 .16 2 .73 ( 0 .52 ) ( 1 .29 ) ( 1 .81 ) 27 .11
2022 33 .87 0 .51 ( 4 .20 ) ( 3 .69 ) ( 0 .54 ) ( 3 .45 ) ( 3 .99 ) 26 .19
2021 28 .26 0 .47 5 .75 6 .22 ( 0 .59 ) ( 0 .02 ) ( 0 .61 ) 33 .87
2020 27 .93 0 .48 1 .06 1 .54 ( 0 .45 ) ( 0 .76 ) ( 1 .21 ) 28 .26
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
Class 3 shares
2024(c) 27 .24 0 .24 1 .64 1 .88 – – – 29 .12
2023 26 .30 0 .55 2 .21 2 .76 ( 0 .53 ) ( 1 .29 ) ( 1 .82 ) 27 .24
2022 34 .10 0 .47 ( 4 .23 ) ( 3 .76 ) ( 0 .59 ) ( 3 .45 ) ( 4 .04 ) 26 .30
2021 28 .53 0 .47 5 .76 6 .23 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .10
2020(g) 27 .94 0 .03 0 .56 0 .59 – – – 28 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .09% (d) $ 613,311 0 .48% (e) 2 .10% (e) 14 .9% (e)
11 .22 598,294 0 .49 2 .41 12 .9
( 10 .50 ) 625,764 0 .48 1 .99 19 .6
22 .47 701,625 0 .47 1 .73 9 .6
6 .43 755,882 0 .48 2 .18 21 .0
29 .09 741,311 0 .47 2 .16 17 .9
6 .97 (d) 68,336 0 .73 (e) 1 .85 (e) 14 .9 (e)
10 .93 65,603 0 .74 2 .16 12 .9
( 10 .72 ) 56,495 0 .73 1 .75 19 .6
22 .15 53,723 0 .72 1 .48 9 .6
6 .15 33,951 0 .73 1 .93 21 .0
28 .78 31,874 0 .72 1 .91 17 .9
6 .90 (d) 1,735 0 .88 (e) ,(f) 1 .71 (e) 14 .9 (e)
11 .00 1,105 0 .89 2 .08 12 .9
( 10 .86 ) 308 0 .88 1 .61 19 .6
21 .97 148 0 .87 1 .43 9 .6
2 .11 (d) 10 0 .88 (e) 1 .88 (e) 21 .0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2024(c) $ 14 .69 $ 0 .12 $ 1 .11 $ 1 .23 $ – $ – $ – $ 15 .92
2023 13 .39 0 .21 1 .45 1 .66 ( 0 .36 ) – ( 0 .36 ) 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .37% (d) $ 70,576 1 .14% (e) 1 .59% (e) 30 .8% (e)
12 .53 67,407 1 .16 (f) 1 .50 33 .0
( 22 .66 ) 68,015 1 .10 (f) 1 .98 34 .5
0 .58 90,815 1 .18 (f) 1 .01 35 .7
19 .23 93,839 1 .21 (f) ,(g) 0 .71 57 .6
17 .60 89,729 1 .20 (f) 2 .46 112 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2024(c) $ 8 .42 $ 0 .13 ( $ 0 .22 ) ( $ 0 .09 ) $ – $ – $ 8 .33
2023 8 .24 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .19 ) 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) ( 0 .27 ) 9 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .07 ) % (d) $ 115,322 0 .51% (e) 3 .25% (e) 209 .2% (e)
4 .64 121,708 0 .53 2 .82 173 .6
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2024(c) $ 40 .42 ( $ 0 .02 ) $ 6 .60 $ 6 .58 $ – $ – $ – $ 47 .00
2023 30 .22 – 12 .03 12 .03 – ( 1 .83 ) ( 1 .83 ) 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) – ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .28% (d) $ 647,944 0 .67% (e) ,(f) ( 0 .10 ) % (e) 36 .3% (e)
40 .34 580,072 0 .69 (f) ( 0 .01 ) 28 .2
( 34 .16 ) 439,493 0 .69 (f) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (f) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (f) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (f) 0 .03 30 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2024(c) $ 21 .73 $ 0 .15 $ 3 .14 $ 3 .29 $ – $ – $ – $ 25 .02
2023 18 .24 0 .30 4 .36 4 .66 ( 0 .30 ) ( 0 .87 ) ( 1 .17 ) 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
Class 2 shares
2024(c) 21 .30 0 .12 3 .08 3 .20 – – – 24 .50
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .14% (d) $ 2,759,528 0 .21% (e) 1 .27% (e) 1 .9% (e)
25 .97 2,735,181 0 .21 1 .49 2 .3
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
14 .97 (d) ,(f) 62,433 0 .46 (e) 1 .02 (e) 1 .9 (e)
25 .68 (f) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2024(c) $ 15 .95 $ 0 .11 $ 2 .12 $ 2 .23 $ – $ – $ – $ 18 .18
2023 13 .88 0 .22 2 .99 3 .21 ( 0 .20 ) ( 0 .94 ) ( 1 .14 ) 15 .95
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .98% (d) $ 167,353 0 .37% (e) 1 .27% (e) 10 .4% (e)
23 .67 178,475 0 .37 1 .45 5 .7
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2024(c) $ 63 .02 $ 0 .03 $ 5 .07 $ 5 .10 $ – $ – $ – $ 68 .12
2023 51 .25 0 .17 13 .04 13 .21 – ( 1 .44 ) ( 1 .44 ) 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
Class 2 shares
2024(c) 61 .99 ( 0 .05 ) 4 .98 4 .93 – – – 66 .92
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .08% (d) ,(e) $ 577,668 0 .53% (f) 0 .10% (f) 9 .7% (f)
26 .08 (e) 573,406 0 .55 0 .30 8 .8
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (e) 604,094 0 .54 0 .14 12 .2
43 .10 (e) 587,854 0 .55 0 .72 10 .5
7 .95 (d) 44,328 0 .78 (f) ( 0 .14 ) (f) 9 .7 (f)
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (e) 20,808 0 .80 0 .48 10 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2024(c) $ 35 .30 $ 0 .13 $ 5 .62 $ 5 .75 $ – $ – $ – $ 41 .05
2023 30 .36 0 .30 7 .12 7 .42 ( 0 .28 ) ( 2 .20 ) ( 2 .48 ) 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
Class 2 shares
2024(c) 34 .55 0 .08 5 .49 5 .57 – – – 40 .12
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .29% (d) $ 144,467 0 .63% (e) 0 .67% (e) 45 .6% (e)
25 .15 134,161 0 .65 0 .90 49 .6
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
16 .12 (d) 60,375 0 .88 (e) 0 .42 (e) 45 .6 (e)
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2024(c) $ 12 .50 $ 0 .13 $ 0 .37 $ 0 .50 $ – $ – $ – $ 13 .00
2023 11 .62 0 .34 1 .06 1 .40 ( 0 .33 ) ( 0 .19 ) ( 0 .52 ) 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .00% (d) $ 142,952 0 .01% (e) 2 .10% (e) 16 .7% (e)
12 .26 152,073 0 .02 2 .80 14 .0
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2024(c) $ 12 .95 $ 0 .11 $ 0 .54 $ 0 .65 $ – $ – $ – $ 13 .60
2023 11 .70 0 .31 1 .42 1 .73 ( 0 .22 ) ( 0 .26 ) ( 0 .48 ) 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .02% (d) $ 287,258 0 .01% (e) 1 .67% (e) 37 .5% (e)
15 .09 276,060 0 .01 2 .55 14 .2
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2024(c) $ 16 .60 $ 0 .08 $ 1 .07 $ 1 .15 $ – $ – $ – $ 17 .75
2023 14 .59 0 .34 2 .28 2 .62 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .93% (d) $ 161,013 0 .01% (e) 0 .96% (e) 28 .4% (e)
18 .27 150,890 0 .02 2 .17 21 .2
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2024(c) $ 16 .11 $ 0 .03 $ 1 .30 $ 1 .33 $ – $ – $ – $ 17 .44
2023 13 .96 0 .28 2 .52 2 .80 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .26% (d) $ 78,804 0 .01% (e) 0 .38% (e) 21 .8% (e)
20 .38 70,704 0 .03 1 .83 24 .8
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2024(c) $ 15 .67 $ 0 .03 $ 1 .26 $ 1 .29 $ – $ – $ – $ 16 .96
2023 13 .56 0 .28 2 .42 2 .70 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .23% (d) $ 25,239 0 .04% (e) 0 .35% (e) 20 .3% (e)
20 .28 21,432 0 .09 1 .94 21 .1
( 18 .78 ) 15,131 0 .04 (f) 1 .21 36 .5
17 .96 17,280 0 .03 (f) 3 .38 25 .3
16 .58 11,468 0 .07 (f) 1 .73 58 .8
27 .24 8,131 0 .10 (f) 2 .15 38 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2024(c) $ 11 .03 $ 0 .13 $ 0 .25 $ 0 .38 $ – $ – $ – $ 11 .41
2023 10 .12 0 .33 0 .76 1 .09 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .45% (d) $ 52,662 0 .02% (e) 2 .37% (e) 22 .1% (e)
10 .79 55,858 0 .05 3 .15 15 .3
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2024(c) $ 18 .12 $ 0 .21 ( $ 0 .50 ) ( $ 0 .29 ) $ – $ – $ – $ 17 .83
2023 16 .97 0 .44 1 .71 2 .15 ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
Class 2 shares
2024(c) 18 .15 0 .19 ( 0 .50 ) ( 0 .31 ) – – – 17 .84
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .60 ) % (d) $ 133,778 0 .79% (e) 2 .40% (e) 41 .4% (e)
13 .33 143,715 0 .80 2 .57 16 .2
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (f) 1 .62 19 .3
( 1 .71 ) (d) 9,877 1 .04 (e) 2 .16 (e) 41 .4 (e)
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (f) 1 .43 19 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2024(c) $ 13 .77 $ 0 .08 $ 0 .92 $ 1 .00 $ – $ – $ – $ 14 .77
2023 12 .71 0 .28 1 .69 1 .97 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
Class 2 shares
2024(c) 13 .52 0 .06 0 .91 0 .97 – – – 14 .49
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .26% (d) $ 453,958 0 .23% (e) 1 .10% (e) 11 .1% (e)
16 .00 449,622 0 .24 2 .09 26 .7
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (f) 2 .06 23 .0
7 .17 (d) 146,574 0 .48 (e) 0 .85 (e) 11 .1 (e)
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (f) 1 .89 23 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2024(c) $ 11 .05 $ 0 .09 $ 0 .43 $ 0 .52 $ – $ – $ – $ 11 .57
2023 10 .23 0 .28 0 .93 1 .21 ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
Class 2 shares
2024(c) 10 .86 0 .08 0 .41 0 .49 – – – 11 .35
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .71% (d) $ 132,451 0 .24% (e) 1 .64% (e) 12 .2% (e)
11 .97 133,470 0 .25 2 .60 28 .4
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (f) 2 .32 30 .8
4 .51 (d) 32,271 0 .49 (e) 1 .40 (e) 12 .2 (e)
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (f) 2 .15 30 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2024(c) $ 19 .62 $ 0 .05 $ 1 .72 $ 1 .77 $ – $ – $ – $ 21 .39
2023 17 .65 0 .31 3 .01 3 .32 ( 0 .34 ) ( 1 .01 ) ( 1 .35 ) 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
Class 2 shares
2024(c) 19 .21 0 .02 1 .69 1 .71 – – – 20 .92
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .02% (d) $ 216,790 0 .23% (e) 0 .49% (e) 13 .1% (e)
19 .37 205,429 0 .24 1 .66 28 .0
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (f) 1 .89 16 .2
8 .90 (d) 189,895 0 .48 (e) 0 .24 (e) 13 .1 (e)
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (f) 1 .68 16 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2024(c) $ 10 .75 $ 0 .11 $ 0 .22 $ 0 .33 $ – $ – $ – $ 11 .08
2023 10 .17 0 .30 0 .63 0 .93 ( 0 .35 ) – ( 0 .35 ) 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
Class 2 shares
2024(c) 10 .59 0 .10 0 .21 0 .31 – – – 10 .90
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .07% (d) $ 95,339 0 .24% (e) 2 .10% (e) 18 .6% (e)
9 .37 99,003 0 .25 2 .87 24 .8
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
2 .83 (d) ,(f) 36,030 0 .49 (e) 1 .85 (e) 18 .6 (e)
9 .21 (f) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2024(c) $ 22 .88 $ – $ 2 .38 $ 2 .38 $ – $ – $ – $ 25 .26
2023 19 .76 0 .28 3 .95 4 .23 ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
Class 2 shares
2024(c) 22 .43 ( 0 .02 ) 2 .32 2 .30 – – – 24 .73
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .40% (d) $ 225,653 0 .23% (e) 0 .04% (e) 12 .3% (e)
21 .86 203,367 0 .24 1 .31 30 .2
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (f) 1 .89 20 .3
10 .25 (d) 214,886 0 .48 (e) ( 0 .21 ) (e) 12 .3 (e)
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (f) 1 .67 20 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2024(c) $ 2 .50 $ 0 .05 $ 0 .01 $ 0 .06 $ – $ – $ – $ 2 .56
2023 2 .41 0 .08 0 .05 0 .13 ( 0 .04 ) – ( 0 .04 ) 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .00% (d) ,(e) $ 140,684 0 .42% (f) 3 .97% (f) 57 .0% (f)
5 .60 135,924 0 .43 3 .40 38 .7
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (g) 1 .61 73 .7
4 .70 130,852 0 .51 (g) 2 .31 54 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2024(c) $ 15 .02 $ 0 .04 $ 0 .22 $ 0 .26 $ – $ – $ – $ 15 .28
2023 13 .03 0 .05 1 .98 2 .03 ( 0 .04 ) – ( 0 .04 ) 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
Class 2 shares
2024(c) 14 .88 0 .02 0 .22 0 .24 – – – 15 .12
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .73% (d) $ 162,909 0 .84% (e) 0 .47% (e) 33 .9% (e)
15 .53 (f) 166,600 0 .85 0 .38 24 .6
( 20 .63 ) (f) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
1 .54 (d) ,(f) 9,034 1 .09 (e) 0 .21 (e) 33 .9 (e)
15 .39 (f) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER APRIL ACCOUNT
Class 2 shares
2024(c) $ 9 .90 $ 0 .02 $ 1 .11 $ 1 .13 $ – $ – $ – $ 11 .03
2023(h) 10 .00 0 .03 1 .25 1 .28 ( 0 .06 ) ( 1 .32 ) ( 1 .38 ) 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .30% (d) ,(e) $ 59,532 0 .95% (f) ,(g) 0 .36% (f) 58 .9% (f)
12 .87 (d) ,(e) 22,730 0 .98 (f) ,(g) ,(i) 0 .43 (f) 182 .4 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(i) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JANUARY ACCOUNT
Class 2 shares
2024(c) $ 10 .07 $ 0 .02 $ 1 .08 $ 1 .10 $ – $ – $ – $ 11 .17
2023 9 .99 0 .05 1 .90 1 .95 ( 0 .07 ) ( 1 .80 ) ( 1 .87 ) 10 .07
2022(j) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .92% (d) $ 19,052 0 .97% (e) ,(f) ,(g) 0 .33% (e) 221 .1% (e)
19 .42 (h) 58,333 0 .98 (f) ,(i) 0 .47 136 .3
0 .00 (d) ,(h) 26,581 0 .95 (e) ,(f) 3 .20 (e) 0 .0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from December 28, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2024(c) $ 11 .67 $ 0 .01 $ 1 .32 $ 1 .33 $ – $ – $ – $ 13 .00
2023 10 .16 0 .07 1 .78 1 .85 ( 0 .04 ) ( 0 .30 ) ( 0 .34 ) 11 .67
2022(j) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .57% (d) ,(e) $ 86,127 0 .97% (f) ,(g) ,(h) 0 .09% (f) 61 .7% (f)
18 .23 54,229 0 .96 (g) ,(i) 0 .61 69 .3
1 .93 (d) 26,247 0 .95 (f) ,(g) 0 .72 (f) 20 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from June 29, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER OCTOBER ACCOUNT
Class 2 shares
2024(c) $ 11 .70 $ 0 .01 $ 1 .32 $ 1 .33 $ – $ – $ – $ 13 .03
2023 10 .51 0 .05 1 .98 2 .03 ( 0 .05 ) ( 0 .79 ) ( 0 .84 ) 11 .70
2022(j) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .45% (d) ,(e) $ 19,736 0 .96% (f) ,(g) ,(h) 0 .21% (f) 8 .6% (f)
19 .45 18,800 0 .97 (g) ,(i) 0 .47 47 .4
5 .29 (d) 17,978 0 .99 (f) ,(g) ,(k) 0 .68 (f) 180 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(k) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Variable Contracts Funds, Inc.
June 30, 2024

During the two most recent fiscal years and any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Variable Contracts Funds, Inc.
June 30, 2024

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Variable Contracts Funds, Inc.
June 30, 2024

The Principal Variable Contracts Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as
Interested Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the
Chief Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Directors’ expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
June 30, 2024

During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | MM1291-29 | 06/2024 | 3607189

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	08/12/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	08/12/2024

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	08/12/2024